PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited)

Voya U.S. Bond Index Portfolio
Royal
Principal
Amount † RA Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS : 34.7%
United States Treasury Bonds : 2.2%
857,600
3.875
%,
08/15/2040 $ 845,473
0.1
22,297,000
4.125
%,
08/15/2044 22,126,289
1.3
3,551,000
4.250
%,
02/15/2054 3,619,801
0.2
8,962,000
4.625
%,
05/15/2044 9,501,120
0.6
36,092,683
2.2
United States Treasury Notes : 32.5%
74,821,000
2.000
%,
08/15/2025 73,520,821
4.5
149,320,000
3.375
%,
09/30/2029 148,882,539
9.1
72,486,000
(1)
3.500
%,
09/30/2026 72,286,380
4.4
31,163,000
3.500
%,
09/30/2031 31,107,004
1.9
159,689,000
3.625
%,
09/15/2027 158,884,318
9.7
32,093,000
3.875
%,
08/15/2034 32,321,161
2.0
4,682,000
4.350
%,
05/15/2054 5,079,604
0.3
9,871,000
4.375
%,
07/15/2027 10,078,831
0.6
134,000
4.625
%,
06/15/2027 137,635
0.0
532,298,293
32.5
Total U.S. Treasury
Obligations
(Cost $567,341,680)
568,390,976
34.7
U.S. GOVERNMENT AGENCY OBLIGATIONS : 26.5%
Federal Agricultural Mortgage Corporation : 0.1%
2,050,000
1.620
%,
09/04/2025 2,005,189
0.1
Federal Farm Credit Banks Funding Corporation :
0.2%
2,635,000
2.400
%,
09/21/2026 2,571,345
0.2
338,000
3.400
%,
04/25/2034 320,042
0.0
2,891,387
0.2
Federal Home Loan Bank : 0.2%
3,110,000
1.100
%,
08/20/2026 2,962,590
0.2
1,175,000
3.500
%,
06/11/2032 1,141,211
0.0
4,103,801
0.2
Federal Home Loan Mortgage Association : 0.2%
(2)
473,000
(1)
6.625
%,
11/15/2030 547,625
0.0
2,015,000
7.125
%,
01/15/2030 2,346,459
0.2
2,894,084
0.2
Federal Home Loan Mortgage Corporation : 2.5%
(2)
1,432,199
3.000
%,
04/01/2045 1,325,235
0.1
1,470,903
3.000
%,
04/01/2045 1,362,270
0.1
5,235,717
3.000
%,
05/01/2045 4,842,513
0.3
2,307,145
3.000
%,
11/01/2046 2,126,971
0.2
2,707,843
3.000
%,
11/01/2047 2,495,705
0.2
92,144
3.500
%,
01/01/2042 88,325
0.0
309,662
3.500
%,
01/01/2042 296,893
0.0
1,231,473
3.500
%,
08/01/2042 1,175,628
0.1
5,274,708
3.500
%,
04/01/2043 5,035,397
0.3
5,100,754
3.500
%,
02/01/2044 4,869,425
0.3
1,894,410
3.500
%,
12/01/2046 1,790,405
0.1
992,560
3.500
%,
12/01/2047 941,767
0.1
7,882
4.000
%,
01/01/2025 7,849
0.0
33,037
4.000
%,
08/01/2040 32,715
0.0
282,803
4.000
%,
04/01/2041 280,044
0.0
375,264
4.000
%,
05/01/2041 370,672
0.0
24,828
4.000
%,
08/01/2041 24,586
0.0
143,871
4.000
%,
01/01/2042 141,994
0.0
594,747
4.000
%,
03/01/2042 588,945
0.1
34,029
4.000
%,
12/01/2042 33,539
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
510,859
4.000
%,
02/01/2044 $ 506,977
0.1
181,075
4.000
%,
07/01/2045 177,069
0.0
119,183
4.000
%,
09/01/2045 116,546
0.0
163,892
4.000
%,
09/01/2045 160,002
0.0
167,967
4.000
%,
09/01/2045 163,575
0.0
1,980,718
4.000
%,
11/01/2045 1,936,890
0.1
445,018
4.000
%,
05/01/2046 435,173
0.1
116,472
4.000
%,
11/01/2047 113,202
0.0
173,320
4.000
%,
03/01/2048 168,947
0.0
21,645
4.500
%,
03/01/2039 21,925
0.0
60,862
4.500
%,
08/01/2039 61,649
0.0
70,092
4.500
%,
09/01/2039 70,998
0.0
130,342
4.500
%,
09/01/2039 132,027
0.0
157,857
4.500
%,
09/01/2039 159,898
0.0
118,307
4.500
%,
10/01/2039 119,468
0.0
205,394
4.500
%,
12/01/2039 208,050
0.0
60,884
4.500
%,
03/01/2040 61,672
0.0
165,471
4.500
%,
04/01/2040 167,612
0.0
30,856
4.500
%,
06/01/2040 31,255
0.0
144,083
4.500
%,
07/01/2040 145,946
0.0
199,977
4.500
%,
07/01/2040 202,564
0.0
51,410
4.500
%,
08/01/2040 52,075
0.0
139,030
4.500
%,
08/01/2040 140,828
0.0
60,791
4.500
%,
03/01/2041 61,578
0.0
164,219
4.500
%,
03/01/2041 166,344
0.0
77,183
4.500
%,
04/01/2041 78,181
0.0
246,973
4.500
%,
06/01/2041 250,169
0.0
161,853
4.500
%,
07/01/2041 163,947
0.0
23,368
4.500
%,
08/01/2041 23,247
0.0
388,754
4.500
%,
08/01/2041 389,374
0.1
326,735
4.500
%,
07/01/2048 325,537
0.0
9,487
5.000
%,
03/01/2034 9,743
0.0
37,028
5.000
%,
12/01/2034 38,023
0.0
37,310
5.000
%,
08/01/2035 38,310
0.0
136,255
5.000
%,
08/01/2035 139,895
0.0
36,089
5.000
%,
10/01/2035 37,112
0.0
40,801
5.000
%,
10/01/2035 41,924
0.0
50,002
5.000
%,
10/01/2035 51,338
0.0
101,983
5.000
%,
12/01/2035 104,853
0.0
15,077
5.000
%,
04/01/2036 15,539
0.0
43,670
5.000
%,
11/01/2036 44,863
0.0
33,618
5.000
%,
02/01/2037 34,662
0.0
24,549
5.000
%,
05/01/2037 25,301
0.0
358,331
5.000
%,
10/01/2037 368,193
0.0
69,508
5.000
%,
03/01/2038 71,436
0.0
202,578
5.000
%,
03/01/2038 208,908
0.0
219,921
5.000
%,
03/01/2038 226,474
0.0
49,253
5.000
%,
04/01/2038 50,812
0.0
6,904
5.000
%,
10/01/2038 7,123
0.0
24,638
5.000
%,
06/01/2040 25,419
0.0
65,864
5.000
%,
08/01/2040 67,951
0.0
145,058
5.000
%,
04/01/2041 149,662
0.0
41,062
5.490
%,
02/01/2037 42,725
0.0
10
5.500
%,
12/01/2024 10
0.0
29,882
5.500
%,
09/01/2034 30,860
0.0
48,097
5.500
%,
01/01/2035 49,670
0.0
18,217
5.500
%,
09/01/2035 18,895
0.0
381,591
5.500
%,
09/01/2035 395,968
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
227,453
5.500
%,
10/01/2035 $ 236,019
0.0
34,141
5.500
%,
03/01/2036 35,323
0.0
113,290
5.500
%,
03/01/2036 117,556
0.0
21,476
5.500
%,
05/01/2036 22,209
0.0
98,236
5.500
%,
06/01/2036 101,732
0.0
1,782
5.500
%,
07/01/2036 1,844
0.0
6,362
5.500
%,
07/01/2036 6,602
0.0
35,990
5.500
%,
07/01/2036 37,345
0.0
6,401
5.500
%,
10/01/2036 6,642
0.0
44,561
5.500
%,
11/01/2036 46,173
0.0
3,282
5.500
%,
12/01/2036 3,410
0.0
22,433
5.500
%,
12/01/2036 23,255
0.0
31,779
5.500
%,
12/01/2036 32,943
0.0
4,852
5.500
%,
02/01/2037 5,032
0.0
30,012
5.500
%,
02/01/2037 31,051
0.0
9,666
5.500
%,
05/01/2037 9,991
0.0
1,252
5.500
%,
06/01/2037 1,295
0.0
16,119
5.500
%,
12/01/2037 16,628
0.0
8,236
5.500
%,
03/01/2038 8,496
0.0
2,439
5.500
%,
06/01/2038 2,513
0.0
5,004
5.500
%,
06/01/2038 5,157
0.0
4,634
5.500
%,
08/01/2038 4,771
0.0
391
5.500
%,
10/01/2038 403
0.0
325,679
5.500
%,
11/01/2038 336,258
0.0
5,148
5.500
%,
12/01/2038 5,305
0.0
6,577
5.500
%,
12/01/2038 6,777
0.0
8,970
5.500
%,
12/01/2038 9,253
0.0
8,722
5.500
%,
01/01/2039 8,995
0.0
52,744
5.500
%,
01/01/2039 54,381
0.0
30,911
5.500
%,
01/01/2040 31,850
0.0
32,602
5.500
%,
01/01/2040 33,601
0.0
30,065
5.500
%,
03/01/2040 30,979
0.0
94,036
5.500
%,
01/01/2041 96,892
0.0
42,726
5.750
%,
05/01/2037 44,788
0.0
34,476
5.800
%,
08/01/2037 36,184
0.0
31,807
5.800
%,
09/01/2037 33,383
0.0
62,769
5.800
%,
09/01/2037 65,688
0.0
1,115
6.000
%,
04/01/2028 1,142
0.0
13,464
6.000
%,
07/01/2028 13,773
0.0
80
6.000
%,
04/01/2036 83
0.0
1,414
6.000
%,
04/01/2036 1,492
0.0
4,266
6.000
%,
04/01/2036 4,503
0.0
13,662
6.000
%,
06/01/2036 14,430
0.0
4,535
6.000
%,
07/01/2036 4,787
0.0
1,053
6.000
%,
08/01/2036 1,077
0.0
4,402
6.000
%,
08/01/2036 4,645
0.0
22,180
6.000
%,
08/01/2036 23,037
0.0
25,072
6.000
%,
01/01/2037 26,464
0.0
22,205
6.000
%,
02/01/2037 23,438
0.0
1,157
6.000
%,
04/01/2037 1,221
0.0
985
6.000
%,
06/01/2037 1,036
0.0
3,401
6.000
%,
06/01/2037 3,527
0.0
112
6.000
%,
07/01/2037 118
0.0
3,465
6.000
%,
07/01/2037 3,657
0.0
783
6.000
%,
08/01/2037 826
0.0
1,537
6.000
%,
08/01/2037 1,621
0.0
3,161
6.000
%,
08/01/2037 3,335
0.0
7,200
6.000
%,
08/01/2037 7,573
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
117,047
6.000
%,
08/01/2037 $ 122,501
0.0
1,276
6.000
%,
09/01/2037 1,344
0.0
1,914
6.000
%,
09/01/2037 1,958
0.0
2,575
6.000
%,
09/01/2037 2,716
0.0
4,709
6.000
%,
10/01/2037 4,967
0.0
5,453
6.000
%,
10/01/2037 5,752
0.0
7,505
6.000
%,
10/01/2037 7,743
0.0
1,017
6.000
%,
11/01/2037 1,048
0.0
1,481
6.000
%,
11/01/2037 1,562
0.0
20,943
6.000
%,
11/01/2037 22,077
0.0
36,384
6.000
%,
12/01/2037 38,223
0.0
1,100
6.000
%,
01/01/2038 1,154
0.0
5,431
6.000
%,
01/01/2038 5,644
0.0
8,438
6.000
%,
01/01/2038 8,905
0.0
6,416
6.000
%,
05/01/2038 6,667
0.0
665
6.000
%,
06/01/2038 701
0.0
8,213
6.000
%,
07/01/2038 8,543
0.0
17,459
6.000
%,
07/01/2038 18,386
0.0
445
6.000
%,
09/01/2038 469
0.0
4,195
6.000
%,
09/01/2038 4,422
0.0
9,392
6.000
%,
09/01/2038 9,683
0.0
161,585
6.000
%,
09/01/2038 166,683
0.0
5,416
6.000
%,
11/01/2038 5,640
0.0
83,577
6.000
%,
01/01/2039 87,892
0.0
51,464
6.000
%,
04/01/2039 53,587
0.0
29,882
6.000
%,
08/01/2039 30,942
0.0
20,642
6.000
%,
10/01/2039 21,756
0.0
10,091
6.000
%,
11/01/2039 10,649
0.0
25,113
6.000
%,
11/01/2039 25,898
0.0
896
6.000
%,
12/01/2039 942
0.0
31,004
6.000
%,
05/01/2040 32,711
0.0
49,235
6.150
%,
12/01/2037 50,993
0.0
15,555
6.150
%,
01/01/2038 15,768
0.0
70,479
6.150
%,
02/01/2038 73,144
0.0
494,000
(1)
6.250
%,
07/15/2032 576,742
0.1
204,118
(3)
6.400
%, (RFUCCT1Y +
1.900%),
02/01/2042 208,995
0.0
5,140
6.500
%,
06/01/2036 5,388
0.0
1,129
6.500
%,
08/01/2036 1,187
0.0
431
6.500
%,
10/01/2036 449
0.0
17,101
6.500
%,
10/01/2036 17,930
0.0
6,105
6.500
%,
07/01/2037 6,341
0.0
3,861
6.500
%,
09/01/2037 4,045
0.0
1,714
6.500
%,
10/01/2037 1,783
0.0
2,482
6.500
%,
11/01/2037 2,604
0.0
1,833
6.500
%,
04/01/2038 1,932
0.0
7,775
6.500
%,
04/01/2038 8,294
0.0
228
6.500
%,
05/01/2038 237
0.0
896
6.500
%,
08/01/2038 944
0.0
101
6.500
%,
10/01/2038 105
0.0
4,047
6.500
%,
11/01/2038 4,269
0.0
4,273
6.500
%,
12/01/2038 4,461
0.0
6,158
6.500
%,
12/01/2038 6,409
0.0
48,620
6.500
%,
12/01/2038 50,655
0.0
187,363
6.500
%,
12/01/2038 195,636
0.0
1,993
6.500
%,
01/01/2039 2,103
0.0
40,583,360
2.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal National Mortgage Association : 0.1%
(2)
507,803
3.000
%,
09/01/2046 $ 458,376
0.0
592,377
3.720
%,
10/01/2029 586,769
0.1
4,593
5.700
%,
07/01/2036 4,576
0.0
32,494
5.700
%,
07/01/2036 32,383
0.0
1,082,104
0.1
Government National Mortgage Association : 6.0%
2,585,408
2.000
%,
12/20/2050 2,195,929
0.2
8,797,325
2.000
%,
01/20/2051 7,470,014
0.5
5,883,168
2.000
%,
02/20/2051 4,994,394
0.3
1,529,194
2.500
%,
03/20/2051 1,350,424
0.1
3,065,508
2.500
%,
04/20/2051 2,705,733
0.2
2,375,272
2.500
%,
05/20/2051 2,096,724
0.1
2,191,638
2.500
%,
08/20/2051 1,932,744
0.1
2,238,935
2.500
%,
10/20/2051 1,973,930
0.1
3,051,369
2.500
%,
11/20/2051 2,690,202
0.2
6,089,031
2.500
%,
12/20/2051 5,368,740
0.3
2,437,678
2.500
%,
04/20/2052 2,149,091
0.1
1,386,632
3.000
%,
07/20/2045 1,282,012
0.1
1,535,655
3.000
%,
10/20/2051 1,370,311
0.1
7,508,171
3.000
%,
10/20/2051 6,854,244
0.4
3,480,322
3.000
%,
11/20/2051 3,105,605
0.2
2,243,012
3.000
%,
12/20/2051 2,046,958
0.1
1,674,850
3.000
%,
03/20/2052 1,522,574
0.1
4,563,507
3.500
%,
03/20/2047 4,406,615
0.3
1,571,900
3.500
%,
09/20/2047 1,487,523
0.1
5,307,689
3.500
%,
03/20/2048 5,047,791
0.3
995,244
4.000
%,
10/20/2043 994,998
0.1
533,453
4.000
%,
03/20/2046 523,789
0.0
921,020
4.000
%,
03/20/2046 904,337
0.1
4,289,441
4.000
%,
09/20/2052 4,150,706
0.3
343,696
4.500
%,
02/20/2041 347,937
0.0
103,902
4.500
%,
03/20/2041 105,184
0.0
395,055
4.500
%,
05/20/2041 399,931
0.0
314,404
4.500
%,
06/20/2041 318,285
0.0
510,145
4.500
%,
07/20/2041 516,441
0.0
381,276
4.500
%,
09/20/2041 385,981
0.0
648,627
4.500
%,
10/20/2041 656,633
0.1
808,964
4.500
%,
01/20/2050 808,813
0.1
3,105,597
4.500
%,
07/20/2052 3,072,621
0.2
5,055
5.000
%,
10/15/2037 5,214
0.0
1,333
5.000
%,
04/15/2038 1,374
0.0
22,748
5.000
%,
03/15/2039 23,459
0.0
30,267
5.000
%,
08/15/2039 31,592
0.0
269,809
5.000
%,
09/15/2039 277,084
0.0
312,054
5.000
%,
09/15/2039 321,491
0.0
297,965
5.000
%,
02/15/2040 304,473
0.0
168,039
5.000
%,
04/15/2040 171,096
0.0
461,602
5.000
%,
06/15/2040 469,645
0.0
9,755
5.000
%,
07/15/2040 9,907
0.0
125,771
5.000
%,
04/15/2042 128,023
0.0
243,948
5.000
%,
04/20/2042 250,754
0.0
181,611
5.000
%,
06/20/2048 182,119
0.0
4,389,351
5.000
%,
05/20/2053 4,402,126
0.3
12,260
5.500
%,
07/20/2038 12,755
0.0
160,406
5.500
%,
09/20/2039 167,187
0.0
12,380
5.500
%,
10/20/2039 12,903
0.0
7,317
5.500
%,
11/20/2039 7,621
0.0
274,758
5.500
%,
11/20/2039 286,368
0.0
4,076
5.500
%,
12/20/2040 4,245
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
14,212
5.500
%,
01/20/2041 $ 14,811
0.0
85,566
5.500
%,
03/20/2041 89,177
0.0
135,371
5.500
%,
04/20/2041 141,086
0.0
210,789
5.500
%,
05/20/2041 219,689
0.0
214,091
5.500
%,
06/20/2041 223,133
0.0
4,172,693
5.500
%,
04/20/2053 4,219,672
0.3
6,183
6.000
%,
10/15/2036 6,511
0.0
15,633
6.000
%,
08/15/2037 16,334
0.0
13,785
6.000
%,
11/15/2037 14,431
0.0
3,486
6.000
%,
12/15/2037 3,604
0.0
1,691
6.000
%,
01/15/2038 1,739
0.0
16,355
6.000
%,
01/15/2038 17,223
0.0
189
6.000
%,
02/15/2038 195
0.0
12,527
6.000
%,
02/15/2038 13,192
0.0
36,900
6.000
%,
02/15/2038 38,109
0.0
65,911
6.000
%,
05/15/2038 69,410
0.0
74,951
6.000
%,
05/15/2038 77,725
0.0
8,572
6.000
%,
07/15/2038 8,901
0.0
25,544
6.000
%,
09/15/2038 26,900
0.0
358,017
6.000
%,
08/20/2040 375,815
0.0
3,389,292
6.000
%,
08/20/2053 3,457,255
0.2
3,183,154
6.000
%,
07/20/2054 3,239,303
0.2
3,065,821
6.500
%,
10/20/2053 3,144,435
0.2
97,725,300
6.0
Tennessee Valley Authority : 0.2%
10,000
6.150
%,
01/15/2038 11,907
0.0
2,938,000
(1)
7.125
%,
05/01/2030 3,428,056
0.2
3,439,963
0.2
Uniform Mortgage-Backed Securities : 17.0%
23,437,815
2.000
%,
12/01/2036 21,477,572
1.3
10,348,133
2.000
%,
11/01/2040 9,053,282
0.6
5,206,176
2.000
%,
02/01/2051 4,326,214
0.3
460,787
2.000
%,
05/01/2051 382,859
0.0
3,640,325
2.000
%,
05/01/2051 3,065,399
0.2
7,756,190
2.000
%,
09/01/2051 6,437,406
0.4
6,888,749
2.000
%,
11/01/2051 5,811,269
0.4
4,806,048
2.000
%,
01/01/2052 4,046,063
0.3
8,759,502
2.000
%,
01/01/2052 7,374,224
0.5
11,542,203
2.000
%,
01/01/2052 9,614,582
0.6
1,418,761
2.000
%,
02/01/2052 1,195,380
0.1
2,953,556
2.000
%,
02/01/2052 2,483,389
0.2
3,190,551
2.000
%,
02/01/2052 2,688,266
0.2
5,454,385
2.000
%,
02/01/2052 4,587,729
0.3
6,220,146
2.000
%,
02/01/2052 5,242,979
0.3
7,384,172
2.000
%,
02/01/2052 6,213,206
0.4
1,555,038
2.000
%,
03/01/2052 1,308,537
0.1
1,972,052
2.000
%,
03/01/2052 1,645,706
0.1
2,562,767
2.000
%,
04/01/2052 2,160,254
0.1
9,004,006
2.000
%,
10/01/2052 7,459,651
0.5
533,537
2.500
%,
09/01/2027 521,839
0.0
754,142
2.500
%,
06/01/2030 728,094
0.1
1,007,833
2.500
%,
06/01/2030 972,639
0.1
412,539
2.500
%,
07/01/2030 397,976
0.0
3,954,638
2.500
%,
04/01/2037 3,707,271
0.2
5,160,139
2.500
%,
06/01/2050 4,537,564
0.3
9,155,497
2.500
%,
08/01/2050 8,050,843
0.5
210,929
2.500
%,
11/01/2050 185,297
0.0
1,830,081
2.500
%,
05/01/2051 1,598,451
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
6,824,068
2.500
%,
06/01/2051 $ 5,939,811
0.4
923,325
2.500
%,
09/01/2051 810,953
0.1
4,749,713
2.500
%,
11/01/2051 4,150,341
0.3
4,352,738
2.500
%,
12/01/2051 3,826,597
0.2
4,881,442
2.500
%,
01/01/2052 4,265,200
0.3
1,022,722
2.500
%,
02/01/2052 892,722
0.1
1,381,375
2.500
%,
02/01/2052 1,205,778
0.1
1,790,735
2.500
%,
02/01/2052 1,579,398
0.1
2,199,351
2.500
%,
02/01/2052 1,928,347
0.1
5,114,590
2.500
%,
02/01/2052 4,450,080
0.3
1,433,599
2.500
%,
03/01/2052 1,256,959
0.1
1,950,511
2.500
%,
03/01/2052 1,707,642
0.1
5,518,033
2.500
%,
03/01/2052 4,831,518
0.3
3,519,903
2.500
%,
04/01/2052 3,069,396
0.2
156,368
3.000
%,
06/01/2026 154,324
0.0
1,154,457
3.000
%,
08/01/2030 1,129,529
0.1
438,737
3.000
%,
09/01/2030 428,572
0.0
3,090,223
3.000
%,
08/01/2035 2,991,050
0.2
5,396,880
3.000
%,
12/01/2042 5,007,416
0.3
2,278,367
3.000
%,
07/01/2043 2,114,006
0.1
1,046,898
3.000
%,
09/01/2043 971,438
0.1
1,356,882
3.000
%,
07/01/2046 1,252,940
0.1
485,294
3.000
%,
08/01/2046 446,778
0.0
5,771,257
3.000
%,
12/01/2046 5,300,229
0.3
2,170,026
3.000
%,
01/01/2052 1,983,137
0.1
2,221,772
3.000
%,
06/01/2052 1,996,696
0.1
380,804
3.500
%,
05/01/2029 376,502
0.0
382,575
3.500
%,
03/01/2041 366,402
0.0
418,430
3.500
%,
12/01/2041 400,729
0.0
438,342
3.500
%,
01/01/2042 419,790
0.0
998,442
3.500
%,
10/01/2042 953,717
0.1
3,212,683
3.500
%,
10/01/2042 3,086,026
0.2
2,420,461
3.500
%,
11/01/2042 2,312,074
0.1
1,207,197
3.500
%,
01/01/2046 1,148,015
0.1
876,593
3.500
%,
02/01/2046 833,500
0.1
1,825,761
3.500
%,
02/01/2046 1,736,260
0.1
949,861
3.500
%,
02/01/2052 897,439
0.1
744,248
3.500
%,
03/01/2052 703,937
0.1
69,488
4.000
%,
10/01/2040 68,735
0.0
220,152
4.000
%,
10/01/2040 217,766
0.0
2,498,172
4.000
%,
11/01/2040 2,471,097
0.2
325,650
4.000
%,
12/01/2040 322,121
0.0
411,641
4.000
%,
12/01/2040 407,178
0.0
450,889
4.000
%,
02/01/2041 446,001
0.0
140,826
4.000
%,
03/01/2041 139,300
0.0
129,228
4.000
%,
04/01/2041 127,827
0.0
97,208
4.000
%,
09/01/2041 96,154
0.0
264,366
4.000
%,
11/01/2041 260,845
0.0
98,000
4.000
%,
12/01/2041 96,938
0.0
333,849
4.000
%,
01/01/2042 329,816
0.0
168,287
4.000
%,
07/01/2042 166,463
0.0
452,728
4.000
%,
12/01/2042 445,722
0.0
668,371
4.000
%,
07/01/2043 661,660
0.0
315,564
4.000
%,
02/01/2044 310,915
0.0
402,981
4.000
%,
02/01/2044 397,566
0.0
70,863
4.000
%,
03/01/2044 70,047
0.0
318,143
4.000
%,
05/01/2045 310,858
0.0
1,783,899
4.000
%,
06/01/2045 1,742,499
0.1
255,899
4.000
%,
07/01/2045 250,720
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
364,406
4.000
%,
07/01/2045 $ 359,508
0.0
565,912
4.000
%,
07/01/2045 556,173
0.0
596,655
4.000
%,
07/01/2045 590,134
0.0
611,357
4.000
%,
02/01/2046 598,104
0.0
1,029,655
4.000
%,
02/01/2048 1,002,239
0.1
61,775
4.000
%,
03/01/2048 60,111
0.0
291,678
4.000
%,
03/01/2048 283,823
0.0
1,870,101
4.000
%,
05/01/2052 1,799,545
0.1
39,993
4.500
%,
07/01/2026 40,098
0.0
2,060
4.500
%,
06/01/2034 2,077
0.0
6,069
4.500
%,
05/01/2035 6,104
0.0
830
4.500
%,
03/01/2038 840
0.0
243
4.500
%,
05/01/2038 241
0.0
3,954
4.500
%,
06/01/2038 3,986
0.0
7,304
4.500
%,
07/01/2038 7,355
0.0
11,636
4.500
%,
09/01/2038 11,651
0.0
95,790
4.500
%,
03/01/2039 96,923
0.0
7,118
4.500
%,
04/01/2039 7,202
0.0
8,788
4.500
%,
04/01/2039 8,892
0.0
170,375
4.500
%,
07/01/2039 172,389
0.0
450,854
4.500
%,
09/01/2039 456,185
0.0
375,043
4.500
%,
10/01/2039 379,481
0.0
87,831
4.500
%,
12/01/2039 88,869
0.0
97,290
4.500
%,
12/01/2039 98,441
0.0
125,193
4.500
%,
12/01/2039 126,673
0.0
80,821
4.500
%,
03/01/2040 81,777
0.0
76,351
4.500
%,
10/01/2040 77,176
0.0
90,411
4.500
%,
10/01/2040 91,481
0.0
90,701
4.500
%,
10/01/2040 91,774
0.0
129,853
4.500
%,
03/01/2041 130,651
0.0
72,125
4.500
%,
06/01/2041 72,978
0.0
82,982
4.500
%,
06/01/2041 83,963
0.0
679,546
4.500
%,
06/01/2041 687,592
0.0
32,413
4.500
%,
07/01/2041 32,797
0.0
71,345
4.500
%,
07/01/2041 71,683
0.0
788,580
4.500
%,
07/01/2041 797,505
0.1
47,089
4.500
%,
08/01/2041 47,631
0.0
276,874
4.500
%,
08/01/2041 280,148
0.0
400,203
4.500
%,
08/01/2041 404,941
0.0
2,888,365
4.500
%,
08/01/2052 2,863,643
0.2
3,716,280
4.500
%,
10/01/2052 3,656,278
0.2
540
5.000
%,
03/01/2027 546
0.0
1,002,305
5.000
%,
04/01/2039 1,014,710
0.1
1,396,031
5.000
%,
05/01/2042 1,438,645
0.1
1,855,895
5.000
%,
09/01/2052 1,859,259
0.1
8,405,019
5.000
%,
09/01/2052 8,409,292
0.5
1,299
5.500
%,
08/01/2025 1,326
0.0
416
5.500
%,
07/01/2027 421
0.0
109
5.500
%,
08/01/2027 111
0.0
37,967
5.500
%,
03/01/2034 38,922
0.0
39,302
5.500
%,
04/01/2034 40,545
0.0
15,340
5.500
%,
11/01/2034 15,824
0.0
16,611
5.500
%,
12/01/2034 17,150
0.0
190,421
5.500
%,
02/01/2035 196,901
0.0
29,908
5.500
%,
05/01/2035 31,002
0.0
26,584
5.500
%,
09/01/2035 27,555
0.0
117,625
5.500
%,
09/01/2035 121,345
0.0
21,511
5.500
%,
04/01/2036 22,297
0.0
35,476
5.500
%,
04/01/2036 36,772
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
7,468
5.500
%,
05/01/2036 $ 7,741
0.0
14,636
5.500
%,
06/01/2036 15,164
0.0
93,595
5.500
%,
07/01/2036 96,781
0.0
54,272
5.500
%,
11/01/2036 56,255
0.0
77,526
5.500
%,
12/01/2036 80,358
0.0
152,792
5.500
%,
12/01/2036 157,907
0.0
25,828
5.500
%,
01/01/2037 26,771
0.0
21,982
5.500
%,
03/01/2037 22,729
0.0
111,656
5.500
%,
03/01/2037 115,508
0.0
237,658
5.500
%,
03/01/2037 245,614
0.0
96,018
5.500
%,
08/01/2037 99,523
0.0
272
5.500
%,
01/01/2038 280
0.0
331
5.500
%,
01/01/2038 341
0.0
1,359
5.500
%,
01/01/2038 1,400
0.0
3,805
5.500
%,
03/01/2038 3,917
0.0
3,707
5.500
%,
05/01/2038 3,816
0.0
14,403
5.500
%,
06/01/2038 14,841
0.0
367,018
5.500
%,
09/01/2038 378,011
0.0
113,950
5.500
%,
12/01/2038 117,287
0.0
26,155
5.500
%,
06/01/2039 26,932
0.0
33,498
5.500
%,
05/01/2040 34,480
0.0
206,468
5.500
%,
06/01/2040 212,504
0.0
4,375,552
5.500
%,
06/01/2053 4,428,216
0.3
4,744,229
5.500
%,
08/01/2053 4,801,830
0.3
2,754
6.000
%,
01/01/2034 2,844
0.0
21,711
6.000
%,
12/01/2034 22,723
0.0
5,534
6.000
%,
05/01/2035 5,719
0.0
12,671
6.000
%,
01/01/2036 13,022
0.0
26,120
6.000
%,
01/01/2036 26,948
0.0
5,032
6.000
%,
02/01/2036 5,305
0.0
9,697
6.000
%,
03/01/2036 10,136
0.0
12,904
6.000
%,
03/01/2036 13,735
0.0
1,172
6.000
%,
04/01/2036 1,197
0.0
4,644
6.000
%,
04/01/2036 4,896
0.0
34,296
6.000
%,
05/01/2036 36,151
0.0
97
6.000
%,
06/01/2036 101
0.0
1,373
6.000
%,
08/01/2036 1,421
0.0
8,024
6.000
%,
08/01/2036 8,460
0.0
6,149
6.000
%,
09/01/2036 6,482
0.0
21,102
6.000
%,
09/01/2036 22,246
0.0
32,518
6.000
%,
09/01/2036 33,913
0.0
7,083
6.000
%,
10/01/2036 7,404
0.0
76,177
6.000
%,
12/01/2036 79,074
0.0
251,949
6.000
%,
12/01/2036 265,598
0.0
6,161
6.000
%,
01/01/2037 6,354
0.0
4,516
6.000
%,
02/01/2037 4,692
0.0
4,318
6.000
%,
04/01/2037 4,468
0.0
32,641
6.000
%,
07/01/2037 34,389
0.0
117
6.000
%,
08/01/2037 119
0.0
1,212
6.000
%,
08/01/2037 1,272
0.0
7,460
6.000
%,
08/01/2037 7,861
0.0
174
6.000
%,
09/01/2037 183
0.0
462
6.000
%,
09/01/2037 477
0.0
1,773
6.000
%,
09/01/2037 1,862
0.0
3,963
6.000
%,
09/01/2037 4,176
0.0
5,930
6.000
%,
09/01/2037 6,158
0.0
133
6.000
%,
10/01/2037 140
0.0
787
6.000
%,
10/01/2037 826
0.0
930
6.000
%,
10/01/2037 971
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
1,718
6.000
%,
10/01/2037 $ 1,790
0.0
842
6.000
%,
11/01/2037 867
0.0
5,310
6.000
%,
11/01/2037 5,475
0.0
5,537
6.000
%,
11/01/2037 5,743
0.0
7,333
6.000
%,
11/01/2037 7,684
0.0
18,790
6.000
%,
11/01/2037 19,810
0.0
2,021
6.000
%,
12/01/2037 2,106
0.0
9,522
6.000
%,
12/01/2037 10,021
0.0
13,147
6.000
%,
12/01/2037 13,835
0.0
22,616
6.000
%,
12/01/2037 23,821
0.0
3,904
6.000
%,
01/01/2038 4,020
0.0
649
6.000
%,
02/01/2038 668
0.0
33,537
6.000
%,
02/01/2038 35,074
0.0
1,999
6.000
%,
03/01/2038 2,067
0.0
56,554
6.000
%,
03/01/2038 58,405
0.0
6,173
6.000
%,
04/01/2038 6,452
0.0
116,192
6.000
%,
04/01/2038 122,447
0.0
6,689
6.000
%,
05/01/2038 6,880
0.0
9,296
6.000
%,
05/01/2038 9,771
0.0
932
6.000
%,
06/01/2038 961
0.0
6,660
6.000
%,
07/01/2038 6,908
0.0
20,830
6.000
%,
07/01/2038 21,692
0.0
691
6.000
%,
08/01/2038 713
0.0
1,300
6.000
%,
08/01/2038 1,368
0.0
5,780
6.000
%,
09/01/2038 5,939
0.0
7,669
6.000
%,
09/01/2038 7,933
0.0
29,978
6.000
%,
09/01/2038 31,021
0.0
14,233
6.000
%,
10/01/2038 14,782
0.0
19,790
6.000
%,
10/01/2038 20,616
0.0
30,345
6.000
%,
10/01/2038 31,872
0.0
251,304
6.000
%,
10/01/2039 264,934
0.0
5,573
6.000
%,
11/01/2039 5,729
0.0
8,133,948
6.000
%,
09/01/2053 8,318,009
0.5
6,119,134
6.000
%,
11/01/2053 6,258,202
0.4
161
6.500
%,
04/01/2030 169
0.0
45,317
6.500
%,
02/01/2034 47,095
0.0
4,229
6.500
%,
11/01/2034 4,499
0.0
7,296
6.500
%,
01/01/2036 7,684
0.0
12,313
6.500
%,
03/01/2036 12,864
0.0
19,754
6.500
%,
04/01/2036 20,470
0.0
3,503
6.500
%,
06/01/2036 3,645
0.0
508
6.500
%,
07/01/2036 529
0.0
711
6.500
%,
07/01/2036 748
0.0
4,300
6.500
%,
07/01/2036 4,473
0.0
8,351
6.500
%,
07/01/2036 8,810
0.0
10,759
6.500
%,
07/01/2036 11,271
0.0
26,605
6.500
%,
07/01/2036 27,794
0.0
483
6.500
%,
08/01/2036 504
0.0
525
6.500
%,
09/01/2036 551
0.0
5,725
6.500
%,
09/01/2036 5,973
0.0
5,918
6.500
%,
09/01/2036 6,102
0.0
43,059
6.500
%,
09/01/2036 44,802
0.0
701
6.500
%,
11/01/2036 729
0.0
1,335
6.500
%,
11/01/2036 1,403
0.0
767
6.500
%,
12/01/2036 791
0.0
10,892
6.500
%,
12/01/2036 11,349
0.0
16,646
6.500
%,
01/01/2037 17,363
0.0
26,119
6.500
%,
01/01/2037 27,364
0.0
2,583
6.500
%,
03/01/2037 2,674
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
4,372
6.500
%,
03/01/2037 $ 4,548
0.0
9,252
6.500
%,
03/01/2037 9,611
0.0
136
6.500
%,
07/01/2037 143
0.0
1,098
6.500
%,
08/01/2037 1,145
0.0
1,245
6.500
%,
08/01/2037 1,293
0.0
227
6.500
%,
09/01/2037 239
0.0
489
6.500
%,
09/01/2037 509
0.0
494
6.500
%,
09/01/2037 518
0.0
2,790
6.500
%,
09/01/2037 2,939
0.0
6,681
6.500
%,
09/01/2037 6,947
0.0
52,806
6.500
%,
09/01/2037 55,656
0.0
64,571
6.500
%,
09/01/2037 67,618
0.0
232
6.500
%,
10/01/2037 243
0.0
883
6.500
%,
10/01/2037 932
0.0
1,983
6.500
%,
10/01/2037 2,075
0.0
5,637
6.500
%,
10/01/2037 5,911
0.0
11,618
6.500
%,
10/01/2037 12,124
0.0
38,000
6.500
%,
11/01/2037 39,851
0.0
1,108
6.500
%,
12/01/2037 1,150
0.0
1,184
6.500
%,
12/01/2037 1,232
0.0
1,270
6.500
%,
12/01/2037 1,324
0.0
1,285
6.500
%,
12/01/2037 1,337
0.0
4,416
6.500
%,
12/01/2037 4,585
0.0
4,689
6.500
%,
12/01/2037 4,893
0.0
49,774
6.500
%,
12/01/2037 52,063
0.0
449
6.500
%,
01/01/2038 467
0.0
7,284
6.500
%,
01/01/2038 7,671
0.0
37,480
6.500
%,
03/01/2038 39,492
0.0
19,782
6.500
%,
04/01/2038 20,882
0.0
23,585
6.500
%,
08/01/2038 24,710
0.0
31,190
6.500
%,
08/01/2038 32,453
0.0
19,431
6.500
%,
09/01/2038 20,268
0.0
1,386
6.500
%,
10/01/2038 1,462
0.0
5,109
6.500
%,
10/01/2038 5,291
0.0
10,641
6.500
%,
10/01/2038 11,234
0.0
85,326
6.500
%,
10/01/2038 89,601
0.0
7,581
6.500
%,
11/01/2038 7,994
0.0
417
6.500
%,
01/01/2039 432
0.0
20,605
6.500
%,
01/01/2039 21,481
0.0
4,579
6.500
%,
03/01/2039 4,788
0.0
4,621
6.500
%,
09/01/2039 4,803
0.0
8,182,101
6.500
%,
10/01/2053 8,439,855
0.5
279,239,672
17.0
Total U.S. Government
Agency Obligations
(Cost $453,632,649)
433,964,860
26.5
CORPORATE BONDS/NOTES : 25.6%
Basic Materials : 0.6%
38,000  Air Products and
Chemicals, Inc.,
1.850%,
05/15/2027 36,112
0.0
274,000  Air Products and
Chemicals, Inc.,
2.050%,
05/15/2030 246,338
0.1
128,000  Air Products and
Chemicals, Inc.,
2.700%,
05/15/2040 98,303
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
38,000  Albemarle Corp.,
4.650%,
06/01/2027 $ 38,196
0.0
36,000
(1)
Albemarle Corp.,
5.050%,
06/01/2032 36,036
0.0
21,000  Albemarle Corp.,
5.450%,
12/01/2044 19,943
0.0
27,000
(1)
Albemarle Corp.,
5.650%,
06/01/2052 25,328
0.0
29,000  ArcelorMittal SA,
4.250%,
07/16/2029 28,836
0.0
23,000  ArcelorMittal SA,
4.550%,
03/11/2026 22,976
0.0
29,000  ArcelorMittal SA,
6.000%,
06/17/2034 30,792
0.0
29,000  ArcelorMittal SA,
6.350%,
06/17/2054 30,292
0.0
70,000  ArcelorMittal SA,
6.550%,
11/29/2027 74,322
0.0
25,000  ArcelorMittal SA,
6.750%,
03/01/2041 27,461
0.0
58,000
(1)
ArcelorMittal SA,
6.800%,
11/29/2032 64,728
0.0
40,000  ArcelorMittal SA,
7.000%,
10/15/2039 45,460
0.0
195,000  Barrick PD Australia
Finance Pty Ltd.,
5.950%,
10/15/2039 210,260
0.0
59,000  BHP Billiton Finance
USA Ltd., 4.125%,
02/24/2042 53,463
0.0
59,000  BHP Billiton Finance
USA Ltd., 4.750%,
02/28/2028 60,242
0.0
59,000  BHP Billiton Finance
USA Ltd., 4.875%,
02/27/2026 59,597
0.0
44,000  BHP Billiton Finance
USA Ltd., 4.900%,
02/28/2033 45,189
0.0
148,000  BHP Billiton Finance
USA Ltd., 5.000%,
09/30/2043 148,530
0.0
41,000  BHP Billiton Finance
USA Ltd., 5.100%,
09/08/2028 42,426
0.0
50,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2026 51,127
0.0
53,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 55,921
0.0
89,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2033 93,310
0.0
47,000  BHP Billiton Finance
USA Ltd., 5.500%,
09/08/2053 50,203
0.0
19,000  BHP Billiton Finance
USA Ltd., 6.420%,
03/01/2026 19,562
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
23,000  Celanese US Holdings
LLC, 1.400%,
08/05/2026 $ 21,714
0.0
116,000  Celanese US Holdings
LLC, 6.165%,
07/15/2027 120,243
0.0
44,000  Celanese US Holdings
LLC, 6.330%,
07/15/2029 46,695
0.0
58,000  Celanese US Holdings
LLC, 6.350%,
11/15/2028 61,264
0.0
58,000  Celanese US Holdings
LLC, 6.379%,
07/15/2032 62,037
0.0
58,000  Celanese US Holdings
LLC, 6.550%,
11/15/2030 62,550
0.0
58,000  Celanese US Holdings
LLC, 6.700%,
11/15/2033 63,488
0.0
44,000  CF Industries, Inc.,
4.950%,
06/01/2043 41,428
0.0
44,000  CF Industries, Inc.,
5.150%,
03/15/2034 44,547
0.0
44,000  CF Industries, Inc.,
5.375%,
03/15/2044 43,350
0.0
49,000  Dow Chemical Co.,
2.100%,
11/15/2030 43,545
0.0
441,000  Dow Chemical Co.,
3.600%,
11/15/2050 332,533
0.1
235,000  Dow Chemical Co.,
4.250%,
10/01/2034 227,762
0.0
212,000  DuPont de Nemours,
Inc., 5.419%,
11/15/2048 234,665
0.1
146,000  Eastman Chemical Co.,
4.650%,
10/15/2044 132,556
0.0
273,000  Ecolab, Inc., 2.700%,
12/15/2051 183,823
0.0
29,000  EIDP, Inc., 2.300%,
07/15/2030 26,219
0.0
35,000  EIDP, Inc., 4.500%,
05/15/2026 35,232
0.0
35,000  EIDP, Inc., 4.800%,
05/15/2033 35,518
0.0
30,000  FMC Corp., 3.200%,
10/01/2026 29,309
0.0
30,000  FMC Corp., 3.450%,
10/01/2029 28,127
0.0
30,000  FMC Corp., 4.500%,
10/01/2049 24,810
0.0
30,000  FMC Corp., 5.150%,
05/18/2026 30,290
0.0
30,000  FMC Corp., 5.650%,
05/18/2033 31,060
0.0
30,000  FMC Corp., 6.375%,
05/18/2053 32,173
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
29,000  Freeport-McMoRan,
Inc., 4.125%,
03/01/2028 $ 28,809
0.0
27,000  Freeport-McMoRan,
Inc., 4.250%,
03/01/2030 26,438
0.0
26,000  Freeport-McMoRan,
Inc., 4.375%,
08/01/2028 25,821
0.0
35,000  Freeport-McMoRan,
Inc., 4.625%,
08/01/2030 34,991
0.0
27,000  Freeport-McMoRan,
Inc., 5.000%,
09/01/2027 27,127
0.0
28,000  Freeport-McMoRan,
Inc., 5.250%,
09/01/2029 28,399
0.0
43,000  Freeport-McMoRan,
Inc., 5.400%,
11/14/2034 44,641
0.0
101,000  Freeport-McMoRan,
Inc., 5.450%,
03/15/2043 101,531
0.0
30,000  International Flavors
& Fragrances, Inc.,
4.375%,
06/01/2047 25,246
0.0
24,000  International Flavors
& Fragrances, Inc.,
4.450%,
09/26/2028 24,107
0.0
47,000  International Flavors
& Fragrances, Inc.,
5.000%,
09/26/2048 43,322
0.0
224,000  International Paper Co.,
4.350%,
08/15/2048 195,600
0.0
184,000  Linde, Inc., 1.100%,
08/10/2030 156,662
0.0
18,000  Lubrizol Corp., 6.500%,
10/01/2034 21,075
0.0
58,000  LYB International
Finance BV, 4.875%,
03/15/2044 53,916
0.0
44,000  LYB International
Finance BV, 5.250%,
07/15/2043 42,886
0.0
34,000  LYB International
Finance II BV, 3.500%,
03/02/2027 33,333
0.0
29,000  LYB International
Finance III LLC,
1.250%,
10/01/2025 28,043
0.0
29,000  LYB International
Finance III LLC,
2.250%,
10/01/2030 25,699
0.0
44,000  LYB International
Finance III LLC,
3.375%,
10/01/2040 34,744
0.0
58,000  LYB International
Finance III LLC,
3.625%,
04/01/2051 43,267
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
29,000  LYB International
Finance III LLC,
3.800%,
10/01/2060 $ 21,406
0.0
58,000  LYB International
Finance III LLC,
4.200%,
10/15/2049 47,634
0.0
58,000  LYB International
Finance III LLC,
4.200%,
05/01/2050 47,677
0.0
44,000  LYB International
Finance III LLC,
5.500%,
03/01/2034 45,798
0.0
29,000  LYB International
Finance III LLC,
5.625%,
05/15/2033 30,826
0.0
58,000
(1)
LyondellBasell
Industries NV, 4.625%,
02/26/2055 50,592
0.0
137,000
(1)
Mosaic Co., 5.450%,
11/15/2033 141,649
0.0
88,000  Newmont Corp.,
2.800%,
10/01/2029 82,573
0.0
252,000  Newmont Corp.,
6.250%,
10/01/2039 286,967
0.1
181,000  Newmont Corp. /
Newcrest Finance
Pty Ltd., 3.250%,
05/13/2030 171,244
0.0
588,000  Nucor Corp., 2.000%,
06/01/2025 578,286
0.1
26,000  Nucor Corp., 2.979%,
12/15/2055 17,053
0.0
33,000  Nucor Corp., 3.850%,
04/01/2052 26,849
0.0
19,000  Nucor Corp., 4.400%,
05/01/2048 17,161
0.0
17,000  Nucor Corp., 5.200%,
08/01/2043 17,349
0.0
32,000  Nucor Corp., 6.400%,
12/01/2037 36,825
0.0
39,000  Nutrien Ltd., 2.950%,
05/13/2030 36,300
0.0
30,000  Nutrien Ltd., 3.950%,
05/13/2050 24,178
0.0
24,000  Nutrien Ltd., 4.000%,
12/15/2026 23,839
0.0
26,000  Nutrien Ltd., 4.125%,
03/15/2035 24,298
0.0
44,000  Nutrien Ltd., 4.200%,
04/01/2029 43,881
0.0
44,000  Nutrien Ltd., 4.900%,
03/27/2028 44,895
0.0
30,000  Nutrien Ltd., 4.900%,
06/01/2043 28,298
0.0
44,000  Nutrien Ltd., 5.000%,
04/01/2049 41,685
0.0
27,000  Nutrien Ltd., 5.250%,
01/15/2045 26,529
0.0
27,000  Nutrien Ltd., 5.625%,
12/01/2040 27,745
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
44,000  Nutrien Ltd., 5.800%,
03/27/2053 $ 46,735
0.0
28,000  Nutrien Ltd., 5.875%,
12/01/2036 30,019
0.0
24,000  Nutrien Ltd., 6.125%,
01/15/2041 25,981
0.0
71,000  PPG Industries, Inc.,
1.200%,
03/15/2026 67,852
0.0
56,000  PPG Industries, Inc.,
2.550%,
06/15/2030 51,181
0.0
18,000  Rio Tinto Alcan, Inc.,
5.750%,
06/01/2035 19,697
0.0
44,000  Rio Tinto Alcan, Inc.,
6.125%,
12/15/2033 49,147
0.0
24,000  Rio Tinto Alcan, Inc.,
7.250%,
03/15/2031 27,595
0.0
74,000  Rio Tinto Finance
USA Ltd., 2.750%,
11/02/2051 50,181
0.0
68,000  Rio Tinto Finance
USA Ltd., 5.200%,
11/02/2040 70,506
0.0
44,000  Rio Tinto Finance
USA Ltd., 7.125%,
07/15/2028 48,494
0.0
44,000  Rio Tinto Finance
USA PLC, 4.125%,
08/21/2042 39,641
0.0
30,000  Rio Tinto Finance
USA PLC, 4.750%,
03/22/2042 29,463
0.0
38,000  Rio Tinto Finance
USA PLC, 5.000%,
03/09/2033 39,821
0.0
65,000  Rio Tinto Finance
USA PLC, 5.125%,
03/09/2053 66,154
0.0
17,000  RPM International, Inc.,
2.950%,
01/15/2032 15,078
0.0
23,000  RPM International, Inc.,
3.750%,
03/15/2027 22,657
0.0
17,000  RPM International, Inc.,
4.250%,
01/15/2048 15,006
0.0
20,000  RPM International, Inc.,
4.550%,
03/01/2029 20,047
0.0
17,000  RPM International, Inc.,
5.250%,
06/01/2045 16,609
0.0
30,000  Sherwin-Williams Co.,
2.900%,
03/15/2052 20,201
0.0
30,000  Sherwin-Williams Co.,
3.300%,
05/15/2050 22,106
0.0
588,000  Sherwin-Williams Co.,
3.450%,
06/01/2027 578,335
0.1
33,000  Sherwin-Williams Co.,
3.800%,
08/15/2049 26,607
0.0
43,000  Sherwin-Williams Co.,
4.500%,
06/01/2047 39,258
0.0
198,000  Southern Copper Corp.,
5.875%,
04/23/2045 206,910
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
65,000  Southern Copper Corp.,
6.750%,
04/16/2040 $ 74,646
0.0
20,000  Steel Dynamics, Inc.,
1.650%,
10/15/2027 18,511
0.0
29,000  Steel Dynamics, Inc.,
3.250%,
01/15/2031 26,816
0.0
23,000  Steel Dynamics, Inc.,
3.250%,
10/15/2050 16,199
0.0
35,000  Steel Dynamics, Inc.,
3.450%,
04/15/2030 33,190
0.0
23,000
(1)
Steel Dynamics, Inc.,
5.000%,
12/15/2026 22,919
0.0
35,000  Steel Dynamics, Inc.,
5.375%,
08/15/2034 36,147
0.0
195,000  Suzano Austria GmbH,
2.500%,
09/15/2028 178,251
0.0
93,000  Suzano Austria GmbH,
3.750%,
01/15/2031 86,020
0.0
59,000  Suzano Austria GmbH
DM3N, 3.125%,
01/15/2032 51,492
0.0
41,000  Suzano International
Finance BV, 5.500%,
01/17/2027 41,828
0.0
89,000  Vale Overseas Ltd.,
3.750%,
07/08/2030 84,928
0.0
89,000  Vale Overseas Ltd.,
6.125%,
06/12/2033 94,162
0.0
79,000
(1)
Vale Overseas Ltd.,
6.875%,
11/21/2036 88,227
0.0
68,000  Vale Overseas Ltd.,
6.875%,
11/10/2039 75,820
0.0
38,000
(1)
Vale Overseas Ltd.,
8.250%,
01/17/2034 46,570
0.0
29,000  Vale SA, 5.625%,
09/11/2042 29,902
0.0
21,000  Westlake Corp.,
2.875%,
08/15/2041 15,275
0.0
36,000  Westlake Corp.,
3.125%,
08/15/2051 24,376
0.0
18,000  Westlake Corp.,
3.375%,
06/15/2030 17,022
0.0
27,000  Westlake Corp.,
3.375%,
08/15/2061 17,869
0.0
44,000  Westlake Corp.,
3.600%,
08/15/2026 43,413
0.0
30,000  Westlake Corp.,
4.375%,
11/15/2047 25,947
0.0
41,000  Westlake Corp.,
5.000%,
08/15/2046 38,815
0.0
9,530,711
0.6
Communications : 2.3%
500,000  Alibaba Group
Holding Ltd., 2.125%,
02/09/2031 436,488
0.1
200,000  Alibaba Group
Holding Ltd., 2.700%,
02/09/2041 147,700
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
588,000  Alibaba Group
Holding Ltd., 3.400%,
12/06/2027 $ 574,746
0.1
407,000  Alphabet, Inc., 1.100%,
08/15/2030 350,547
0.0
304,000  Alphabet, Inc., 1.900%,
08/15/2040 217,235
0.0
74,000  Amazon.com, Inc.,
0.800%,
06/03/2025 72,275
0.0
163,000  Amazon.com, Inc.,
1.000%,
05/12/2026 155,917
0.0
74,000  Amazon.com, Inc.,
1.200%,
06/03/2027 69,161
0.0
118,000  Amazon.com, Inc.,
1.500%,
06/03/2030 103,277
0.0
133,000  Amazon.com, Inc.,
1.650%,
05/12/2028 123,223
0.0
178,000  Amazon.com, Inc.,
2.100%,
05/12/2031 157,638
0.0
148,000  Amazon.com, Inc.,
2.500%,
06/03/2050 97,897
0.0
118,000  Amazon.com, Inc.,
2.700%,
06/03/2060 75,940
0.0
118,000  Amazon.com, Inc.,
2.875%,
05/12/2041 94,001
0.0
192,000  Amazon.com, Inc.,
3.100%,
05/12/2051 142,752
0.0
207,000  Amazon.com, Inc.,
3.150%,
08/22/2027 203,253
0.0
104,000  Amazon.com, Inc.,
3.250%,
05/12/2061 75,452
0.0
118,000  Amazon.com, Inc.,
3.300%,
04/13/2027 116,512
0.0
89,000  Amazon.com, Inc.,
3.450%,
04/13/2029 87,697
0.0
148,000  Amazon.com, Inc.,
3.600%,
04/13/2032 143,086
0.0
163,000  Amazon.com, Inc.,
3.875%,
08/22/2037 153,366
0.0
148,000  Amazon.com, Inc.,
3.950%,
04/13/2052 128,819
0.0
207,000  Amazon.com, Inc.,
4.050%,
08/22/2047 186,439
0.0
74,000  Amazon.com, Inc.,
4.100%,
04/13/2062 63,947
0.0
133,000  Amazon.com, Inc.,
4.250%,
08/22/2057 120,491
0.0
118,000  Amazon.com, Inc.,
4.550%,
12/01/2027 120,488
0.0
74,000  Amazon.com, Inc.,
4.600%,
12/01/2025 74,524
0.0
89,000  Amazon.com, Inc.,
4.650%,
12/01/2029 92,006
0.0
133,000  Amazon.com, Inc.,
4.700%,
12/01/2032 138,309
0.0
74,000  Amazon.com, Inc.,
4.800%,
12/05/2034 77,437
0.0
89,000  Amazon.com, Inc.,
4.950%,
12/05/2044 92,507
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
52,000  Amazon.com, Inc.,
5.200%,
12/03/2025 $ 52,613
0.0
408,000  America Movil SAB de
CV, 6.125%,
11/15/2037 450,897
0.1
37,000  America Movil SAB de
CV, 6.375%,
03/01/2035 41,660
0.0
588,000  AT&T, Inc., 1.700%,
03/25/2026 566,251
0.1
1,175,000  AT&T, Inc., 3.500%,
06/01/2041 962,196
0.1
1,453,000  AT&T, Inc., 3.500%,
09/15/2053 1,068,340
0.1
588,000  AT&T, Inc., 3.650%,
06/01/2051 451,243
0.1
588,000  AT&T, Inc., 4.500%,
05/15/2035 572,817
0.1
500,000  AT&T, Inc., 4.650%,
06/01/2044 457,015
0.1
588,000
(1)
Baidu, Inc., 1.720%,
04/09/2026 565,550
0.1
44,000  Bell Telephone Co. of
Canada or Bell Canada,
3.650%,
08/15/2052 33,956
0.0
36,000  Bell Telephone Co. of
Canada or Bell Canada,
4.300%,
07/29/2049 31,172
0.0
68,000  Bell Telephone Co. of
Canada or Bell Canada,
4.464%,
04/01/2048 60,348
0.0
50,000  Bell Telephone Co. of
Canada or Bell Canada,
5.100%,
05/11/2033 51,118
0.0
41,000  Bell Telephone Co. of
Canada or Bell Canada,
5.200%,
02/15/2034 42,181
0.0
44,000  Bell Telephone Co. of
Canada or Bell Canada,
5.550%,
02/15/2054 46,009
0.0
30,000  Bell Telephone Co.
of Canada or Bell
Canada US-4, 3.650%,
03/17/2051 23,225
0.0
36,000
(1)
Bell Telephone Co.
of Canada or Bell
Canada US-5, 2.150%,
02/15/2032 30,549
0.0
38,000  Bell Telephone Co.
of Canada or Bell
Canada US-6, 3.200%,
02/15/2052 26,827
0.0
29,000  Booking Holdings, Inc.,
3.550%,
03/15/2028 28,585
0.0
58,000  Booking Holdings, Inc.,
3.600%,
06/01/2026 57,648
0.0
87,000  Booking Holdings, Inc.,
4.625%,
04/13/2030 89,086
0.0
201,000  British
Telecommunications
PLC, 9.625%,
12/15/2030 253,887
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
73,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.250%,
01/15/2029 $ 65,021
0.0
58,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.300%,
02/01/2032 46,738
0.0
93,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.800%,
04/01/2031 79,611
0.0
87,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.500%,
06/01/2041 61,155
0.0
79,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.500%,
03/01/2042 54,928
0.0
119,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.700%,
04/01/2051 76,022
0.0
58,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.750%,
02/15/2028 55,683
0.0
108,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.850%,
04/01/2061 66,293
0.0
140,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.900%,
06/01/2052 91,855
0.0
81,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.950%,
06/30/2062 50,060
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
73,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.200%,
03/15/2028 $ 70,989
0.0
58,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.400%,
04/01/2033 53,107
0.0
81,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.400%,
12/01/2061 55,138
0.0
163,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.800%,
03/01/2050 124,869
0.0
73,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.050%,
03/30/2029 72,642
0.0
73,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.125%,
07/01/2049 58,699
0.0
87,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.250%,
04/01/2053 71,139
0.0
47,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.375%,
04/01/2038 42,906
0.0
146,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.375%,
05/01/2047 122,660
0.0
58,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.500%,
04/01/2063 47,292
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
143,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.750%,
04/01/2048 $ 124,954
0.0
87,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.100%,
06/01/2029 90,080
0.0
64,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.150%,
11/10/2026 65,798
0.0
116,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.384%,
10/23/2035 118,496
0.0
204,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.484%,
10/23/2045 196,908
0.0
87,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.550%,
06/01/2034 90,529
0.0
52,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.650%,
02/01/2034 54,454
0.0
29,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.834%,
10/23/2055 28,980
0.0
769,000  Cisco Systems, Inc.,
5.500%,
01/15/2040 832,411
0.1
1,763,000  Comcast Corp.,
1.950%,
01/15/2031 1,531,243
0.1
93,000  Comcast Corp.,
2.650%,
02/01/2030 86,087
0.0
315,000  Comcast Corp.,
2.887%,
11/01/2051 211,869
0.0
353,000  Comcast Corp.,
2.937%,
11/01/2056 230,924
0.0
236,000  Comcast Corp.,
2.987%,
11/01/2063 149,933
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
93,000  Comcast Corp.,
3.400%,
04/01/2030 $ 89,247
0.0
588,000  Comcast Corp.,
3.750%,
04/01/2040 509,307
0.1
425,000  Comcast Corp.,
3.969%,
11/01/2047 355,547
0.0
441,000  Comcast Corp.,
4.200%,
08/15/2034 427,424
0.0
81,000  Comcast Corp.,
4.250%,
10/15/2030 80,885
0.0
441,000  Comcast Corp.,
4.250%,
01/15/2033 433,923
0.0
68,000  Comcast Corp.,
6.500%,
11/15/2035 78,123
0.0
24,000  Corning, Inc., 3.900%,
11/15/2049 19,566
0.0
44,000  Corning, Inc., 4.375%,
11/15/2057 37,491
0.0
18,000  Corning, Inc., 4.700%,
03/15/2037 17,630
0.0
30,000  Corning, Inc., 4.750%,
03/15/2042 28,339
0.0
33,000  Corning, Inc., 5.350%,
11/15/2048 33,265
0.0
65,000  Corning, Inc., 5.450%,
11/15/2079 64,441
0.0
24,000  Corning, Inc., 5.750%,
08/15/2040 25,193
0.0
18,000  Corning, Inc., 5.850%,
11/15/2068 19,069
0.0
246,000  Deutsche Telekom
International Finance
BV, 8.750%,
06/15/2030 297,126
0.0
734,000  Discovery
Communications LLC,
3.625%,
05/15/2030 661,480
0.1
439,000  eBay, Inc., 2.700%,
03/11/2030 404,916
0.0
30,000  Expedia Group, Inc.,
2.950%,
03/15/2031 27,313
0.0
74,000  Expedia Group, Inc.,
3.250%,
02/15/2030 69,811
0.0
59,000  Expedia Group, Inc.,
3.800%,
02/15/2028 57,907
0.0
44,000  Expedia Group, Inc.,
4.625%,
08/01/2027 44,358
0.0
44,000  Expedia Group, Inc.,
5.000%,
02/15/2026 44,250
0.0
36,000  Fox Corp., 3.500%,
04/08/2030 34,298
0.0
118,000  Fox Corp., 4.709%,
01/25/2029 119,540
0.0
74,000  Fox Corp., 5.476%,
01/25/2039 74,691
0.0
91,000  Fox Corp., 5.576%,
01/25/2049 89,736
0.0
74,000  Fox Corp., 6.500%,
10/13/2033 81,013
0.0
186,000  Grupo Televisa SAB,
6.625%,
01/15/2040 183,585
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
18,000  Grupo Televisa SAB,
8.500%,
03/11/2032 $ 20,925
0.0
230,000  Interpublic Group of
Cos., Inc., 2.400%,
03/01/2031 201,686
0.0
23,000  Juniper Networks, Inc.,
1.200%,
12/10/2025 22,043
0.0
23,000  Juniper Networks, Inc.,
2.000%,
12/10/2030 19,728
0.0
29,000  Juniper Networks, Inc.,
3.750%,
08/15/2029 27,977
0.0
23,000  Juniper Networks, Inc.,
5.950%,
03/15/2041 23,879
0.0
828,000  Meta Platforms, Inc.,
3.850%,
08/15/2032 805,315
0.1
35,000
(1)
Meta Platforms, Inc.,
4.800%,
05/15/2030 36,417
0.0
104,000  Meta Platforms, Inc.,
4.950%,
05/15/2033 109,214
0.0
148,000  Meta Platforms, Inc.,
5.600%,
05/15/2053 160,578
0.0
104,000  Meta Platforms, Inc.,
5.750%,
05/15/2063 114,090
0.0
53,000  Motorola Solutions, Inc.,
2.300%,
11/15/2030 46,787
0.0
50,000  Motorola Solutions, Inc.,
2.750%,
05/24/2031 44,762
0.0
41,000  Motorola Solutions, Inc.,
4.600%,
02/23/2028 41,438
0.0
47,000  Motorola Solutions, Inc.,
4.600%,
05/23/2029 47,445
0.0
24,000  Motorola Solutions, Inc.,
5.000%,
04/15/2029 24,631
0.0
53,000  Motorola Solutions, Inc.,
5.400%,
04/15/2034 55,340
0.0
24,000  Motorola Solutions, Inc.,
5.500%,
09/01/2044 24,639
0.0
36,000  Motorola Solutions, Inc.,
5.600%,
06/01/2032 38,081
0.0
306,000  NBCUniversal
Media LLC, 4.450%,
01/15/2043 280,938
0.0
58,000  Netflix, Inc., 4.375%,
11/15/2026 58,436
0.0
93,000  Netflix, Inc., 4.875%,
04/15/2028 95,306
0.0
58,000  Netflix, Inc., 4.900%,
08/15/2034 60,015
0.0
47,000  Netflix, Inc., 5.400%,
08/15/2054 49,796
0.0
111,000  Netflix, Inc., 5.875%,
11/15/2028 118,328
0.0
47,000  Netflix, Inc., 6.375%,
05/15/2029 51,366
0.0
29,000  Nokia Oyj, 4.375%,
06/12/2027 28,847
0.0
29,000  Nokia Oyj, 6.625%,
05/15/2039 30,802
0.0
91,000  Omnicom Group, Inc.,
5.300%,
11/01/2034 94,728
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
177,000  Omnicom Group, Inc. /
Omnicom Capital, Inc.,
3.600%,
04/15/2026 $ 174,981
0.0
182,000  Orange SA, 5.500%,
02/06/2044 188,847
0.0
569,000
(1)
Paramount Global,
4.200%,
05/19/2032 504,730
0.1
86,000  Paramount Global,
4.375%,
03/15/2043 63,665
0.0
132,000  Paramount Global,
5.850%,
09/01/2043 115,181
0.0
595,000  Rogers
Communications, Inc.,
3.800%,
03/15/2032 552,379
0.1
83,000  Rogers
Communications, Inc.,
4.550%,
03/15/2052 71,938
0.0
250,000  Rogers
Communications, Inc.,
5.000%,
03/15/2044 237,543
0.0
457,000  Sprint Capital Corp.,
6.875%,
11/15/2028 499,319
0.1
232,000  Telefonica Emisiones
SA, 4.103%,
03/08/2027 231,040
0.0
514,000  Telefonica Emisiones
SA, 7.045%,
06/20/2036 592,443
0.1
36,000  TELUS Corp., 2.800%,
02/16/2027 34,730
0.0
53,000
(1)
TELUS Corp., 3.400%,
05/13/2032 48,572
0.0
30,000  TELUS Corp., 3.700%,
09/15/2027 29,469
0.0
30,000  TELUS Corp., 4.300%,
06/15/2049 25,066
0.0
44,000  TELUS Corp., 4.600%,
11/16/2048 38,828
0.0
30,000  Thomson Reuters
Corp., 3.350%,
05/15/2026 29,545
0.0
24,000  Thomson Reuters
Corp., 5.500%,
08/15/2035 25,263
0.0
21,000  Thomson Reuters
Corp., 5.650%,
11/23/2043 21,715
0.0
30,000  Thomson Reuters
Corp., 5.850%,
04/15/2040 32,117
0.0
588,000  Time Warner Cable
LLC, 4.500%,
09/15/2042 450,820
0.1
65,000  T-Mobile USA, Inc.,
1.500%,
02/15/2026 62,529
0.0
104,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 96,903
0.0
115,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 111,898
0.0
65,000  T-Mobile USA, Inc.,
2.250%,
11/15/2031 56,104
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
30,000  T-Mobile USA, Inc.,
2.400%,
03/15/2029 $ 27,643
0.0
160,000  T-Mobile USA, Inc.,
2.550%,
02/15/2031 142,651
0.0
75,000  T-Mobile USA, Inc.,
2.625%,
04/15/2026 73,149
0.0
59,000  T-Mobile USA, Inc.,
2.625%,
02/15/2029 55,006
0.0
60,000  T-Mobile USA, Inc.,
2.700%,
03/15/2032 52,939
0.0
65,000  T-Mobile USA, Inc.,
2.875%,
02/15/2031 59,157
0.0
160,000  T-Mobile USA, Inc.,
3.000%,
02/15/2041 122,954
0.0
190,000  T-Mobile USA, Inc.,
3.300%,
02/15/2051 138,039
0.0
139,000  T-Mobile USA, Inc.,
3.375%,
04/15/2029 133,517
0.0
175,000  T-Mobile USA, Inc.,
3.400%,
10/15/2052 128,200
0.0
155,000  T-Mobile USA, Inc.,
3.500%,
04/15/2031 146,005
0.0
105,000  T-Mobile USA, Inc.,
3.600%,
11/15/2060 76,396
0.0
250,000  T-Mobile USA, Inc.,
3.750%,
04/15/2027 247,037
0.0
443,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 430,920
0.0
125,000  T-Mobile USA, Inc.,
4.375%,
04/15/2040 115,328
0.0
190,000  T-Mobile USA, Inc.,
4.500%,
04/15/2050 169,118
0.0
95,000  T-Mobile USA, Inc.,
4.750%,
02/01/2028 95,167
0.0
53,000  T-Mobile USA, Inc.,
4.800%,
07/15/2028 54,023
0.0
65,000  T-Mobile USA, Inc.,
4.950%,
03/15/2028 66,503
0.0
165,000  T-Mobile USA, Inc.,
5.050%,
07/15/2033 169,200
0.0
80,000  T-Mobile USA, Inc.,
5.200%,
01/15/2033 82,928
0.0
30,000  T-Mobile USA, Inc.,
5.375%,
04/15/2027 30,263
0.0
110,000  T-Mobile USA, Inc.,
5.650%,
01/15/2053 115,766
0.0
65,000  T-Mobile USA, Inc.,
5.750%,
01/15/2034 69,829
0.0
80,000  T-Mobile USA, Inc.,
5.750%,
01/15/2054 85,098
0.0
45,000  T-Mobile USA, Inc.,
5.800%,
09/15/2062 47,801
0.0
65,000  T-Mobile USA, Inc.,
6.000%,
06/15/2054 71,668
0.0
146,000  TWDC Enterprises
18 Corp., 3.000%,
02/13/2026 143,886
0.0
300,000  TWDC Enterprises 18
Corp., GMTN, 4.125%,
06/01/2044 265,200
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
59,000  Verizon
Communications, Inc.,
1.500%,
09/18/2030 $ 50,637
0.0
68,000  Verizon
Communications, Inc.,
1.680%,
10/30/2030 58,192
0.0
133,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 113,494
0.0
274,000  Verizon
Communications, Inc.,
2.355%,
03/15/2032 236,144
0.0
219,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 195,622
0.0
178,000  Verizon
Communications, Inc.,
2.650%,
11/20/2040 131,233
0.0
59,000  Verizon
Communications, Inc.,
2.850%,
09/03/2041 44,402
0.0
175,000  Verizon
Communications, Inc.,
2.875%,
11/20/2050 118,800
0.0
230,000  Verizon
Communications, Inc.,
2.987%,
10/30/2056 150,993
0.0
125,000  Verizon
Communications, Inc.,
3.000%,
11/20/2060 80,759
0.0
89,000  Verizon
Communications, Inc.,
3.150%,
03/22/2030 83,889
0.0
155,000  Verizon
Communications, Inc.,
3.400%,
03/22/2041 126,662
0.0
285,000  Verizon
Communications, Inc.,
3.550%,
03/22/2051 220,869
0.0
220,000  Verizon
Communications, Inc.,
3.700%,
03/22/2061 166,660
0.0
42,000  Verizon
Communications, Inc.,
3.850%,
11/01/2042 35,913
0.0
59,000  Verizon
Communications, Inc.,
3.875%,
02/08/2029 58,222
0.0
65,000  Verizon
Communications, Inc.,
3.875%,
03/01/2052 53,328
0.0
71,000  Verizon
Communications, Inc.,
4.000%,
03/22/2050 59,210
0.0
234,000  Verizon
Communications, Inc.,
4.016%,
12/03/2029 230,641
0.0
55,000  Verizon
Communications, Inc.,
4.125%,
08/15/2046 47,427
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
76,000  Verizon
Communications, Inc.,
4.272%,
01/15/2036 $ 72,662
0.0
112,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 109,425
0.0
127,000  Verizon
Communications, Inc.,
4.500%,
08/10/2033 125,536
0.0
74,000  Verizon
Communications, Inc.,
4.522%,
09/15/2048 67,587
0.0
45,000  Verizon
Communications, Inc.,
4.672%,
03/15/2055 41,874
0.0
29,000  Verizon
Communications, Inc.,
4.750%,
11/01/2041 28,190
0.0
944,000
(4)
Verizon
Communications, Inc.,
4.780%,
02/15/2035 943,026
0.1
67,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 65,999
0.0
140,000  Verizon
Communications, Inc.,
4.862%,
08/21/2046 136,536
0.0
41,000  Verizon
Communications, Inc.,
5.012%,
04/15/2049 41,355
0.0
50,000  Verizon
Communications, Inc.,
5.012%,
08/21/2054 48,667
0.0
59,000  Verizon
Communications, Inc.,
5.050%,
05/09/2033 60,914
0.0
65,000  Verizon
Communications, Inc.,
5.250%,
03/16/2037 67,615
0.0
27,000  Verizon
Communications, Inc.,
5.500%,
03/16/2047 28,885
0.0
25,000  Verizon
Communications, Inc.,
5.850%,
09/15/2035 27,011
0.0
20,000  Verizon
Communications, Inc.,
6.400%,
09/15/2033 22,369
0.0
48,000  Verizon
Communications, Inc.,
6.550%,
09/15/2043 56,340
0.0
33,000  Verizon
Communications, Inc.,
7.750%,
12/01/2030 39,157
0.0
87,000  Vodafone Group PLC,
4.250%,
09/17/2050 72,641
0.0
52,000  Vodafone Group PLC,
4.375%,
05/30/2028 52,838
0.0
44,000  Vodafone Group PLC,
4.375%,
02/19/2043 40,641
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
102,000  Vodafone Group PLC,
4.875%,
06/19/2049 $ 93,822
0.0
34,000  Vodafone Group PLC,
5.000%,
05/30/2038 33,974
0.0
29,000
(1)
Vodafone Group PLC,
5.125%,
06/19/2059 27,029
0.0
84,000  Vodafone Group PLC,
5.250%,
05/30/2048 82,870
0.0
41,000  Vodafone Group PLC,
5.625%,
02/10/2053 41,777
0.0
116,000  Vodafone Group PLC,
5.750%,
06/28/2054 120,175
0.0
29,000  Vodafone Group PLC,
5.750%,
02/10/2063 29,302
0.0
58,000  Vodafone Group PLC,
5.875%,
06/28/2064 59,868
0.0
73,000  Vodafone Group PLC,
6.150%,
02/27/2037 80,481
0.0
29,000
(1)
Vodafone Group PLC,
6.250%,
11/30/2032 32,228
0.0
43,000  Vodafone Group PLC,
7.875%,
02/15/2030 50,312
0.0
89,000  Walt Disney Co.,
1.750%,
01/13/2026 86,506
0.0
588,000  Walt Disney Co.,
2.200%,
01/13/2028 558,233
0.1
148,000  Walt Disney Co.,
2.650%,
01/13/2031 135,139
0.0
588,000  Walt Disney Co.,
3.600%,
01/13/2051 470,326
0.1
250,000  Walt Disney Co.,
4.750%,
09/15/2044 240,998
0.0
37,245,208
2.3
Consumer, Cyclical : 1.7%
144,092  American Airlines
Pass Through Trust
2016-2, AA, 3.200%,
12/15/2029 136,719
0.0
80,300  American Airlines
Pass Through Trust
2016-3, AA, 3.000%,
04/15/2030 75,699
0.0
94,537  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 89,399
0.0
500,000  American Honda
Finance Corp., GMTN,
2.300%,
09/09/2026 484,300
0.1
1,175,000  American Honda
Finance Corp., MTN,
1.200%,
07/08/2025 1,146,725
0.1
500,000  American Honda
Finance Corp., MTN,
2.000%,
03/24/2028 465,520
0.1
89,000  Aptiv PLC, 3.100%,
12/01/2051 56,627
0.0
18,000  Aptiv PLC, 4.350%,
03/15/2029 18,003
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
18,000  Aptiv PLC, 4.400%,
10/01/2046 $ 14,832
0.0
21,000  Aptiv PLC, 5.400%,
03/15/2049 19,453
0.0
47,000  Aptiv PLC / Aptiv Corp.,
3.250%,
03/01/2032 42,092
0.0
59,000  Aptiv PLC / Aptiv Corp.,
4.150%,
05/01/2052 45,778
0.0
23,000  AutoNation, Inc.,
1.950%,
08/01/2028 20,779
0.0
26,000  AutoNation, Inc.,
2.400%,
08/01/2031 22,072
0.0
17,000  AutoNation, Inc.,
3.800%,
11/15/2027 16,563
0.0
41,000  AutoNation, Inc.,
3.850%,
03/01/2032 37,835
0.0
26,000  AutoNation, Inc.,
4.500%,
10/01/2025 25,902
0.0
29,000  AutoNation, Inc.,
4.750%,
06/01/2030 28,880
0.0
500,000  AutoZone, Inc., 1.650%,
01/15/2031 422,174
0.0
65,000  BorgWarner, Inc.,
2.650%,
07/01/2027 62,468
0.0
30,000  BorgWarner, Inc.,
4.375%,
03/15/2045 25,492
0.0
32,000
(1)
Brunswick Corp.,
2.400%,
08/18/2031 26,916
0.0
26,000  Brunswick Corp.,
4.400%,
09/15/2032 24,500
0.0
17,000  Brunswick Corp.,
5.100%,
04/01/2052 14,359
0.0
23,000  Brunswick Corp.,
5.850%,
03/18/2029 23,752
0.0
23,000  Choice Hotels
International, Inc.,
3.700%,
12/01/2029 21,843
0.0
26,000  Choice Hotels
International, Inc.,
3.700%,
01/15/2031 24,064
0.0
35,000  Choice Hotels
International, Inc.,
5.850%,
08/01/2034 36,110
0.0
74,000  Costco Wholesale
Corp., 1.375%,
06/20/2027 69,425
0.0
104,000  Costco Wholesale
Corp., 1.600%,
04/20/2030 91,891
0.0
59,000
(1)
Costco Wholesale
Corp., 1.750%,
04/20/2032 50,276
0.0
59,000  Costco Wholesale
Corp., 3.000%,
05/18/2027 58,004
0.0
127,000  Cummins, Inc., 1.500%,
09/01/2030 82,767
0.0
216,000  Cummins, Inc., 2.600%,
09/01/2050 187,068
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
29,000  Darden Restaurants,
Inc., 3.850%,
05/01/2027 $ 28,690
0.0
17,000  Darden Restaurants,
Inc., 4.550%,
02/15/2048 14,616
0.0
29,000  Darden Restaurants,
Inc., 6.300%,
10/10/2033 31,620
0.0
26,629  Delta Air Lines Pass
Through Trust 20-1,
AA, 2.000%,
12/10/2029 24,912
0.0
28,000  Delta Air Lines, Inc.,
3.750%,
10/28/2029 26,491
0.0
24,000  Delta Air Lines, Inc.,
4.375%,
04/19/2028 23,786
0.0
50,000  Delta Air Lines, Inc.,
7.375%,
01/15/2026 51,479
0.0
44,000
(1)
Dick's Sporting
Goods, Inc., 3.150%,
01/15/2032 39,675
0.0
44,000  Dick's Sporting
Goods, Inc., 4.100%,
01/15/2052 33,660
0.0
59,000  Dollar General Corp.,
3.500%,
04/03/2030 55,561
0.0
36,000
(1)
Dollar General Corp.,
3.875%,
04/15/2027 35,534
0.0
30,000  Dollar General Corp.,
4.125%,
05/01/2028 29,613
0.0
33,000  Dollar General Corp.,
4.625%,
11/01/2027 33,139
0.0
41,000  Dollar General Corp.,
5.000%,
11/01/2032 40,790
0.0
30,000  Dollar General Corp.,
5.200%,
07/05/2028 30,653
0.0
117,000
(1)
Dollar General Corp.,
5.450%,
07/05/2033 119,286
0.0
13,000  Dollar General Corp.,
5.500%,
11/01/2052 12,455
0.0
47,000  Dollar Tree, Inc.,
2.650%,
12/01/2031 40,446
0.0
24,000  Dollar Tree, Inc.,
3.375%,
12/01/2051 16,418
0.0
59,000  Dollar Tree, Inc.,
4.000%,
05/15/2025 58,666
0.0
74,000  Dollar Tree, Inc.,
4.200%,
05/15/2028 73,096
0.0
592,000  Ford Motor Co.,
3.250%,
02/12/2032 504,354
0.1
355,000  Ford Motor Co.,
4.346%,
12/08/2026 352,068
0.0
118,000  Ford Motor Co.,
4.750%,
01/15/2043 97,838
0.0
77,000
(1)
Ford Motor Co.,
5.291%,
12/08/2046 69,881
0.0
414,000  Ford Motor Co.,
6.100%,
08/19/2032 424,505
0.0
106,000  Ford Motor Co.,
6.625%,
10/01/2028 112,237
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
25,000  Ford Motor Co.,
7.400%,
11/01/2046 $ 28,076
0.0
216,000  Ford Motor Co.,
7.450%,
07/16/2031 238,810
0.0
102,000  Ford Motor Co.,
9.625%,
04/22/2030 120,982
0.0
44,000  General Motors Co.,
5.000%,
04/01/2035 42,658
0.0
74,000  General Motors Co.,
5.200%,
04/01/2045 67,868
0.0
44,000
(1)
General Motors Co.,
5.400%,
04/01/2048 40,482
0.0
89,000  General Motors Co.,
6.250%,
10/02/2043 91,382
0.0
441,000  General Motors Co.,
6.600%,
04/01/2036 477,392
0.1
500,000  General Motors
Financial Co., Inc.,
2.400%,
04/10/2028 463,804
0.0
59,000  General Motors
Financial Co., Inc.,
2.700%,
06/10/2031 50,872
0.0
177,000  General Motors
Financial Co., Inc.,
3.100%,
01/12/2032 154,898
0.0
500,000  General Motors
Financial Co., Inc.,
3.850%,
01/05/2028 489,280
0.1
500,000  General Motors
Financial Co., Inc.,
4.350%,
01/17/2027 498,983
0.1
588,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 592,122
0.1
89,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 92,725
0.0
579,000  Genuine Parts Co.,
1.750%,
02/01/2025 572,796
0.1
199,000
(1)
Hasbro, Inc., 3.900%,
11/19/2029 191,999
0.0
89,000  Home Depot, Inc.,
2.700%,
04/15/2030 82,821
0.0
500,000  Home Depot, Inc.,
2.800%,
09/14/2027 485,923
0.1
73,000  Home Depot, Inc.,
3.250%,
04/15/2032 68,333
0.0
657,000  Home Depot, Inc.,
3.300%,
04/15/2040 549,451
0.1
73,000
(1)
Home Depot, Inc.,
4.500%,
09/15/2032 74,690
0.0
102,000  Home Depot, Inc.,
4.950%,
06/25/2034 106,082
0.0
29,000  Home Depot, Inc.,
5.400%,
09/15/2040 30,764
0.0
1,112,000  Home Depot, Inc.,
5.875%,
12/16/2036 1,243,909
0.1
58,000  Home Depot, Inc.,
5.950%,
04/01/2041 65,189
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
23,000  Hyatt Hotels Corp.,
4.375%,
09/15/2028 $ 22,913
0.0
23,000  Hyatt Hotels Corp.,
4.850%,
03/15/2026 23,057
0.0
26,000  Hyatt Hotels Corp.,
5.250%,
06/30/2029 26,635
0.0
20,000  Hyatt Hotels Corp.,
5.500%,
06/30/2034 20,450
0.0
35,000  Hyatt Hotels Corp.,
5.750%,
01/30/2027 35,867
0.0
26,000  Hyatt Hotels Corp.,
5.750%,
04/23/2030 27,235
0.0
86,000  Lear Corp., 4.250%,
05/15/2029 84,862
0.0
58,000  Lear Corp., 5.250%,
05/15/2049 54,548
0.0
29,000  Leggett & Platt, Inc.,
3.500%,
11/15/2027 27,892
0.0
29,000  Leggett & Platt, Inc.,
3.500%,
11/15/2051 19,566
0.0
29,000
(1)
Leggett & Platt, Inc.,
4.400%,
03/15/2029 27,943
0.0
120,000  Lennar Corp., 4.750%,
11/29/2027 121,588
0.0
47,000  LKQ Corp., 5.750%,
06/15/2028 48,795
0.0
35,000  LKQ Corp., 6.250%,
06/15/2033 37,135
0.0
59,000  Lowe's Cos., Inc.,
1.300%,
04/15/2028 53,570
0.0
59,000  Lowe's Cos., Inc.,
1.700%,
09/15/2028 53,768
0.0
74,000  Lowe's Cos., Inc.,
1.700%,
10/15/2030 63,686
0.0
80,000  Lowe's Cos., Inc.,
2.500%,
04/15/2026 78,173
0.0
89,000  Lowe's Cos., Inc.,
2.625%,
04/01/2031 80,032
0.0
59,000  Lowe's Cos., Inc.,
2.800%,
09/15/2041 43,348
0.0
104,000  Lowe's Cos., Inc.,
3.000%,
10/15/2050 70,767
0.0
89,000  Lowe's Cos., Inc.,
3.100%,
05/03/2027 86,796
0.0
44,000  Lowe's Cos., Inc.,
3.350%,
04/01/2027 43,210
0.0
44,000  Lowe's Cos., Inc.,
3.375%,
09/15/2025 43,592
0.0
30,000  Lowe's Cos., Inc.,
3.500%,
04/01/2051 22,201
0.0
89,000  Lowe's Cos., Inc.,
3.650%,
04/05/2029 86,882
0.0
80,000  Lowe's Cos., Inc.,
3.700%,
04/15/2046 63,675
0.0
89,000  Lowe's Cos., Inc.,
3.750%,
04/01/2032 84,958
0.0
89,000  Lowe's Cos., Inc.,
4.050%,
05/03/2047 74,659
0.0
89,000  Lowe's Cos., Inc.,
4.250%,
04/01/2052 75,430
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
25,000  Lowe's Cos., Inc.,
4.375%,
09/15/2045 $ 22,121
0.0
59,000  Lowe's Cos., Inc.,
4.400%,
09/08/2025 58,990
0.0
74,000  Lowe's Cos., Inc.,
4.450%,
04/01/2062 62,747
0.0
74,000  Lowe's Cos., Inc.,
4.500%,
04/15/2030 74,973
0.0
36,000  Lowe's Cos., Inc.,
4.550%,
04/05/2049 32,079
0.0
30,000  Lowe's Cos., Inc.,
4.650%,
04/15/2042 28,214
0.0
59,000  Lowe's Cos., Inc.,
4.800%,
04/01/2026 59,495
0.0
74,000  Lowe's Cos., Inc.,
5.000%,
04/15/2033 76,345
0.0
21,000  Lowe's Cos., Inc.,
5.000%,
04/15/2040 20,775
0.0
26,000  Lowe's Cos., Inc.,
5.125%,
04/15/2050 25,368
0.0
59,000
(1)
Lowe's Cos., Inc.,
5.150%,
07/01/2033 61,512
0.0
20,000  Lowe's Cos., Inc.,
5.500%,
10/15/2035 21,269
0.0
89,000  Lowe's Cos., Inc.,
5.625%,
04/15/2053 92,716
0.0
30,000  Lowe's Cos., Inc.,
5.750%,
07/01/2053 31,691
0.0
59,000  Lowe's Cos., Inc.,
5.800%,
09/15/2062 61,869
0.0
30,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 31,826
0.0
18,000  Lowe's Cos., Inc.,
6.500%,
03/15/2029 19,722
0.0
50,000  Magna International,
Inc., 2.450%,
06/15/2030 45,190
0.0
230,000  Marriott International,
Inc., 5.000%,
10/15/2027 234,767
0.0
376,000  Marriott International,
Inc. HH, 2.850%,
04/15/2031 338,682
0.0
360,000  McDonald's Corp.,
MTN, 3.700%,
01/30/2026 357,970
0.0
400,000  McDonald's Corp.,
MTN, 4.600%,
05/26/2045 374,500
0.0
238,000  McDonald's Corp.,
MTN, 4.700%,
12/09/2035 240,711
0.0
325,000  McDonald's Corp.,
MTN, 6.300%,
10/15/2037 370,991
0.0
21,000  MDC Holdings, Inc.,
2.500%,
01/15/2031 18,562
0.0
18,000  MDC Holdings, Inc.,
3.850%,
01/15/2030 17,439
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
21,000
(1)
MDC Holdings, Inc.,
3.966%,
08/06/2061 $ 18,358
0.0
30,000  MDC Holdings, Inc.,
6.000%,
01/15/2043 31,960
0.0
87,000  Mercedes-Benz Finance
North America LLC,
8.500%,
01/18/2031 105,471
0.0
185,000  NIKE, Inc., 2.375%,
11/01/2026 179,523
0.0
295,000  NIKE, Inc., 3.375%,
11/01/2046 236,072
0.0
30,000  O'Reilly Automotive,
Inc., 1.750%,
03/15/2031 25,453
0.0
30,000  O'Reilly Automotive,
Inc., 3.550%,
03/15/2026 29,683
0.0
44,000  O'Reilly Automotive,
Inc., 3.600%,
09/01/2027 43,306
0.0
30,000  O'Reilly Automotive,
Inc., 3.900%,
06/01/2029 29,528
0.0
30,000  O'Reilly Automotive,
Inc., 4.200%,
04/01/2030 29,775
0.0
30,000  O'Reilly Automotive,
Inc., 4.350%,
06/01/2028 30,108
0.0
50,000  O'Reilly Automotive,
Inc., 4.700%,
06/15/2032 50,420
0.0
44,000  O'Reilly Automotive,
Inc., 5.750%,
11/20/2026 45,375
0.0
18,000  PACCAR Financial
Corp., 4.600%,
01/10/2028 18,317
0.0
30,000  PACCAR Financial
Corp., DMTN, 5.200%,
11/09/2026 30,832
0.0
18,000  PACCAR Financial
Corp., MTN, 1.100%,
05/11/2026 17,198
0.0
18,000  PACCAR Financial
Corp., MTN, 2.000%,
02/04/2027 17,219
0.0
36,000  PACCAR Financial
Corp., MTN, 3.550%,
08/11/2025 35,793
0.0
30,000  PACCAR Financial
Corp., MTN, 4.450%,
03/30/2026 30,223
0.0
36,000
(1)
PACCAR Financial
Corp., MTN, 4.600%,
01/31/2029 36,933
0.0
18,000  PACCAR Financial
Corp., MTN, 4.950%,
10/03/2025 18,139
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
18,000  PACCAR Financial
Corp., MTN, 4.950%,
08/10/2028 $ 18,642
0.0
24,000  PACCAR Financial
Corp., MTN, 5.050%,
08/10/2026 24,511
0.0
20,000  PulteGroup, Inc.,
5.000%,
01/15/2027 20,279
0.0
17,000  PulteGroup, Inc.,
6.000%,
02/15/2035 18,309
0.0
23,000  PulteGroup, Inc.,
6.375%,
05/15/2033 25,314
0.0
17,000  PulteGroup, Inc.,
7.875%,
06/15/2032 20,335
0.0
340,000  Sands China Ltd.,
5.400%,
08/08/2028 343,187
0.0
29,000  Southwest Airlines Co.,
2.625%,
02/10/2030 26,289
0.0
17,000  Southwest Airlines Co.,
3.000%,
11/15/2026 16,510
0.0
17,000  Southwest Airlines Co.,
3.450%,
11/16/2027 16,462
0.0
105,000  Southwest Airlines Co.,
5.125%,
06/15/2027 106,959
0.0
29,000  Starbucks Corp.,
2.000%,
03/12/2027 27,646
0.0
44,000  Starbucks Corp.,
2.250%,
03/12/2030 39,718
0.0
29,000  Starbucks Corp.,
2.450%,
06/15/2026 28,233
0.0
73,000  Starbucks Corp.,
2.550%,
11/15/2030 66,154
0.0
58,000  Starbucks Corp.,
3.000%,
02/14/2032 52,884
0.0
29,000  Starbucks Corp.,
3.350%,
03/12/2050 21,354
0.0
35,000
(1)
Starbucks Corp.,
3.500%,
03/01/2028 34,397
0.0
73,000  Starbucks Corp.,
3.500%,
11/15/2050 55,680
0.0
58,000  Starbucks Corp.,
3.550%,
08/15/2029 56,583
0.0
29,000  Starbucks Corp.,
3.750%,
12/01/2047 23,240
0.0
73,000  Starbucks Corp.,
3.800%,
08/15/2025 72,593
0.0
44,000  Starbucks Corp.,
4.000%,
11/15/2028 43,876
0.0
20,000  Starbucks Corp.,
4.300%,
06/15/2045 17,637
0.0
58,000  Starbucks Corp.,
4.450%,
08/15/2049 51,516
0.0
58,000  Starbucks Corp.,
4.500%,
11/15/2048 52,347
0.0
58,000  Starbucks Corp.,
4.750%,
02/15/2026 58,439
0.0
29,000
(1)
Starbucks Corp.,
4.800%,
02/15/2033 29,742
0.0
58,000  Starbucks Corp.,
4.850%,
02/08/2027 58,930
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
29,000  Starbucks Corp.,
4.900%,
02/15/2031 $ 30,124
0.0
29,000  Starbucks Corp.,
5.000%,
02/15/2034 29,870
0.0
30,000  Tapestry, Inc., 3.050%,
03/15/2032 25,697
0.0
23,000  Tapestry, Inc., 4.125%,
07/15/2027 22,649
0.0
44,000  Tapestry, Inc., 7.000%,
11/27/2026 45,540
0.0
30,000  Tapestry, Inc., 7.050%,
11/27/2025 30,606
0.0
59,000  Tapestry, Inc., 7.350%,
11/27/2028 62,026
0.0
59,000  Tapestry, Inc., 7.700%,
11/27/2030 63,582
0.0
74,000  Tapestry, Inc., 7.850%,
11/27/2033 80,269
0.0
500,000  Target Corp., 1.950%,
01/15/2027 480,367
0.1
15,000  Target Corp., 2.350%,
02/15/2030 13,785
0.0
28,000  Target Corp., 2.650%,
09/15/2030 26,069
0.0
59,000  Target Corp., 2.950%,
01/15/2052 41,857
0.0
36,000  Target Corp., 3.625%,
04/15/2046 29,828
0.0
31,000  Target Corp., 3.900%,
11/15/2047 26,337
0.0
66,000  Target Corp., 4.000%,
07/01/2042 59,924
0.0
30,000  Target Corp., 4.400%,
01/15/2033 30,288
0.0
59,000  Target Corp., 4.500%,
09/15/2032 59,921
0.0
68,000
(1)
Target Corp., 4.800%,
01/15/2053 66,954
0.0
18,000  Target Corp., 6.350%,
11/01/2032 20,585
0.0
156,000  TJX Cos., Inc., 1.600%,
05/15/2031 132,452
0.0
11,000  Toyota Motor Corp.,
2.362%,
03/25/2031 9,932
0.0
30,000  Toyota Motor Corp.,
5.123%,
07/13/2033 32,088
0.0
30,000  Toyota Motor Credit
Corp., 1.900%,
09/12/2031 25,675
0.0
30,000  Toyota Motor Credit
Corp., 4.700%,
01/12/2033 30,643
0.0
588,000  Toyota Motor Credit
Corp., GMTN, 3.050%,
01/11/2028 570,449
0.1
588,000  Toyota Motor Credit
Corp., MTN, 1.800%,
02/13/2025 581,753
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
500,000  Toyota Motor Credit
Corp., MTN, 1.900%,
04/06/2028 $ 465,979
0.1
24,000  Toyota Motor Credit
Corp., MTN, 2.400%,
01/13/2032 21,088
0.0
500,000  Toyota Motor Credit
Corp., MTN, 3.200%,
01/11/2027 491,990
0.1
47,000  Toyota Motor Credit
Corp., MTN, 4.800%,
01/05/2034 47,954
0.0
38,000  Tractor Supply Co.,
1.750%,
11/01/2030 32,779
0.0
44,000  Tractor Supply Co.,
5.250%,
05/15/2033 45,817
0.0
96,488  United Airlines Pass
Through Trust 2016-1,
A, 3.450%,
01/07/2030 89,914
0.0
370,611  United Airlines Pass
Through Trust 2018-1,
AA, 3.500%,
09/01/2031 349,754
0.0
88,000  Walgreens Boots
Alliance, Inc., 3.450%,
06/01/2026 84,727
0.0
74,000  Walmart, Inc., 1.050%,
09/17/2026 70,311
0.0
74,000  Walmart, Inc., 1.500%,
09/22/2028 68,068
0.0
118,000  Walmart, Inc., 1.800%,
09/22/2031 102,663
0.0
19,000  Walmart, Inc., 2.375%,
09/24/2029 17,841
0.0
59,000  Walmart, Inc., 2.500%,
09/22/2041 44,245
0.0
89,000  Walmart, Inc., 2.650%,
09/22/2051 61,234
0.0
37,000  Walmart, Inc., 2.950%,
09/24/2049 27,333
0.0
47,000  Walmart, Inc., 3.050%,
07/08/2026 46,492
0.0
43,000  Walmart, Inc., 3.250%,
07/08/2029 42,319
0.0
52,000  Walmart, Inc., 3.550%,
06/26/2025 51,798
0.0
26,000  Walmart, Inc., 3.625%,
12/15/2047 21,802
0.0
88,000  Walmart, Inc., 3.700%,
06/26/2028 87,974
0.0
104,000  Walmart, Inc., 3.900%,
09/09/2025 103,828
0.0
44,000  Walmart, Inc., 3.900%,
04/15/2028 44,232
0.0
59,000  Walmart, Inc., 3.950%,
09/09/2027 59,420
0.0
34,000  Walmart, Inc., 3.950%,
06/28/2038 32,702
0.0
44,000  Walmart, Inc., 4.000%,
04/15/2026 44,141
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
30,000  Walmart, Inc., 4.000%,
04/15/2030 $ 30,365
0.0
24,000  Walmart, Inc., 4.000%,
04/11/2043 22,064
0.0
100,000  Walmart, Inc., 4.050%,
06/29/2048 89,936
0.0
89,000  Walmart, Inc., 4.100%,
04/15/2033 89,285
0.0
74,000
(1)
Walmart, Inc., 4.150%,
09/09/2032 74,889
0.0
20,000  Walmart, Inc., 4.300%,
04/22/2044 19,146
0.0
59,000  Walmart, Inc., 4.500%,
09/09/2052 57,367
0.0
89,000  Walmart, Inc., 4.500%,
04/15/2053 85,943
0.0
23,000  Walmart, Inc., 5.000%,
10/25/2040 23,984
0.0
79,000  Walmart, Inc., 5.250%,
09/01/2035 85,876
0.0
36,000  Walmart, Inc., 5.625%,
04/01/2040 40,193
0.0
36,000  Walmart, Inc., 5.625%,
04/15/2041 40,237
0.0
22,000  Walmart, Inc., 5.875%,
04/05/2027 23,126
0.0
48,000  Walmart, Inc., 6.200%,
04/15/2038 56,426
0.0
61,000  Walmart, Inc., 6.500%,
08/15/2037 73,563
0.0
28,000  Walmart, Inc., 7.550%,
02/15/2030 33,168
0.0
43,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 41,588
0.0
295,000  Warnermedia
Holdings, Inc., 4.279%,
03/15/2032 262,155
0.0
266,000  Warnermedia
Holdings, Inc., 5.050%,
03/15/2042 217,276
0.0
383,000  Warnermedia
Holdings, Inc., 5.141%,
03/15/2052 295,634
0.0
177,000  Warnermedia
Holdings, Inc., 5.391%,
03/15/2062 135,734
0.0
18,000  Whirlpool Corp.,
2.400%,
05/15/2031 15,490
0.0
300,000
(1)
Whirlpool Corp.,
3.700%,
05/01/2025 297,901
0.0
30,000  Whirlpool Corp.,
4.500%,
06/01/2046 25,464
0.0
30,000
(1)
Whirlpool Corp.,
4.600%,
05/15/2050 25,200
0.0
18,000
(1)
Whirlpool Corp.,
4.700%,
05/14/2032 17,844
0.0
41,000
(1)
Whirlpool Corp.,
4.750%,
02/26/2029 41,420
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
18,000  Whirlpool Corp.,
5.500%,
03/01/2033 $ 18,379
0.0
18,000  Whirlpool Corp.,
5.750%,
03/01/2034 18,446
0.0
24,000  WW Grainger, Inc.,
3.750%,
05/15/2046 20,080
0.0
24,000  WW Grainger, Inc.,
4.200%,
05/15/2047 21,375
0.0
59,000  WW Grainger, Inc.,
4.600%,
06/15/2045 55,952
0.0
27,684,437
1.7
Consumer, Non-cyclical : 4.4%
221,000  Abbott Laboratories,
3.750%,
11/30/2026 220,906
0.0
86,000  Abbott Laboratories,
4.750%,
11/30/2036 88,275
0.0
331,000  Abbott Laboratories,
4.900%,
11/30/2046 337,251
0.0
546,000  AbbVie, Inc., 3.200%,
05/14/2026 539,200
0.1
363,000  AbbVie, Inc., 3.200%,
11/21/2029 347,232
0.0
363,000  AbbVie, Inc., 4.050%,
11/21/2039 335,493
0.0
340,000  AbbVie, Inc., 4.250%,
11/21/2049 304,774
0.0
310,000  AbbVie, Inc., 4.300%,
05/14/2036 302,004
0.0
283,000  AbbVie, Inc., 4.450%,
05/14/2046 264,451
0.0
276,000  AbbVie, Inc., 4.550%,
03/15/2035 276,178
0.0
174,000  AbbVie, Inc., 4.700%,
05/14/2045 168,485
0.0
49,000  AbbVie, Inc., 4.750%,
03/15/2045 47,709
0.0
104,000  AbbVie, Inc., 4.875%,
11/14/2048 102,439
0.0
178,000  AbbVie, Inc., 5.400%,
03/15/2054 188,891
0.0
89,000  AbbVie, Inc., 5.500%,
03/15/2064 95,109
0.0
17,000  Adventist Health
System/West, 2.952%,
03/01/2029 15,804
0.0
17,000  Adventist Health
System/West, 3.630%,
03/01/2049 12,811
0.0
21,000  Adventist Health
System/West, 5.430%,
03/01/2032 21,579
0.0
25,000  Adventist Health
System/West, 5.757%,
12/01/2034 26,065
0.0
26,000  Advocate Health
& Hospitals Corp.,
3.387%,
10/15/2049 20,653
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
23,000  Advocate Health
& Hospitals Corp.,
3.829%,
08/15/2028 $ 22,776
0.0
24,000  Advocate Health
& Hospitals Corp.,
4.272%,
08/15/2048 21,876
0.0
18,000  Advocate Health &
Hospitals Corp. 2020,
2.211%,
06/15/2030 16,181
0.0
24,000  Advocate Health &
Hospitals Corp. 2020,
3.008%,
06/15/2050 17,479
0.0
212,000  Aetna, Inc., 4.500%,
05/15/2042 188,798
0.0
29,000  Ahold Finance
USA LLC, 6.875%,
05/01/2029 32,037
0.0
17,000  Allina Health System
2019, 3.887%,
04/15/2049 14,455
0.0
18,000  Allina Health System
2021, 2.902%,
11/15/2051 12,323
0.0
44,000  Altria Group, Inc.,
2.350%,
05/06/2025 43,347
0.0
104,000  Altria Group, Inc.,
2.450%,
02/04/2032 88,797
0.0
30,000  Altria Group, Inc.,
2.625%,
09/16/2026 29,102
0.0
44,000  Altria Group, Inc.,
3.400%,
05/06/2030 41,598
0.0
89,000  Altria Group, Inc.,
3.400%,
02/04/2041 69,430
0.0
74,000  Altria Group, Inc.,
3.700%,
02/04/2051 54,652
0.0
89,000  Altria Group, Inc.,
3.875%,
09/16/2046 69,550
0.0
59,000
(1)
Altria Group, Inc.,
4.000%,
02/04/2061 45,150
0.0
53,000  Altria Group, Inc.,
4.250%,
08/09/2042 45,516
0.0
63,000  Altria Group, Inc.,
4.400%,
02/14/2026 62,941
0.0
30,000  Altria Group, Inc.,
4.450%,
05/06/2050 25,165
0.0
38,000  Altria Group, Inc.,
4.500%,
05/02/2043 33,658
0.0
113,000  Altria Group, Inc.,
4.800%,
02/14/2029 114,443
0.0
107,000  Altria Group, Inc.,
5.375%,
01/31/2044 108,100
0.0
118,000  Altria Group, Inc.,
5.800%,
02/14/2039 124,118
0.0
148,000  Altria Group, Inc.,
5.950%,
02/14/2049 155,403
0.0
30,000  Altria Group, Inc.,
6.200%,
11/01/2028 31,961
0.0
30,000  Altria Group, Inc.,
6.875%,
11/01/2033 33,903
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
30,000  American University
2019, 3.672%,
04/01/2049 $ 24,927
0.0
59,000  Amgen, Inc., 2.000%,
01/15/2032 50,152
0.0
1,175,000
(1)
Amgen, Inc., 2.300%,
02/25/2031 1,041,115
0.1
588,000  Amgen, Inc., 3.150%,
02/21/2040 469,513
0.1
59,000  Amgen, Inc., 3.350%,
02/22/2032 55,009
0.0
44,000  Amgen, Inc., 4.200%,
03/01/2033 42,760
0.0
881,000  Amgen, Inc., 4.400%,
05/01/2045 791,313
0.1
210,000  Amgen, Inc., 4.663%,
06/15/2051 192,478
0.0
36,000  Amgen, Inc., 4.950%,
10/01/2041 35,197
0.0
43,000  Amgen, Inc., 5.150%,
11/15/2041 43,133
0.0
163,000  Amgen, Inc., 5.250%,
03/02/2030 170,122
0.0
25,000  Amgen, Inc., 5.650%,
06/15/2042 26,156
0.0
15,000  Amgen, Inc., 5.650%,
03/02/2053 15,790
0.0
22,000  Amgen, Inc., 5.750%,
03/15/2040 23,411
0.0
44,000  Amgen, Inc., 5.750%,
03/02/2063 46,480
0.0
28,000  Amgen, Inc., 6.375%,
06/01/2037 31,799
0.0
335,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.700%,
02/01/2036 336,504
0.0
403,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.900%,
02/01/2046 397,209
0.0
25,000  Anheuser-Busch InBev
Finance, Inc., 4.000%,
01/17/2043 22,337
0.0
55,000  Anheuser-Busch InBev
Finance, Inc., 4.625%,
02/01/2044 52,720
0.0
40,000  Anheuser-Busch InBev
Finance, Inc., 4.700%,
02/01/2036 40,180
0.0
90,000  Anheuser-Busch InBev
Finance, Inc., 4.900%,
02/01/2046 88,565
0.0
111,000  Anheuser-Busch
InBev Worldwide, Inc.,
3.500%,
06/01/2030 107,780
0.0
30,000  Anheuser-Busch
InBev Worldwide, Inc.,
3.750%,
07/15/2042 26,303
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
61,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.350%,
06/01/2040 $ 57,640
0.0
95,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.375%,
04/15/2038 91,674
0.0
110,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.439%,
10/06/2048 101,898
0.0
101,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.500%,
06/01/2050 96,350
0.0
140,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.600%,
04/15/2048 133,181
0.0
30,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.600%,
06/01/2060 28,456
0.0
270,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.750%,
01/23/2029 277,118
0.0
60,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.750%,
04/15/2058 57,664
0.0
45,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.900%,
01/23/2031 46,825
0.0
95,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.950%,
01/15/2042 95,043
0.0
125,000  Anheuser-Busch
InBev Worldwide, Inc.,
5.450%,
01/23/2039 133,877
0.0
209,000  Anheuser-Busch
InBev Worldwide, Inc.,
5.550%,
01/23/2049 225,456
0.0
125,000  Anheuser-Busch
InBev Worldwide, Inc.,
5.800%,
01/23/2059 140,949
0.0
20,000  Anheuser-Busch
InBev Worldwide, Inc.,
5.875%,
06/15/2035 22,171
0.0
30,000  Anheuser-Busch
InBev Worldwide, Inc.,
8.000%,
11/15/2039 39,850
0.0
81,000  Anheuser-Busch
InBev Worldwide, Inc.,
8.200%,
01/15/2039 108,990
0.0
59,000  Archer-Daniels-
Midland Co., 2.500%,
08/11/2026 57,415
0.0
44,000  Archer-Daniels-
Midland Co., 2.700%,
09/15/2051 29,399
0.0
44,000  Archer-Daniels-
Midland Co., 2.900%,
03/01/2032 39,901
0.0
59,000  Archer-Daniels-
Midland Co., 3.250%,
03/27/2030 56,312
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
24,000  Archer-Daniels-
Midland Co., 3.750%,
09/15/2047 $ 19,463
0.0
22,000  Archer-Daniels-
Midland Co., 4.016%,
04/16/2043 19,259
0.0
30,000
(1)
Archer-Daniels-
Midland Co., 4.500%,
08/15/2033 30,159
0.0
36,000  Archer-Daniels-
Midland Co., 4.500%,
03/15/2049 33,090
0.0
23,000  Archer-Daniels-
Midland Co., 4.535%,
03/26/2042 21,772
0.0
26,000  Archer-Daniels-
Midland Co., 5.375%,
09/15/2035 27,769
0.0
20,000  Archer-Daniels-
Midland Co., 5.935%,
10/01/2032 22,042
0.0
69,000  Ascension Health,
3.945%,
11/15/2046 60,214
0.0
25,000  Ascension Health,
4.847%,
11/15/2053 25,179
0.0
52,000  Ascension Health B,
2.532%,
11/15/2029 48,316
0.0
34,000  Ascension Health B,
3.106%,
11/15/2039 28,340
0.0
507,000  AstraZeneca PLC,
4.000%,
01/17/2029 507,160
0.1
44,000  AstraZeneca PLC,
4.375%,
08/17/2048 41,024
0.0
535,000  AstraZeneca PLC,
6.450%,
09/15/2037 625,849
0.1
500,000  Automatic Data
Processing, Inc.,
3.375%,
09/15/2025 496,532
0.1
29,000  Avery Dennison Corp.,
2.250%,
02/15/2032 24,645
0.0
29,000  Avery Dennison Corp.,
2.650%,
04/30/2030 26,481
0.0
29,000  Avery Dennison Corp.,
4.875%,
12/06/2028 29,556
0.0
23,000  Avery Dennison Corp.,
5.750%,
03/15/2033 24,667
0.0
18,000  Banner Health, 1.897%,
01/01/2031 15,617
0.0
18,000  Banner Health, 2.338%,
01/01/2030 16,430
0.0
19,000  Banner Health, 2.907%,
01/01/2042 14,636
0.0
18,000  Banner Health, 2.913%,
01/01/2051 12,824
0.0
18,000  Banner Health 2020,
3.181%,
01/01/2050 13,514
0.0
30,000  Baptist Healthcare
System Obligated
Group 20B, 3.540%,
08/15/2050 23,203
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
14,000  BAT Capital Corp.,
3.557%,
08/15/2027 $ 13,717
0.0
47,000  Baxalta, Inc., 4.000%,
06/23/2025 46,773
0.0
515,000  Baxalta, Inc., 5.250%,
06/23/2045 515,912
0.1
38,000  Baxter International,
Inc., 1.730%,
04/01/2031 31,990
0.0
85,000  Baxter International,
Inc., 1.915%,
02/01/2027 80,501
0.0
74,000  Baxter International,
Inc., 2.272%,
12/01/2028 68,128
0.0
91,000
(1)
Baxter International,
Inc., 2.539%,
02/01/2032 78,950
0.0
44,000  Baxter International,
Inc., 2.600%,
08/15/2026 42,655
0.0
44,000  Baxter International,
Inc., 3.132%,
12/01/2051 30,010
0.0
27,000  Baxter International,
Inc., 3.500%,
08/15/2046 20,385
0.0
30,000  Baxter International,
Inc., 3.950%,
04/01/2030 29,336
0.0
29,000  BayCare Health
System, Inc. 2020,
3.831%,
11/15/2050 24,548
0.0
23,000  Baylor Scott & White
Holdings, 3.967%,
11/15/2046 20,100
0.0
27,000  Baylor Scott & White
Holdings, 4.185%,
11/15/2045 24,399
0.0
18,000  Baylor Scott & White
Holdings 2021,
1.777%,
11/15/2030 15,677
0.0
53,000  Baylor Scott & White
Holdings 2021,
2.839%,
11/15/2050 37,323
0.0
588,000  Becton Dickinson & Co.,
1.957%,
02/11/2031 507,912
0.1
63,000  Becton Dickinson & Co.,
3.794%,
05/20/2050 51,063
0.0
89,000  Biogen, Inc., 2.250%,
05/01/2030 79,513
0.0
89,000  Biogen, Inc., 3.150%,
05/01/2050 61,575
0.0
41,000  Biogen, Inc., 3.250%,
02/15/2051 28,862
0.0
104,000  Biogen, Inc., 4.050%,
09/15/2025 103,437
0.0
66,000  Biogen, Inc., 5.200%,
09/15/2045 64,431
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
23,000  Bio-Rad Laboratories,
Inc., 3.300%,
03/15/2027 $ 22,453
0.0
47,000  Bio-Rad Laboratories,
Inc., 3.700%,
03/15/2032 43,546
0.0
23,000  Bon Secours Mercy
Health, Inc., 3.464%,
06/01/2030 22,117
0.0
17,000  Bon Secours Mercy
Health, Inc. 20-2,
2.095%,
06/01/2031 14,701
0.0
17,000  Bon Secours Mercy
Health, Inc. 20-2,
3.205%,
06/01/2050 12,449
0.0
30,000  Boston Scientific Corp.,
1.900%,
06/01/2025 29,453
0.0
71,000  Boston Scientific Corp.,
2.650%,
06/01/2030 65,286
0.0
20,000  Boston Scientific Corp.,
4.000%,
03/01/2028 19,927
0.0
27,000  Boston Scientific Corp.,
4.550%,
03/01/2039 26,458
0.0
38,000  Boston Scientific Corp.,
4.700%,
03/01/2049 36,223
0.0
21,000  Boston Scientific Corp.,
6.500%,
11/15/2035 24,192
0.0
18,000  Boston Scientific Corp.,
7.375%,
01/15/2040 22,326
0.0
588,000  Bristol-Myers
Squibb Co., 1.125%,
11/13/2027 540,296
0.1
588,000  Bristol-Myers
Squibb Co., 2.350%,
11/13/2040 421,061
0.0
500,000  Bristol-Myers
Squibb Co., 3.250%,
08/01/2042 399,232
0.0
588,000  Bristol-Myers
Squibb Co., 3.900%,
02/20/2028 585,843
0.1
222,000  Bristol-Myers
Squibb Co., 4.250%,
10/26/2049 195,092
0.0
500,000  Bristol-Myers
Squibb Co., 4.625%,
05/15/2044 477,700
0.1
102,000  Bristol-Myers
Squibb Co., 5.650%,
02/22/2064 108,179
0.0
33,000  Brown University A,
2.924%,
09/01/2050 24,724
0.0
18,000  Brown-Forman Corp.,
4.000%,
04/15/2038 16,627
0.0
30,000  Brown-Forman Corp.,
4.500%,
07/15/2045 28,602
0.0
38,000  Brown-Forman Corp.,
4.750%,
04/15/2033 38,945
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
104,000  Bunge Ltd. Finance
Corp., 2.750%,
05/14/2031 $ 93,872
0.0
30,000  California Institute of
Technology, 3.650%,
09/01/2119 21,535
0.0
24,000  California Institute of
Technology, 4.321%,
08/01/2045 22,553
0.0
21,000  California Institute of
Technology, 4.700%,
11/01/2111 19,433
0.0
30,000  Campbell Soup Co.,
2.375%,
04/24/2030 27,110
0.0
30,000  Campbell Soup Co.,
3.125%,
04/24/2050 21,152
0.0
59,000  Campbell Soup Co.,
4.150%,
03/15/2028 59,056
0.0
41,000  Campbell Soup Co.,
4.800%,
03/15/2048 38,343
0.0
30,000  Campbell Soup Co.,
5.200%,
03/19/2027 30,792
0.0
36,000  Campbell Soup Co.,
5.200%,
03/21/2029 37,300
0.0
24,000  Campbell Soup Co.,
5.300%,
03/20/2026 24,351
0.0
59,000  Campbell Soup Co.,
5.400%,
03/21/2034 61,893
0.0
156,000  Cardinal Health, Inc.,
4.900%,
09/15/2045 146,222
0.0
20,000  Case Western Reserve
University 22-C,
5.405%,
06/01/2122 20,729
0.0
163,000  Cencora, Inc., 2.800%,
05/15/2030 149,850
0.0
64,000  Cencora, Inc., 4.250%,
03/01/2045 56,706
0.0
136,000  Centene Corp., 2.450%,
07/15/2028 125,362
0.0
130,000  Centene Corp., 2.500%,
03/01/2031 111,849
0.0
77,000  Centene Corp., 2.625%,
08/01/2031 66,087
0.0
130,000  Centene Corp., 3.000%,
10/15/2030 116,474
0.0
118,000  Centene Corp., 3.375%,
02/15/2030 108,828
0.0
142,000  Centene Corp., 4.250%,
12/15/2027 139,578
0.0
207,000  Centene Corp., 4.625%,
12/15/2029 202,708
0.0
20,000  Children's Hospital
Corp. 2017, 4.115%,
01/01/2047 17,965
0.0
17,000  Children's Hospital
Corp. 2020, 2.585%,
02/01/2050 11,471
0.0
152,000  Church & Dwight
Co., Inc., 5.600%,
11/15/2032 163,690
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
500,000  Cigna Group, 2.375%,
03/15/2031 $ 441,060
0.1
500,000  Cigna Group, 3.400%,
03/01/2027 490,974
0.1
130,000  Cigna Group, 4.800%,
08/15/2038 126,723
0.0
99,000  Cigna Group, 4.800%,
07/15/2046 92,758
0.0
500,000  Cigna Group, 4.900%,
12/15/2048 471,211
0.1
58,000  Cintas Corp. No 2,
3.700%,
04/01/2027 57,618
0.0
47,000  Cintas Corp. No 2,
4.000%,
05/01/2032 46,109
0.0
20,000  City of Hope 2013,
5.623%,
11/15/2043 20,503
0.0
17,000  City of Hope 2018,
4.378%,
08/15/2048 14,655
0.0
23,000  Cleveland Clinic
Foundation, 4.858%,
01/01/2114 21,678
0.0
143,000  Clorox Co., 1.800%,
05/15/2030 125,301
0.0
500,000  Coca-Cola Co., 1.500%,
03/05/2028 462,982
0.1
191,000  Coca-Cola Co., 1.650%,
06/01/2030 168,379
0.0
260,000  Coca-Cola Co., 2.500%,
03/15/2051 170,491
0.0
184,000  Coca-Cola Co., 2.750%,
06/01/2060 121,110
0.0
168,000  Coca-Cola Co., 2.900%,
05/25/2027 164,196
0.0
231,000  Coca-Cola Co., 3.000%,
03/05/2051 169,696
0.0
20,000  Coca-Cola
Consolidated, Inc.,
3.800%,
11/25/2025 19,864
0.0
41,000  Coca-Cola
Consolidated, Inc.,
5.250%,
06/01/2029 42,649
0.0
29,000  Coca-Cola
Consolidated, Inc.,
5.450%,
06/01/2034 30,577
0.0
150,000  Coca-Cola Femsa
SAB de CV, 1.850%,
09/01/2032 123,450
0.0
125,000  Colgate-Palmolive
Co., MTN, 4.000%,
08/15/2045 113,655
0.0
27,000  CommonSpirit Health,
1.547%,
10/01/2025 26,054
0.0
33,000  CommonSpirit Health,
2.782%,
10/01/2030 30,058
0.0
54,000  CommonSpirit Health,
3.347%,
10/01/2029 51,470
0.0
41,000  CommonSpirit Health,
3.817%,
10/01/2049 33,290
0.0
39,000  CommonSpirit Health,
3.910%,
10/01/2050 31,408
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
55,000  CommonSpirit Health,
4.187%,
10/01/2049 $ 46,885
0.0
44,000  CommonSpirit Health,
4.350%,
11/01/2042 39,374
0.0
46,000  CommonSpirit Health,
5.205%,
12/01/2031 47,425
0.0
43,000  CommonSpirit Health,
5.318%,
12/01/2034 44,453
0.0
29,000  CommonSpirit Health,
5.548%,
12/01/2054 30,071
0.0
30,000  CommonSpirit Health,
6.073%,
11/01/2027 31,526
0.0
18,000  CommonSpirit Health,
6.461%,
11/01/2052 20,940
0.0
59,000  Conagra Brands, Inc.,
1.375%,
11/01/2027 54,023
0.0
59,000  Conagra Brands, Inc.,
4.600%,
11/01/2025 59,018
0.0
77,000  Conagra Brands, Inc.,
4.850%,
11/01/2028 78,236
0.0
30,000  Conagra Brands, Inc.,
5.300%,
10/01/2026 30,585
0.0
59,000  Conagra Brands, Inc.,
5.300%,
11/01/2038 59,263
0.0
59,000  Conagra Brands, Inc.,
5.400%,
11/01/2048 58,433
0.0
23,000  Conagra Brands, Inc.,
7.000%,
10/01/2028 25,174
0.0
18,000  Conagra Brands, Inc.,
8.250%,
09/15/2030 21,527
0.0
591,000  Constellation Brands,
Inc., 2.250%,
08/01/2031 511,122
0.1
29,000  Cottage Health
Obligated Group 2020,
3.304%,
11/01/2049 22,204
0.0
881,000  CVS Health Corp.,
2.700%,
08/21/2040 625,972
0.1
678,000  CVS Health Corp.,
3.625%,
04/01/2027 668,724
0.1
167,000  CVS Health Corp.,
3.875%,
07/20/2025 165,836
0.0
296,000  CVS Health Corp.,
4.300%,
03/25/2028 295,260
0.0
296,000  CVS Health Corp.,
4.780%,
03/25/2038 279,415
0.0
412,000  CVS Health Corp.,
5.050%,
03/25/2048 376,317
0.0
524,000  CVS Health Corp.,
5.125%,
07/20/2045 488,510
0.1
44,000  CVS Health Corp.,
5.300%,
12/05/2043 42,428
0.0
277,000  Danaher Corp., 2.800%,
12/10/2051 190,055
0.0
399,000
(1)
Diageo Capital PLC,
2.125%,
04/29/2032 341,929
0.0
231,000  Diageo Capital PLC,
3.875%,
05/18/2028 229,870
0.0
18,000  Dignity Health, 4.500%,
11/01/2042 16,546
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
18,000
(1)
Dignity Health, 5.267%,
11/01/2064 $ 17,810
0.0
23,000  Duke University 2020,
2.682%,
10/01/2044 17,590
0.0
18,000  Duke University 2020,
2.757%,
10/01/2050 12,788
0.0
35,000  Duke University 2020,
2.832%,
10/01/2055 24,538
0.0
35,000  Duke University Health
System, Inc. 2017,
3.920%,
06/01/2047 30,090
0.0
441,000  Elevance Health, Inc.,
1.500%,
03/15/2026 424,415
0.0
441,000  Elevance Health, Inc.,
2.550%,
03/15/2031 394,878
0.0
59,000  Elevance Health, Inc.,
3.125%,
05/15/2050 41,878
0.0
65,000  Elevance Health, Inc.,
3.600%,
03/15/2051 50,164
0.0
588,000  Elevance Health, Inc.,
3.650%,
12/01/2027 579,852
0.1
441,000  Elevance Health, Inc.,
4.101%,
03/01/2028 439,402
0.1
135,000  Elevance Health, Inc.,
4.550%,
05/15/2052 120,572
0.0
250,000  Elevance Health, Inc.,
4.650%,
08/15/2044 234,045
0.0
78,000  Eli Lilly & Co., 2.250%,
05/15/2050 49,171
0.0
55,000  Eli Lilly & Co., 2.500%,
09/15/2060 33,520
0.0
35,000  Eli Lilly & Co., 2.750%,
06/01/2025 34,631
0.0
25,000  Eli Lilly & Co., 3.100%,
05/15/2027 24,572
0.0
60,000  Eli Lilly & Co., 3.375%,
03/15/2029 58,680
0.0
25,000  Eli Lilly & Co., 3.700%,
03/01/2045 21,466
0.0
20,000  Eli Lilly & Co., 3.950%,
05/15/2047 17,710
0.0
60,000  Eli Lilly & Co., 3.950%,
03/15/2049 52,265
0.0
35,000  Eli Lilly & Co., 4.150%,
03/15/2059 30,749
0.0
59,000  Eli Lilly & Co., 4.500%,
02/09/2029 60,448
0.0
65,000  Eli Lilly & Co., 4.700%,
02/27/2033 66,892
0.0
89,000  Eli Lilly & Co., 4.700%,
02/09/2034 91,018
0.0
80,000  Eli Lilly & Co., 4.875%,
02/27/2053 80,151
0.0
65,000  Eli Lilly & Co., 4.950%,
02/27/2063 65,081
0.0
45,000  Eli Lilly & Co., 5.000%,
02/27/2026 45,010
0.0
89,000  Eli Lilly & Co., 5.000%,
02/09/2054 90,553
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
71,000  Eli Lilly & Co., 5.100%,
02/09/2064 $ 72,595
0.0
25,000  Eli Lilly & Co., 5.500%,
03/15/2027 26,042
0.0
30,000  Eli Lilly & Co., 5.550%,
03/15/2037 33,181
0.0
23,000  Emory University 2020,
2.143%,
09/01/2030 20,738
0.0
23,000  Emory University 2020,
2.969%,
09/01/2050 16,826
0.0
59,000  Equifax, Inc., 2.350%,
09/15/2031 51,230
0.0
24,000  Equifax, Inc., 2.600%,
12/15/2025 23,468
0.0
36,000  Equifax, Inc., 3.100%,
05/15/2030 33,718
0.0
44,000  Equifax, Inc., 5.100%,
12/15/2027 44,990
0.0
41,000  Equifax, Inc., 5.100%,
06/01/2028 42,009
0.0
322,000  Estee Lauder Cos., Inc.,
1.950%,
03/15/2031 279,639
0.0
143,000  Estee Lauder Cos., Inc.,
3.700%,
08/15/2042 120,539
0.0
40,000  Flowers Foods, Inc.,
2.400%,
03/15/2031 35,038
0.0
15,000  Ford Foundation 2020,
2.415%,
06/01/2050 9,922
0.0
40,000  Ford Foundation 2020,
2.815%,
06/01/2070 25,524
0.0
307,000  GE HealthCare
Technologies, Inc.,
5.857%,
03/15/2030 328,740
0.0
126,000  GE HealthCare
Technologies, Inc.,
5.905%,
11/22/2032 136,542
0.0
259,000  General Mills, Inc.,
3.000%,
02/01/2051 180,307
0.0
21,000  George Washington
University, 4.868%,
09/15/2045 20,976
0.0
18,000  George Washington
University 2014,
4.300%,
09/15/2044 16,584
0.0
47,000  George Washington
University 2018,
4.126%,
09/15/2048 42,214
0.0
18,000
(1)
Georgetown University,
5.115%,
04/01/2053 18,799
0.0
19,000  Georgetown University
20A, 2.943%,
04/01/2050 13,594
0.0
18,000  Georgetown University
A, 5.215%,
10/01/2118 17,797
0.0
20,000  Georgetown University
B, 4.315%,
04/01/2049 18,410
0.0
163,000  Gilead Sciences, Inc.,
3.650%,
03/01/2026 161,741
0.0
104,000  Gilead Sciences, Inc.,
4.150%,
03/01/2047 91,185
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
200,000  Gilead Sciences, Inc.,
4.500%,
02/01/2045 $ 185,318
0.0
224,000  Gilead Sciences, Inc.,
4.750%,
03/01/2046 214,512
0.0
350,000  Gilead Sciences, Inc.,
4.800%,
04/01/2044 338,309
0.0
294,000  GlaxoSmithKline
Capital, Inc., 6.375%,
05/15/2038 342,122
0.0
65,000  Global Payments, Inc.,
1.200%,
03/01/2026 62,144
0.0
44,000  Global Payments, Inc.,
2.150%,
01/15/2027 41,949
0.0
59,000  Global Payments, Inc.,
2.900%,
05/15/2030 53,758
0.0
44,000  Global Payments, Inc.,
2.900%,
11/15/2031 38,753
0.0
74,000  Global Payments, Inc.,
3.200%,
08/15/2029 69,352
0.0
44,000  Global Payments, Inc.,
4.150%,
08/15/2049 35,503
0.0
44,000  Global Payments, Inc.,
4.800%,
04/01/2026 44,107
0.0
30,000  Global Payments, Inc.,
4.950%,
08/15/2027 30,505
0.0
30,000  Global Payments, Inc.,
5.300%,
08/15/2029 30,859
0.0
44,000  Global Payments, Inc.,
5.400%,
08/15/2032 45,192
0.0
44,000  Global Payments, Inc.,
5.950%,
08/15/2052 45,469
0.0
23,000  GXO Logistics, Inc.,
1.650%,
07/15/2026 21,878
0.0
23,000  GXO Logistics, Inc.,
2.650%,
07/15/2031 19,632
0.0
35,000  GXO Logistics, Inc.,
6.250%,
05/06/2029 36,852
0.0
29,000  GXO Logistics, Inc.,
6.500%,
05/06/2034 30,866
0.0
18,000  Hackensack Meridian
Health, Inc., 4.211%,
07/01/2048 16,189
0.0
18,000  Hackensack Meridian
Health, Inc., 4.500%,
07/01/2057 16,642
0.0
30,000  Hackensack Meridian
Health, Inc. 2020,
2.675%,
09/01/2041 22,344
0.0
30,000  Hackensack Meridian
Health, Inc. 2020,
2.875%,
09/01/2050 21,013
0.0
326,000  Haleon US Capital LLC,
3.625%,
03/24/2032 306,744
0.0
55,000  HCA, Inc., 2.375%,
07/15/2031 47,580
0.0
65,000  HCA, Inc., 3.125%,
03/15/2027 63,186
0.0
30,000  HCA, Inc., 3.375%,
03/15/2029 28,655
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
170,000  HCA, Inc., 3.500%,
09/01/2030 $ 160,253
0.0
95,000  HCA, Inc., 3.500%,
07/15/2051 68,505
0.0
125,000  HCA, Inc., 3.625%,
03/15/2032 115,626
0.0
125,000  HCA, Inc., 4.125%,
06/15/2029 123,078
0.0
30,000  HCA, Inc., 4.375%,
03/15/2042 26,313
0.0
75,000  HCA, Inc., 4.500%,
02/15/2027 75,108
0.0
125,000  HCA, Inc., 4.625%,
03/15/2052 108,587
0.0
65,000  HCA, Inc., 5.125%,
06/15/2039 64,152
0.0
65,000  HCA, Inc., 5.200%,
06/01/2028 66,723
0.0
95,000  HCA, Inc., 5.250%,
06/15/2026 95,735
0.0
125,000  HCA, Inc., 5.250%,
06/15/2049 118,768
0.0
65,000  HCA, Inc., 5.375%,
09/01/2026 65,730
0.0
80,000  HCA, Inc., 5.500%,
06/01/2033 83,102
0.0
95,000  HCA, Inc., 5.500%,
06/15/2047 94,481
0.0
95,000  HCA, Inc., 5.625%,
09/01/2028 98,656
0.0
89,000  HCA, Inc., 5.875%,
02/15/2026 89,955
0.0
65,000  HCA, Inc., 5.875%,
02/01/2029 68,139
0.0
65,000  HCA, Inc., 5.900%,
06/01/2053 67,853
0.0
138,000  HCA, Inc., 6.100%,
04/01/2064 145,482
0.0
441,000  Hershey Co., 2.300%,
08/15/2026 428,099
0.0
31,000
(1)
Hoag Memorial Hospital
Presbyterian, 3.803%,
07/15/2052 25,591
0.0
186,000  Hormel Foods Corp.,
1.800%,
06/11/2030 163,787
0.0
447,000  Humana, Inc., 4.950%,
10/01/2044 415,249
0.0
23,000  Indiana University
Health, Inc. Obligated
Group, 3.970%,
11/01/2048 19,909
0.0
17,000  Indiana University
Health, Inc. Obligated
Group 2021, 2.852%,
11/01/2051 11,980
0.0
35,000  Ingredion, Inc., 2.900%,
06/01/2030 32,553
0.0
29,000  Ingredion, Inc., 3.200%,
10/01/2026 28,430
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
23,000  Ingredion, Inc., 3.900%,
06/01/2050 $ 18,329
0.0
110,000  IQVIA, Inc., 6.250%,
02/01/2029 117,008
0.0
59,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
2.500%,
01/15/2027 56,498
0.0
35,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
3.000%,
02/02/2029 32,595
0.0
58,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
3.000%,
05/15/2032 50,339
0.0
55,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
3.625%,
01/15/2032 50,318
0.0
29,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
3.750%,
12/01/2031 26,690
0.0
53,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
4.375%,
02/02/2052 42,128
0.0
52,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
5.125%,
02/01/2028 52,747
0.0
74,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
5.500%,
01/15/2030 75,002
0.0
88,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
5.750%,
04/01/2033 91,230
0.0
92,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
6.500%,
12/01/2052 98,203
0.0
89,000
(4)
JBS USA LUX SA /
JBS USA Food Co. /
JBS Luxembourg Sarl,
6.750%,
03/15/2034 98,658
0.0
53,000
(4)
JBS USA LUX SA /
JBS USA Food Co. /
JBS Luxembourg Sarl,
7.250%,
11/15/2053 61,863
0.0
235,000  JM Smucker Co.,
6.500%,
11/15/2053 272,265
0.0
40,000  Johns Hopkins Health
System Corp., 3.837%,
05/15/2046 34,320
0.0
21,000  Johns Hopkins
University 2013,
4.083%,
07/01/2053 19,050
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
22,000  Johns Hopkins
University A, 2.813%,
01/01/2060 $ 14,667
0.0
17,000  Johns Hopkins
University A, 4.705%,
07/01/2032 17,459
0.0
102,000  Johnson & Johnson,
1.300%,
09/01/2030 88,699
0.0
73,000  Johnson & Johnson,
2.450%,
09/01/2060 45,809
0.0
522,000  Johnson & Johnson,
2.900%,
01/15/2028 509,934
0.1
502,000  Johnson & Johnson,
3.625%,
03/03/2037 466,361
0.1
116,000  Johnson & Johnson,
3.700%,
03/01/2046 101,290
0.0
377,000  Johnson & Johnson,
3.750%,
03/03/2047 327,901
0.0
34,000  Kaiser Foundation
Hospitals, 3.150%,
05/01/2027 33,335
0.0
89,000  Kaiser Foundation
Hospitals, 4.150%,
05/01/2047 80,047
0.0
36,000  Kaiser Foundation
Hospitals, 4.875%,
04/01/2042 36,003
0.0
59,000  Kaiser Foundation
Hospitals 2019,
3.266%,
11/01/2049 44,956
0.0
74,000  Kaiser Foundation
Hospitals 2021,
2.810%,
06/01/2041 57,097
0.0
83,000  Kaiser Foundation
Hospitals 2021,
3.002%,
06/01/2051 59,565
0.0
263,000  Kellogg Co., 2.100%,
06/01/2030 235,951
0.0
12,000  Kellogg Co., 3.250%,
04/01/2026 11,813
0.0
256,000  Kenvue, Inc., 5.050%,
03/22/2053 263,278
0.0
400,000  Keurig Dr Pepper, Inc.,
3.350%,
03/15/2051 297,873
0.0
33,000  Keurig Dr Pepper, Inc.,
4.500%,
11/15/2045 30,155
0.0
30,000
(1)
Keurig Dr Pepper,
Inc. 31*, 2.250%,
03/15/2031 26,398
0.0
250,000  Kimberly-Clark Corp.,
6.625%,
08/01/2037 300,101
0.0
28,000  Koninklijke Ahold
Delhaize NV, 5.700%,
10/01/2040 29,280
0.0
29,000  Koninklijke Philips NV,
5.000%,
03/15/2042 28,297
0.0
42,000  Koninklijke Philips NV,
6.875%,
03/11/2038 48,571
0.0
718,000  Kraft Heinz Foods Co.,
4.375%,
06/01/2046 635,926
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
72,000  Kroger Co., 2.650%,
10/15/2026 $ 69,900
0.0
250,000  Kroger Co., 4.450%,
02/01/2047 219,929
0.0
168,000  Kroger Co., 7.500%,
04/01/2031 195,261
0.0
99,000  Laboratory Corp. of
America Holdings,
4.700%,
02/01/2045 91,042
0.0
18,000
(1)
Leland Stanford Junior
University, 1.289%,
06/01/2027 16,822
0.0
27,000  Leland Stanford Junior
University, 2.413%,
06/01/2050 17,945
0.0
44,000  Leland Stanford Junior
University, 3.647%,
05/01/2048 37,514
0.0
18,000  Mass General Brigham,
Inc. 2015, 4.117%,
07/01/2055 15,750
0.0
18,000  Mass General Brigham,
Inc. 2017, 3.765%,
07/01/2048 15,152
0.0
22,000  Mass General Brigham,
Inc. 2020, 3.192%,
07/01/2049 16,620
0.0
38,000  Mass General Brigham,
Inc. 2020, 3.342%,
07/01/2060 27,583
0.0
30,000  Massachusetts Institute
of Technology, 3.067%,
04/01/2052 22,635
0.0
30,000  Massachusetts Institute
of Technology, 3.885%,
07/01/2116 23,703
0.0
22,000  Massachusetts Institute
of Technology, 3.959%,
07/01/2038 21,314
0.0
33,000  Massachusetts Institute
of Technology, 4.678%,
07/01/2114 31,514
0.0
44,000  Massachusetts Institute
of Technology, 5.600%,
07/01/2111 49,702
0.0
31,000  Massachusetts Institute
of Technology F,
2.989%,
07/01/2050 23,375
0.0
21,000  Massachusetts Institute
of Technology G,
2.294%,
07/01/2051 13,457
0.0
18,000  Mayo Clinic, 3.774%,
11/15/2043 15,493
0.0
18,000  Mayo Clinic 2013,
4.000%,
11/15/2047 15,928
0.0
21,000  Mayo Clinic 2016,
4.128%,
11/15/2052 18,846
0.0
30,000  Mayo Clinic 2021,
3.196%,
11/15/2061 21,625
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
30,000  McCormick & Co., Inc.,
0.900%,
02/15/2026 $ 28,666
0.0
30,000  McCormick & Co., Inc.,
1.850%,
02/15/2031 25,655
0.0
30,000  McCormick & Co., Inc.,
2.500%,
04/15/2030 27,278
0.0
44,000  McCormick & Co., Inc.,
3.400%,
08/15/2027 43,115
0.0
18,000  McCormick & Co., Inc.,
4.200%,
08/15/2047 16,192
0.0
30,000  McCormick & Co., Inc.,
4.950%,
04/15/2033 30,787
0.0
588,000  McKesson Corp.,
0.900%,
12/03/2025 565,565
0.1
53,000  Mead Johnson
Nutrition Co., 4.600%,
06/01/2044 48,949
0.0
59,000  Medtronic Global
Holdings SCA, 4.250%,
03/30/2028 59,510
0.0
59,000  Medtronic Global
Holdings SCA, 4.500%,
03/30/2033 59,349
0.0
18,000  Medtronic, Inc., 4.000%,
04/01/2043 16,227
0.0
114,000  Medtronic, Inc., 4.375%,
03/15/2035 113,398
0.0
107,000  Medtronic, Inc., 4.625%,
03/15/2045 102,825
0.0
24,000  Memorial Sloan-
Kettering Cancer
Center, 4.125%,
07/01/2052 21,308
0.0
24,000  Memorial Sloan-
Kettering Cancer
Center, 5.000%,
07/01/2042 24,537
0.0
33,000  Memorial Sloan-
Kettering Cancer
Center 2015, 4.200%,
07/01/2055 29,566
0.0
27,000  Memorial Sloan-
Kettering Cancer
Center 2020, 2.955%,
01/01/2050 19,603
0.0
159,000  Merck & Co., Inc.,
1.450%,
06/24/2030 137,926
0.0
500,000  Merck & Co., Inc.,
1.700%,
06/10/2027 473,868
0.1
500,000  Merck & Co., Inc.,
2.750%,
12/10/2051 338,440
0.0
250,000  Merck & Co., Inc.,
3.700%,
02/10/2045 211,083
0.0
363,000  Merck & Co., Inc.,
4.150%,
05/18/2043 331,711
0.0
31,000  Methodist Hospital 20A,
2.705%,
12/01/2050 21,111
0.0
195,000  Molson Coors
Beverage Co., 5.000%,
05/01/2042 191,039
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
460,000  Mondelez International,
Inc., 2.750%,
04/13/2030 $ 426,888
0.0
17,000  Montefiore Obligated
Group, 4.287%,
09/01/2050 12,836
0.0
28,000  Montefiore Obligated
Group 18-C, 5.246%,
11/01/2048 25,147
0.0
36,000
(1)
Moody's Corp., 2.000%,
08/19/2031 31,064
0.0
36,000  Moody's Corp., 2.750%,
08/19/2041 26,781
0.0
30,000  Moody's Corp., 3.100%,
11/29/2061 19,907
0.0
30,000  Moody's Corp., 3.250%,
01/15/2028 29,337
0.0
18,000  Moody's Corp., 3.250%,
05/20/2050 13,148
0.0
30,000  Moody's Corp., 3.750%,
02/25/2052 24,143
0.0
24,000  Moody's Corp., 4.250%,
02/01/2029 24,137
0.0
30,000  Moody's Corp., 4.250%,
08/08/2032 29,601
0.0
24,000  Moody's Corp., 4.875%,
12/17/2048 22,991
0.0
36,000  Moody's Corp., 5.250%,
07/15/2044 36,637
0.0
18,000  Mount Sinai Hospital
2017, 3.981%,
07/01/2048 13,365
0.0
29,000  Mount Sinai Hospital
2019, 3.737%,
07/01/2049 19,937
0.0
23,000
(1)
Mount Sinai Hospital
2020, 3.391%,
07/01/2050 14,362
0.0
44,000  Mylan, Inc., 4.550%,
04/15/2028 43,927
0.0
44,000  Mylan, Inc., 5.200%,
04/15/2048 38,100
0.0
30,000  Mylan, Inc., 5.400%,
11/29/2043 27,760
0.0
18,000  New York and
Presbyterian Hospital,
2.256%,
08/01/2040 12,919
0.0
18,000
(1)
New York and
Presbyterian Hospital,
2.606%,
08/01/2060 11,113
0.0
44,000  New York and
Presbyterian Hospital,
4.024%,
08/01/2045 39,339
0.0
21,000  New York and
Presbyterian Hospital,
4.063%,
08/01/2056 18,184
0.0
30,000  New York and
Presbyterian Hospital
2019, 3.954%,
08/01/2119 23,631
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
26,000  Northwell Healthcare,
Inc., 3.809%,
11/01/2049 $ 20,743
0.0
30,000  Northwell Healthcare,
Inc., 3.979%,
11/01/2046 24,999
0.0
50,000  Northwell Healthcare,
Inc., 4.260%,
11/01/2047 43,148
0.0
32,000  Northwestern University,
4.643%,
12/01/2044 31,874
0.0
18,000  Northwestern University
2017, 3.662%,
12/01/2057 14,823
0.0
18,000  Northwestern University
2020, 2.640%,
12/01/2050 12,445
0.0
24,000  Novant Health, Inc.,
2.637%,
11/01/2036 19,415
0.0
41,000  Novant Health, Inc.,
3.168%,
11/01/2051 29,658
0.0
24,000  Novant Health, Inc.,
3.318%,
11/01/2061 16,935
0.0
264,000  Novartis Capital Corp.,
2.200%,
08/14/2030 239,683
0.0
219,000  Novartis Capital Corp.,
2.750%,
08/14/2050 154,412
0.0
175,000  Novartis Capital Corp.,
3.100%,
05/17/2027 172,087
0.0
32,000  NYU Langone
Hospitals, 4.368%,
07/01/2047 29,582
0.0
18,000  NYU Langone
Hospitals, 4.784%,
07/01/2044 17,703
0.0
21,000  NYU Langone Hospitals
13-A, 5.750%,
07/01/2043 23,117
0.0
33,000  NYU Langone Hospitals
2020, 3.380%,
07/01/2055 24,574
0.0
17,000  OhioHealth Corp.,
2.297%,
11/15/2031 14,729
0.0
17,000  OhioHealth Corp.,
2.834%,
11/15/2041 13,121
0.0
22,000  OhioHealth Corp. 2020,
3.042%,
11/15/2050 16,676
0.0
18,000  Orlando Health
Obligated Group,
3.327%,
10/01/2050 13,875
0.0
17,000  Orlando Health
Obligated Group,
4.089%,
10/01/2048 14,723
0.0
58,000  PayPal Holdings, Inc.,
2.300%,
06/01/2030 52,596
0.0
73,000  PayPal Holdings, Inc.,
2.650%,
10/01/2026 71,132
0.0
87,000  PayPal Holdings, Inc.,
2.850%,
10/01/2029 81,850
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
58,000  PayPal Holdings, Inc.,
3.250%,
06/01/2050 $ 43,131
0.0
29,000  PayPal Holdings, Inc.,
3.900%,
06/01/2027 29,012
0.0
58,000
(1)
PayPal Holdings, Inc.,
4.400%,
06/01/2032 58,182
0.0
58,000  PayPal Holdings, Inc.,
5.050%,
06/01/2052 57,902
0.0
49,000  PayPal Holdings, Inc.,
5.150%,
06/01/2034 51,135
0.0
29,000  PayPal Holdings, Inc.,
5.250%,
06/01/2062 29,325
0.0
23,000  PayPal Holdings, Inc.,
5.500%,
06/01/2054 24,231
0.0
21,000  PeaceHealth Obligated
Group 2018, 4.787%,
11/15/2048 19,593
0.0
20,000  PeaceHealth Obligated
Group 2020, 1.375%,
11/15/2025 19,260
0.0
23,000  PeaceHealth Obligated
Group 2020, 3.218%,
11/15/2050 16,279
0.0
27,000  Pepsico Singapore
Financing I Pte Ltd.,
4.550%,
02/16/2029 27,602
0.0
33,000  Pepsico Singapore
Financing I Pte Ltd.,
4.650%,
02/16/2027 33,543
0.0
27,000  Pepsico Singapore
Financing I Pte Ltd.,
4.700%,
02/16/2034 27,584
0.0
1,469,000  PepsiCo, Inc., 1.625%,
05/01/2030 1,293,702
0.1
59,000  PepsiCo, Inc., 2.750%,
10/21/2051 40,534
0.0
59,000  PepsiCo, Inc., 2.875%,
10/15/2049 42,213
0.0
10,000  PepsiCo, Inc., 3.375%,
07/29/2049 7,799
0.0
52,000  PepsiCo, Inc., 3.450%,
10/06/2046 42,023
0.0
53,000  PepsiCo, Inc., 3.625%,
03/19/2050 43,440
0.0
30,000  PepsiCo, Inc., 3.875%,
03/19/2060 25,198
0.0
32,000  PepsiCo, Inc., 4.000%,
05/02/2047 28,129
0.0
30,000  PepsiCo, Inc., 4.200%,
07/18/2052 27,032
0.0
588,000  Pfizer, Inc., 3.450%,
03/15/2029 576,328
0.1
588,000  Pfizer, Inc., 3.900%,
03/15/2039 536,847
0.1
500,000  Pfizer, Inc., 4.000%,
12/15/2036 476,660
0.1
588,000  Pfizer, Inc., 4.100%,
09/15/2038 552,546
0.1
271,000  Pfizer, Inc., 4.125%,
12/15/2046 240,396
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
524,000  Pfizer, Inc., 4.300%,
06/15/2043 $ 485,592
0.1
30,000  Philip Morris
International, Inc.,
3.125%,
03/02/2028 29,032
0.0
34,000  Philip Morris
International, Inc.,
3.875%,
08/21/2042 28,807
0.0
1,486,000  Philip Morris
International, Inc.,
5.375%,
02/15/2033 1,554,679
0.1
23,000  Piedmont Healthcare,
Inc., 2.864%,
01/01/2052 15,930
0.0
17,000  Piedmont Healthcare,
Inc. 2032, 2.044%,
01/01/2032 14,419
0.0
17,000  Piedmont Healthcare,
Inc. 2042, 2.719%,
01/01/2042 12,722
0.0
53,000  Pilgrim's Pride Corp.,
3.500%,
03/01/2032 47,102
0.0
59,000  Pilgrim's Pride Corp.,
4.250%,
04/15/2031 56,125
0.0
59,000  Pilgrim's Pride Corp.,
6.250%,
07/01/2033 62,670
0.0
30,000  Pilgrim's Pride Corp.,
6.875%,
05/15/2034 33,332
0.0
30,000  President and Fellows
of Harvard College,
2.517%,
10/15/2050 20,369
0.0
30,000  President and Fellows
of Harvard College,
3.150%,
07/15/2046 23,796
0.0
30,000  President and Fellows
of Harvard College,
3.300%,
07/15/2056 23,297
0.0
30,000  President and Fellows
of Harvard College,
3.745%,
11/15/2052 25,749
0.0
44,000  President and Fellows
of Harvard College,
4.609%,
02/15/2035 45,119
0.0
18,000  President and Fellows
of Harvard College,
4.875%,
10/15/2040 18,380
0.0
441,000  Procter & Gamble Co.,
1.000%,
04/23/2026 422,601
0.0
441,000  Procter & Gamble Co.,
1.950%,
04/23/2031 394,094
0.0
441,000  Procter & Gamble Co.,
2.800%,
03/25/2027 431,224
0.0
35,000  Procter & Gamble Co.,
3.600%,
03/25/2050 29,735
0.0
35,000  Providence St Joseph
Health Obligated Group,
5.403%,
10/01/2033 36,389
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
38,000  Providence St Joseph
Health Obligated
Group 19A, 2.532%,
10/01/2029 $ 34,897
0.0
46,000  Providence St Joseph
Health Obligated
Group 21A, 2.700%,
10/01/2051 29,253
0.0
21,000  Providence St Joseph
Health Obligated Group
A, 3.930%,
10/01/2048 17,221
0.0
18,000  Providence St Joseph
Health Obligated Group
H, 2.746%,
10/01/2026 17,432
0.0
24,000  Providence St Joseph
Health Obligated Group
I, 3.744%,
10/01/2047 19,485
0.0
29,000  Quanta Services, Inc.,
2.350%,
01/15/2032 24,909
0.0
58,000  Quanta Services, Inc.,
2.900%,
10/01/2030 53,425
0.0
29,000  Quanta Services, Inc.,
3.050%,
10/01/2041 22,090
0.0
209,000
(1)
Quest Diagnostics, Inc.,
2.800%,
06/30/2031 188,537
0.0
74,000  Regeneron
Pharmaceuticals, Inc.,
1.750%,
09/15/2030 63,961
0.0
44,000  Regeneron
Pharmaceuticals, Inc.,
2.800%,
09/15/2050 28,992
0.0
44,000  RELX Capital, Inc.,
3.000%,
05/22/2030 41,221
0.0
55,000  RELX Capital, Inc.,
4.000%,
03/18/2029 54,526
0.0
29,000  RELX Capital, Inc.,
4.750%,
05/20/2032 29,341
0.0
30,000  Revvity, Inc., 1.900%,
09/15/2028 27,364
0.0
30,000  Revvity, Inc., 2.250%,
09/15/2031 25,669
0.0
24,000  Revvity, Inc., 2.550%,
03/15/2031 21,023
0.0
50,000  Revvity, Inc., 3.300%,
09/15/2029 47,235
0.0
24,000  Revvity, Inc., 3.625%,
03/15/2051 17,989
0.0
500,000  Reynolds American,
Inc., 5.700%,
08/15/2035 521,206
0.1
734,000  Reynolds American,
Inc., 6.150%,
09/15/2043 763,583
0.1
41,000  Rockefeller Foundation
2020, 2.492%,
10/01/2050 27,509
0.0
603,000  Royalty Pharma PLC,
1.200%,
09/02/2025 584,231
0.1
55,000  Royalty Pharma PLC,
3.300%,
09/02/2040 42,612
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
41,000  Royalty Pharma PLC,
3.350%,
09/02/2051 $ 28,363
0.0
59,000  Royalty Pharma PLC,
3.550%,
09/02/2050 42,787
0.0
61,000  Royalty Pharma PLC,
5.900%,
09/02/2054 63,240
0.0
36,000  S&P Global, Inc.,
1.250%,
08/15/2030 30,734
0.0
41,000  S&P Global, Inc.,
2.300%,
08/15/2060 23,395
0.0
73,000  S&P Global, Inc.,
2.450%,
03/01/2027 70,426
0.0
30,000  S&P Global, Inc.,
2.500%,
12/01/2029 27,712
0.0
73,000  S&P Global, Inc.,
2.700%,
03/01/2029 68,915
0.0
88,000  S&P Global, Inc.,
2.900%,
03/01/2032 80,067
0.0
30,000  S&P Global, Inc.,
2.950%,
01/22/2027 29,318
0.0
36,000  S&P Global, Inc.,
3.250%,
12/01/2049 27,386
0.0
58,000  S&P Global, Inc.,
3.700%,
03/01/2052 47,383
0.0
30,000  S&P Global, Inc.,
3.900%,
03/01/2062 24,381
0.0
55,000  S&P Global, Inc.,
4.250%,
05/01/2029 55,328
0.0
41,000  S&P Global, Inc.,
4.750%,
08/01/2028 41,958
0.0
44,000  S&P Global, Inc.,
5.250%,
09/15/2033 46,677
0.0
59,000  Sanofi, 3.625%,
06/19/2028 58,526
0.0
8,000  Shire Acquisitions
Investments Ireland
DAC, 3.200%,
09/23/2026 7,878
0.0
58,000  Smith & Nephew PLC,
2.032%,
10/14/2030 50,439
0.0
20,000  Smith & Nephew PLC,
5.150%,
03/20/2027 20,369
0.0
38,000  Smith & Nephew PLC,
5.400%,
03/20/2034 39,534
0.0
89,000
(4)
Solventum Corp.,
5.400%,
03/01/2029 91,590
0.0
59,000
(4)
Solventum Corp.,
5.450%,
02/25/2027 60,226
0.0
59,000
(4)
Solventum Corp.,
5.450%,
03/13/2031 60,846
0.0
98,000
(4)
Solventum Corp.,
5.600%,
03/23/2034 101,525
0.0
74,000
(1)(4)
Solventum Corp.,
5.900%,
04/30/2054 76,710
0.0
30,000
(4)
Solventum Corp.,
6.000%,
05/15/2064 31,003
0.0
21,000  Stanford Health Care,
3.027%,
08/15/2051 15,237
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
29,000  Stanford Health
Care 2018, 3.795%,
11/15/2048 $ 24,465
0.0
17,000  Stanford Health
Care 2020, 3.310%,
08/15/2030 16,316
0.0
38,000  Stryker Corp., 2.900%,
06/15/2050 26,800
0.0
500,000  Stryker Corp., 3.500%,
03/15/2026 494,961
0.1
24,000  Stryker Corp., 4.100%,
04/01/2043 21,285
0.0
13,000  Stryker Corp., 4.375%,
05/15/2044 11,821
0.0
59,000  Stryker Corp., 4.625%,
03/15/2046 55,786
0.0
22,000  Sutter Health, 5.164%,
08/15/2033 22,793
0.0
22,000  Sutter Health, 5.547%,
08/15/2053 23,969
0.0
20,000  Sutter Health 2018,
3.695%,
08/15/2028 19,562
0.0
20,000  Sutter Health 2018,
4.091%,
08/15/2048 17,445
0.0
18,000  Sutter Health 20A,
1.321%,
08/15/2025 17,462
0.0
41,000  Sutter Health 20A,
2.294%,
08/15/2030 36,737
0.0
24,000  Sutter Health 20A,
3.161%,
08/15/2040 19,370
0.0
35,000  Sutter Health 20A,
3.361%,
08/15/2050 26,726
0.0
302,000  Sysco Corp., 6.600%,
04/01/2050 354,250
0.0
17,000  Texas Health
Resources, 2.328%,
11/15/2050 10,652
0.0
17,000  Texas Health
Resources, 4.330%,
11/15/2055 15,311
0.0
41,000  Thermo Fisher
Scientific, Inc., 1.750%,
10/15/2028 37,644
0.0
71,000  Thermo Fisher
Scientific, Inc., 2.000%,
10/15/2031 61,581
0.0
53,000  Thermo Fisher
Scientific, Inc., 2.600%,
10/01/2029 49,517
0.0
71,000  Thermo Fisher
Scientific, Inc., 2.800%,
10/15/2041 54,233
0.0
44,000  Thermo Fisher
Scientific, Inc., 4.100%,
08/15/2047 39,193
0.0
36,000  Thermo Fisher
Scientific, Inc., 4.800%,
11/21/2027 36,963
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
36,000  Thermo Fisher
Scientific, Inc., 4.950%,
11/21/2032 $ 37,508
0.0
36,000  Thermo Fisher
Scientific, Inc., 4.953%,
08/10/2026 36,625
0.0
44,000  Thermo Fisher
Scientific, Inc., 4.977%,
08/10/2030 45,877
0.0
59,000  Thermo Fisher
Scientific, Inc., 5.000%,
12/05/2026 60,268
0.0
59,000  Thermo Fisher
Scientific, Inc., 5.000%,
01/31/2029 61,200
0.0
59,000  Thermo Fisher
Scientific, Inc., 5.086%,
08/10/2033 61,742
0.0
30,000
(1)
Thermo Fisher
Scientific, Inc., 5.200%,
01/31/2034 31,686
0.0
24,000  Thermo Fisher
Scientific, Inc., 5.300%,
02/01/2044 24,880
0.0
36,000
(1)
Thermo Fisher
Scientific, Inc., 5.404%,
08/10/2043 38,332
0.0
31,000  Thomas Jefferson
University, 3.847%,
11/01/2057 23,927
0.0
18,000  Trustees of Princeton
University, 4.201%,
03/01/2052 16,630
0.0
30,000  Trustees of Princeton
University, 5.700%,
03/01/2039 34,184
0.0
30,000  Trustees of Princeton
University 2020,
2.516%,
07/01/2050 20,999
0.0
17,000  Trustees of the
University of
Pennsylvania, 3.610%,
02/15/2119 12,300
0.0
17,000  Trustees of the
University of
Pennsylvania, 4.674%,
09/01/2112 16,045
0.0
17,000  Trustees of the
University of
Pennsylvania 2020,
2.396%,
10/01/2050 10,946
0.0
441,000  Tyson Foods, Inc.,
3.550%,
06/02/2027 432,585
0.1
44,000  Tyson Foods, Inc.,
4.550%,
06/02/2047 38,438
0.0
30,000  Tyson Foods, Inc.,
4.875%,
08/15/2034 29,905
0.0
78,000  Tyson Foods, Inc.,
5.100%,
09/28/2048 73,898
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
30,000  Tyson Foods, Inc.,
5.150%,
08/15/2044 $ 28,783
0.0
588,000  Unilever Capital Corp.,
3.500%,
03/22/2028 579,120
0.1
75,000  Unilever Capital Corp.,
5.900%,
11/15/2032 83,395
0.0
588,000  UnitedHealth Group,
Inc., 2.000%,
05/15/2030 524,421
0.1
87,000  UnitedHealth Group,
Inc., 2.300%,
05/15/2031 77,167
0.0
588,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 450,432
0.1
500,000  UnitedHealth Group,
Inc., 2.900%,
05/15/2050 350,515
0.0
285,000  UnitedHealth Group,
Inc., 2.950%,
10/15/2027 277,481
0.0
87,000  UnitedHealth Group,
Inc., 3.050%,
05/15/2041 68,722
0.0
59,000  UnitedHealth Group,
Inc., 3.100%,
03/15/2026 58,281
0.0
500,000  UnitedHealth Group,
Inc., 3.125%,
05/15/2060 341,569
0.0
73,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 62,960
0.0
588,000  UnitedHealth Group,
Inc., 3.850%,
06/15/2028 585,885
0.1
73,000  UnitedHealth Group,
Inc., 4.250%,
01/15/2029 73,648
0.0
588,000  UnitedHealth Group,
Inc., 4.250%,
04/15/2047 520,776
0.1
250,000  UnitedHealth Group,
Inc., 4.625%,
07/15/2035 252,833
0.0
250,000  UnitedHealth Group,
Inc., 4.750%,
07/15/2045 242,540
0.0
116,000  UnitedHealth Group,
Inc., 5.350%,
02/15/2033 123,262
0.0
108,000  UnitedHealth Group,
Inc., 5.750%,
07/15/2064 116,682
0.0
116,000  UnitedHealth Group,
Inc., 5.875%,
02/15/2053 128,538
0.0
41,000  Universal Health
Services, Inc., 1.650%,
09/01/2026 38,858
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
46,000  Universal Health
Services, Inc., 2.650%,
10/15/2030 $ 41,049
0.0
29,000  Universal Health
Services, Inc., 2.650%,
01/15/2032 24,970
0.0
24,000  University of Chicago,
4.003%,
10/01/2053 21,217
0.0
20,000  University of Chicago
20B, 2.761%,
04/01/2045 15,996
0.0
18,000  University of Chicago
C, 2.547%,
04/01/2050 12,855
0.0
29,000  University of Miami
2022, 4.063%,
04/01/2052 25,038
0.0
23,000  University of Notre
Dame du Lac 2015,
3.438%,
02/15/2045 19,516
0.0
23,000  University of Notre
Dame du Lac 2017,
3.394%,
02/15/2048 18,844
0.0
18,000  University of Southern
California, 2.805%,
10/01/2050 12,794
0.0
43,000  University of Southern
California, 3.028%,
10/01/2039 36,686
0.0
30,000  University of Southern
California, 4.976%,
10/01/2053 31,041
0.0
18,000  University of Southern
California, 5.250%,
10/01/2111 18,941
0.0
24,000  University of Southern
California 2017,
3.841%,
10/01/2047 20,923
0.0
24,000  University of Southern
California 21A, 2.945%,
10/01/2051 17,463
0.0
19,000  University of Southern
California A, 3.226%,
10/01/2120 12,565
0.0
64,000  UPMC, 5.035%,
05/15/2033 65,374
0.0
81,000  Utah Acquisition
Sub, Inc., 3.950%,
06/15/2026 80,235
0.0
59,000  Utah Acquisition
Sub, Inc., 5.250%,
06/15/2046 51,823
0.0
29,000  Verisk Analytics, Inc.,
3.625%,
05/15/2050 22,151
0.0
35,000  Verisk Analytics, Inc.,
4.125%,
03/15/2029 34,825
0.0
35,000  Verisk Analytics, Inc.,
5.250%,
06/05/2034 36,169
0.0
20,000  Verisk Analytics, Inc.,
5.500%,
06/15/2045 20,315
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
29,000  Verisk Analytics, Inc.,
5.750%,
04/01/2033 $ 31,234
0.0
44,000  Viatris, Inc., 2.300%,
06/22/2027 41,471
0.0
86,000  Viatris, Inc., 2.700%,
06/22/2030 76,448
0.0
89,000  Viatris, Inc., 3.850%,
06/22/2040 69,359
0.0
118,000  Viatris, Inc., 4.000%,
06/22/2050 84,679
0.0
30,000  Washington University,
4.349%,
04/15/2122 25,843
0.0
30,000  Washington University
2022, 3.524%,
04/15/2054 24,175
0.0
20,000  William Marsh Rice
University, 3.574%,
05/15/2045 17,497
0.0
20,000  William Marsh Rice
University, 3.774%,
05/15/2055 17,479
0.0
17,000  Willis-Knighton Medical
Center 2018, 4.813%,
09/01/2048 15,747
0.0
23,000  Willis-Knighton Medical
Center 2021, 3.065%,
03/01/2051 15,897
0.0
29,000  Yale University 2020,
1.482%,
04/15/2030 25,336
0.0
29,000  Yale University 2020,
2.402%,
04/15/2050 19,319
0.0
44,000  Zimmer Biomet
Holdings, Inc., 2.600%,
11/24/2031 38,568
0.0
35,000  Zimmer Biomet
Holdings, Inc., 3.050%,
01/15/2026 34,442
0.0
23,000  Zimmer Biomet
Holdings, Inc., 4.450%,
08/15/2045 20,542
0.0
29,000  Zimmer Biomet
Holdings, Inc., 5.350%,
12/01/2028 30,109
0.0
18,000  Zimmer Biomet
Holdings, Inc., 5.750%,
11/30/2039 19,169
0.0
292,000  Zoetis, Inc., 2.000%,
05/15/2030 258,191
0.0
103,000  Zoetis, Inc., 3.000%,
05/15/2050 72,838
0.0
44,000  Zoetis, Inc., 4.500%,
11/13/2025 44,031
0.0
71,641,356
4.4
Energy : 1.8%
31,000
(1)
Apache Corp., 4.250%,
01/15/2030 29,860
0.0
19,000  Apache Corp., 4.375%,
10/15/2028 18,684
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
25,000  Apache Corp., 4.750%,
04/15/2043 $ 20,662
0.0
79,000  Apache Corp., 5.100%,
09/01/2040 70,295
0.0
24,000  Apache Corp., 5.250%,
02/01/2042 21,538
0.0
23,000  Apache Corp., 5.350%,
07/01/2049 19,957
0.0
26,000  Apache Corp., 6.000%,
01/15/2037 26,881
0.0
588,000  Baker Hughes Holdings
LLC / Baker Hughes
Co-Obligor, Inc.,
3.138%,
11/07/2029 557,466
0.1
250,000  Boardwalk Pipelines
L.P., 4.950%,
12/15/2024 249,723
0.0
500,000  Boardwalk Pipelines
L.P., 5.950%,
06/01/2026 509,265
0.1
89,000  BP Capital Markets
America, Inc., 2.772%,
11/10/2050 58,612
0.0
104,000  BP Capital Markets
America, Inc., 2.939%,
06/04/2051 70,752
0.0
53,000  BP Capital Markets
America, Inc., 3.000%,
02/24/2050 36,745
0.0
74,000  BP Capital Markets
America, Inc., 3.001%,
03/17/2052 50,839
0.0
500,000  BP Capital Markets
America, Inc., 3.017%,
01/16/2027 489,075
0.1
250,000  BP Capital Markets
America, Inc., 3.119%,
05/04/2026 246,318
0.0
500,000  BP Capital Markets
America, Inc., 3.379%,
02/08/2061 352,413
0.0
588,000  BP Capital Markets
America, Inc., 3.937%,
09/21/2028 584,658
0.1
36,000  Canadian Natural
Resources Ltd.,
2.050%,
07/15/2025 35,232
0.0
30,000  Canadian Natural
Resources Ltd.,
2.950%,
07/15/2030 27,442
0.0
74,000  Canadian Natural
Resources Ltd.,
3.850%,
06/01/2027 72,988
0.0
21,000  Canadian Natural
Resources Ltd.,
5.850%,
02/01/2035 21,980
0.0
65,000  Canadian Natural
Resources Ltd.,
6.250%,
03/15/2038 69,869
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
21,000  Canadian Natural
Resources Ltd.,
6.450%,
06/30/2033 $ 22,922
0.0
27,000  Canadian Natural
Resources Ltd.,
6.500%,
02/15/2037 29,454
0.0
24,000  Canadian Natural
Resources Ltd.,
6.750%,
02/01/2039 26,964
0.0
24,000  Canadian Natural
Resources Ltd.,
7.200%,
01/15/2032 27,279
0.0
44,000  Canadian Natural
Resources Ltd., GMTN,
4.950%,
06/01/2047 40,462
0.0
154,000  Cenovus Energy, Inc.,
6.750%,
11/15/2039 174,324
0.0
33,000  Cheniere Corpus Christi
Holdings LLC, 2.742%,
12/31/2039 27,463
0.0
65,000  Cheniere Corpus Christi
Holdings LLC, 3.700%,
11/15/2029 62,523
0.0
70,000  Cheniere Corpus Christi
Holdings LLC, 5.125%,
06/30/2027 71,170
0.0
292,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 288,190
0.0
156,000
(4)
Cheniere Energy
Partners L.P., 5.750%,
08/15/2034 162,637
0.0
89,000  Cheniere Energy, Inc.,
4.625%,
10/15/2028 88,479
0.0
89,000
(4)
Cheniere Energy, Inc.,
5.650%,
04/15/2034 92,151
0.0
148,000  Chevron Corp., 1.554%,
05/11/2025 145,443
0.0
59,000  Chevron Corp., 1.995%,
05/11/2027 56,375
0.0
89,000  Chevron Corp., 2.236%,
05/11/2030 80,845
0.0
133,000  Chevron Corp., 2.954%,
05/16/2026 131,105
0.0
59,000  Chevron Corp., 3.078%,
05/11/2050 43,236
0.0
44,000  Chevron Corp., 3.326%,
11/17/2025 43,645
0.0
44,000  Chevron USA, Inc.,
0.687%,
08/12/2025 42,670
0.0
44,000  Chevron USA, Inc.,
1.018%,
08/12/2027 40,700
0.0
44,000  Chevron USA, Inc.,
2.343%,
08/12/2050 27,522
0.0
30,000  Chevron USA, Inc.,
3.250%,
10/15/2029 29,052
0.0
35,000  Chevron USA, Inc.,
3.850%,
01/15/2028 35,096
0.0
19,000  Chevron USA, Inc.,
5.250%,
11/15/2043 19,919
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
23,000  Chevron USA, Inc.,
6.000%,
03/01/2041 $ 25,929
0.0
29,000  Columbia Pipeline
Group, Inc., 5.800%,
06/01/2045 29,928
0.0
197,000  ConocoPhillips Co.,
4.025%,
03/15/2062 158,914
0.0
129,000  ConocoPhillips Co.,
4.150%,
11/15/2034 125,569
0.0
500,000  ConocoPhillips Co.,
4.300%,
11/15/2044 444,897
0.1
58,000  Continental Resources,
Inc., 4.375%,
01/15/2028 57,177
0.0
41,000  Continental Resources,
Inc., 4.900%,
06/01/2044 35,090
0.0
40,000  Coterra Energy, Inc.,
3.900%,
05/15/2027 39,418
0.0
25,000  Coterra Energy, Inc.,
4.375%,
03/15/2029 24,697
0.0
29,000  Coterra Energy, Inc.,
5.600%,
03/15/2034 30,020
0.0
23,000  DCP Midstream
Operating L.P., 3.250%,
02/15/2032 20,402
0.0
35,000  DCP Midstream
Operating L.P., 5.125%,
05/15/2029 35,899
0.0
23,000  DCP Midstream
Operating L.P., 5.600%,
04/01/2044 22,892
0.0
29,000  DCP Midstream
Operating L.P., 5.625%,
07/15/2027 29,854
0.0
17,000  DCP Midstream
Operating L.P., 8.125%,
08/16/2030 20,004
0.0
34,000  Devon Energy Corp.,
4.500%,
01/15/2030 33,712
0.0
44,000  Devon Energy Corp.,
4.750%,
05/15/2042 38,986
0.0
44,000  Devon Energy Corp.,
5.000%,
06/15/2045 39,316
0.0
22,000  Devon Energy Corp.,
5.250%,
10/15/2027 22,107
0.0
74,000  Devon Energy Corp.,
5.600%,
07/15/2041 72,574
0.0
29,000  Devon Energy Corp.,
5.850%,
12/15/2025 29,301
0.0
19,000  Devon Energy Corp.,
5.875%,
06/15/2028 19,211
0.0
40,000  Devon Energy Corp.,
7.875%,
09/30/2031 46,655
0.0
22,000  Devon Energy Corp.,
7.950%,
04/15/2032 25,891
0.0
47,000  Diamondback
Energy, Inc., 3.125%,
03/24/2031 42,873
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
46,000  Diamondback
Energy, Inc., 3.250%,
12/01/2026 $ 45,043
0.0
60,000  Diamondback
Energy, Inc., 3.500%,
12/01/2029 57,089
0.0
44,000  Diamondback
Energy, Inc., 4.250%,
03/15/2052 35,711
0.0
38,000  Diamondback
Energy, Inc., 4.400%,
03/24/2051 31,569
0.0
50,000  Diamondback
Energy, Inc., 5.150%,
01/30/2030 51,319
0.0
50,000  Diamondback
Energy, Inc., 5.200%,
04/18/2027 51,042
0.0
77,000  Diamondback
Energy, Inc., 5.400%,
04/18/2034 78,640
0.0
89,000  Diamondback
Energy, Inc., 5.750%,
04/18/2054 89,746
0.0
59,000  Diamondback
Energy, Inc., 5.900%,
04/18/2064 59,514
0.0
65,000  Diamondback
Energy, Inc., 6.250%,
03/15/2033 70,134
0.0
38,000  Diamondback
Energy, Inc., 6.250%,
03/15/2053 40,751
0.0
25,000  Eastern Gas
Transmission &
Storage, Inc., 3.000%,
11/15/2029 23,432
0.0
26,000  Eastern Gas
Transmission &
Storage, Inc., 4.600%,
12/15/2044 23,582
0.0
20,000  Eastern Gas
Transmission &
Storage, Inc., 4.800%,
11/01/2043 18,664
0.0
250,000  Enbridge, Inc., 4.500%,
06/10/2044 221,775
0.0
210,000  Enbridge, Inc., 5.700%,
03/08/2033 221,429
0.0
311,000  Energy Transfer L.P.,
4.950%,
01/15/2043 285,979
0.0
593,000  Energy Transfer L.P.,
6.050%,
12/01/2026 614,249
0.1
59,000  Energy Transfer L.P.,
6.125%,
12/15/2045 61,611
0.0
104,000  Energy Transfer L.P.,
6.250%,
04/15/2049 109,425
0.0
1,063,000  Energy Transfer L.P.,
6.500%,
02/01/2042 1,164,932
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
25,000  EnLink Midstream
Partners L.P., 4.150%,
06/01/2025 $ 24,795
0.0
29,000  EnLink Midstream
Partners L.P., 4.850%,
07/15/2026 29,050
0.0
27,000  EnLink Midstream
Partners L.P., 5.050%,
04/01/2045 24,307
0.0
30,000
(1)
EnLink Midstream
Partners L.P., 5.450%,
06/01/2047 28,396
0.0
21,000  EnLink Midstream
Partners L.P., 5.600%,
04/01/2044 20,132
0.0
278,000  Enterprise Products
Operating LLC, 3.200%,
02/15/2052 197,262
0.0
235,000  Enterprise Products
Operating LLC, 3.700%,
02/15/2026 233,773
0.0
45,000  Enterprise Products
Operating LLC, 3.750%,
02/15/2025 44,811
0.0
235,000  Enterprise Products
Operating LLC, 3.950%,
02/15/2027 234,473
0.0
140,000  Enterprise Products
Operating LLC, 4.450%,
02/15/2043 127,446
0.0
306,000  Enterprise Products
Operating LLC, 4.850%,
03/15/2044 291,806
0.0
488,000  Enterprise Products
Operating LLC, 4.900%,
05/15/2046 466,847
0.1
250,000  EOG Resources, Inc.,
4.150%,
01/15/2026 250,101
0.0
57,000  EOG Resources, Inc.,
4.950%,
04/15/2050 55,022
0.0
415,000  EQT Corp., 3.900%,
10/01/2027 408,118
0.1
44,000  Equinor ASA, 2.375%,
05/22/2030 40,186
0.0
59,000  Equinor ASA, 3.625%,
09/10/2028 58,159
0.0
415,000  Equinor ASA, 3.950%,
05/15/2043 363,406
0.0
59,000  Exxon Mobil Corp.,
2.275%,
08/16/2026 57,379
0.0
74,000  Exxon Mobil Corp.,
2.440%,
08/16/2029 69,290
0.0
118,000  Exxon Mobil Corp.,
2.610%,
10/15/2030 108,805
0.0
44,000  Exxon Mobil Corp.,
2.995%,
08/16/2039 36,169
0.0
148,000  Exxon Mobil Corp.,
3.043%,
03/01/2026 146,247
0.0
89,000  Exxon Mobil Corp.,
3.095%,
08/16/2049 65,403
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
59,000  Exxon Mobil Corp.,
3.294%,
03/19/2027 $ 58,641
0.0
163,000  Exxon Mobil Corp.,
3.452%,
04/15/2051 126,407
0.0
118,000  Exxon Mobil Corp.,
3.482%,
03/19/2030 114,663
0.0
59,000  Exxon Mobil Corp.,
3.567%,
03/06/2045 48,935
0.0
148,000  Exxon Mobil Corp.,
4.114%,
03/01/2046 131,983
0.0
118,000  Exxon Mobil Corp.,
4.227%,
03/19/2040 110,532
0.0
163,000  Exxon Mobil Corp.,
4.327%,
03/19/2050 147,749
0.0
59,000  Halliburton Co., 2.920%,
03/01/2030 54,815
0.0
23,000  Halliburton Co., 3.800%,
11/15/2025 22,845
0.0
306,000  Halliburton Co., 4.750%,
08/01/2043 285,623
0.0
59,000  Halliburton Co., 4.850%,
11/15/2035 58,937
0.0
225,000  Hess Corp., 5.600%,
02/15/2041 234,229
0.0
54,000  HF Sinclair Corp.,
5.875%,
04/01/2026 54,787
0.0
300,000  Kinder Morgan Energy
Partners L.P., MTN,
6.950%,
01/15/2038 341,107
0.0
177,000  Kinder Morgan, Inc.,
2.000%,
02/15/2031 152,187
0.0
127,000  Kinder Morgan, Inc.,
4.300%,
03/01/2028 127,249
0.0
500,000  Kinder Morgan, Inc.,
5.050%,
02/15/2046 462,467
0.1
250,000  Kinder Morgan, Inc.,
5.550%,
06/01/2045 247,180
0.0
146,000  Marathon Oil Corp.,
5.200%,
06/01/2045 143,890
0.0
209,000  Marathon Petroleum
Corp., 4.750%,
09/15/2044 186,344
0.0
89,000  MPLX L.P., 1.750%,
03/01/2026 85,740
0.0
89,000  MPLX L.P., 2.650%,
08/15/2030 80,127
0.0
74,000  MPLX L.P., 4.000%,
03/15/2028 72,997
0.0
74,000  MPLX L.P., 4.125%,
03/01/2027 73,621
0.0
43,000  MPLX L.P., 4.250%,
12/01/2027 42,856
0.0
104,000  MPLX L.P., 4.500%,
04/15/2038 96,180
0.0
89,000  MPLX L.P., 4.700%,
04/15/2048 77,670
0.0
44,000  MPLX L.P., 4.800%,
02/15/2029 44,706
0.0
70,000  MPLX L.P., 4.875%,
06/01/2025 69,950
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
30,000  MPLX L.P., 4.900%,
04/15/2058 $ 26,429
0.0
59,000  MPLX L.P., 4.950%,
09/01/2032 59,247
0.0
89,000  MPLX L.P., 4.950%,
03/14/2052 79,916
0.0
65,000  MPLX L.P., 5.000%,
03/01/2033 65,079
0.0
59,000  MPLX L.P., 5.200%,
03/01/2047 55,971
0.0
29,000  MPLX L.P., 5.200%,
12/01/2047 27,215
0.0
69,000  MPLX L.P., 5.500%,
06/01/2034 70,921
0.0
89,000  MPLX L.P., 5.500%,
02/15/2049 86,712
0.0
30,000  MPLX L.P., 5.650%,
03/01/2053 29,863
0.0
29,000  NOV, Inc., 3.600%,
12/01/2029 27,534
0.0
64,000  NOV, Inc., 3.950%,
12/01/2042 50,582
0.0
18,000  Occidental Petroleum
Corp., 4.200%,
03/15/2048 14,198
0.0
25,000  Occidental Petroleum
Corp., 4.400%,
04/15/2046 20,309
0.0
187,000  Occidental Petroleum
Corp., 5.375%,
01/01/2032 189,722
0.0
50,000  Occidental Petroleum
Corp., 5.550%,
03/15/2026 50,608
0.0
118,000  Occidental Petroleum
Corp., 5.550%,
10/01/2034 119,882
0.0
36,000  Occidental Petroleum
Corp., 5.875%,
09/01/2025 36,183
0.0
68,000  Occidental Petroleum
Corp., 6.125%,
01/01/2031 71,802
0.0
43,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 44,676
0.0
34,000  Occidental Petroleum
Corp., 6.375%,
09/01/2028 35,778
0.0
101,000  Occidental Petroleum
Corp., 6.450%,
09/15/2036 109,155
0.0
66,000  Occidental Petroleum
Corp., 6.600%,
03/15/2046 71,070
0.0
86,000  Occidental Petroleum
Corp., 6.625%,
09/01/2030 92,835
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
51,000  Occidental Petroleum
Corp., 7.500%,
05/01/2031 $ 57,985
0.0
29,000  Occidental Petroleum
Corp., 7.875%,
09/15/2031 33,589
0.0
19,000  Occidental Petroleum
Corp., 7.950%,
06/15/2039 22,861
0.0
29,000  Occidental Petroleum
Corp., 8.500%,
07/15/2027 31,556
0.0
59,000  Occidental Petroleum
Corp., 8.875%,
07/15/2030 69,634
0.0
588,000  ONEOK Partners L.P.,
6.200%,
09/15/2043 620,435
0.1
292,000  ONEOK, Inc., 4.200%,
12/01/2042 239,114
0.0
27,000  Ovintiv Exploration, Inc.,
5.375%,
01/01/2026 27,187
0.0
36,000  Ovintiv, Inc., 5.650%,
05/15/2025 36,149
0.0
41,000  Ovintiv, Inc., 5.650%,
05/15/2028 42,315
0.0
36,000
(1)
Ovintiv, Inc., 6.250%,
07/15/2033 38,122
0.0
35,000  Ovintiv, Inc., 6.500%,
08/15/2034 37,813
0.0
25,000  Ovintiv, Inc., 6.500%,
02/01/2038 26,805
0.0
27,000  Ovintiv, Inc., 6.625%,
08/15/2037 28,986
0.0
24,000  Ovintiv, Inc., 7.100%,
07/15/2053 27,071
0.0
21,000  Ovintiv, Inc., 7.200%,
11/01/2031 23,454
0.0
30,000  Ovintiv, Inc., 7.375%,
11/01/2031 33,874
0.0
18,000  Ovintiv, Inc., 8.125%,
09/15/2030 20,929
0.0
28,000  Patterson-UTI
Energy, Inc., 3.950%,
02/01/2028 26,975
0.0
20,000  Patterson-UTI
Energy, Inc., 5.150%,
11/15/2029 19,759
0.0
23,000  Patterson-UTI
Energy, Inc., 7.150%,
10/01/2033 24,781
0.0
173,000  Petroleos Mexicanos,
6.700%,
02/16/2032 155,120
0.0
86,000  Phillips 66, 3.300%,
03/15/2052 59,815
0.0
881,000  Phillips 66, 3.900%,
03/15/2028 872,123
0.1
250,000  Phillips 66, 4.650%,
11/15/2034 244,326
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
44,000  Pioneer Natural
Resources Co., 1.125%,
01/15/2026 $ 42,326
0.0
64,000  Pioneer Natural
Resources Co., 1.900%,
08/15/2030 56,130
0.0
58,000  Pioneer Natural
Resources Co., 2.150%,
01/15/2031 50,972
0.0
64,000  Pioneer Natural
Resources Co., 5.100%,
03/29/2026 64,930
0.0
441,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.650%,
10/15/2025 440,414
0.1
250,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.700%,
06/15/2044 221,262
0.0
80,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 79,594
0.0
118,000  Sabine Pass
Liquefaction LLC,
4.500%,
05/15/2030 117,722
0.0
89,000  Sabine Pass
Liquefaction LLC,
5.000%,
03/15/2027 90,183
0.0
146,000  Sabine Pass
Liquefaction LLC,
5.625%,
03/01/2025 146,142
0.0
89,000  Sabine Pass
Liquefaction LLC,
5.875%,
06/30/2026 90,485
0.0
25,000  Sabine Pass
Liquefaction LLC,
5.900%,
09/15/2037 26,379
0.0
147,000  Schlumberger
Investment SA, 2.650%,
06/26/2030 135,180
0.0
104,000  Shell International
Finance BV, 2.875%,
05/10/2026 102,039
0.0
163,000  Shell International
Finance BV, 3.250%,
05/11/2025 161,957
0.0
500,000  Shell International
Finance BV, 3.750%,
09/12/2046 410,429
0.1
572,000  Shell International
Finance BV, 4.125%,
05/11/2035 556,129
0.1
250,000  Shell International
Finance BV, 4.375%,
05/11/2045 227,284
0.0
438,000  Spectra Energy
Partners L.P., 4.500%,
03/15/2045 382,051
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
53,000  Suncor Energy, Inc.,
3.750%,
03/04/2051 $ 40,063
0.0
250,000  Suncor Energy, Inc.,
6.500%,
06/15/2038 280,271
0.0
44,000  Targa Resources Corp.,
4.200%,
02/01/2033 41,690
0.0
44,000  Targa Resources Corp.,
4.950%,
04/15/2052 39,643
0.0
44,000  Targa Resources Corp.,
5.200%,
07/01/2027 45,024
0.0
53,000  Targa Resources Corp.,
6.125%,
03/15/2033 56,920
0.0
59,000  Targa Resources Corp.,
6.150%,
03/01/2029 62,886
0.0
30,000  Targa Resources Corp.,
6.250%,
07/01/2052 32,319
0.0
59,000  Targa Resources Corp.,
6.500%,
03/30/2034 65,232
0.0
50,000  Targa Resources Corp.,
6.500%,
02/15/2053 55,540
0.0
59,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.000%,
01/15/2032 55,566
0.0
59,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 58,604
0.0
41,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 5.000%,
01/15/2028 41,023
0.0
56,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 5.500%,
03/01/2030 57,068
0.0
42,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 6.500%,
07/15/2027 42,558
0.0
40,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 6.875%,
01/15/2029 41,043
0.0
74,000  TotalEnergies Capital
International SA,
2.829%,
01/10/2030 69,715
0.0
47,000  TotalEnergies Capital
International SA,
2.986%,
06/29/2041 36,466
0.0
148,000  TotalEnergies Capital
International SA,
3.127%,
05/29/2050 107,270
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
47,000  TotalEnergies Capital
International SA,
3.386%,
06/29/2060 $ 33,647
0.0
74,000  TotalEnergies Capital
International SA,
3.455%,
02/19/2029 72,339
0.0
59,000  TotalEnergies Capital
International SA,
3.461%,
07/12/2049 45,310
0.0
59,000  TotalEnergies Capital
SA, 3.883%,
10/11/2028 58,668
0.0
74,000  TotalEnergies Capital
SA, 5.150%,
04/05/2034 76,994
0.0
104,000  TotalEnergies Capital
SA, 5.488%,
04/05/2054 107,557
0.0
74,000  TotalEnergies Capital
SA, 5.638%,
04/05/2064 77,225
0.0
250,000  TransCanada
PipeLines Ltd., 4.625%,
03/01/2034 246,776
0.0
400,000  TransCanada
PipeLines Ltd., 7.625%,
01/15/2039 493,120
0.1
307,000  Valero Energy Corp.,
6.625%,
06/15/2037 344,324
0.0
21,000  Western Midstream
Operating L.P., 3.950%,
06/01/2025 20,850
0.0
65,000  Western Midstream
Operating L.P., 4.050%,
02/01/2030 62,624
0.0
21,000  Western Midstream
Operating L.P., 4.500%,
03/01/2028 20,834
0.0
28,000  Western Midstream
Operating L.P., 4.650%,
07/01/2026 28,025
0.0
23,000  Western Midstream
Operating L.P., 4.750%,
08/15/2028 22,987
0.0
59,000  Western Midstream
Operating L.P., 5.250%,
02/01/2050 53,555
0.0
41,000  Western Midstream
Operating L.P., 5.300%,
03/01/2048 37,267
0.0
36,000  Western Midstream
Operating L.P., 5.450%,
04/01/2044 34,105
0.0
21,000  Western Midstream
Operating L.P., 5.500%,
08/15/2048 19,501
0.0
44,000  Western Midstream
Operating L.P., 6.150%,
04/01/2033 46,547
0.0
36,000  Western Midstream
Operating L.P., 6.350%,
01/15/2029 38,302
0.0
734,000  Williams Cos., Inc.,
2.600%,
03/15/2031 648,853
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
45,000  Williams Cos., Inc.,
5.100%,
09/15/2045 $ 42,869
0.0
412,000  Williams Cos., Inc.,
5.400%,
03/04/2044 407,283
0.1
29,340,168
1.8
Financial : 8.9%
500,000  AerCap Ireland Capital
DAC / AerCap Global
Aviation Trust, 2.450%,
10/29/2026 480,332
0.1
612,000  AerCap Ireland Capital
DAC / AerCap Global
Aviation Trust, 3.000%,
10/29/2028 578,309
0.1
470,000  AerCap Ireland Capital
DAC / AerCap Global
Aviation Trust, 3.300%,
01/30/2032 424,327
0.0
24,000  Aflac, Inc., 1.125%,
03/15/2026 22,968
0.0
18,000
(1)
Aflac, Inc., 2.875%,
10/15/2026 17,584
0.0
59,000  Aflac, Inc., 3.600%,
04/01/2030 57,075
0.0
24,000  Aflac, Inc., 4.000%,
10/15/2046 20,309
0.0
33,000  Aflac, Inc., 4.750%,
01/15/2049 31,062
0.0
20,000  Agree L.P., 2.000%,
06/15/2028 18,283
0.0
17,000  Agree L.P., 2.600%,
06/15/2033 14,180
0.0
20,000  Agree L.P., 2.900%,
10/01/2030 18,159
0.0
17,000  Agree L.P., 4.800%,
10/01/2032 16,866
0.0
26,000  Agree L.P., 5.625%,
06/15/2034 27,213
0.0
71,000  Air Lease Corp.,
1.875%,
08/15/2026 67,825
0.0
30,000  Air Lease Corp.,
2.100%,
09/01/2028 27,468
0.0
44,000  Air Lease Corp.,
2.200%,
01/15/2027 41,914
0.0
44,000  Air Lease Corp.,
3.125%,
12/01/2030 40,294
0.0
30,000  Air Lease Corp.,
3.250%,
10/01/2029 28,217
0.0
50,000  Air Lease Corp.,
3.375%,
07/01/2025 49,425
0.0
30,000  Air Lease Corp.,
3.625%,
04/01/2027 29,409
0.0
30,000  Air Lease Corp.,
3.625%,
12/01/2027 29,409
0.0
30,000  Air Lease Corp.,
4.625%,
10/01/2028 30,119
0.0
30,000  Air Lease Corp.,
5.100%,
03/01/2029 30,739
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
41,000  Air Lease Corp.,
5.300%,
02/01/2028 $ 42,132
0.0
41,000  Air Lease Corp.,
5.850%,
12/15/2027 42,768
0.0
44,000  Air Lease Corp., GMTN,
3.750%,
06/01/2026 43,529
0.0
86,000  Air Lease Corp., MTN,
2.875%,
01/15/2026 84,264
0.0
44,000  Air Lease Corp., MTN,
2.875%,
01/15/2032 38,781
0.0
38,000  Air Lease Corp., MTN,
3.000%,
02/01/2030 35,045
0.0
42,000  Alexandria Real Estate
Equities, Inc., 1.875%,
02/01/2033 33,764
0.0
588,000  Alexandria Real Estate
Equities, Inc., 2.000%,
05/18/2032 486,852
0.1
50,000  Alexandria Real Estate
Equities, Inc., 3.000%,
05/18/2051 33,419
0.0
59,000  Alexandria Real Estate
Equities, Inc., 3.550%,
03/15/2052 43,305
0.0
23,000  Alexandria Real Estate
Equities, Inc., 5.150%,
04/15/2053 22,030
0.0
30,000  Alleghany Corp.,
3.625%,
05/15/2030 29,081
0.0
18,000  Alleghany Corp.,
4.900%,
09/15/2044 17,635
0.0
588,000  Allstate Corp., 3.280%,
12/15/2026 578,159
0.1
30,000  Allstate Corp., 3.850%,
08/10/2049 24,633
0.0
41,000  Allstate Corp., 4.200%,
12/15/2046 35,895
0.0
30,000  Allstate Corp., 4.500%,
06/15/2043 27,733
0.0
11,000
(3)
Allstate Corp., 6.500%,
05/15/2067 11,597
0.0
281,000  Ally Financial, Inc.,
8.000%,
11/01/2031 318,215
0.0
70,000  American Express Co.,
1.650%,
11/04/2026 66,586
0.0
110,000  American Express Co.,
2.250%,
03/04/2025 108,865
0.0
110,000  American Express Co.,
2.550%,
03/04/2027 106,206
0.0
55,000  American Express Co.,
3.125%,
05/20/2026 54,103
0.0
103,000  American Express Co.,
3.300%,
05/03/2027 101,087
0.0
40,000  American Express Co.,
3.625%,
12/05/2024 39,889
0.0
140,000  American Express Co.,
3.950%,
08/01/2025 139,437
0.0
65,000  American Express Co.,
4.050%,
05/03/2029 65,137
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
224,000  American Express Co.,
4.050%,
12/03/2042 $ 204,338
0.0
45,000  American Express Co.,
4.200%,
11/06/2025 45,011
0.0
80,000
(3)
American Express Co.,
4.420%,
08/03/2033 79,354
0.0
75,000  American Express Co.,
4.900%,
02/13/2026 75,663
0.0
45,000
(3)
American Express Co.,
4.989%,
05/26/2033 45,505
0.0
80,000
(3)
American Express Co.,
4.990%,
05/01/2026 80,098
0.0
80,000
(3)
American Express Co.,
5.043%,
05/01/2034 82,097
0.0
95,000
(3)
American Express Co.,
5.282%,
07/27/2029 98,422
0.0
75,000
(3)
American Express Co.,
5.389%,
07/28/2027 76,519
0.0
69,000
(3)
American Express Co.,
5.625%,
07/28/2034 72,213
0.0
95,000  American Express Co.,
5.850%,
11/05/2027 99,873
0.0
20,000  American Express
Credit Corp., MTN,
3.300%,
05/03/2027 19,749
0.0
34,000  American Financial
Group, Inc., 4.500%,
06/15/2047 30,444
0.0
17,000  American Financial
Group, Inc., 5.250%,
04/02/2030 17,747
0.0
26,000  American Homes 4
Rent L.P., 2.375%,
07/15/2031 22,362
0.0
17,000  American Homes 4
Rent L.P., 3.375%,
07/15/2051 12,039
0.0
35,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 32,377
0.0
29,000  American Homes 4
Rent L.P., 4.250%,
02/15/2028 28,765
0.0
17,000  American Homes 4
Rent L.P., 4.300%,
04/15/2052 14,080
0.0
23,000  American Homes 4
Rent L.P., 4.900%,
02/15/2029 23,250
0.0
35,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 36,165
0.0
29,000  American Homes 4
Rent L.P., 5.500%,
07/15/2034 30,006
0.0
20,000  American International
Group, Inc., 3.400%,
06/30/2030 18,921
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
72,000  American International
Group, Inc., 3.875%,
01/15/2035 $ 67,697
0.0
20,000  American International
Group, Inc., 4.200%,
04/01/2028 19,955
0.0
59,000  American International
Group, Inc., 4.375%,
06/30/2050 52,940
0.0
44,000  American International
Group, Inc., 4.500%,
07/16/2044 40,312
0.0
59,000  American International
Group, Inc., 4.750%,
04/01/2048 55,969
0.0
44,000  American International
Group, Inc., 4.800%,
07/10/2045 42,089
0.0
61,000  American International
Group, Inc., 5.125%,
03/27/2033 62,903
0.0
44,000
(3)
American International
Group, Inc. A-9,
5.750%,
04/01/2048 44,249
0.0
500,000  American Tower Corp.,
1.600%,
04/15/2026 479,253
0.1
500,000  American Tower Corp.,
2.700%,
04/15/2031 446,600
0.1
71,000  American Tower Corp.,
2.950%,
01/15/2051 48,217
0.0
500,000  American Tower Corp.,
3.375%,
10/15/2026 491,453
0.1
441,000  American Tower Corp.,
3.550%,
07/15/2027 431,919
0.0
100,000  Ameriprise Financial,
Inc., 5.150%,
05/15/2033 104,237
0.0
500,000  Aon Corp., 3.750%,
05/02/2029 488,329
0.1
188,000  Aon Global Ltd.,
4.450%,
05/24/2043 165,297
0.0
238,000  Aon Global Ltd.,
4.600%,
06/14/2044 218,130
0.0
35,000
(4)
Apollo Debt Solutions
BDC, 6.700%,
07/29/2031 36,072
0.0
38,000
(4)
Apollo Debt Solutions
BDC, 6.900%,
04/13/2029 39,517
0.0
44,000  Apollo Global
Management, Inc.,
5.800%,
05/21/2054 46,952
0.0
29,000  Apollo Global
Management, Inc.,
6.375%,
11/15/2033 32,325
0.0
29,000  Arch Capital Finance
LLC, 4.011%,
12/15/2026 28,822
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
26,000  Arch Capital Finance
LLC, 5.031%,
12/15/2046 $ 25,060
0.0
58,000  Arch Capital Group Ltd.,
3.635%,
06/30/2050 45,127
0.0
17,000  Arch Capital Group Ltd.,
7.350%,
05/01/2034 20,173
0.0
29,000  Arch Capital Group
US, Inc., 5.144%,
11/01/2043 28,309
0.0
1,116,000  Ares Capital Corp.,
3.250%,
07/15/2025 1,099,641
0.1
24,000  Arthur J Gallagher
& Co., 2.400%,
11/09/2031 20,521
0.0
21,000  Arthur J Gallagher
& Co., 3.050%,
03/09/2052 13,951
0.0
50,000  Arthur J Gallagher
& Co., 3.500%,
05/20/2051 37,020
0.0
30,000  Arthur J Gallagher
& Co., 5.450%,
07/15/2034 31,280
0.0
21,000  Arthur J Gallagher
& Co., 5.500%,
03/02/2033 22,016
0.0
36,000  Arthur J Gallagher
& Co., 5.750%,
03/02/2053 37,670
0.0
30,000  Arthur J Gallagher
& Co., 5.750%,
07/15/2054 31,368
0.0
24,000  Arthur J Gallagher
& Co., 6.500%,
02/15/2034 26,811
0.0
36,000  Arthur J Gallagher
& Co., 6.750%,
02/15/2054 42,443
0.0
29,000  Assured Guaranty US
Holdings, Inc., 3.150%,
06/15/2031 26,275
0.0
23,000  Assured Guaranty US
Holdings, Inc., 3.600%,
09/15/2051 16,945
0.0
20,000  Assured Guaranty US
Holdings, Inc., 6.125%,
09/15/2028 21,239
0.0
30,000  Athene Holding Ltd.,
3.450%,
05/15/2052 20,620
0.0
30,000  Athene Holding Ltd.,
3.500%,
01/15/2031 27,948
0.0
30,000  Athene Holding Ltd.,
3.950%,
05/25/2051 23,092
0.0
59,000  Athene Holding Ltd.,
4.125%,
01/12/2028 58,241
0.0
36,000  Athene Holding Ltd.,
5.875%,
01/15/2034 37,701
0.0
30,000  Athene Holding Ltd.,
6.150%,
04/03/2030 32,297
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
59,000  Athene Holding Ltd.,
6.250%,
04/01/2054 $ 62,951
0.0
24,000  Athene Holding Ltd.,
6.650%,
02/01/2033 26,394
0.0
263,000
(1)
Australia & New
Zealand Banking Group
Ltd./New York NY,
4.750%,
01/18/2027 267,417
0.0
500,000  AvalonBay
Communities, Inc.,
MTN, 2.300%,
03/01/2030 451,961
0.1
400,000  Banco Bilbao Vizcaya
Argentaria SA, 5.381%,
03/13/2029 415,988
0.0
200,000  Banco Santander SA,
2.749%,
12/03/2030 176,841
0.0
400,000  Banco Santander SA,
3.800%,
02/23/2028 391,218
0.0
400,000  Banco Santander SA,
4.250%,
04/11/2027 398,315
0.0
400,000  Banco Santander SA,
5.179%,
11/19/2025 400,655
0.0
400,000  Banco Santander SA,
6.921%,
08/08/2033 442,796
0.1
385,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 367,684
0.0
250,000
(3)
Bank of America Corp.,
2.299%,
07/21/2032 216,523
0.0
220,000
(3)
Bank of America Corp.,
2.572%,
10/20/2032 192,965
0.0
200,000
(3)
Bank of America Corp.,
2.592%,
04/29/2031 181,459
0.0
470,000
(3)
Bank of America Corp.,
2.687%,
04/22/2032 419,343
0.0
135,000
(3)
Bank of America Corp.,
2.972%,
07/21/2052 95,927
0.0
235,000
(3)
Bank of America Corp.,
3.311%,
04/22/2042 191,025
0.0
401,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 390,184
0.0
135,000
(3)
Bank of America Corp.,
3.705%,
04/24/2028 133,062
0.0
85,000
(3)
Bank of America Corp.,
3.946%,
01/23/2049 72,679
0.0
135,000
(3)
Bank of America Corp.,
4.244%,
04/24/2038 128,017
0.0
150,000
(3)
Bank of America Corp.,
4.376%,
04/27/2028 150,261
0.0
270,000
(3)
Bank of America Corp.,
4.571%,
04/27/2033 268,789
0.0
200,000
(3)
Bank of America Corp.,
5.080%,
01/20/2027 201,678
0.0
457,000
(3)
Bank of America Corp.,
5.202%,
04/25/2029 470,006
0.1
333,000
(3)
Bank of America Corp.,
5.288%,
04/25/2034 346,332
0.0
34,000
(3)
Bank of America Corp.,
5.468%,
01/23/2035 35,768
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
190,000
(3)
Bank of America Corp.,
5.872%,
09/15/2034 $ 205,072
0.0
100,000
(3)
Bank of America Corp.,
5.933%,
09/15/2027 103,009
0.0
135,000
(3)
Bank of America Corp.,
6.204%,
11/10/2028 142,534
0.0
168,000  Bank of America
Corp., GMTN, 3.500%,
04/19/2026 166,422
0.0
135,000
(3)
Bank of America
Corp., GMTN, 3.593%,
07/21/2028 132,533
0.0
170,000
(3)
Bank of America
Corp., MTN, 1.197%,
10/24/2026 164,109
0.0
170,000
(3)
Bank of America
Corp., MTN, 1.922%,
10/24/2031 146,528
0.0
200,000
(3)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 184,752
0.0
235,000
(3)
Bank of America
Corp., MTN, 2.496%,
02/13/2031 213,104
0.0
150,000
(3)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 144,140
0.0
337,000
(3)
Bank of America
Corp., MTN, 2.676%,
06/19/2041 253,536
0.0
65,000
(3)
Bank of America
Corp., MTN, 2.831%,
10/24/2051 44,973
0.0
135,000
(3)
Bank of America
Corp., MTN, 2.884%,
10/22/2030 125,421
0.0
250,000
(3)
Bank of America
Corp., MTN, 2.972%,
02/04/2033 223,996
0.0
170,000
(3)
Bank of America
Corp., MTN, 3.194%,
07/23/2030 160,950
0.0
170,000  Bank of America
Corp., MTN, 3.248%,
10/21/2027 166,193
0.0
200,000
(3)
Bank of America
Corp., MTN, 3.559%,
04/23/2027 197,551
0.0
169,000
(3)
Bank of America
Corp., MTN, 3.824%,
01/20/2028 167,190
0.0
170,000
(3)
Bank of America
Corp., MTN, 3.970%,
03/05/2029 168,025
0.0
200,000
(3)
Bank of America
Corp., MTN, 3.974%,
02/07/2030 196,559
0.0
100,000
(3)
Bank of America
Corp., MTN, 4.078%,
04/23/2040 91,503
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
370,000
(3)
Bank of America
Corp., MTN, 4.083%,
03/20/2051 $ 321,765
0.0
133,000  Bank of America
Corp., MTN, 4.250%,
10/22/2026 132,965
0.0
200,000
(3)
Bank of America
Corp., MTN, 4.271%,
07/23/2029 199,510
0.0
185,000
(3)
Bank of America
Corp., MTN, 4.330%,
03/15/2050 168,137
0.0
135,000
(3)
Bank of America
Corp., MTN, 4.443%,
01/20/2048 124,752
0.0
135,000  Bank of America
Corp., MTN, 4.450%,
03/03/2026 135,237
0.0
35,000  Bank of America
Corp., MTN, 4.875%,
04/01/2044 35,066
0.0
200,000
(3)
Bank of America
Corp., MTN, 4.948%,
07/22/2028 203,557
0.0
135,000
(1)
Bank of America
Corp., MTN, 5.000%,
01/21/2044 137,429
0.0
335,000
(3)
Bank of America
Corp., MTN, 5.015%,
07/22/2033 343,862
0.0
100,000  Bank of America
Corp., MTN, 5.875%,
02/07/2042 111,839
0.0
135,000  Bank of America
Corp. L, L, 4.183%,
11/25/2027 134,747
0.0
35,000  Bank of America
Corp. L, L, 4.750%,
04/21/2045 33,650
0.0
190,000
(3)
Bank of America Corp.
N, 1.658%,
03/11/2027 182,672
0.0
77,000
(3)
Bank of America Corp.
N, 2.651%,
03/11/2032 68,751
0.0
65,000
(3)
Bank of America Corp.
N, 3.483%,
03/13/2052 51,062
0.0
588,000
(3)
Bank of Montreal,
3.803%,
12/15/2032 571,518
0.1
362,000  Bank of Montreal, MTN,
1.850%,
05/01/2025 356,311
0.0
27,000  Bank of New York
Mellon Corp., 2.500%,
01/26/2032 23,806
0.0
71,000
(3)
Bank of New York
Mellon Corp., 5.606%,
07/21/2039 74,554
0.0
20,000
(3)
Bank of New York
Mellon Corp., J,
4.967%,
04/26/2034 20,496
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
30,000  Bank of New York
Mellon Corp., MTN,
1.650%,
01/28/2031 $ 25,773
0.0
411,000  Bank of New York
Mellon Corp., MTN,
3.000%,
10/30/2028 392,260
0.0
441,000  Bank of New York
Mellon Corp., MTN,
3.250%,
05/16/2027 432,641
0.0
500,000
(3)
Bank of New York
Mellon Corp., MTN,
3.442%,
02/07/2028 492,280
0.1
53,000
(3)
Bank of New York
Mellon Corp., MTN,
5.188%,
03/14/2035 55,046
0.0
89,000
(3)
Bank of New York
Mellon Corp., MTN,
5.834%,
10/25/2033 96,433
0.0
65,000
(3)
Bank of New York
Mellon Corp., MTN,
6.474%,
10/25/2034 73,489
0.0
56,000  Bank of Nova Scotia,
1.050%,
03/02/2026 53,622
0.0
59,000  Bank of Nova Scotia,
1.300%,
06/11/2025 57,728
0.0
53,000  Bank of Nova Scotia,
1.300%,
09/15/2026 50,234
0.0
44,000  Bank of Nova Scotia,
1.350%,
06/24/2026 42,050
0.0
44,000  Bank of Nova Scotia,
1.950%,
02/02/2027 41,889
0.0
38,000  Bank of Nova Scotia,
2.150%,
08/01/2031 32,917
0.0
50,000  Bank of Nova Scotia,
2.450%,
02/02/2032 43,603
0.0
74,000  Bank of Nova Scotia,
2.700%,
08/03/2026 72,156
0.0
41,000  Bank of Nova Scotia,
2.951%,
03/11/2027 39,888
0.0
74,000  Bank of Nova Scotia,
4.500%,
12/16/2025 73,840
0.0
74,000
(3)
Bank of Nova Scotia,
4.588%,
05/04/2037 70,417
0.0
74,000  Bank of Nova Scotia,
4.750%,
02/02/2026 74,516
0.0
74,000  Bank of Nova Scotia,
4.850%,
02/01/2030 75,749
0.0
44,000
(1)
Bank of Nova Scotia,
5.250%,
06/12/2028 45,592
0.0
68,000  Bank of Nova Scotia,
5.350%,
12/07/2026 69,747
0.0
96,000  Bank of Nova Scotia,
5.450%,
06/12/2025 96,582
0.0
50,000  Bank of Nova Scotia,
5.650%,
02/01/2034 53,574
0.0
588,000
(3)
Barclays PLC, 2.667%,
03/10/2032 516,226
0.1
441,000
(1)(3)
Barclays PLC, 3.811%,
03/10/2042 363,518
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
441,000  Barclays PLC, 4.375%,
01/12/2026 $ 440,309
0.0
588,000  Barclays PLC, 5.200%,
05/12/2026 591,904
0.1
250,000  Barclays PLC, 5.250%,
08/17/2045 253,543
0.0
614,000
(3)
Barclays PLC, 6.496%,
09/13/2027 636,173
0.1
44,000  Berkshire Hathaway
Finance Corp., 1.450%,
10/15/2030 38,080
0.0
30,000  Berkshire Hathaway
Finance Corp., 1.850%,
03/12/2030 26,891
0.0
44,000  Berkshire Hathaway
Finance Corp., 2.300%,
03/15/2027 42,600
0.0
44,000  Berkshire Hathaway
Finance Corp., 2.500%,
01/15/2051 29,090
0.0
104,000  Berkshire Hathaway
Finance Corp., 2.850%,
10/15/2050 73,170
0.0
59,000  Berkshire Hathaway
Finance Corp., 2.875%,
03/15/2032 54,487
0.0
163,000  Berkshire Hathaway
Finance Corp., 3.850%,
03/15/2052 137,756
0.0
139,000  Berkshire Hathaway
Finance Corp., 4.200%,
08/15/2048 127,939
0.0
118,000  Berkshire Hathaway
Finance Corp., 4.250%,
01/15/2049 109,458
0.0
30,000  Berkshire Hathaway
Finance Corp., 4.300%,
05/15/2043 28,525
0.0
43,000  Berkshire Hathaway
Finance Corp., 4.400%,
05/15/2042 42,227
0.0
44,000  Berkshire Hathaway
Finance Corp., 5.750%,
01/15/2040 50,077
0.0
148,000  Berkshire Hathaway,
Inc., 3.125%,
03/15/2026 146,260
0.0
59,000
(1)
Berkshire Hathaway,
Inc., 4.500%,
02/11/2043 58,771
0.0
95,000  BlackRock Funding,
Inc., 5.350%,
01/08/2055 100,082
0.0
726,000  BlackRock, Inc.,
1.900%,
01/28/2031 634,498
0.1
72,000  Blackstone Private
Credit Fund, 2.625%,
12/15/2026 68,107
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
58,000  Blackstone Private
Credit Fund, 3.250%,
03/15/2027 $ 55,286
0.0
37,000
(1)
Blackstone Private
Credit Fund, 4.000%,
01/15/2029 35,242
0.0
29,000
(4)
Blackstone Private
Credit Fund, 5.950%,
07/16/2029 29,544
0.0
29,000
(4)
Blackstone Private
Credit Fund, 6.250%,
01/25/2031 29,808
0.0
46,000  Blackstone Private
Credit Fund, 7.050%,
09/29/2025 46,880
0.0
29,000
(1)(4)
Blackstone Private
Credit Fund, 7.300%,
11/27/2028 30,877
0.0
309,000  Blackstone Secured
Lending Fund, 3.625%,
01/15/2026 302,852
0.0
233,000  Blue Owl Capital Corp.,
2.625%,
01/15/2027 219,962
0.0
173,000  Blue Owl Credit
Income Corp., 6.650%,
03/15/2031 176,786
0.0
58,000
(4)
Blue Owl Finance LLC,
6.250%,
04/18/2034 60,764
0.0
213,000  Boston Properties L.P.,
2.550%,
04/01/2032 177,647
0.0
222,000  Boston Properties L.P.,
3.250%,
01/30/2031 200,041
0.0
219,000
(1)
Brighthouse Financial,
Inc., 5.625%,
05/15/2030 227,359
0.0
21,000  Brixmor Operating
Partnership L.P.,
2.250%,
04/01/2028 19,371
0.0
30,000  Brixmor Operating
Partnership L.P.,
2.500%,
08/16/2031 26,072
0.0
24,000  Brixmor Operating
Partnership L.P.,
3.900%,
03/15/2027 23,640
0.0
47,000  Brixmor Operating
Partnership L.P.,
4.050%,
07/01/2030 45,719
0.0
36,000  Brixmor Operating
Partnership L.P.,
4.125%,
06/15/2026 35,810
0.0
44,000  Brixmor Operating
Partnership L.P.,
4.125%,
05/15/2029 43,089
0.0
24,000  Brixmor Operating
Partnership L.P.,
5.500%,
02/15/2034 24,719
0.0
36,000  Brookfield Finance
LLC / Brookfield
Finance, Inc., 3.450%,
04/15/2050 26,874
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
441,000  Brookfield Finance, Inc.,
2.724%,
04/15/2031 $ 395,886
0.0
35,000  Brookfield Finance, Inc.,
3.500%,
03/30/2051 26,430
0.0
24,000  Brookfield Finance, Inc.,
3.625%,
02/15/2052 18,157
0.0
25,000  Brookfield Finance, Inc.,
4.700%,
09/20/2047 23,155
0.0
4,000  Brookfield Finance, Inc.,
5.675%,
01/15/2035 4,200
0.0
44,000  Brookfield Finance, Inc.,
5.968%,
03/04/2054 47,824
0.0
41,000
(1)
Brown & Brown, Inc.,
2.375%,
03/15/2031 35,523
0.0
36,000  Brown & Brown, Inc.,
4.200%,
03/17/2032 34,496
0.0
21,000  Brown & Brown, Inc.,
4.500%,
03/15/2029 21,119
0.0
36,000  Brown & Brown, Inc.,
4.950%,
03/17/2052 32,992
0.0
44,000  Camden Property Trust,
2.800%,
05/15/2030 40,733
0.0
36,000  Camden Property Trust,
3.150%,
07/01/2029 34,350
0.0
18,000  Camden Property Trust,
3.350%,
11/01/2049 13,284
0.0
24,000  Camden Property Trust,
4.100%,
10/15/2028 23,889
0.0
24,000  Camden Property Trust,
4.900%,
01/15/2034 24,165
0.0
30,000  Camden Property Trust,
5.850%,
11/03/2026 31,044
0.0
30,000  Canadian Imperial Bank
of Commerce, 0.950%,
10/23/2025 28,962
0.0
40,000  Canadian Imperial Bank
of Commerce, 1.000%,
10/18/2024 39,927
0.0
45,000  Canadian Imperial Bank
of Commerce, 1.250%,
06/22/2026 42,875
0.0
65,000  Canadian Imperial Bank
of Commerce, 2.250%,
01/28/2025 64,457
0.0
85,000  Canadian Imperial Bank
of Commerce, 3.300%,
04/07/2025 84,387
0.0
65,000  Canadian Imperial Bank
of Commerce, 3.450%,
04/07/2027 63,864
0.0
65,000  Canadian Imperial Bank
of Commerce, 3.600%,
04/07/2032 60,909
0.0
85,000  Canadian Imperial Bank
of Commerce, 3.945%,
08/04/2025 84,669
0.0
65,000  Canadian Imperial Bank
of Commerce, 5.001%,
04/28/2028 66,602
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
80,000  Canadian Imperial Bank
of Commerce, 5.144%,
04/28/2025 $ 80,225
0.0
30,000  Canadian Imperial Bank
of Commerce, 5.615%,
07/17/2026 30,771
0.0
55,000  Canadian Imperial Bank
of Commerce, 5.926%,
10/02/2026 56,844
0.0
45,000  Canadian Imperial Bank
of Commerce, 5.986%,
10/03/2028 47,822
0.0
70,000  Canadian Imperial Bank
of Commerce, 6.092%,
10/03/2033 76,492
0.0
74,000
(3)
Capital One Financial
Corp., 1.878%,
11/02/2027 70,323
0.0
59,000
(3)
Capital One Financial
Corp., 2.359%,
07/29/2032 48,356
0.0
30,000
(3)
Capital One Financial
Corp., 2.618%,
11/02/2032 25,656
0.0
74,000
(3)
Capital One Financial
Corp., 3.273%,
03/01/2030 69,589
0.0
59,000  Capital One Financial
Corp., 3.650%,
05/11/2027 58,006
0.0
89,000  Capital One Financial
Corp., 3.750%,
07/28/2026 87,801
0.0
80,000  Capital One Financial
Corp., 3.750%,
03/09/2027 78,993
0.0
83,000  Capital One Financial
Corp., 3.800%,
01/31/2028 81,233
0.0
89,000  Capital One Financial
Corp., 4.200%,
10/29/2025 88,398
0.0
92,000
(3)
Capital One Financial
Corp., 4.927%,
05/10/2028 93,117
0.0
80,000
(3)
Capital One Financial
Corp., 4.985%,
07/24/2026 80,028
0.0
53,000
(3)
Capital One Financial
Corp., 5.247%,
07/26/2030 53,923
0.0
65,000
(3)
Capital One Financial
Corp., 5.268%,
05/10/2033 65,637
0.0
93,000
(3)
Capital One Financial
Corp., 5.463%,
07/26/2030 95,481
0.0
59,000
(3)
Capital One Financial
Corp., 5.468%,
02/01/2029 60,492
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
59,000
(3)
Capital One Financial
Corp., 5.700%,
02/01/2030 $ 61,113
0.0
74,000
(3)
Capital One Financial
Corp., 5.817%,
02/01/2034 77,031
0.0
59,000
(3)
Capital One Financial
Corp., 6.051%,
02/01/2035 62,494
0.0
104,000
(3)
Capital One Financial
Corp., 6.312%,
06/08/2029 109,574
0.0
104,000
(3)
Capital One Financial
Corp., 6.377%,
06/08/2034 112,393
0.0
44,000
(3)
Capital One Financial
Corp., 7.149%,
10/29/2027 46,387
0.0
104,000
(3)
Capital One Financial
Corp., 7.624%,
10/30/2031 118,235
0.0
29,000  Cboe Global Markets,
Inc., 1.625%,
12/15/2030 24,934
0.0
17,000  Cboe Global Markets,
Inc., 3.000%,
03/16/2032 15,441
0.0
38,000  Cboe Global Markets,
Inc., 3.650%,
01/12/2027 37,596
0.0
30,000  CBRE Services, Inc.,
2.500%,
04/01/2031 26,215
0.0
36,000  CBRE Services, Inc.,
4.875%,
03/01/2026 36,177
0.0
30,000  CBRE Services, Inc.,
5.500%,
04/01/2029 31,297
0.0
59,000  CBRE Services, Inc.,
5.950%,
08/15/2034 63,395
0.0
74,000  Charles Schwab Corp.,
0.900%,
03/11/2026 70,521
0.0
59,000  Charles Schwab Corp.,
1.150%,
05/13/2026 56,271
0.0
44,000  Charles Schwab Corp.,
1.650%,
03/11/2031 37,320
0.0
50,000  Charles Schwab Corp.,
1.950%,
12/01/2031 42,606
0.0
74,000  Charles Schwab Corp.,
2.000%,
03/20/2028 68,976
0.0
44,000
(1)
Charles Schwab Corp.,
2.300%,
05/13/2031 38,880
0.0
89,000  Charles Schwab Corp.,
2.450%,
03/03/2027 85,487
0.0
28,000  Charles Schwab Corp.,
2.750%,
10/01/2029 26,101
0.0
59,000  Charles Schwab Corp.,
2.900%,
03/03/2032 53,023
0.0
38,000  Charles Schwab Corp.,
3.200%,
03/02/2027 37,151
0.0
41,000  Charles Schwab Corp.,
3.200%,
01/25/2028 39,807
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
36,000  Charles Schwab Corp.,
3.250%,
05/22/2029 $ 34,619
0.0
44,000  Charles Schwab Corp.,
3.300%,
04/01/2027 43,122
0.0
21,000  Charles Schwab Corp.,
3.450%,
02/13/2026 20,771
0.0
44,000  Charles Schwab Corp.,
3.850%,
05/21/2025 43,786
0.0
36,000  Charles Schwab Corp.,
4.000%,
02/01/2029 35,847
0.0
30,000  Charles Schwab Corp.,
4.625%,
03/22/2030 30,675
0.0
71,000
(3)
Charles Schwab Corp.,
5.643%,
05/19/2029 74,156
0.0
77,000
(3)
Charles Schwab Corp.,
5.853%,
05/19/2034 82,486
0.0
59,000  Charles Schwab Corp.,
5.875%,
08/24/2026 60,737
0.0
80,000
(3)
Charles Schwab Corp.,
6.136%,
08/24/2034 87,491
0.0
77,000
(3)
Charles Schwab Corp.,
6.196%,
11/17/2029 82,332
0.0
47,000  Chubb Corp., 6.000%,
05/11/2037 52,601
0.0
365,000  Chubb INA Holdings,
Inc., 2.850%,
12/15/2051 255,312
0.0
56,000  CI Financial Corp.,
3.200%,
12/17/2030 47,473
0.0
19,000  CI Financial Corp.,
4.100%,
06/15/2051 13,250
0.0
381,000
(3)
Citigroup, Inc., 2.014%,
01/25/2026 377,192
0.0
513,000
(3)
Citigroup, Inc., 2.561%,
05/01/2032 451,147
0.1
718,000
(3)
Citigroup, Inc., 2.572%,
06/03/2031 646,352
0.1
435,000  Citigroup, Inc., 3.400%,
05/01/2026 429,484
0.0
513,000
(3)
Citigroup, Inc., 3.878%,
01/24/2039 457,296
0.1
766,000
(3)
Citigroup, Inc., 3.887%,
01/10/2028 758,435
0.1
513,000
(3)
Citigroup, Inc., 3.980%,
03/20/2030 502,551
0.1
766,000  Citigroup, Inc., 4.125%,
07/25/2028 759,936
0.1
435,000  Citigroup, Inc., 4.300%,
11/20/2026 434,659
0.0
435,000  Citigroup, Inc., 4.400%,
06/10/2025 433,531
0.0
300,000  Citigroup, Inc., 4.450%,
09/29/2027 300,467
0.0
435,000  Citigroup, Inc., 4.600%,
03/09/2026 436,310
0.0
208,000  Citigroup, Inc., 4.650%,
07/23/2048 196,350
0.0
406,000  Citigroup, Inc., 5.300%,
05/06/2044 413,371
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
316,000  Citigroup, Inc., 8.125%,
07/15/2039 $ 419,487
0.0
336,000  Citizens Financial
Group, Inc., 3.250%,
04/30/2030 311,661
0.0
92,000
(3)
Citizens Financial
Group, Inc., 5.841%,
01/23/2030 95,734
0.0
117,000  CME Group, Inc.,
5.300%,
09/15/2043 125,893
0.0
29,000  CNA Financial Corp.,
2.050%,
08/15/2030 25,421
0.0
29,000  CNA Financial Corp.,
3.450%,
08/15/2027 28,396
0.0
29,000  CNA Financial Corp.,
3.900%,
05/01/2029 28,464
0.0
29,000  CNA Financial Corp.,
4.500%,
03/01/2026 29,024
0.0
29,000  CNA Financial Corp.,
5.125%,
02/15/2034 29,676
0.0
29,000  CNA Financial Corp.,
5.500%,
06/15/2033 30,571
0.0
29,000  CNO Financial
Group, Inc., 5.250%,
05/30/2029 29,373
0.0
41,000  CNO Financial
Group, Inc., 6.450%,
06/15/2034 43,361
0.0
250,000  Comerica, Inc., 3.800%,
07/22/2026 245,807
0.0
500,000  Cooperatieve
Rabobank UA, 3.750%,
07/21/2026 492,720
0.1
228,000  Cooperatieve Rabobank
UA, BKNT, 5.250%,
05/24/2041 240,995
0.0
472,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 442,955
0.1
91,000  Corporate Office
Properties L.P., 2.750%,
04/15/2031 79,678
0.0
567,000  Credit Suisse USA, Inc.,
7.125%,
07/15/2032 654,901
0.1
500,000  Crown Castle, Inc.,
1.050%,
07/15/2026 471,843
0.1
415,000  Crown Castle, Inc.,
2.100%,
04/01/2031 355,107
0.0
298,000  Crown Castle, Inc.,
2.900%,
04/01/2041 221,036
0.0
26,000  CubeSmart L.P.,
2.000%,
02/15/2031 22,277
0.0
32,000  CubeSmart L.P.,
2.250%,
12/15/2028 29,448
0.0
29,000  CubeSmart L.P.,
2.500%,
02/15/2032 25,186
0.0
20,000  CubeSmart L.P.,
3.000%,
02/15/2030 18,568
0.0
17,000  CubeSmart L.P.,
3.125%,
09/01/2026 16,589
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
17,000  CubeSmart L.P.,
4.000%,
11/15/2025 $ 16,879
0.0
20,000  CubeSmart L.P.,
4.375%,
02/15/2029 19,907
0.0
22,000  Deutsche Bank AG,
4.100%,
01/13/2026 21,862
0.0
366,000
(3)
Deutsche Bank AG/
New York NY, 2.311%,
11/16/2027 348,262
0.0
569,000
(3)
Deutsche Bank AG/
New York NY, 3.547%,
09/18/2031 530,586
0.1
400,000  Deutsche Bank AG/
New York NY, 4.100%,
01/13/2026 396,621
0.0
52,000  Digital Realty Trust L.P.,
3.600%,
07/01/2029 50,282
0.0
58,000  Digital Realty Trust L.P.,
3.700%,
08/15/2027 57,193
0.0
38,000  Digital Realty Trust L.P.,
4.450%,
07/15/2028 38,104
0.0
52,000  Digital Realty Trust L.P.,
5.550%,
01/15/2028 53,850
0.0
400,000  Discover Bank, 4.250%,
03/13/2026 398,449
0.0
59,000  Discover Financial
Services, 4.100%,
02/09/2027 58,515
0.0
36,000  Discover Financial
Services, 4.500%,
01/30/2026 35,969
0.0
44,000  Discover Financial
Services, 6.700%,
11/29/2032 48,368
0.0
31,000
(3)
Discover Financial
Services, 7.964%,
11/02/2034 36,437
0.0
30,000  DOC DR LLC, 2.625%,
11/01/2031 26,210
0.0
21,000  DOC DR LLC, 3.950%,
01/15/2028 20,681
0.0
24,000  DOC DR LLC, 4.300%,
03/15/2027 23,981
0.0
29,000
(3)
Enstar Finance LLC,
5.500%,
01/15/2042 27,082
0.0
20,000
(3)
Enstar Finance LLC,
5.750%,
09/01/2040 19,789
0.0
29,000
(1)
Enstar Group Ltd.,
3.100%,
09/01/2031 25,074
0.0
29,000  Enstar Group Ltd.,
4.950%,
06/01/2029 29,137
0.0
137,000  EPR Properties,
3.750%,
08/15/2029 128,185
0.0
41,000  Equinix, Inc., 1.000%,
09/15/2025 39,594
0.0
30,000  Equinix, Inc., 1.250%,
07/15/2025 29,173
0.0
41,000  Equinix, Inc., 1.450%,
05/15/2026 39,185
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
38,000  Equinix, Inc., 1.550%,
03/15/2028 $ 34,679
0.0
30,000  Equinix, Inc., 1.800%,
07/15/2027 28,141
0.0
24,000  Equinix, Inc., 2.000%,
05/15/2028 22,138
0.0
65,000  Equinix, Inc., 2.150%,
07/15/2030 57,470
0.0
59,000  Equinix, Inc., 2.500%,
05/15/2031 52,145
0.0
36,000  Equinix, Inc., 2.900%,
11/18/2026 35,051
0.0
30,000  Equinix, Inc., 2.950%,
09/15/2051 19,912
0.0
30,000  Equinix, Inc., 3.000%,
07/15/2050 20,473
0.0
71,000  Equinix, Inc., 3.200%,
11/18/2029 67,037
0.0
30,000  Equinix, Inc., 3.400%,
02/15/2052 21,896
0.0
71,000  Equinix, Inc., 3.900%,
04/15/2032 68,008
0.0
89,000  Equitable Holdings, Inc.,
4.350%,
04/20/2028 88,700
0.0
61,000  Equitable Holdings, Inc.,
5.000%,
04/20/2048 58,462
0.0
30,000  Equitable Holdings, Inc.,
5.594%,
01/11/2033 31,436
0.0
161,000  ERP Operating L.P.,
4.500%,
07/01/2044 148,577
0.0
240,000  Essex Portfolio L.P.,
2.650%,
03/15/2032 209,100
0.0
59,000  Everest Reinsurance
Holdings, Inc., 3.125%,
10/15/2052 39,515
0.0
59,000  Everest Reinsurance
Holdings, Inc., 3.500%,
10/15/2050 42,873
0.0
24,000  Everest Reinsurance
Holdings, Inc., 4.868%,
06/01/2044 22,474
0.0
24,000  Extra Space Storage
L.P., 2.200%,
10/15/2030 21,039
0.0
36,000  Extra Space Storage
L.P., 2.350%,
03/15/2032 30,404
0.0
36,000  Extra Space Storage
L.P., 2.400%,
10/15/2031 30,989
0.0
27,000  Extra Space Storage
L.P., 2.550%,
06/01/2031 23,523
0.0
34,000  Extra Space Storage
L.P., 3.500%,
07/01/2026 33,574
0.0
26,000  Extra Space Storage
L.P., 3.875%,
12/15/2027 25,662
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
24,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 $ 23,450
0.0
20,000  Extra Space Storage
L.P., 4.000%,
06/15/2029 19,619
0.0
36,000  Extra Space Storage
L.P., 5.400%,
02/01/2034 37,205
0.0
27,000  Extra Space Storage
L.P., 5.500%,
07/01/2030 28,239
0.0
30,000  Extra Space Storage
L.P., 5.700%,
04/01/2028 31,237
0.0
36,000  Extra Space Storage
L.P., 5.900%,
01/15/2031 38,207
0.0
35,000  Fairfax Financial
Holdings Ltd., 3.375%,
03/03/2031 32,008
0.0
38,000  Fairfax Financial
Holdings Ltd., 4.625%,
04/29/2030 37,979
0.0
35,000  Fairfax Financial
Holdings Ltd., 4.850%,
04/17/2028 35,433
0.0
44,000  Fairfax Financial
Holdings Ltd., 5.625%,
08/16/2032 45,616
0.0
44,000
(4)
Fairfax Financial
Holdings Ltd., 6.000%,
12/07/2033 46,295
0.0
35,000
(4)
Fairfax Financial
Holdings Ltd., 6.100%,
03/15/2055 36,488
0.0
58,000
(4)
Fairfax Financial
Holdings Ltd., 6.350%,
03/22/2054 62,059
0.0
151,000  Federal Realty OP L.P.,
3.500%,
06/01/2030 142,571
0.0
35,000  Fidelity National
Financial, Inc., 2.450%,
03/15/2031 30,363
0.0
26,000  Fidelity National
Financial, Inc., 3.200%,
09/17/2051 17,432
0.0
38,000  Fidelity National
Financial, Inc., 3.400%,
06/15/2030 35,414
0.0
26,000  Fidelity National
Financial, Inc., 4.500%,
08/15/2028 26,132
0.0
45,000
(3)
Fifth Third Bancorp,
1.707%,
11/01/2027 42,588
0.0
65,000  Fifth Third Bancorp,
2.375%,
01/28/2025 64,477
0.0
65,000  Fifth Third Bancorp,
2.550%,
05/05/2027 62,346
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
60,000  Fifth Third Bancorp,
3.950%,
03/14/2028 $ 59,256
0.0
35,000
(3)
Fifth Third Bancorp,
4.055%,
04/25/2028 34,611
0.0
55,000
(3)
Fifth Third Bancorp,
4.337%,
04/25/2033 52,940
0.0
90,000
(3)
Fifth Third Bancorp,
4.772%,
07/28/2030 90,721
0.0
90,000
(3)
Fifth Third Bancorp,
6.361%,
10/27/2028 94,821
0.0
90,000  Fifth Third Bancorp,
8.250%,
03/01/2038 113,394
0.0
50,000  Franklin Resources,
Inc., 1.600%,
10/30/2030 42,444
0.0
21,000  Franklin Resources,
Inc., 2.950%,
08/12/2051 14,356
0.0
803,000  FS KKR Capital Corp.,
3.400%,
01/15/2026 783,139
0.1
23,000  Globe Life, Inc.,
2.150%,
08/15/2030 19,871
0.0
32,000  Globe Life, Inc.,
4.550%,
09/15/2028 31,985
0.0
23,000  Globe Life, Inc.,
4.800%,
06/15/2032 22,831
0.0
347,000  GLP Capital L.P. /
GLP Financing II, Inc.,
5.375%,
04/15/2026 348,676
0.0
98,000  GLP Capital L.P. /
GLP Financing II, Inc.,
6.250%,
09/15/2054 103,646
0.0
828,000
(3)
Goldman Sachs
Group, Inc., 1.431%,
03/09/2027 792,216
0.1
400,000
(3)
Goldman Sachs
Group, Inc., 2.615%,
04/22/2032 353,604
0.0
473,000
(3)
Goldman Sachs
Group, Inc., 2.640%,
02/24/2028 454,714
0.1
129,000
(3)
Goldman Sachs
Group, Inc., 3.210%,
04/22/2042 102,927
0.0
113,000
(3)
Goldman Sachs
Group, Inc., 3.436%,
02/24/2043 92,076
0.0
400,000  Goldman Sachs
Group, Inc., 3.500%,
11/16/2026 394,091
0.0
400,000  Goldman Sachs
Group, Inc., 3.750%,
05/22/2025 397,654
0.0
400,000  Goldman Sachs
Group, Inc., 3.750%,
02/25/2026 397,558
0.0
400,000
(3)
Goldman Sachs
Group, Inc., 3.814%,
04/23/2029 392,222
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
400,000  Goldman Sachs
Group, Inc., 3.850%,
01/26/2027 $ 396,591
0.0
141,000  Goldman Sachs
Group, Inc., 4.750%,
10/21/2045 137,118
0.0
2,029,000  Goldman Sachs
Group, Inc., 6.750%,
10/01/2037 2,337,415
0.2
88,000  Golub Capital
BDC, Inc., 6.000%,
07/15/2029 89,476
0.0
36,000  Hartford Financial
Services Group, Inc.,
2.800%,
08/19/2029 33,598
0.0
36,000  Hartford Financial
Services Group, Inc.,
2.900%,
09/15/2051 24,407
0.0
47,000  Hartford Financial
Services Group, Inc.,
3.600%,
08/19/2049 36,909
0.0
18,000  Hartford Financial
Services Group, Inc.,
4.300%,
04/15/2043 16,152
0.0
30,000  Hartford Financial
Services Group, Inc.,
4.400%,
03/15/2048 26,942
0.0
18,000  Hartford Financial
Services Group, Inc.,
5.950%,
10/15/2036 19,758
0.0
24,000  Hartford Financial
Services Group, Inc.,
6.100%,
10/01/2041 26,349
0.0
47,000  Healthcare Realty
Holdings L.P., 2.000%,
03/15/2031 39,374
0.0
38,000  Healthcare Realty
Holdings L.P., 3.100%,
02/15/2030 34,938
0.0
35,000  Healthcare Realty
Holdings L.P., 3.500%,
08/01/2026 34,424
0.0
29,000  Healthcare Realty
Holdings L.P., 3.750%,
07/01/2027 28,410
0.0
27,000  Healthpeak OP LLC,
1.350%,
02/01/2027 25,260
0.0
30,000  Healthpeak OP LLC,
2.125%,
12/01/2028 27,481
0.0
36,000  Healthpeak OP LLC,
2.875%,
01/15/2031 32,815
0.0
44,000  Healthpeak OP LLC,
3.000%,
01/15/2030 41,028
0.0
38,000  Healthpeak OP LLC,
3.250%,
07/15/2026 37,366
0.0
38,000  Healthpeak OP LLC,
3.500%,
07/15/2029 36,471
0.0
27,000  Healthpeak OP LLC,
4.000%,
06/01/2025 26,869
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
44,000  Healthpeak OP LLC,
5.250%,
12/15/2032 $ 45,353
0.0
18,000  Healthpeak OP LLC,
6.750%,
02/01/2041 20,555
0.0
20,000  Highwoods Realty L.P.,
2.600%,
02/01/2031 17,063
0.0
23,000  Highwoods Realty L.P.,
3.050%,
02/15/2030 20,709
0.0
17,000  Highwoods Realty L.P.,
3.875%,
03/01/2027 16,629
0.0
20,000  Highwoods Realty L.P.,
4.125%,
03/15/2028 19,418
0.0
20,000  Highwoods Realty L.P.,
4.200%,
04/15/2029 19,338
0.0
20,000  Highwoods Realty L.P.,
7.650%,
02/01/2034 23,007
0.0
35,000  Host Hotels &
Resorts L.P., 5.700%,
07/01/2034 36,155
0.0
23,000  Host Hotels & Resorts
L.P. F, 4.500%,
02/01/2026 22,940
0.0
38,000  Host Hotels & Resorts
L.P. H, 3.375%,
12/15/2029 35,405
0.0
44,000  Host Hotels & Resorts
L.P. I, 3.500%,
09/15/2030 40,829
0.0
26,000  Host Hotels & Resorts
L.P. J, 2.900%,
12/15/2031 22,892
0.0
588,000
(3)
HSBC Holdings PLC,
2.633%,
11/07/2025 586,264
0.1
441,000
(3)
HSBC Holdings PLC,
4.292%,
09/12/2026 439,118
0.0
500,000  HSBC Holdings PLC,
4.375%,
11/23/2026 498,031
0.1
500,000
(3)
HSBC Holdings PLC,
4.583%,
06/19/2029 500,745
0.1
500,000
(3)
HSBC Holdings PLC,
6.000%,
12/31/2199 503,470
0.1
1,831,000  HSBC Holdings PLC,
6.500%,
09/15/2037 2,024,811
0.1
33,000
(3)
Huntington Bancshares,
Inc., 2.487%,
08/15/2036 26,890
0.0
44,000  Huntington Bancshares,
Inc., 2.550%,
02/04/2030 39,744
0.0
44,000
(3)
Huntington Bancshares,
Inc., 4.443%,
08/04/2028 44,069
0.0
24,000
(3)
Huntington Bancshares,
Inc., 5.023%,
05/17/2033 23,867
0.0
95,000
(3)
Huntington Bancshares,
Inc., 5.709%,
02/02/2035 98,936
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
124,000
(3)
Huntington Bancshares,
Inc., 6.208%,
08/21/2029 $ 131,213
0.0
895,000  ING Groep NV, 4.550%,
10/02/2028 901,946
0.1
588,000  Intercontinental
Exchange, Inc.,
1.850%,
09/15/2032 489,005
0.1
74,000  Intercontinental
Exchange, Inc.,
3.000%,
06/15/2050 52,977
0.0
89,000  Intercontinental
Exchange, Inc.,
3.000%,
09/15/2060 59,552
0.0
355,000  Intercontinental
Exchange, Inc.,
4.000%,
09/15/2027 355,716
0.0
48,000  Intercontinental
Exchange, Inc.,
4.950%,
06/15/2052 47,993
0.0
59,000  Intercontinental
Exchange, Inc.,
5.200%,
06/15/2062 60,696
0.0
164,000  Invitation Homes
Operating Partnership
L.P., 4.150%,
04/15/2032 156,755
0.0
29,000  Jackson Financial, Inc.,
3.125%,
11/23/2031 25,347
0.0
29,000  Jackson Financial, Inc.,
4.000%,
11/23/2051 21,238
0.0
23,000  Jackson Financial, Inc.,
5.170%,
06/08/2027 23,363
0.0
20,000  Jackson Financial, Inc.,
5.670%,
06/08/2032 20,792
0.0
588,000  Jefferies Financial
Group, Inc., 4.150%,
01/23/2030 574,379
0.1
160,000
(3)
JPMorgan Chase & Co.,
1.045%,
11/19/2026 153,801
0.0
60,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 56,854
0.0
204,000
(3)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 195,490
0.0
881,000
(3)
JPMorgan Chase & Co.,
1.764%,
11/19/2031 757,587
0.1
588,000
(3)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 557,690
0.1
95,000
(3)
JPMorgan Chase & Co.,
2.525%,
11/19/2041 70,141
0.0
500,000  JPMorgan Chase & Co.,
2.950%,
10/01/2026 490,131
0.1
1,175,000
(3)
JPMorgan Chase & Co.,
2.956%,
05/13/2031 1,081,040
0.1
782,000
(3)
JPMorgan Chase & Co.,
3.109%,
04/22/2041 630,155
0.1
207,000
(3)
JPMorgan Chase & Co.,
3.328%,
04/22/2052 159,707
0.0
588,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 574,357
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
441,000
(3)
JPMorgan Chase & Co.,
3.540%,
05/01/2028 $ 433,097
0.0
588,000
(3)
JPMorgan Chase & Co.,
3.782%,
02/01/2028 581,645
0.1
441,000
(3)
JPMorgan Chase & Co.,
3.882%,
07/24/2038 403,089
0.0
588,000  JPMorgan Chase & Co.,
4.125%,
12/15/2026 587,904
0.1
588,000  JPMorgan Chase & Co.,
4.250%,
10/01/2027 592,203
0.1
175,000
(3)
JPMorgan Chase & Co.,
4.323%,
04/26/2028 175,390
0.0
474,000
(3)
JPMorgan Chase & Co.,
4.912%,
07/25/2033 484,290
0.1
146,000
(3)
JPMorgan Chase & Co.,
5.040%,
01/23/2028 148,460
0.0
1,395,000  JPMorgan Chase & Co.,
5.500%,
10/15/2040 1,494,165
0.1
500,000  Kemper Corp., 4.350%,
02/15/2025 497,685
0.1
500,000  KeyBank NA/Cleveland
OH, BKNT, 3.400%,
05/20/2026 488,664
0.1
105,000
(3)
KeyCorp, 6.401%,
03/06/2035 114,203
0.0
47,000  KeyCorp, MTN, 2.250%,
04/06/2027 44,476
0.0
44,000  KeyCorp, MTN, 2.550%,
10/01/2029 39,884
0.0
44,000  KeyCorp, MTN, 4.100%,
04/30/2028 43,364
0.0
30,000  KeyCorp, MTN, 4.150%,
10/29/2025 29,852
0.0
39,000
(3)
KeyCorp, MTN, 4.789%,
06/01/2033 38,200
0.0
96,000  Kilroy Realty L.P.,
2.500%,
11/15/2032 76,991
0.0
65,000  Kilroy Realty L.P.,
4.250%,
08/15/2029 62,269
0.0
24,000  Kilroy Realty L.P.,
4.375%,
10/01/2025 23,879
0.0
425,000  Kimco Realty OP LLC,
2.700%,
10/01/2030 386,625
0.0
588,000  Korea Development
Bank, 1.000%,
09/09/2026 554,396
0.1
274,000  Korea Development
Bank, 1.625%,
01/19/2031 232,618
0.0
118,000  Kreditanstalt fuer
Wiederaufbau, 0.750%,
09/30/2030 99,917
0.0
178,000  Kreditanstalt fuer
Wiederaufbau, 1.000%,
10/01/2026 168,908
0.0
118,000  Kreditanstalt fuer
Wiederaufbau, 1.750%,
09/14/2029 108,194
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
178,000
(1)
Kreditanstalt fuer
Wiederaufbau, 2.875%,
04/03/2028 $ 173,918
0.0
296,000  Kreditanstalt fuer
Wiederaufbau, 3.000%,
05/20/2027 291,425
0.0
237,000  Kreditanstalt fuer
Wiederaufbau, 3.750%,
02/15/2028 238,260
0.0
237,000  Kreditanstalt fuer
Wiederaufbau, 3.875%,
06/15/2028 239,363
0.0
296,000  Kreditanstalt fuer
Wiederaufbau, 4.000%,
03/15/2029 300,943
0.0
118,000
(5)
Kreditanstalt fuer
Wiederaufbau, 4.040%,
04/18/2036 74,662
0.0
118,000
(5)
Kreditanstalt fuer
Wiederaufbau, 4.070%,
06/29/2037 70,975
0.0
237,000
(1)
Kreditanstalt fuer
Wiederaufbau, 4.125%,
07/15/2033 241,974
0.0
296,000  Kreditanstalt fuer
Wiederaufbau, 4.375%,
03/01/2027 301,109
0.0
118,000  Kreditanstalt fuer
Wiederaufbau, 4.375%,
02/28/2034 122,928
0.0
296,000  Kreditanstalt fuer
Wiederaufbau, 4.625%,
08/07/2026 300,820
0.0
118,000  Kreditanstalt fuer
Wiederaufbau, 4.750%,
10/29/2030 125,027
0.0
1,763,000  Landwirtschaftliche
Rentenbank, 0.875%,
09/03/2030 1,501,371
0.1
17,000  Lazard Group LLC,
3.625%,
03/01/2027 16,646
0.0
29,000  Lazard Group LLC,
4.375%,
03/11/2029 28,765
0.0
29,000  Lazard Group LLC,
4.500%,
09/19/2028 28,884
0.0
23,000  Lazard Group LLC,
6.000%,
03/15/2031 24,264
0.0
26,000  Legg Mason, Inc.,
4.750%,
03/15/2026 26,194
0.0
32,000  Legg Mason, Inc.,
5.625%,
01/15/2044 33,453
0.0
30,000  Lincoln National Corp.,
3.050%,
01/15/2030 27,848
0.0
30,000
(1)
Lincoln National Corp.,
3.400%,
01/15/2031 27,796
0.0
18,000  Lincoln National Corp.,
3.400%,
03/01/2032 16,414
0.0
24,000  Lincoln National Corp.,
3.625%,
12/12/2026 23,695
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
30,000  Lincoln National Corp.,
3.800%,
03/01/2028 $ 29,466
0.0
27,000  Lincoln National Corp.,
4.350%,
03/01/2048 22,153
0.0
18,000  Lincoln National Corp.,
4.375%,
06/15/2050 14,797
0.0
21,000  Lincoln National Corp.,
5.852%,
03/15/2034 22,120
0.0
22,000  Lincoln National Corp.,
6.300%,
10/09/2037 24,064
0.0
30,000  Lincoln National Corp.,
7.000%,
06/15/2040 34,477
0.0
500,000
(3)
Lloyds Banking
Group PLC, 3.574%,
11/07/2028 487,199
0.1
256,000  Lloyds Banking
Group PLC, 4.550%,
08/16/2028 257,587
0.0
500,000  Lloyds Banking
Group PLC, 4.650%,
03/24/2026 499,250
0.1
270,000  Lloyds Banking
Group PLC, 5.300%,
12/01/2045 267,693
0.0
250,000  Loews Corp., 3.750%,
04/01/2026 248,672
0.0
29,000  LPL Holdings, Inc.,
5.700%,
05/20/2027 29,648
0.0
29,000  LPL Holdings, Inc.,
6.000%,
05/20/2034 30,328
0.0
44,000  LPL Holdings, Inc.,
6.750%,
11/17/2028 47,340
0.0
279,000
(3)
M&T Bank Corp.,
7.413%,
10/30/2029 305,674
0.0
128,000
(3)
Manulife Financial
Corp., 4.061%,
02/24/2032 126,150
0.0
59,000  Manulife Financial
Corp., 4.150%,
03/04/2026 58,883
0.0
31,000  Manulife Financial
Corp., 5.375%,
03/04/2046 32,207
0.0
18,000  Markel Group, Inc.,
3.350%,
09/17/2029 17,094
0.0
36,000  Markel Group, Inc.,
3.450%,
05/07/2052 25,607
0.0
18,000  Markel Group, Inc.,
3.500%,
11/01/2027 17,600
0.0
30,000  Markel Group, Inc.,
4.150%,
09/17/2050 24,628
0.0
18,000  Markel Group, Inc.,
4.300%,
11/01/2047 15,244
0.0
30,000  Markel Group, Inc.,
5.000%,
04/05/2046 27,962
0.0
36,000  Markel Group, Inc.,
5.000%,
05/20/2049 33,806
0.0
31,000  Markel Group, Inc.,
6.000%,
05/16/2054 33,004
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
448,000  Marsh & McLennan
Cos., Inc., 2.250%,
11/15/2030 $ 401,166
0.0
367,000  Marsh & McLennan
Cos., Inc., 2.900%,
12/15/2051 247,442
0.0
320,000  Mastercard, Inc.,
2.950%,
03/15/2051 228,175
0.0
420,000  Mastercard, Inc.,
3.500%,
02/26/2028 414,944
0.0
3,000  Mastercard, Inc.,
3.800%,
11/21/2046 2,561
0.0
43,000  Mastercard, Inc.,
4.875%,
05/09/2034 44,498
0.0
200,000  MetLife, Inc., 4.050%,
03/01/2045 174,564
0.0
129,000  MetLife, Inc., 4.125%,
08/13/2042 115,354
0.0
300,000  MetLife, Inc., 4.721%,
12/15/2044 284,951
0.0
59,000  MetLife, Inc., 5.000%,
07/15/2052 58,469
0.0
179,000
(1)
Mid-America
Apartments L.P.,
1.700%,
02/15/2031 152,011
0.0
360,000  Mitsubishi UFJ Financial
Group, Inc., 3.287%,
07/25/2027 352,940
0.0
85,000  Mitsubishi UFJ Financial
Group, Inc., 3.677%,
02/22/2027 84,260
0.0
535,000
(1)
Mitsubishi UFJ Financial
Group, Inc., 3.741%,
03/07/2029 526,153
0.1
465,000  Mitsubishi UFJ Financial
Group, Inc., 3.961%,
03/02/2028 462,893
0.1
360,000  Mitsubishi UFJ Financial
Group, Inc., 4.050%,
09/11/2028 359,185
0.0
180,000  Mitsubishi UFJ Financial
Group, Inc., 4.153%,
03/07/2039 170,254
0.0
180,000  Mitsubishi UFJ Financial
Group, Inc., 4.286%,
07/26/2038 174,309
0.0
1,395,000
(3)
Mizuho Financial
Group, Inc., 4.254%,
09/11/2029 1,385,505
0.1
734,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 702,589
0.1
178,000
(3)
Morgan Stanley,
2.484%,
09/16/2036 148,997
0.0
148,000
(3)
Morgan Stanley,
2.943%,
01/21/2033 132,243
0.0
500,000
(3)
Morgan Stanley,
3.217%,
04/22/2042 403,478
0.0
1,028,000
(3)
Morgan Stanley,
3.591%,
07/22/2028 1,007,437
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
441,000  Morgan Stanley,
3.625%,
01/20/2027 $ 437,080
0.0
441,000  Morgan Stanley,
3.950%,
04/23/2027 436,680
0.0
118,000
(3)
Morgan Stanley,
3.971%,
07/22/2038 107,004
0.0
148,000  Morgan Stanley,
4.300%,
01/27/2045 136,456
0.0
588,000  Morgan Stanley,
5.000%,
11/24/2025 591,064
0.1
133,000
(3)
Morgan Stanley,
5.173%,
01/16/2030 137,136
0.0
133,000
(3)
Morgan Stanley,
5.449%,
07/20/2029 138,237
0.0
148,000
(3)
Morgan Stanley,
5.466%,
01/18/2035 154,804
0.0
92,000
(3)
Morgan Stanley,
6.296%,
10/18/2028 97,285
0.0
118,000
(3)
Morgan Stanley,
6.407%,
11/01/2029 126,831
0.0
58,000  Morgan Stanley,
7.250%,
04/01/2032 68,911
0.0
513,000
(3)
Morgan Stanley, GMTN,
2.239%,
07/21/2032 441,821
0.0
588,000
(3)
Morgan Stanley, GMTN,
3.772%,
01/24/2029 578,416
0.1
500,000  Morgan Stanley, GMTN,
3.875%,
01/27/2026 497,960
0.1
441,000  Morgan Stanley, GMTN,
4.000%,
07/23/2025 439,681
0.0
500,000  Morgan Stanley, GMTN,
4.350%,
09/08/2026 501,441
0.1
132,000
(3)
Morgan Stanley, GMTN,
5.597%,
03/24/2051 144,673
0.0
118,000
(3)
Morgan Stanley, MTN,
2.802%,
01/25/2052 81,525
0.0
358,000  Morgan Stanley, MTN,
3.125%,
07/27/2026 351,793
0.0
133,000  Morgan Stanley, MTN,
4.375%,
01/22/2047 122,905
0.0
1,141,000
(3)
Morgan Stanley, MTN,
5.250%,
04/21/2034 1,178,857
0.1
38,000  Nasdaq, Inc., 1.650%,
01/15/2031 32,295
0.0
38,000  Nasdaq, Inc., 2.500%,
12/21/2040 27,034
0.0
29,000  Nasdaq, Inc., 3.250%,
04/28/2050 21,009
0.0
29,000  Nasdaq, Inc., 3.850%,
06/30/2026 28,814
0.0
32,000  Nasdaq, Inc., 3.950%,
03/07/2052 25,768
0.0
58,000  Nasdaq, Inc., 5.350%,
06/28/2028 60,275
0.0
73,000  Nasdaq, Inc., 5.550%,
02/15/2034 77,040
0.0
44,000  Nasdaq, Inc., 5.950%,
08/15/2053 47,927
0.0
44,000  Nasdaq, Inc., 6.100%,
06/28/2063 48,524
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
500,000  National Australia Bank
Ltd./New York, 2.500%,
07/12/2026 $ 487,580
0.1
23,000  Nationwide Financial
Services, Inc., 6.750%,
05/15/2087 23,581
0.0
588,000
(3)
NatWest Group PLC,
3.073%,
05/22/2028 568,306
0.1
500,000  NatWest Group PLC,
4.800%,
04/05/2026 502,479
0.1
220,000
(3)
NatWest Group PLC,
5.778%,
03/01/2035 234,043
0.0
24,000  NNN REIT, Inc.,
2.500%,
04/15/2030 21,581
0.0
27,000  NNN REIT, Inc.,
3.000%,
04/15/2052 17,922
0.0
18,000  NNN REIT, Inc.,
3.100%,
04/15/2050 12,411
0.0
24,000  NNN REIT, Inc.,
3.500%,
10/15/2027 23,464
0.0
27,000  NNN REIT, Inc.,
3.500%,
04/15/2051 19,952
0.0
21,000  NNN REIT, Inc.,
3.600%,
12/15/2026 20,738
0.0
24,000  NNN REIT, Inc.,
4.000%,
11/15/2025 23,846
0.0
24,000  NNN REIT, Inc.,
4.300%,
10/15/2028 23,873
0.0
18,000  NNN REIT, Inc.,
4.800%,
10/15/2048 16,420
0.0
30,000  NNN REIT, Inc.,
5.600%,
10/15/2033 31,442
0.0
200,000  Nomura Holdings, Inc.,
1.653%,
07/14/2026 190,555
0.0
351,000  Nomura Holdings, Inc.,
2.679%,
07/16/2030 314,367
0.0
346,000  Nomura Holdings, Inc.,
5.842%,
01/18/2028 359,599
0.0
59,000  Northern Trust Corp.,
1.950%,
05/01/2030 52,607
0.0
30,000  Northern Trust Corp.,
3.150%,
05/03/2029 28,950
0.0
21,000
(3)
Northern Trust Corp.,
3.375%,
05/08/2032 20,447
0.0
30,000  Northern Trust Corp.,
3.650%,
08/03/2028 29,689
0.0
44,000  Northern Trust Corp.,
3.950%,
10/30/2025 43,846
0.0
59,000  Northern Trust Corp.,
4.000%,
05/10/2027 59,104
0.0
59,000
(1)
Northern Trust Corp.,
6.125%,
11/02/2032 65,171
0.0
1,763,000
(1)
Oesterreichische
Kontrollbank AG,
GMTN, 0.500%,
02/02/2026 1,684,350
0.1
38,000  Old Republic
International Corp.,
3.850%,
06/11/2051 28,847
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
32,000  Old Republic
International Corp.,
3.875%,
08/26/2026 $ 31,691
0.0
23,000  Old Republic
International Corp.,
5.750%,
03/28/2034 24,137
0.0
41,000  Omega Healthcare
Investors, Inc., 3.250%,
04/15/2033 35,305
0.0
41,000  Omega Healthcare
Investors, Inc., 3.375%,
02/01/2031 37,380
0.0
30,000  Omega Healthcare
Investors, Inc., 3.625%,
10/01/2029 28,287
0.0
41,000  Omega Healthcare
Investors, Inc., 4.500%,
04/01/2027 40,806
0.0
33,000  Omega Healthcare
Investors, Inc., 4.750%,
01/15/2028 32,955
0.0
36,000  Omega Healthcare
Investors, Inc., 5.250%,
01/15/2026 36,143
0.0
138,000  ORIX Corp., 2.250%,
03/09/2031 119,441
0.0
17,000  Piedmont Operating
Partnership L.P.,
2.750%,
04/01/2032 13,797
0.0
17,000  Piedmont Operating
Partnership L.P.,
3.150%,
08/15/2030 14,833
0.0
23,000  Piedmont Operating
Partnership L.P.,
6.875%,
07/15/2029 24,184
0.0
35,000  Piedmont Operating
Partnership L.P.,
9.250%,
07/20/2028 39,187
0.0
441,000  PNC Bank NA, 3.100%,
10/25/2027 427,760
0.0
500,000  PNC Bank NA, 3.250%,
01/22/2028 484,033
0.1
588,000
(3)
PNC Financial Services
Group, Inc., 2.307%,
04/23/2032 512,965
0.1
105,000
(3)
PNC Financial Services
Group, Inc., 5.401%,
07/23/2035 109,536
0.0
345,000
(3)
PNC Financial Services
Group, Inc., 5.582%,
06/12/2029 359,194
0.0
341,000  Principal Financial
Group, Inc., 2.125%,
06/15/2030 301,493
0.0
588,000  Private Export Funding
Corp. NN, 3.250%,
06/15/2025 583,776
0.1
30,000  Progressive Corp.,
2.450%,
01/15/2027 29,006
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
30,000  Progressive Corp.,
2.500%,
03/15/2027 $ 28,947
0.0
30,000  Progressive Corp.,
3.000%,
03/15/2032 27,524
0.0
30,000  Progressive Corp.,
3.200%,
03/26/2030 28,588
0.0
24,000  Progressive Corp.,
3.700%,
01/26/2045 19,863
0.0
30,000  Progressive Corp.,
3.700%,
03/15/2052 24,181
0.0
30,000  Progressive Corp.,
3.950%,
03/26/2050 25,469
0.0
33,000  Progressive Corp.,
4.000%,
03/01/2029 32,939
0.0
50,000  Progressive Corp.,
4.125%,
04/15/2047 44,166
0.0
36,000  Progressive Corp.,
4.200%,
03/15/2048 31,985
0.0
21,000  Progressive Corp.,
4.350%,
04/25/2044 19,369
0.0
30,000  Progressive Corp.,
4.950%,
06/15/2033 31,142
0.0
24,000  Progressive Corp.,
6.250%,
12/01/2032 27,006
0.0
18,000  Progressive Corp.,
6.625%,
03/01/2029 19,818
0.0
588,000  Prologis L.P., 1.750%,
07/01/2030 513,410
0.1
30,000  Prologis L.P., 2.125%,
10/15/2050 17,146
0.0
41,000  Prologis L.P., 3.000%,
04/15/2050 28,742
0.0
19,000  Prologis L.P., 3.050%,
03/01/2050 13,305
0.0
441,000  Prologis L.P., 3.250%,
10/01/2026 434,330
0.0
58,000  Prologis L.P., 4.375%,
09/15/2048 52,211
0.0
19,000  Prologis L.P., 5.250%,
06/15/2053 19,278
0.0
27,000  Prologis L.P., 5.250%,
03/15/2054 27,451
0.0
47,000
(3)
Prudential Financial,
Inc., 3.700%,
10/01/2050 43,451
0.0
53,000  Prudential Financial,
Inc., 3.905%,
12/07/2047 44,136
0.0
62,000  Prudential Financial,
Inc., 3.935%,
12/07/2049 51,333
0.0
44,000
(1)(3)
Prudential Financial,
Inc., 4.500%,
09/15/2047 43,452
0.0
59,000
(3)
Prudential Financial,
Inc., 5.125%,
03/01/2052 58,656
0.0
59,000
(3)
Prudential Financial,
Inc., 5.375%,
05/15/2045 58,804
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
59,000
(3)
Prudential Financial,
Inc., 5.700%,
09/15/2048 $ 59,793
0.0
71,000
(3)
Prudential Financial,
Inc., 6.000%,
09/01/2052 73,703
0.0
59,000
(3)
Prudential Financial,
Inc., 6.500%,
03/15/2054 63,204
0.0
30,000
(3)
Prudential Financial,
Inc., 6.750%,
03/01/2053 32,619
0.0
30,000  Prudential Financial,
Inc., MTN, 1.500%,
03/10/2026 28,948
0.0
30,000  Prudential Financial,
Inc., MTN, 2.100%,
03/10/2030 27,110
0.0
30,000  Prudential Financial,
Inc., MTN, 3.000%,
03/10/2040 23,779
0.0
89,000  Prudential Financial,
Inc., MTN, 3.700%,
03/13/2051 70,522
0.0
23,000  Prudential Financial,
Inc., MTN, 3.878%,
03/27/2028 22,823
0.0
59,000  Prudential Financial,
Inc., MTN, 4.350%,
02/25/2050 52,461
0.0
24,000  Prudential Financial,
Inc., MTN, 4.418%,
03/27/2048 21,395
0.0
44,000  Prudential Financial,
Inc., MTN, 4.600%,
05/15/2044 41,643
0.0
44,000  Prudential Financial,
Inc., MTN, 5.700%,
12/14/2036 48,024
0.0
22,000  Prudential Financial,
Inc., MTN, 6.625%,
12/01/2037 25,689
0.0
21,000  Prudential Financial,
Inc., MTN, 6.625%,
06/21/2040 24,173
0.0
22,000  Prudential Financial,
Inc., MTNB, 5.750%,
07/15/2033 24,367
0.0
38,000  Public Storage
Operating Co., 1.500%,
11/09/2026 36,079
0.0
190,000  Public Storage
Operating Co., 1.850%,
05/01/2028 176,005
0.0
250,000  Public Storage
Operating Co., 2.300%,
05/01/2031 222,236
0.0
30,000  Public Storage
Operating Co., 3.094%,
09/15/2027 29,265
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
44,000  Raymond James
Financial, Inc., 3.750%,
04/01/2051 $ 34,599
0.0
30,000  Raymond James
Financial, Inc., 4.650%,
04/01/2030 30,712
0.0
47,000  Raymond James
Financial, Inc., 4.950%,
07/15/2046 45,469
0.0
654,000  Realty Income Corp.,
3.250%,
01/15/2031 610,332
0.1
249,000  Realty Income Corp.,
4.125%,
10/15/2026 248,697
0.0
25,000  Regency Centers L.P.,
2.950%,
09/15/2029 23,396
0.0
31,000  Regency Centers L.P.,
3.600%,
02/01/2027 30,515
0.0
36,000  Regency Centers L.P.,
3.700%,
06/15/2030 34,653
0.0
18,000  Regency Centers L.P.,
4.125%,
03/15/2028 17,891
0.0
25,000  Regency Centers L.P.,
4.400%,
02/01/2047 21,965
0.0
18,000  Regency Centers L.P.,
4.650%,
03/15/2049 16,189
0.0
24,000  Regency Centers L.P.,
5.250%,
01/15/2034 24,790
0.0
646,000  Regions Financial
Corp., 2.250%,
05/18/2025 634,741
0.1
35,000  Reinsurance Group of
America, Inc., 3.150%,
06/15/2030 32,641
0.0
35,000  Reinsurance Group of
America, Inc., 3.900%,
05/15/2029 34,198
0.0
23,000  Reinsurance Group of
America, Inc., 3.950%,
09/15/2026 22,873
0.0
38,000  Reinsurance Group of
America, Inc., 5.750%,
09/15/2034 40,048
0.0
23,000  Reinsurance Group of
America, Inc., 6.000%,
09/15/2033 24,664
0.0
17,000  RenaissanceRe
Finance, Inc., 3.450%,
07/01/2027 16,671
0.0
23,000  RenaissanceRe
Holdings Ltd., 3.600%,
04/15/2029 22,344
0.0
44,000  RenaissanceRe
Holdings Ltd., 5.750%,
06/05/2033 46,211
0.0
105,000  Royal Bank of Canada,
1.200%,
04/27/2026 100,525
0.0
90,000  Royal Bank of Canada,
3.375%,
04/14/2025 89,427
0.0
75,000  Royal Bank of Canada,
3.625%,
05/04/2027 74,307
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
65,000  Royal Bank of Canada,
3.875%,
05/04/2032 $ 62,776
0.0
30,000
(1)
Royal Bank of Canada,
FXD, 2.050%,
01/21/2027 28,754
0.0
65,000  Royal Bank of Canada,
GMTN, 0.750%,
10/07/2024 64,954
0.0
78,000  Royal Bank of Canada,
GMTN, 0.875%,
01/20/2026 74,871
0.0
45,000  Royal Bank of Canada,
GMTN, 1.150%,
07/14/2026 42,734
0.0
55,000  Royal Bank of Canada,
GMTN, 1.400%,
11/02/2026 52,149
0.0
65,000
(1)
Royal Bank of Canada,
GMTN, 1.600%,
01/21/2025 64,340
0.0
95,000  Royal Bank of Canada,
GMTN, 2.250%,
11/01/2024 94,777
0.0
95,000  Royal Bank of Canada,
GMTN, 2.300%,
11/03/2031 83,138
0.0
80,000  Royal Bank of Canada,
GMTN, 4.240%,
08/03/2027 80,506
0.0
95,000  Royal Bank of Canada,
GMTN, 4.650%,
01/27/2026 95,207
0.0
65,000  Royal Bank of Canada,
GMTN, 4.875%,
01/12/2026 65,648
0.0
45,000  Royal Bank of Canada,
GMTN, 4.900%,
01/12/2028 46,087
0.0
100,000  Royal Bank of Canada,
GMTN, 4.950%,
04/25/2025 100,145
0.0
105,000  Royal Bank of Canada,
GMTN, 5.000%,
02/01/2033 108,691
0.0
55,000  Royal Bank of Canada,
GMTN, 5.000%,
05/02/2033 56,942
0.0
124,000  Royal Bank of Canada,
GMTN, 5.150%,
02/01/2034 129,005
0.0
65,000  Royal Bank of Canada,
GMTN, 5.200%,
07/20/2026 66,405
0.0
65,000  Royal Bank of Canada,
GMTN, 5.200%,
08/01/2028 67,559
0.0
95,000  Royal Bank of Canada,
MTN, 1.150%,
06/10/2025 92,844
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
75,000  Royal Bank of Canada,
MTN, 5.660%,
10/25/2024 $ 75,030
0.0
85,000  Royal Bank of Canada,
MTN, 6.000%,
11/01/2027 89,730
0.0
47,000  Sabra Health Care L.P.,
3.200%,
12/01/2031 41,391
0.0
20,000  Sabra Health Care L.P.,
3.900%,
10/15/2029 18,959
0.0
29,000  Sabra Health Care L.P.,
5.125%,
08/15/2026 29,178
0.0
23,000  Safehold GL Holdings
LLC, 2.800%,
06/15/2031 20,241
0.0
20,000  Safehold GL Holdings
LLC, 2.850%,
01/15/2032 17,301
0.0
17,000  Safehold GL Holdings
LLC, 6.100%,
04/01/2034 17,973
0.0
645,000  Santander Holdings
USA, Inc., 4.500%,
07/17/2025 642,054
0.1
133,000
(3)
Santander Holdings
USA, Inc., 6.342%,
05/31/2035 139,588
0.0
397,000
(3)
Santander UK Group
Holdings PLC, 2.469%,
01/11/2028 378,247
0.0
603,000  Simon Property
Group L.P., 2.650%,
07/15/2030 553,188
0.1
44,000  Simon Property
Group L.P., 3.375%,
06/15/2027 43,316
0.0
65,000  Simon Property
Group L.P., 3.500%,
09/01/2025 64,458
0.0
276,000  Simon Property
Group L.P., 4.250%,
10/01/2044 241,740
0.0
441,000
(3)
State Street Corp.,
1.746%,
02/06/2026 435,857
0.0
441,000  State Street Corp.,
2.200%,
03/03/2031 390,467
0.0
500,000  State Street Corp.,
3.550%,
08/18/2025 497,200
0.1
22,000  STORE Capital Corp.,
2.700%,
12/01/2031 18,736
0.0
20,000  Store Capital LLC,
2.750%,
11/18/2030 17,503
0.0
20,000  Store Capital LLC,
4.500%,
03/15/2028 19,633
0.0
20,000  Store Capital LLC,
4.625%,
03/15/2029 19,616
0.0
259,000  Sumitomo Mitsui
Financial Group, Inc.,
2.142%,
09/23/2030 226,929
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
133,000  Sumitomo Mitsui
Financial Group, Inc.,
2.632%,
07/14/2026 $ 129,440
0.0
175,000  Sumitomo Mitsui
Financial Group, Inc.,
2.930%,
09/17/2041 134,297
0.0
190,000  Sumitomo Mitsui
Financial Group, Inc.,
3.010%,
10/19/2026 185,502
0.0
344,000  Sumitomo Mitsui
Financial Group, Inc.,
3.202%,
09/17/2029 324,829
0.0
155,000  Sumitomo Mitsui
Financial Group, Inc.,
3.352%,
10/18/2027 151,425
0.0
360,000  Sumitomo Mitsui
Financial Group, Inc.,
3.364%,
07/12/2027 353,205
0.0
260,000  Sumitomo Mitsui
Financial Group, Inc.,
3.446%,
01/11/2027 255,991
0.0
155,000  Sumitomo Mitsui
Financial Group, Inc.,
3.544%,
01/17/2028 151,615
0.0
89,000  Sumitomo Mitsui
Financial Group, Inc.,
3.784%,
03/09/2026 88,435
0.0
155,000
(1)
Sumitomo Mitsui
Financial Group, Inc.,
3.944%,
07/19/2028 153,865
0.0
135,000  Sumitomo Mitsui
Financial Group, Inc.,
4.306%,
10/16/2028 136,041
0.0
205,000  Sumitomo Mitsui
Financial Group, Inc.,
6.184%,
07/13/2043 234,143
0.0
27,000  Sun Communities
Operating L.P., 2.300%,
11/01/2028 24,649
0.0
44,000  Sun Communities
Operating L.P., 2.700%,
07/15/2031 38,501
0.0
36,000  Sun Communities
Operating L.P., 4.200%,
04/15/2032 34,032
0.0
30,000  Sun Communities
Operating L.P., 5.500%,
01/15/2029 30,901
0.0
24,000  Sun Communities
Operating L.P., 5.700%,
01/15/2033 24,759
0.0
97,000  Synchrony Financial,
2.875%,
10/28/2031 82,408
0.0
250,000  Synchrony Financial,
4.500%,
07/23/2025 248,610
0.0
44,000
(1)(3)
Synchrony Financial,
5.935%,
08/02/2030 45,223
0.0
109,000  Tanger Properties L.P.,
3.125%,
09/01/2026 105,771
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
30,000  Toronto-Dominion Bank,
1.250%,
12/13/2024 $ 29,776
0.0
50,000  Toronto-Dominion Bank,
1.450%,
01/10/2025 49,535
0.0
95,000
(3)
Toronto-Dominion Bank,
3.625%,
09/15/2031 93,238
0.0
105,000  Toronto-Dominion Bank,
3.766%,
06/06/2025 104,437
0.0
95,000  Toronto-Dominion Bank,
4.108%,
06/08/2027 95,006
0.0
125,000
(1)
Toronto-Dominion Bank,
4.456%,
06/08/2032 124,227
0.0
45,000  Toronto-Dominion Bank,
5.103%,
01/09/2026 45,505
0.0
80,000  Toronto-Dominion Bank,
5.156%,
01/10/2028 82,420
0.0
46,000
(1)
Toronto-Dominion
Bank, FXD, 1.950%,
01/12/2027 44,098
0.0
40,000  Toronto-Dominion
Bank, GMTN, 2.450%,
01/12/2032 35,065
0.0
65,000  Toronto-Dominion
Bank, MTN, 0.750%,
09/11/2025 62,919
0.0
80,000  Toronto-Dominion
Bank, MTN, 0.750%,
01/06/2026 76,675
0.0
65,000  Toronto-Dominion
Bank, MTN, 1.150%,
06/12/2025 63,503
0.0
80,000  Toronto-Dominion
Bank, MTN, 1.200%,
06/03/2026 76,307
0.0
90,000  Toronto-Dominion
Bank, MTN, 1.250%,
09/10/2026 85,434
0.0
55,000
(1)
Toronto-Dominion
Bank, MTN, 2.000%,
09/10/2031 47,715
0.0
70,000  Toronto-Dominion
Bank, MTN, 2.800%,
03/10/2027 67,877
0.0
95,000  Toronto-Dominion
Bank, MTN, 3.200%,
03/10/2032 87,089
0.0
95,000  Toronto-Dominion
Bank, MTN, 4.693%,
09/15/2027 96,538
0.0
80,000  Toronto-Dominion
Bank, MTN, 5.523%,
07/17/2028 83,721
0.0
115,000  Toronto-Dominion
Bank, MTN, 5.532%,
07/17/2026 118,008
0.0
21,000  Transatlantic Holdings,
Inc., 8.000%,
11/30/2039 27,621
0.0
30,000  Travelers Cos., Inc.,
2.550%,
04/27/2050 19,522
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
410,000  Travelers Cos., Inc.,
4.000%,
05/30/2047 $ 355,474
0.0
500,000  Truist Bank, 3.300%,
05/15/2026 491,152
0.1
250,000  Truist Bank, 3.625%,
09/16/2025 247,313
0.0
400,000  Truist Bank, 3.800%,
10/30/2026 394,546
0.0
588,000  Truist Financial
Corp., MTN, 1.125%,
08/03/2027 540,477
0.1
500,000
(3)
Truist Financial
Corp., MTN, 1.267%,
03/02/2027 476,891
0.1
78,000
(3)
Truist Financial
Corp., MTN, 5.122%,
01/26/2034 78,884
0.0
106,000
(3)
Truist Financial
Corp., MTN, 5.711%,
01/24/2035 111,710
0.0
89,000  UDR, Inc., 3.000%,
08/15/2031 81,171
0.0
108,000  UDR, Inc., MTN,
3.200%,
01/15/2030 101,541
0.0
15,000  UDR, Inc., MTN,
4.400%,
01/26/2029 14,960
0.0
24,000  Unum Group, 4.000%,
06/15/2029 23,541
0.0
36,000  Unum Group, 4.125%,
06/15/2051 28,439
0.0
27,000  Unum Group, 4.500%,
12/15/2049 23,011
0.0
30,000  Unum Group, 5.750%,
08/15/2042 30,765
0.0
1,175,000  US Bancor p, MTN,
1.375%,
07/22/2030 1,003,730
0.1
325,000
(3)
US Bancorp, MTN,
2.215%,
01/27/2028 310,362
0.0
441,000  US Bancorp, X, 3.150%,
04/27/2027 432,267
0.0
29,000  Ventas Realty L.P.,
2.500%,
09/01/2031 25,205
0.0
38,000  Ventas Realty L.P.,
3.000%,
01/15/2030 35,214
0.0
26,000  Ventas Realty L.P.,
3.250%,
10/15/2026 25,401
0.0
23,000  Ventas Realty L.P.,
3.850%,
04/01/2027 22,711
0.0
38,000  Ventas Realty L.P.,
4.000%,
03/01/2028 37,521
0.0
29,000  Ventas Realty L.P.,
4.125%,
01/15/2026 28,871
0.0
17,000  Ventas Realty L.P.,
4.375%,
02/01/2045 14,881
0.0
44,000  Ventas Realty L.P.,
4.400%,
01/15/2029 43,888
0.0
29,000  Ventas Realty L.P.,
4.750%,
11/15/2030 29,280
0.0
17,000  Ventas Realty L.P.,
4.875%,
04/15/2049 15,861
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
29,000  Ventas Realty L.P.,
5.625%,
07/01/2034 $ 30,534
0.0
17,000  Ventas Realty L.P.,
5.700%,
09/30/2043 17,571
0.0
306,000  VICI Properties L.P.,
5.125%,
05/15/2032 307,507
0.0
133,000
(1)
Visa, Inc., 2.050%,
04/15/2030 120,442
0.0
72,000  Visa, Inc., 2.700%,
04/15/2040 56,670
0.0
441,000
(1)
Visa, Inc., 2.750%,
09/15/2027 428,923
0.0
350,000  Visa, Inc., 4.300%,
12/14/2045 326,320
0.0
21,000  W R Berkley Corp.,
3.150%,
09/30/2061 13,729
0.0
24,000  W R Berkley Corp.,
3.550%,
03/30/2052 18,086
0.0
28,000  W R Berkley Corp.,
4.000%,
05/12/2050 23,130
0.0
21,000  W R Berkley Corp.,
4.750%,
08/01/2044 19,729
0.0
55,000  Wachovia Corp.,
5.500%,
08/01/2035 57,311
0.0
20,000
(3)
Wachovia Corp.,
7.574%,
08/01/2026 21,089
0.0
205,000
(3)
Wells Fargo & Co.,
2.188%,
04/30/2026 201,700
0.0
235,000  Wells Fargo & Co.,
3.000%,
04/22/2026 230,972
0.0
238,000  Wells Fargo & Co.,
3.000%,
10/23/2026 232,672
0.0
237,000
(3)
Wells Fargo & Co.,
3.068%,
04/30/2041 187,074
0.0
135,000  Wells Fargo & Co.,
3.900%,
05/01/2045 115,605
0.0
30,000  Wells Fargo & Co.,
5.375%,
02/07/2035 31,743
0.0
125,000  Wells Fargo & Co.,
5.375%,
11/02/2043 126,102
0.0
162,000
(3)
Wells Fargo & Co.,
5.389%,
04/24/2034 168,105
0.0
163,000  Wells Fargo & Co.,
5.606%,
01/15/2044 168,536
0.0
35,000  Wells Fargo & Co.,
5.950%,
12/01/2086 36,894
0.0
170,000  Wells Fargo & Co.,
GMTN, 4.300%,
07/22/2027 170,418
0.0
138,000  Wells Fargo & Co.,
GMTN, 4.900%,
11/17/2045 129,539
0.0
205,000
(3)
Wells Fargo & Co.,
MTN, 2.164%,
02/11/2026 202,792
0.0
220,000
(3)
Wells Fargo & Co.,
MTN, 2.393%,
06/02/2028 209,227
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
205,000
(3)
Wells Fargo & Co.,
MTN, 2.406%,
10/30/2025 $ 204,445
0.0
205,000
(3)
Wells Fargo & Co.,
MTN, 2.572%,
02/11/2031 186,225
0.0
88,000
(3)
Wells Fargo & Co.,
MTN, 2.879%,
10/30/2030 81,656
0.0
170,000  Wells Fargo & Co.,
MTN, 3.000%,
02/19/2025 168,779
0.0
170,000
(3)
Wells Fargo & Co.,
MTN, 3.196%,
06/17/2027 166,783
0.0
270,000
(3)
Wells Fargo & Co.,
MTN, 3.350%,
03/02/2033 246,911
0.0
270,000
(3)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 264,943
0.0
170,000  Wells Fargo & Co.,
MTN, 3.550%,
09/29/2025 168,601
0.0
203,000
(3)
Wells Fargo & Co.,
MTN, 3.584%,
05/22/2028 199,094
0.0
185,000
(3)
Wells Fargo & Co.,
MTN, 3.908%,
04/25/2026 183,859
0.0
165,000  Wells Fargo & Co.,
MTN, 4.100%,
06/03/2026 164,508
0.0
170,000  Wells Fargo & Co.,
MTN, 4.150%,
01/24/2029 169,537
0.0
135,000  Wells Fargo & Co.,
MTN, 4.400%,
06/14/2046 118,264
0.0
170,000
(3)
Wells Fargo & Co.,
MTN, 4.478%,
04/04/2031 170,263
0.0
135,000
(3)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 134,797
0.0
220,000
(3)
Wells Fargo & Co.,
MTN, 4.611%,
04/25/2053 203,536
0.0
135,000  Wells Fargo & Co.,
MTN, 4.650%,
11/04/2044 123,419
0.0
135,000  Wells Fargo & Co.,
MTN, 4.750%,
12/07/2046 123,853
0.0
205,000
(3)
Wells Fargo & Co.,
MTN, 4.808%,
07/25/2028 207,440
0.0
290,000
(3)
Wells Fargo & Co.,
MTN, 4.897%,
07/25/2033 293,422
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
583,000
(3)
Wells Fargo & Co.,
MTN, 5.013%,
04/04/2051 $ 572,028
0.1
290,000
(3)
Wells Fargo & Co.,
MTN, 5.557%,
07/25/2034 304,381
0.0
147,000
(3)
Wells Fargo & Co.,
MTN, 5.574%,
07/25/2029 152,974
0.0
25,000  Wells Fargo & Co.,
MTN, 6.000%,
10/28/2025 25,028
0.0
20,000  Wells Fargo & Co. B,
7.950%,
11/15/2029 23,003
0.0
393,000  Welltower OP LLC,
2.800%,
06/01/2031 354,939
0.0
120,000  Welltower OP LLC,
4.000%,
06/01/2025 119,308
0.0
500,000  Western Union Co.,
1.350%,
03/15/2026 477,080
0.1
80,000  Westpac Banking Corp.,
1.019%,
11/18/2024 79,589
0.0
90,000  Westpac Banking Corp.,
1.150%,
06/03/2026 85,907
0.0
80,000  Westpac Banking Corp.,
1.953%,
11/20/2028 73,703
0.0
65,000  Westpac Banking Corp.,
2.150%,
06/03/2031 57,154
0.0
80,000  Westpac Banking Corp.,
2.350%,
02/19/2025 79,260
0.0
45,000  Westpac Banking Corp.,
2.650%,
01/16/2030 41,846
0.0
95,000
(3)
Westpac Banking Corp.,
2.668%,
11/15/2035 82,926
0.0
65,000  Westpac Banking Corp.,
2.700%,
08/19/2026 63,534
0.0
95,000  Westpac Banking Corp.,
2.850%,
05/13/2026 93,271
0.0
95,000
(3)
Westpac Banking Corp.,
2.894%,
02/04/2030 94,198
0.0
65,000
(1)
Westpac Banking Corp.,
2.963%,
11/16/2040 49,216
0.0
80,000
(3)
Westpac Banking Corp.,
3.020%,
11/18/2036 69,456
0.0
65,000  Westpac Banking Corp.,
3.133%,
11/18/2041 49,765
0.0
65,000
(1)
Westpac Banking Corp.,
3.350%,
03/08/2027 64,126
0.0
65,000  Westpac Banking Corp.,
3.400%,
01/25/2028 63,725
0.0
45,000  Westpac Banking Corp.,
3.735%,
08/26/2025 44,818
0.0
65,000  Westpac Banking Corp.,
4.043%,
08/26/2027 65,223
0.0
80,000
(3)
Westpac Banking Corp.,
4.110%,
07/24/2034 77,393
0.0
65,000  Westpac Banking Corp.,
4.421%,
07/24/2039 61,577
0.0
80,000  Westpac Banking Corp.,
5.350%,
10/18/2024 80,007
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
65,000
(3)
Westpac Banking Corp.,
5.405%,
08/10/2033 $ 66,636
0.0
80,000  Westpac Banking Corp.,
5.457%,
11/18/2027 83,390
0.0
96,000
(3)
Westpac Banking
Corp., GMTN, 4.322%,
11/23/2031 95,332
0.0
189,000  Weyerhaeuser Co.,
7.375%,
03/15/2032 218,975
0.0
285,000  Willis North America,
Inc., 5.350%,
05/15/2033 293,574
0.0
795,000  WP Carey, Inc.,
4.000%,
02/01/2025 791,310
0.1
146,761,073
8.9
Government : 0.0%
377,000  International Bank
for Reconstruction &
Development, 3.625%,
09/21/2029 377,116
0.0
Industrial : 1.9%
367,000  3M Co., 2.875%,
10/15/2027 354,312
0.0
33,000  3M Co., MTN, 3.000%,
08/07/2025 32,617
0.0
200,000  3M Co., MTN, 3.875%,
06/15/2044 169,057
0.0
68,000  3M Co., MTN, 4.000%,
09/14/2048 60,457
0.0
22,000  ABB Finance USA, Inc.,
3.800%,
04/03/2028 21,990
0.0
35,000  ABB Finance USA, Inc.,
4.375%,
05/08/2042 32,940
0.0
23,000  AGCO Corp., 5.450%,
03/21/2027 23,482
0.0
41,000
(1)
AGCO Corp., 5.800%,
03/21/2034 42,892
0.0
110,000  Agilent Technologies,
Inc., 2.300%,
03/12/2031 96,522
0.0
23,000  Allegion PLC, 3.500%,
10/01/2029 21,939
0.0
23,000  Allegion US Holding
Co., Inc., 3.550%,
10/01/2027 22,476
0.0
35,000  Allegion US Holding
Co., Inc., 5.411%,
07/01/2032 36,528
0.0
23,000  Allegion US Holding
Co., Inc., 5.600%,
05/29/2034 24,050
0.0
35,000  Amcor Finance
USA, Inc., 3.625%,
04/28/2026 34,531
0.0
29,000  Amcor Finance
USA, Inc., 4.500%,
05/15/2028 29,001
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
30,000  Amcor Finance
USA, Inc., 5.625%,
05/26/2033 $ 31,611
0.0
30,000  Amcor Flexibles North
America, Inc., 2.630%,
06/19/2030 27,015
0.0
47,000  Amcor Flexibles North
America, Inc., 2.690%,
05/25/2031 41,590
0.0
30,000  Amcor Flexibles North
America, Inc., 4.000%,
05/17/2025 29,831
0.0
44,000  Amphenol Corp.,
2.200%,
09/15/2031 38,048
0.0
53,000  Amphenol Corp.,
2.800%,
02/15/2030 49,055
0.0
30,000  Amphenol Corp.,
4.350%,
06/01/2029 30,241
0.0
21,000  Amphenol Corp.,
4.750%,
03/30/2026 21,160
0.0
27,000  Amphenol Corp.,
5.050%,
04/05/2027 27,645
0.0
27,000  Amphenol Corp.,
5.050%,
04/05/2029 27,872
0.0
36,000  Amphenol Corp.,
5.250%,
04/05/2034 37,626
0.0
29,000
(1)
Arrow Electronics, Inc.,
2.950%,
02/15/2032 25,473
0.0
29,000  Arrow Electronics, Inc.,
3.875%,
01/12/2028 28,333
0.0
29,000  Arrow Electronics, Inc.,
5.875%,
04/10/2034 30,090
0.0
17,000  Avnet, Inc., 3.000%,
05/15/2031 14,965
0.0
32,000  Avnet, Inc., 4.625%,
04/15/2026 31,995
0.0
17,000  Avnet, Inc., 5.500%,
06/01/2032 17,226
0.0
29,000  Avnet, Inc., 6.250%,
03/15/2028 30,501
0.0
89,000  Berry Global, Inc.,
1.570%,
01/15/2026 85,670
0.0
23,000  Berry Global, Inc.,
1.650%,
01/15/2027 21,600
0.0
29,000
(1)
Berry Global, Inc.,
5.500%,
04/15/2028 29,733
0.0
47,000
(4)
Berry Global, Inc.,
5.650%,
01/15/2034 48,294
0.0
47,000
(4)
Berry Global, Inc.,
5.800%,
06/15/2031 48,934
0.0
29,000
(3)
BNSF Funding Trust I,
6.613%,
12/15/2055 29,378
0.0
293,000  Boeing Co., 2.196%,
02/04/2026 282,266
0.0
24,000  Boeing Co., 2.250%,
06/15/2026 22,920
0.0
59,000  Boeing Co., 2.700%,
02/01/2027 55,975
0.0
305,000  Boeing Co., 2.800%,
03/01/2027 289,530
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
44,000  Boeing Co., 2.950%,
02/01/2030 $ 39,352
0.0
38,000  Boeing Co., 3.100%,
05/01/2026 36,853
0.0
59,000  Boeing Co., 3.200%,
03/01/2029 54,632
0.0
65,000  Boeing Co., 3.250%,
02/01/2028 61,605
0.0
21,000  Boeing Co., 3.250%,
03/01/2028 19,809
0.0
44,000  Boeing Co., 3.250%,
02/01/2035 35,842
0.0
21,000  Boeing Co., 3.450%,
11/01/2028 19,784
0.0
24,000  Boeing Co., 3.500%,
03/01/2039 18,291
0.0
21,000  Boeing Co., 3.550%,
03/01/2038 16,324
0.0
350,000  Boeing Co., 3.600%,
05/01/2034 298,463
0.0
83,000  Boeing Co., 3.625%,
02/01/2031 76,063
0.0
611,000  Boeing Co., 3.825%,
03/01/2059 414,731
0.1
59,000  Boeing Co., 3.950%,
08/01/2059 40,380
0.0
358,000  Boeing Co., 5.040%,
05/01/2027 359,170
0.0
266,000  Boeing Co., 5.150%,
05/01/2030 266,729
0.0
413,000  Boeing Co., 5.705%,
05/01/2040 403,229
0.1
27,000  Boeing Co., 5.875%,
02/15/2040 26,900
0.0
207,000  Boeing Co., 5.930%,
05/01/2060 198,471
0.0
24,000  Boeing Co., 6.125%,
02/15/2033 25,212
0.0
18,000  Boeing Co., 6.625%,
02/15/2038 19,178
0.0
30,000  Boeing Co., 6.875%,
03/15/2039 32,474
0.0
186,000  Burlington Northern
Santa Fe LLC, 2.875%,
06/15/2052 128,452
0.0
40,000  Burlington Northern
Santa Fe LLC, 3.300%,
09/15/2051 30,303
0.0
500,000  Burlington Northern
Santa Fe LLC, 4.375%,
09/01/2042 467,288
0.1
400,000  Burlington Northern
Santa Fe LLC, 4.900%,
04/01/2044 397,318
0.0
80,000  Burlington Northern
Santa Fe LLC, 6.150%,
05/01/2037 91,164
0.0
156,000  Canadian National
Railway Co., 3.850%,
08/05/2032 150,768
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
153,000  Canadian National
Railway Co., 4.450%,
01/20/2049 $ 142,218
0.0
83,000  Canadian National
Railway Co., 6.375%,
11/15/2037 96,545
0.0
359,000  Canadian Pacific
Railway Co., 4.800%,
09/15/2035 359,396
0.0
284,000  Canadian Pacific
Railway Co., 4.800%,
08/01/2045 273,581
0.0
32,000  Carlisle Cos., Inc.,
2.200%,
03/01/2032 27,098
0.0
44,000  Carlisle Cos., Inc.,
2.750%,
03/01/2030 40,443
0.0
35,000  Carlisle Cos., Inc.,
3.750%,
12/01/2027 34,428
0.0
53,000  Carrier Global Corp.,
2.493%,
02/15/2027 51,230
0.0
44,000  Carrier Global Corp.,
2.700%,
02/15/2031 39,763
0.0
118,000  Carrier Global Corp.,
2.722%,
02/15/2030 109,125
0.0
89,000  Carrier Global Corp.,
3.377%,
04/05/2040 73,567
0.0
40,000  Carrier Global Corp.,
3.577%,
04/05/2050 31,560
0.0
49,000  Carrier Global Corp.,
5.900%,
03/15/2034 53,513
0.0
30,000  Carrier Global Corp.,
6.200%,
03/15/2054 34,684
0.0
200,000  Caterpillar Financial
Services Corp., 2.400%,
08/09/2026 194,608
0.0
500,000  Caterpillar Financial
Services Corp., MTN,
1.700%,
01/08/2027 476,325
0.1
200,000
(1)
Caterpillar, Inc.,
1.900%,
03/12/2031 176,888
0.0
58,000  Caterpillar, Inc.,
2.600%,
04/09/2030 53,984
0.0
47,000  Caterpillar, Inc.,
3.250%,
04/09/2050 36,048
0.0
250,000  Caterpillar, Inc.,
3.803%,
08/15/2042 219,700
0.0
35,000  CNH Industrial
Capital LLC, 1.450%,
07/15/2026 33,295
0.0
29,000  CNH Industrial
Capital LLC, 1.875%,
01/15/2026 28,066
0.0
35,000  CNH Industrial
Capital LLC, 4.550%,
04/10/2028 35,202
0.0
35,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 36,042
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
23,000  CNH Industrial
Capital LLC, 5.450%,
10/14/2025 $ 23,223
0.0
29,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 30,287
0.0
29,000
(1)
CNH Industrial
NV, MTN, 3.850%,
11/15/2027 28,712
0.0
30,000  CSX Corp., 3.800%,
04/15/2050 24,796
0.0
246,000  CSX Corp., 4.100%,
03/15/2044 219,112
0.0
588,000  CSX Corp., 4.400%,
03/01/2043 545,086
0.1
66,000  Deere & Co., 2.875%,
09/07/2049 47,853
0.0
17,000  Dover Corp., 2.950%,
11/04/2029 15,947
0.0
23,000  Dover Corp., 3.150%,
11/15/2025 22,654
0.0
17,000  Dover Corp., 5.375%,
10/15/2035 18,200
0.0
20,000  Dover Corp., 5.375%,
03/01/2041 20,619
0.0
41,000  Eaton Corp., 3.103%,
09/15/2027 40,054
0.0
18,000  Eaton Corp., 3.915%,
09/15/2047 15,407
0.0
41,000  Eaton Corp., 4.000%,
11/02/2032 40,383
0.0
77,000  Eaton Corp., 4.150%,
03/15/2033 76,073
0.0
59,000  Eaton Corp., 4.150%,
11/02/2042 54,050
0.0
30,000  Eaton Corp., 4.350%,
05/18/2028 30,392
0.0
41,000  Eaton Corp., 4.700%,
08/23/2052 39,714
0.0
403,000  Emerson Electric Co.,
1.950%,
10/15/2030 357,873
0.0
441,000  FedEx Corp., 2.400%,
05/15/2031 390,373
0.0
250,000  FedEx Corp., 3.250%,
05/15/2041 194,940
0.0
200,000  FedEx Corp., 3.400%,
02/15/2028 195,454
0.0
33,000  FedEx Corp., 4.050%,
02/15/2048 27,274
0.0
200,000  FedEx Corp., 4.750%,
11/15/2045 183,922
0.0
52,000  Fortive Corp., 3.150%,
06/15/2026 50,997
0.0
32,000  Fortive Corp., 4.300%,
06/15/2046 28,294
0.0
41,000  Fortune Brands
Innovations, Inc.,
3.250%,
09/15/2029 38,734
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
30,000  Fortune Brands
Innovations, Inc.,
4.000%,
06/15/2025 $ 29,827
0.0
27,000  Fortune Brands
Innovations, Inc.,
4.000%,
03/25/2032 25,722
0.0
27,000  Fortune Brands
Innovations, Inc.,
4.500%,
03/25/2052 22,883
0.0
36,000
(1)
Fortune Brands
Innovations, Inc.,
5.875%,
06/01/2033 38,664
0.0
500,000  GATX Corp., 1.900%,
06/01/2031 417,017
0.1
536,000  GE Capital Funding
LLC, 4.550%,
05/15/2032 536,896
0.1
260,000  General Dynamics
Corp., 3.600%,
11/15/2042 220,454
0.0
35,000  HEICO Corp., 5.250%,
08/01/2028 36,149
0.0
35,000  HEICO Corp., 5.350%,
08/01/2033 36,404
0.0
58,000  Honeywell International,
Inc., 1.100%,
03/01/2027 54,338
0.0
87,000  Honeywell International,
Inc., 1.750%,
09/01/2031 74,708
0.0
58,000  Honeywell International,
Inc., 1.950%,
06/01/2030 51,891
0.0
87,000  Honeywell International,
Inc., 2.500%,
11/01/2026 84,769
0.0
44,000  Honeywell International,
Inc., 2.700%,
08/15/2029 41,595
0.0
44,000
(1)
Honeywell International,
Inc., 2.800%,
06/01/2050 31,344
0.0
26,000  Honeywell International,
Inc., 3.812%,
11/21/2047 21,887
0.0
44,000  Honeywell International,
Inc., 4.250%,
01/15/2029 44,636
0.0
58,000  Honeywell International,
Inc., 4.500%,
01/15/2034 58,539
0.0
67,000  Honeywell International,
Inc., 4.650%,
07/30/2027 68,360
0.0
58,000  Honeywell International,
Inc., 4.700%,
02/01/2030 59,619
0.0
38,000  Honeywell International,
Inc., 4.750%,
02/01/2032 39,114
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
29,000  Honeywell International,
Inc., 4.875%,
09/01/2029 $ 30,067
0.0
29,000  Honeywell International,
Inc., 4.950%,
02/15/2028 30,049
0.0
29,000  Honeywell International,
Inc., 4.950%,
09/01/2031 30,342
0.0
64,000  Honeywell International,
Inc., 5.000%,
02/15/2033 66,925
0.0
84,000  Honeywell International,
Inc., 5.000%,
03/01/2035 87,471
0.0
102,000  Honeywell International,
Inc., 5.250%,
03/01/2054 106,463
0.0
38,000  Honeywell International,
Inc., 5.350%,
03/01/2064 40,092
0.0
24,000  Honeywell International,
Inc., 5.375%,
03/01/2041 25,484
0.0
26,000  Honeywell International,
Inc., 5.700%,
03/15/2036 28,785
0.0
27,000  Honeywell International,
Inc., 5.700%,
03/15/2037 29,743
0.0
41,000  Howmet Aerospace,
Inc., 3.000%,
01/15/2029 38,911
0.0
36,000
(1)
Howmet Aerospace,
Inc., 5.900%,
02/01/2027 37,335
0.0
36,000  Howmet Aerospace,
Inc., 5.950%,
02/01/2037 39,400
0.0
17,000  Howmet Aerospace,
Inc., 6.750%,
01/15/2028 18,257
0.0
124,000  Huntington Ingalls
Industries, Inc., 3.483%,
12/01/2027 120,748
0.0
119,000  Illinois Tool Works, Inc.,
3.900%,
09/01/2042 104,931
0.0
44,000  Ingersoll Rand, Inc.,
5.176%,
06/15/2029 45,537
0.0
41,000  Ingersoll Rand, Inc.,
5.197%,
06/15/2027 42,035
0.0
29,000  Ingersoll Rand, Inc.,
5.314%,
06/15/2031 30,331
0.0
29,000  Ingersoll Rand, Inc.,
5.400%,
08/14/2028 30,239
0.0
44,000
(1)
Ingersoll Rand, Inc.,
5.450%,
06/15/2034 46,323
0.0
58,000  Ingersoll Rand, Inc.,
5.700%,
08/14/2033 62,164
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
35,000  Ingersoll Rand, Inc.,
5.700%,
06/15/2054 $ 37,379
0.0
500,000  Jabil, Inc., 1.700%,
04/15/2026 479,101
0.1
29,000  Jacobs Engineering
Group, Inc., 5.900%,
03/01/2033 30,445
0.0
35,000  Jacobs Engineering
Group, Inc., 6.350%,
08/18/2028 37,261
0.0
44,000  John Deere Capital
Corp., 4.500%,
01/08/2027 44,577
0.0
21,000  John Deere Capital
Corp., 5.300%,
09/08/2025 21,212
0.0
53,000  John Deere Capital
Corp., MTN, 0.700%,
01/15/2026 50,823
0.0
33,000  John Deere Capital
Corp., MTN, 1.050%,
06/17/2026 31,465
0.0
24,000  John Deere Capital
Corp., MTN, 1.300%,
10/13/2026 22,764
0.0
500,000  John Deere Capital
Corp., MTN, 1.500%,
03/06/2028 460,985
0.1
30,000  John Deere Capital
Corp., MTN, 1.700%,
01/11/2027 28,530
0.0
30,000  John Deere Capital
Corp., MTN, 1.750%,
03/09/2027 28,484
0.0
27,000  John Deere Capital
Corp., MTN, 2.250%,
09/14/2026 26,178
0.0
30,000  John Deere Capital
Corp., MTN, 2.350%,
03/08/2027 28,896
0.0
30,000  John Deere Capital
Corp., MTN, 2.650%,
06/10/2026 29,362
0.0
30,000  John Deere Capital
Corp., MTN, 2.800%,
09/08/2027 29,059
0.0
24,000  John Deere Capital
Corp., MTN, 3.050%,
01/06/2028 23,349
0.0
59,000  John Deere Capital
Corp., MTN, 3.400%,
06/06/2025 58,595
0.0
19,000  John Deere Capital
Corp., MTN, 3.400%,
09/11/2025 18,863
0.0
588,000  John Deere Capital
Corp., MTN, 3.450%,
03/07/2029 575,061
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
44,000  John Deere Capital
Corp., MTN, 4.050%,
09/08/2025 $ 43,948
0.0
53,000  John Deere Capital
Corp., MTN, 4.150%,
09/15/2027 53,418
0.0
36,000  John Deere Capital
Corp., MTN, 4.750%,
06/08/2026 36,522
0.0
65,000  John Deere Capital
Corp., MTN, 4.750%,
01/20/2028 66,578
0.0
71,000  John Deere Capital
Corp., MTN, 4.800%,
01/09/2026 71,679
0.0
33,000  John Deere Capital
Corp., MTN, 4.850%,
03/05/2027 33,681
0.0
305,000  John Deere Capital
Corp., MTN, 4.900%,
03/03/2028 314,085
0.0
36,000  John Deere Capital
Corp., MTN, 4.950%,
06/06/2025 36,160
0.0
206,000  John Deere Capital
Corp., MTN, 4.950%,
07/14/2028 212,901
0.0
33,000  John Deere Capital
Corp., MTN, 5.150%,
09/08/2026 33,790
0.0
33,000  John Deere Capital
Corp. FXD, 5.050%,
03/03/2026 33,493
0.0
27,000  John Deere Capital
Corp. MTN, MTN,
4.950%,
03/06/2026 27,354
0.0
250,000  Johnson Controls
International PLC,
4.625%,
07/02/2044 229,508
0.0
38,000  L3Harris Technologies,
Inc., 1.800%,
01/15/2031 32,372
0.0
24,000  L3Harris Technologies,
Inc., 2.900%,
12/15/2029 22,379
0.0
32,000  L3Harris Technologies,
Inc., 3.850%,
12/15/2026 31,796
0.0
54,000  L3Harris Technologies,
Inc., 4.400%,
06/15/2028 54,251
0.0
50,000  L3Harris Technologies,
Inc., 4.400%,
06/15/2028 50,232
0.0
24,000  L3Harris Technologies,
Inc., 4.854%,
04/27/2035 24,083
0.0
44,000  L3Harris Technologies,
Inc., 5.050%,
06/01/2029 45,343
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
30,000  L3Harris Technologies,
Inc., 5.054%,
04/27/2045 $ 29,498
0.0
44,000  L3Harris Technologies,
Inc., 5.250%,
06/01/2031 45,819
0.0
44,000  L3Harris Technologies,
Inc., 5.350%,
06/01/2034 45,794
0.0
74,000  L3Harris Technologies,
Inc., 5.400%,
01/15/2027 75,966
0.0
89,000  L3Harris Technologies,
Inc., 5.400%,
07/31/2033 93,005
0.0
30,000  L3Harris Technologies,
Inc., 5.500%,
08/15/2054 31,306
0.0
30,000  L3Harris Technologies,
Inc., 5.600%,
07/31/2053 31,624
0.0
18,000  L3Harris Technologies,
Inc., 6.150%,
12/15/2040 19,982
0.0
93,000  Lockheed Martin Corp.,
2.800%,
06/15/2050 64,923
0.0
500,000  Lockheed Martin Corp.,
4.500%,
05/15/2036 499,709
0.1
500,000  Lockheed Martin Corp.,
4.700%,
05/15/2046 489,649
0.1
53,000  Martin Marietta
Materials, Inc., 2.400%,
07/15/2031 46,320
0.0
53,000  Martin Marietta
Materials, Inc., 3.200%,
07/15/2051 38,124
0.0
18,000  Martin Marietta
Materials, Inc., 3.450%,
06/01/2027 17,672
0.0
30,000  Martin Marietta
Materials, Inc., 3.500%,
12/15/2027 29,399
0.0
36,000  Martin Marietta
Materials, Inc., 4.250%,
12/15/2047 31,228
0.0
30,000  Martin Marietta
Materials, Inc. CB,
2.500%,
03/15/2030 27,396
0.0
36,000  Masco Corp., 1.500%,
02/15/2028 32,794
0.0
149,000  Masco Corp., 2.000%,
02/15/2031 128,940
0.0
510,000  Norfolk Southern Corp.,
3.950%,
10/01/2042 442,171
0.1
375,000  Norfolk Southern Corp.,
4.800%,
08/15/2043 352,459
0.0
61,000  Northrop Grumman
Corp., 3.850%,
04/15/2045 51,620
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
588,000  Northrop Grumman
Corp., 4.030%,
10/15/2047 $ 506,381
0.1
17,000  nVent Finance Sarl,
2.750%,
11/15/2031 14,821
0.0
29,000  nVent Finance Sarl,
4.550%,
04/15/2028 29,049
0.0
29,000  nVent Finance Sarl,
5.650%,
05/15/2033 30,192
0.0
119,000  Otis Worldwide Corp.,
2.293%,
04/05/2027 113,825
0.0
138,000  Otis Worldwide Corp.,
3.112%,
02/15/2040 111,027
0.0
24,000  Owens Corning,
3.400%,
08/15/2026 23,655
0.0
18,000  Owens Corning,
3.875%,
06/01/2030 17,382
0.0
27,000  Owens Corning,
3.950%,
08/15/2029 26,406
0.0
36,000  Owens Corning,
4.300%,
07/15/2047 30,486
0.0
24,000  Owens Corning,
4.400%,
01/30/2048 20,441
0.0
141,000  Owens Corning,
5.700%,
06/15/2034 149,776
0.0
22,000  Owens Corning,
7.000%,
12/01/2036 25,606
0.0
30,000  Packaging Corp. of
America, 3.000%,
12/15/2029 28,314
0.0
41,000  Packaging Corp. of
America, 3.050%,
10/01/2051 28,768
0.0
30,000  Packaging Corp. of
America, 3.400%,
12/15/2027 29,270
0.0
24,000  Packaging Corp. of
America, 4.050%,
12/15/2049 20,077
0.0
24,000  Packaging Corp. of
America, 5.700%,
12/01/2033 25,551
0.0
41,000  Parker-Hannifin Corp.,
3.250%,
03/01/2027 40,161
0.0
58,000  Parker-Hannifin Corp.,
3.250%,
06/14/2029 55,693
0.0
47,000  Parker-Hannifin Corp.,
4.000%,
06/14/2049 40,046
0.0
35,000  Parker-Hannifin Corp.,
4.100%,
03/01/2047 30,528
0.0
70,000  Parker-Hannifin Corp.,
4.250%,
09/15/2027 70,240
0.0
58,000  Parker-Hannifin Corp.,
4.500%,
09/15/2029 58,677
0.0
29,000  Parker-Hannifin
Corp., MTN, 4.200%,
11/21/2034 28,227
0.0
29,000  Parker-Hannifin
Corp., MTN, 4.450%,
11/21/2044 26,491
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
19,000  Parker-Hannifin
Corp., MTN, 6.250%,
05/15/2038 $ 21,667
0.0
29,000  Precision Castparts
Corp., 3.900%,
01/15/2043 25,325
0.0
19,000  Precision Castparts
Corp., 4.375%,
06/15/2045 17,532
0.0
588,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 560,475
0.1
500,000  Raytheon Technologies
Corp., 4.500%,
06/01/2042 465,411
0.1
64,000  Regal Rexnord Corp.,
6.050%,
02/15/2026 65,015
0.0
69,000  Regal Rexnord Corp.,
6.050%,
04/15/2028 71,778
0.0
58,000  Regal Rexnord Corp.,
6.300%,
02/15/2030 61,723
0.0
72,000  Regal Rexnord Corp.,
6.400%,
04/15/2033 77,055
0.0
500,000  Republic Services, Inc.,
2.300%,
03/01/2030 454,084
0.1
46,000  Republic Services, Inc.,
3.050%,
03/01/2050 33,202
0.0
31,000  Republic Services, Inc.,
5.700%,
05/15/2041 32,923
0.0
27,000  Rockwell Automation,
Inc., 1.750%,
08/15/2031 22,924
0.0
27,000  Rockwell Automation,
Inc., 2.800%,
08/15/2061 16,882
0.0
25,000  Rockwell Automation,
Inc., 3.500%,
03/01/2029 24,411
0.0
34,000  Rockwell Automation,
Inc., 4.200%,
03/01/2049 30,229
0.0
65,000  RTX Corp., 3.030%,
03/15/2052 45,466
0.0
357,000  RTX Corp., 4.150%,
05/15/2045 312,349
0.0
104,000  RTX Corp., 4.625%,
11/16/2048 96,253
0.0
250,000  Ryder System,
Inc., MTN, 1.750%,
09/01/2026 237,901
0.0
268,000  Ryder System,
Inc., MTN, 2.900%,
12/01/2026 260,211
0.0
200,000
(4)
Smurfit Kappa
Treasury ULC, 5.438%,
04/03/2034 208,690
0.0
29,000  Snap-on, Inc., 3.100%,
05/01/2050 20,911
0.0
17,000  Snap-on, Inc., 3.250%,
03/01/2027 16,717
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
23,000  Snap-on, Inc., 4.100%,
03/01/2048 $ 20,101
0.0
17,000  Sonoco Products Co.,
2.250%,
02/01/2027 16,217
0.0
29,000
(1)
Sonoco Products Co.,
2.850%,
02/01/2032 25,367
0.0
35,000  Sonoco Products Co.,
3.125%,
05/01/2030 32,628
0.0
31,000  Sonoco Products Co.,
5.750%,
11/01/2040 32,190
0.0
354,000  Stanley Black &
Decker, Inc., 2.300%,
03/15/2030 316,609
0.0
41,000  TD Synnex Corp.,
1.750%,
08/09/2026 38,966
0.0
35,000  TD Synnex Corp.,
2.375%,
08/09/2028 32,284
0.0
29,000  TD Synnex Corp.,
2.650%,
08/09/2031 24,867
0.0
35,000  TD Synnex Corp.,
6.100%,
04/12/2034 37,055
0.0
27,000  Teledyne Technologies,
Inc., 1.600%,
04/01/2026 25,882
0.0
41,000  Teledyne Technologies,
Inc., 2.250%,
04/01/2028 38,297
0.0
61,000  Teledyne Technologies,
Inc., 2.750%,
04/01/2031 54,809
0.0
139,000  Textron, Inc., 2.450%,
03/15/2031 121,615
0.0
151,000  Trane Technologies
Financing Ltd., 4.500%,
03/21/2049 139,119
0.0
35,000  Trimble, Inc., 4.900%,
06/15/2028 35,523
0.0
47,000  Trimble, Inc., 6.100%,
03/15/2033 50,759
0.0
63,000  Tyco Electronics
Group SA, 7.125%,
10/01/2037 77,029
0.0
500,000  Union Pacific Corp.,
2.750%,
03/01/2026 490,928
0.1
50,000  Union Pacific Corp.,
2.950%,
03/10/2052 35,208
0.0
500,000  Union Pacific Corp.,
2.973%,
09/16/2062 323,407
0.0
250,000  Union Pacific Corp.,
3.375%,
02/01/2035 228,227
0.0
114,000  Union Pacific Corp.,
3.799%,
10/01/2051 94,057
0.0
441,000  Union Pacific Corp.,
3.799%,
04/06/2071 339,993
0.0
588,000  United Parcel
Service, Inc., 3.050%,
11/15/2027 572,039
0.1
30,000  United Parcel
Service, Inc., 3.400%,
11/15/2046 23,867
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
41,000  United Parcel
Service, Inc., 3.400%,
09/01/2049 $ 31,855
0.0
22,000  United Parcel
Service, Inc., 3.625%,
10/01/2042 18,398
0.0
68,000  United Parcel
Service, Inc., 3.750%,
11/15/2047 55,968
0.0
44,000  United Parcel
Service, Inc., 4.250%,
03/15/2049 39,040
0.0
30,000  United Parcel
Service, Inc., 4.875%,
11/15/2040 30,050
0.0
65,000  United Parcel
Service, Inc., 5.050%,
03/03/2053 65,115
0.0
30,000  United Parcel
Service, Inc., 5.200%,
04/01/2040 31,018
0.0
74,000  United Parcel
Service, Inc., 5.300%,
04/01/2050 77,005
0.0
118,000  United Parcel
Service, Inc., 5.600%,
05/22/2064 126,595
0.0
21,000  United Parcel
Service, Inc., 6.200%,
01/15/2038 24,038
0.0
26,000  Valmont Industries, Inc.,
5.000%,
10/01/2044 24,785
0.0
18,000  Valmont Industries, Inc.,
5.250%,
10/01/2054 17,321
0.0
41,000  Veralto Corp., 5.350%,
09/18/2028 42,714
0.0
41,000  Veralto Corp., 5.450%,
09/18/2033 43,035
0.0
41,000  Veralto Corp., 5.500%,
09/18/2026 41,943
0.0
215,000  Vulcan Materials Co.,
3.500%,
06/01/2030 205,784
0.0
38,000  Waste Connections,
Inc., 2.200%,
01/15/2032 32,671
0.0
36,000  Waste Connections,
Inc., 2.600%,
02/01/2030 33,313
0.0
50,000  Waste Connections,
Inc., 2.950%,
01/15/2052 34,389
0.0
30,000  Waste Connections,
Inc., 3.050%,
04/01/2050 21,434
0.0
30,000  Waste Connections,
Inc., 3.200%,
06/01/2032 27,497
0.0
30,000  Waste Connections,
Inc., 3.500%,
05/01/2029 29,220
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
44,000  Waste Connections,
Inc., 4.200%,
01/15/2033 $ 42,796
0.0
30,000  Waste Connections,
Inc., 4.250%,
12/01/2028 30,123
0.0
44,000  Waste Connections,
Inc., 5.000%,
03/01/2034 45,182
0.0
317,000  Waste Management,
Inc., 1.150%,
03/15/2028 288,141
0.0
163,000  Waste Management,
Inc., 1.500%,
03/15/2031 138,018
0.0
169,000  Waste Management,
Inc., 2.500%,
11/15/2050 110,732
0.0
44,000  Westinghouse Air Brake
Technologies Corp.,
3.450%,
11/15/2026 43,239
0.0
73,000  Westinghouse Air Brake
Technologies Corp.,
4.700%,
09/15/2028 73,947
0.0
29,000  Westinghouse Air Brake
Technologies Corp.,
5.611%,
03/11/2034 30,669
0.0
233,000  WRKCo, Inc., 4.900%,
03/15/2029 237,420
0.0
29,000  Xylem, Inc., 1.950%,
01/30/2028 26,940
0.0
29,000  Xylem, Inc., 2.250%,
01/30/2031 25,507
0.0
29,000  Xylem, Inc., 3.250%,
11/01/2026 28,416
0.0
23,000  Xylem, Inc., 4.375%,
11/01/2046 20,748
0.0
31,014,029
1.9
Technology : 1.8%
500,000  Adobe, Inc., 2.150%,
02/01/2027 480,898
0.1
30,000  Advanced Micro
Devices, Inc., 3.924%,
06/01/2032 29,286
0.0
30,000  Advanced Micro
Devices, Inc., 4.393%,
06/01/2052 27,956
0.0
44,000  Analog Devices, Inc.,
1.700%,
10/01/2028 40,445
0.0
59,000  Analog Devices, Inc.,
2.100%,
10/01/2031 51,394
0.0
44,000  Analog Devices, Inc.,
2.800%,
10/01/2041 33,369
0.0
59,000  Analog Devices, Inc.,
2.950%,
10/01/2051 41,681
0.0
25,000  Analog Devices, Inc.,
3.450%,
06/15/2027 24,659
0.0
53,000  Analog Devices, Inc.,
3.500%,
12/05/2026 52,569
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
33,000  Analog Devices, Inc.,
5.050%,
04/01/2034 $ 34,569
0.0
20,000  Analog Devices, Inc.,
5.300%,
12/15/2045 20,642
0.0
33,000  Analog Devices, Inc.,
5.300%,
04/01/2054 34,571
0.0
148,000  Apple, Inc., 1.200%,
02/08/2028 136,325
0.0
261,000  Apple, Inc., 1.650%,
05/11/2030 231,690
0.0
441,000  Apple, Inc., 2.375%,
02/08/2041 331,189
0.0
588,000  Apple, Inc., 2.650%,
05/11/2050 406,322
0.0
750,000  Apple, Inc., 2.650%,
02/08/2051 516,298
0.1
588,000  Apple, Inc., 3.200%,
05/13/2025 584,027
0.1
588,000  Apple, Inc., 3.250%,
02/23/2026 583,030
0.1
399,000  Apple, Inc., 3.350%,
02/09/2027 395,432
0.0
500,000  Apple, Inc., 3.450%,
02/09/2045 420,220
0.0
500,000  Apple, Inc., 4.450%,
05/06/2044 496,948
0.1
44,000  Applied Materials, Inc.,
1.750%,
06/01/2030 38,656
0.0
44,000  Applied Materials, Inc.,
2.750%,
06/01/2050 30,791
0.0
71,000  Applied Materials, Inc.,
3.300%,
04/01/2027 69,922
0.0
41,000  Applied Materials, Inc.,
3.900%,
10/01/2025 40,849
0.0
59,000  Applied Materials, Inc.,
4.350%,
04/01/2047 55,116
0.0
30,000  Applied Materials, Inc.,
5.100%,
10/01/2035 31,848
0.0
36,000  Applied Materials, Inc.,
5.850%,
06/15/2041 40,501
0.0
29,000  Atlassian Corp.,
5.250%,
05/15/2029 29,997
0.0
29,000  Atlassian Corp.,
5.500%,
05/15/2034 30,362
0.0
58,000  Autodesk, Inc., 2.400%,
12/15/2031 50,848
0.0
29,000  Autodesk, Inc., 2.850%,
01/15/2030 26,958
0.0
29,000  Autodesk, Inc., 3.500%,
06/15/2027 28,516
0.0
588,000  Broadcom Corp. /
Broadcom Cayman
Finance Ltd., 3.875%,
01/15/2027 584,157
0.1
163,000
(4)
Broadcom, Inc.,
2.450%,
02/15/2031 144,494
0.0
104,000
(4)
Broadcom, Inc.,
2.600%,
02/15/2033 89,196
0.0
192,000
(4)
Broadcom, Inc.,
3.137%,
11/15/2035 164,261
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
163,000
(4)
Broadcom, Inc.,
3.187%,
11/15/2036 $ 138,216
0.0
133,000
(4)
Broadcom, Inc.,
3.419%,
04/15/2033 120,888
0.0
178,000
(4)
Broadcom, Inc.,
3.500%,
02/15/2041 146,483
0.0
92,000
(4)
Broadcom, Inc.,
3.750%,
02/15/2051 73,195
0.0
93,000  Broadcom, Inc.,
4.300%,
11/15/2032 91,379
0.0
618,000
(4)
Broadcom, Inc.,
4.926%,
05/15/2037 617,753
0.1
58,000  Broadridge Financial
Solutions, Inc., 2.600%,
05/01/2031 51,217
0.0
44,000  Broadridge Financial
Solutions, Inc., 2.900%,
12/01/2029 40,814
0.0
29,000  Broadridge Financial
Solutions, Inc., 3.400%,
06/27/2026 28,561
0.0
368,000  CDW LLC / CDW
Finance Corp., 2.670%,
12/01/2026 354,385
0.0
341,000  Concentrix Corp.,
6.650%,
08/02/2026 350,515
0.0
57,000  Dell International LLC
/ EMC Corp., 3.375%,
12/15/2041 44,814
0.0
44,000  Dell International LLC
/ EMC Corp., 3.450%,
12/15/2051 32,281
0.0
102,000  Dell International LLC
/ EMC Corp., 4.900%,
10/01/2026 103,113
0.0
59,000  Dell International LLC
/ EMC Corp., 5.250%,
02/01/2028 60,965
0.0
103,000  Dell International LLC
/ EMC Corp., 5.300%,
10/01/2029 107,318
0.0
59,000  Dell International LLC
/ EMC Corp., 5.400%,
04/15/2034 61,594
0.0
59,000
(1)
Dell International LLC
/ EMC Corp., 5.750%,
02/01/2033 63,340
0.0
59,000  Dell International LLC
/ EMC Corp., 5.850%,
07/15/2025 59,463
0.0
147,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 150,588
0.0
30,000  Dell International LLC
/ EMC Corp., 6.100%,
07/15/2027 31,507
0.0
44,000  Dell International LLC
/ EMC Corp., 6.200%,
07/15/2030 47,866
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
59,000  Dell International LLC
/ EMC Corp., 8.100%,
07/15/2036 $ 73,518
0.0
38,000  Dell International LLC
/ EMC Corp., 8.350%,
07/15/2046 51,426
0.0
23,000  Dell, Inc., 6.500%,
04/15/2038 25,295
0.0
18,000  Dell, Inc., 7.100%,
04/15/2028 19,580
0.0
44,000  Electronic Arts, Inc.,
1.850%,
02/15/2031 37,796
0.0
44,000  Electronic Arts, Inc.,
2.950%,
02/15/2051 30,406
0.0
23,000  Electronic Arts, Inc.,
4.800%,
03/01/2026 23,145
0.0
500,000  Fidelity National
Information Services,
Inc., 1.150%,
03/01/2026 478,115
0.1
242,000
(1)
Fidelity National
Information Services,
Inc., 1.650%,
03/01/2028 221,427
0.0
87,000  Fiserv, Inc., 2.250%,
06/01/2027 82,795
0.0
989,000  Fiserv, Inc., 2.650%,
06/01/2030 901,455
0.1
44,000  Hewlett Packard
Enterprise Co., 1.750%,
04/01/2026 42,318
0.0
148,000  Hewlett Packard
Enterprise Co., 4.900%,
10/15/2025 148,160
0.0
33,000  Hewlett Packard
Enterprise Co., 5.250%,
07/01/2028 34,041
0.0
24,000  Hewlett Packard
Enterprise Co., 6.102%,
04/01/2026 24,006
0.0
44,000  Hewlett Packard
Enterprise Co., 6.200%,
10/15/2035 48,072
0.0
88,000  Hewlett Packard
Enterprise Co., 6.350%,
10/15/2045 96,687
0.0
31,000  HP, Inc., 1.450%,
06/17/2026 29,556
0.0
68,000  HP, Inc., 2.200%,
06/17/2025 66,773
0.0
59,000  HP, Inc., 2.650%,
06/17/2031 52,193
0.0
59,000  HP, Inc., 3.000%,
06/17/2027 57,170
0.0
30,000  HP, Inc., 3.400%,
06/17/2030 28,430
0.0
59,000  HP, Inc., 4.000%,
04/15/2029 58,062
0.0
40,000  HP, Inc., 4.200%,
04/15/2032 38,791
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
53,000  HP, Inc., 4.750%,
01/15/2028 $ 53,962
0.0
65,000
(1)
HP, Inc., 5.500%,
01/15/2033 68,398
0.0
71,000
(1)
HP, Inc., 6.000%,
09/15/2041 76,291
0.0
484,000  Intel Corp., 2.450%,
11/15/2029 435,787
0.1
74,000  Intel Corp., 3.050%,
08/12/2051 47,441
0.0
59,000  Intel Corp., 3.100%,
02/15/2060 35,915
0.0
588,000  Intel Corp., 3.150%,
05/11/2027 568,446
0.1
44,000  Intel Corp., 3.200%,
08/12/2061 26,990
0.0
500,000  Intel Corp., 3.250%,
11/15/2049 336,579
0.0
272,000  Intel Corp., 3.734%,
12/08/2047 200,387
0.0
74,000  Intel Corp., 4.100%,
05/19/2046 58,844
0.0
59,000  Intel Corp., 4.100%,
05/11/2047 46,538
0.0
133,000  Intel Corp., 4.750%,
03/25/2050 115,335
0.0
104,000  Intel Corp., 4.875%,
02/10/2028 105,117
0.0
59,000
(1)
Intel Corp., 4.950%,
03/25/2060 51,380
0.0
53,000  Intel Corp., 5.050%,
08/05/2062 46,687
0.0
44,000  Intel Corp., 5.200%,
02/10/2033 44,599
0.0
68,000  Intel Corp., 5.600%,
02/21/2054 66,322
0.0
59,000  Intel Corp., 5.625%,
02/10/2043 58,679
0.0
118,000  Intel Corp., 5.700%,
02/10/2053 116,331
0.0
1,763,000  International Business
Machines Corp.,
1.950%,
05/15/2030 1,560,392
0.1
588,000  International Business
Machines Corp.,
2.850%,
05/15/2040 453,212
0.1
186,000  International Business
Machines Corp.,
3.450%,
02/19/2026 184,168
0.0
140,000  Intuit, Inc., 5.500%,
09/15/2053 150,586
0.0
251,000  KLA Corp., 4.950%,
07/15/2052 249,592
0.0
39,000  Kyndryl Holdings, Inc.,
2.050%,
10/15/2026 37,088
0.0
26,000  Kyndryl Holdings, Inc.,
2.700%,
10/15/2028 24,099
0.0
38,000  Kyndryl Holdings, Inc.,
3.150%,
10/15/2031 33,412
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
32,000  Kyndryl Holdings, Inc.,
4.100%,
10/15/2041 $ 25,815
0.0
29,000  Kyndryl Holdings, Inc.,
6.350%,
02/20/2034 31,016
0.0
400,000  Lam Research Corp.,
3.800%,
03/15/2025 398,066
0.0
441,000  Lam Research Corp.,
4.000%,
03/15/2029 440,760
0.1
59,000  Leidos, Inc., 2.300%,
02/15/2031 51,300
0.0
30,000  Leidos, Inc., 3.625%,
05/15/2025 29,746
0.0
44,000  Leidos, Inc., 4.375%,
05/15/2030 43,328
0.0
44,000  Leidos, Inc., 5.750%,
03/15/2033 46,315
0.0
30,000  Marvell Technology,
Inc., 1.650%,
04/15/2026 28,753
0.0
44,000  Marvell Technology,
Inc., 2.450%,
04/15/2028 41,083
0.0
44,000  Marvell Technology,
Inc., 2.950%,
04/15/2031 39,764
0.0
28,000  Marvell Technology,
Inc., 4.875%,
06/22/2028 28,284
0.0
30,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 31,491
0.0
30,000  Marvell Technology,
Inc., 5.950%,
09/15/2033 32,258
0.0
59,000  Micron Technology, Inc.,
2.703%,
04/15/2032 51,559
0.0
30,000  Micron Technology, Inc.,
3.366%,
11/01/2041 23,288
0.0
30,000  Micron Technology, Inc.,
3.477%,
11/01/2051 21,992
0.0
53,000  Micron Technology, Inc.,
4.185%,
02/15/2027 52,868
0.0
50,000  Micron Technology, Inc.,
4.663%,
02/15/2030 50,267
0.0
30,000  Micron Technology, Inc.,
4.975%,
02/06/2026 30,206
0.0
59,000  Micron Technology, Inc.,
5.300%,
01/15/2031 61,324
0.0
41,000  Micron Technology, Inc.,
5.327%,
02/06/2029 42,384
0.0
36,000  Micron Technology, Inc.,
5.375%,
04/15/2028 37,104
0.0
44,000  Micron Technology, Inc.,
5.875%,
02/09/2033 47,014
0.0
53,000  Micron Technology, Inc.,
5.875%,
09/15/2033 56,718
0.0
74,000  Micron Technology, Inc.,
6.750%,
11/01/2029 81,329
0.0
200,000  Microsoft Corp.,
2.400%,
08/08/2026 195,116
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
500,000  Microsoft Corp.,
2.525%,
06/01/2050 $ 343,540
0.0
206,000  Microsoft Corp.,
2.675%,
06/01/2060 135,905
0.0
588,000  Microsoft Corp.,
2.921%,
03/17/2052 432,120
0.0
413,000  Microsoft Corp.,
3.041%,
03/17/2062 297,528
0.0
500,000  Microsoft Corp.,
3.125%,
11/03/2025 495,419
0.1
300,000  Microsoft Corp.,
3.300%,
02/06/2027 297,358
0.0
250,000  Microsoft Corp.,
3.500%,
02/12/2035 238,908
0.0
74,000  NVIDIA Corp., 1.550%,
06/15/2028 68,440
0.0
136,000  NVIDIA Corp., 2.850%,
04/01/2030 128,707
0.0
59,000  NVIDIA Corp., 3.200%,
09/16/2026 58,348
0.0
100,000  NVIDIA Corp., 3.500%,
04/01/2040 88,436
0.0
100,000  NVIDIA Corp., 3.500%,
04/01/2050 82,178
0.0
30,000  NVIDIA Corp., 3.700%,
04/01/2060 24,725
0.0
30,000  NXP BV / NXP
Funding LLC, 5.550%,
12/01/2028 31,201
0.0
59,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
2.500%,
05/11/2031 51,634
0.0
59,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
2.650%,
02/15/2032 51,277
0.0
30,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.125%,
02/15/2042 22,385
0.0
76,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.250%,
11/30/2051 53,491
0.0
59,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.400%,
05/01/2030 55,838
0.0
144,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
4.300%,
06/18/2029 143,479
0.0
60,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
5.000%,
01/15/2033 60,730
0.0
441,000  Oracle Corp., 1.650%,
03/25/2026 424,104
0.0
500,000  Oracle Corp., 2.875%,
03/25/2031 455,111
0.1
441,000  Oracle Corp., 2.950%,
05/15/2025 436,229
0.1
163,000  Oracle Corp., 3.250%,
11/15/2027 158,727
0.0
500,000  Oracle Corp., 3.650%,
03/25/2041 413,637
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
400,000  Oracle Corp., 3.850%,
07/15/2036 $ 361,907
0.0
85,000  Oracle Corp., 3.900%,
05/15/2035 78,607
0.0
500,000  Oracle Corp., 3.950%,
03/25/2051 402,704
0.0
441,000  Oracle Corp., 4.125%,
05/15/2045 374,359
0.0
180,000  Oracle Corp., 4.300%,
07/08/2034 174,277
0.0
881,000  Oracle Corp., 5.375%,
07/15/2040 899,106
0.1
318,000  Qualcomm, Inc.,
2.150%,
05/20/2030 287,802
0.0
378,000  Qualcomm, Inc.,
4.650%,
05/20/2035 385,743
0.0
182,000  Qualcomm, Inc.,
4.800%,
05/20/2045 178,312
0.0
41,000  Roper Technologies,
Inc., 1.000%,
09/15/2025 39,704
0.0
41,000  Roper Technologies,
Inc., 1.400%,
09/15/2027 37,989
0.0
59,000  Roper Technologies,
Inc., 1.750%,
02/15/2031 49,945
0.0
36,000  Roper Technologies,
Inc., 2.000%,
06/30/2030 31,643
0.0
41,000  Roper Technologies,
Inc., 2.950%,
09/15/2029 38,508
0.0
41,000  Roper Technologies,
Inc., 3.800%,
12/15/2026 40,766
0.0
18,000  Roper Technologies,
Inc., 3.850%,
12/15/2025 17,915
0.0
47,000  Roper Technologies,
Inc., 4.200%,
09/15/2028 46,993
0.0
14,000  Salesforce, Inc.,
1.950%,
07/15/2031 12,160
0.0
74,000  Salesforce, Inc.,
2.700%,
07/15/2041 55,998
0.0
118,000  Salesforce, Inc.,
2.900%,
07/15/2051 82,445
0.0
74,000  Salesforce, Inc.,
3.050%,
07/15/2061 49,808
0.0
266,000  Salesforce, Inc.,
3.700%,
04/11/2028 264,577
0.0
87,000  ServiceNow, Inc.,
1.400%,
09/01/2030 74,678
0.0
219,000  Take-Two Interactive
Software, Inc., 4.950%,
03/28/2028 223,498
0.0
29,000  Teledyne FLIR LLC,
2.500%,
08/01/2030 25,927
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
30,000  Texas Instruments, Inc.,
1.125%,
09/15/2026 $ 28,469
0.0
44,000  Texas Instruments, Inc.,
1.750%,
05/04/2030 38,871
0.0
30,000  Texas Instruments, Inc.,
1.900%,
09/15/2031 26,146
0.0
44,000  Texas Instruments, Inc.,
2.250%,
09/04/2029 40,614
0.0
30,000  Texas Instruments, Inc.,
2.700%,
09/15/2051 20,329
0.0
30,000  Texas Instruments, Inc.,
2.900%,
11/03/2027 29,123
0.0
24,000  Texas Instruments, Inc.,
3.650%,
08/16/2032 23,158
0.0
44,000  Texas Instruments, Inc.,
3.875%,
03/15/2039 40,854
0.0
18,000  Texas Instruments, Inc.,
4.100%,
08/16/2052 15,658
0.0
89,000  Texas Instruments, Inc.,
4.150%,
05/15/2048 79,397
0.0
38,000  Texas Instruments, Inc.,
4.600%,
02/08/2027 38,618
0.0
41,000  Texas Instruments, Inc.,
4.600%,
02/15/2028 41,892
0.0
38,000  Texas Instruments, Inc.,
4.600%,
02/08/2029 39,004
0.0
36,000  Texas Instruments, Inc.,
4.850%,
02/08/2034 37,451
0.0
56,000  Texas Instruments, Inc.,
4.900%,
03/14/2033 58,688
0.0
38,000  Texas Instruments, Inc.,
5.000%,
03/14/2053 38,342
0.0
92,000  Texas Instruments, Inc.,
5.050%,
05/18/2063 92,395
0.0
44,000  Texas Instruments, Inc.,
5.150%,
02/08/2054 45,260
0.0
237,000  TSMC Arizona Corp.,
3.125%,
10/25/2041 193,867
0.0
242,000  TSMC Arizona Corp.,
4.125%,
04/22/2029 241,849
0.0
44,000  VMware LLC, 1.800%,
08/15/2028 40,041
0.0
89,000  VMware LLC, 2.200%,
08/15/2031 76,471
0.0
74,000  VMware LLC, 3.900%,
08/21/2027 73,247
0.0
30,000  VMware LLC, 4.650%,
05/15/2027 30,220
0.0
44,000  VMware LLC, 4.700%,
05/15/2030 44,349
0.0
110,000  VMware, Inc., 1.400%,
08/15/2026 104,268
0.0
59,000  Workday, Inc., 3.500%,
04/01/2027 58,084
0.0
44,000  Workday, Inc., 3.700%,
04/01/2029 42,987
0.0
74,000  Workday, Inc., 3.800%,
04/01/2032 70,275
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
44,000  Xilinx, Inc., 2.375%,
06/01/2030 $ 39,972
0.0
30,181,914
1.8
Utilities : 2.2%
47,000  AES Corp., 1.375%,
01/15/2026 45,117
0.0
59,000  AES Corp., 2.450%,
01/15/2031 51,122
0.0
53,000  AES Corp., 5.450%,
06/01/2028 54,583
0.0
27,000  Ameren Corp., 1.750%,
03/15/2028 24,836
0.0
30,000  Ameren Corp., 1.950%,
03/15/2027 28,427
0.0
47,000  Ameren Corp., 3.500%,
01/15/2031 44,498
0.0
21,000  Ameren Corp., 3.650%,
02/15/2026 20,785
0.0
41,000  Ameren Corp., 5.000%,
01/15/2029 41,996
0.0
36,000  Ameren Corp., 5.700%,
12/01/2026 37,021
0.0
22,000  Ameren Illinois Co.,
1.550%,
11/15/2030 18,876
0.0
21,000  Ameren Illinois Co.,
2.900%,
06/15/2051 14,484
0.0
18,000  Ameren Illinois Co.,
3.250%,
03/15/2050 13,270
0.0
30,000  Ameren Illinois Co.,
3.700%,
12/01/2047 24,518
0.0
25,000  Ameren Illinois Co.,
3.800%,
05/15/2028 24,750
0.0
30,000  Ameren Illinois Co.,
3.850%,
09/01/2032 28,720
0.0
29,000  Ameren Illinois Co.,
4.150%,
03/15/2046 25,381
0.0
30,000  Ameren Illinois Co.,
4.500%,
03/15/2049 27,710
0.0
30,000  Ameren Illinois Co.,
4.950%,
06/01/2033 30,916
0.0
25,000  Ameren Illinois Co.,
5.550%,
07/01/2054 26,925
0.0
21,000  Ameren Illinois Co.,
5.900%,
12/01/2052 23,425
0.0
33,000  American Water
Capital Corp., 2.300%,
06/01/2031 28,989
0.0
30,000  American Water
Capital Corp., 2.800%,
05/01/2030 27,852
0.0
36,000  American Water
Capital Corp., 2.950%,
09/01/2027 34,967
0.0
33,000  American Water
Capital Corp., 3.250%,
06/01/2051 24,334
0.0
33,000  American Water
Capital Corp., 3.450%,
06/01/2029 31,923
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
30,000  American Water
Capital Corp., 3.450%,
05/01/2050 $ 23,026
0.0
37,000  American Water
Capital Corp., 3.750%,
09/01/2028 36,476
0.0
44,000  American Water
Capital Corp., 3.750%,
09/01/2047 35,918
0.0
18,000  American Water
Capital Corp., 4.000%,
12/01/2046 15,435
0.0
33,000  American Water
Capital Corp., 4.150%,
06/01/2049 28,499
0.0
41,000  American Water
Capital Corp., 4.200%,
09/01/2048 35,843
0.0
30,000  American Water
Capital Corp., 4.300%,
12/01/2042 27,522
0.0
19,000  American Water
Capital Corp., 4.300%,
09/01/2045 17,084
0.0
47,000  American Water
Capital Corp., 4.450%,
06/01/2032 47,253
0.0
41,000
(1)
American Water
Capital Corp., 5.150%,
03/01/2034 42,781
0.0
41,000  American Water
Capital Corp., 5.450%,
03/01/2054 43,108
0.0
44,000  American Water
Capital Corp., 6.593%,
10/15/2037 51,525
0.0
347,000  Appalachian Power Co.,
4.400%,
05/15/2044 303,727
0.0
441,000  Appalachian Power Co.,
4.450%,
06/01/2045 383,638
0.0
24,000  Appalachian Power Co.
Y, 4.500%,
03/01/2049 20,977
0.0
171,000  Arizona Public
Service Co., 2.950%,
09/15/2027 164,823
0.0
229,000  Arizona Public
Service Co., 3.350%,
05/15/2050 167,558
0.0
500,000  Atlantic City Electric
Co., 2.300%,
03/15/2031 440,584
0.1
309,000  Atmos Energy Corp.,
4.125%,
10/15/2044 273,381
0.0
60,000  Atmos Energy Corp.,
4.125%,
03/15/2049 51,405
0.0
23,000  Avista Corp., 4.000%,
04/01/2052 18,630
0.0
22,000  Avista Corp., 4.350%,
06/01/2048 19,377
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
61,000  Baltimore Gas and
Electric Co., 3.500%,
08/15/2046 $ 47,941
0.0
30,000  Berkshire Hathaway
Energy Co., 1.650%,
05/15/2031 25,405
0.0
89,000  Berkshire Hathaway
Energy Co., 2.850%,
05/15/2051 60,297
0.0
35,000  Berkshire Hathaway
Energy Co., 3.250%,
04/15/2028 34,098
0.0
65,000  Berkshire Hathaway
Energy Co., 3.700%,
07/15/2030 63,600
0.0
44,000  Berkshire Hathaway
Energy Co., 3.800%,
07/15/2048 35,118
0.0
52,000  Berkshire Hathaway
Energy Co., 4.250%,
10/15/2050 44,484
0.0
59,000  Berkshire Hathaway
Energy Co., 4.450%,
01/15/2049 52,428
0.0
44,000  Berkshire Hathaway
Energy Co., 4.500%,
02/01/2045 41,297
0.0
58,000  Berkshire Hathaway
Energy Co., 4.600%,
05/01/2053 52,364
0.0
44,000  Berkshire Hathaway
Energy Co., 5.150%,
11/15/2043 44,405
0.0
33,000  Berkshire Hathaway
Energy Co., 5.950%,
05/15/2037 35,978
0.0
121,000  Berkshire Hathaway
Energy Co., 6.125%,
04/01/2036 133,708
0.0
24,000  Black Hills Corp.,
2.500%,
06/15/2030 21,324
0.0
24,000  Black Hills Corp.,
3.050%,
10/15/2029 22,381
0.0
24,000  Black Hills Corp.,
3.150%,
01/15/2027 23,367
0.0
18,000  Black Hills Corp.,
3.875%,
10/15/2049 14,057
0.0
18,000  Black Hills Corp.,
3.950%,
01/15/2026 17,872
0.0
18,000  Black Hills Corp.,
4.200%,
09/15/2046 15,099
0.0
24,000  Black Hills Corp.,
4.350%,
05/01/2033 23,032
0.0
21,000  Black Hills Corp.,
5.950%,
03/15/2028 22,046
0.0
27,000  Black Hills Corp.,
6.150%,
05/15/2034 29,148
0.0
441,000  CenterPoint Energy
Houston Electric LLC
AA, 3.000%,
02/01/2027 429,971
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
441,000  CenterPoint Energy
Houston Electric LLC
AF, 3.350%,
04/01/2051 $ 328,517
0.0
20,000  Cleveland Electric
Illuminating Co.,
5.950%,
12/15/2036 21,510
0.0
250,000  CMS Energy Corp.,
4.875%,
03/01/2044 240,727
0.0
41,000  Commonwealth Edison
Co. 130, 3.125%,
03/15/2051 29,345
0.0
47,000  Connecticut Light and
Power Co., 4.000%,
04/01/2048 40,197
0.0
28,000  Connecticut Light and
Power Co., 4.300%,
04/15/2044 25,360
0.0
21,000  Connecticut Light and
Power Co., 4.650%,
01/01/2029 21,365
0.0
18,000  Connecticut Light and
Power Co., 4.900%,
07/01/2033 18,465
0.0
30,000  Connecticut Light and
Power Co., 5.250%,
01/15/2053 30,726
0.0
24,000  Connecticut Light and
Power Co. A, 0.750%,
12/01/2025 23,086
0.0
25,000  Connecticut Light and
Power Co. A, 2.050%,
07/01/2031 21,601
0.0
30,000  Connecticut Light and
Power Co. A, 3.200%,
03/15/2027 29,458
0.0
21,000  Connecticut Light and
Power Co. A, 4.150%,
06/01/2045 18,527
0.0
146,000  Consolidated Edison
Co. of New York, Inc.,
2.400%,
06/15/2031 130,160
0.0
50,000  Consolidated Edison
Co. of New York, Inc.,
4.450%,
03/15/2044 45,951
0.0
321,000  Consolidated Edison
Co. of New York, Inc.,
4.500%,
12/01/2045 293,921
0.0
400,000  Consolidated Edison
Co. of New York, Inc.,
4.625%,
12/01/2054 370,715
0.0
200,000  Consolidated Edison
Co. of New York, Inc.
C, 4.300%,
12/01/2056 175,010
0.0
53,000  Constellation Energy
Generation LLC,
3.250%,
06/01/2025 52,468
0.0
44,000  Constellation Energy
Generation LLC,
5.600%,
03/01/2028 45,942
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
47,000  Constellation Energy
Generation LLC,
5.600%,
06/15/2042 $ 48,667
0.0
21,000  Constellation Energy
Generation LLC,
5.750%,
10/01/2041 22,176
0.0
53,000  Constellation Energy
Generation LLC,
5.750%,
03/15/2054 56,128
0.0
36,000  Constellation Energy
Generation LLC,
5.800%,
03/01/2033 38,640
0.0
30,000  Constellation Energy
Generation LLC,
6.125%,
01/15/2034 32,990
0.0
53,000  Constellation Energy
Generation LLC,
6.250%,
10/01/2039 59,382
0.0
53,000  Constellation Energy
Generation LLC,
6.500%,
10/01/2053 61,348
0.0
176,000  Consumers Energy Co.,
3.950%,
07/15/2047 151,027
0.0
25,000  Dayton Power &
Light Co., 3.950%,
06/15/2049 19,774
0.0
25,000  Dominion Energy South
Carolina, Inc., 4.600%,
06/15/2043 23,263
0.0
30,000  Dominion Energy South
Carolina, Inc., 5.100%,
06/01/2065 29,427
0.0
20,000  Dominion Energy South
Carolina, Inc., 5.300%,
05/15/2033 20,969
0.0
20,000  Dominion Energy South
Carolina, Inc., 5.450%,
02/01/2041 20,795
0.0
35,000  Dominion Energy South
Carolina, Inc., 6.050%,
01/15/2038 38,779
0.0
20,000  Dominion Energy South
Carolina, Inc., 6.625%,
02/01/2032 22,566
0.0
25,000  Dominion Energy
South Carolina, Inc. A,
2.300%,
12/01/2031 21,622
0.0
45,000  Dominion Energy, Inc.,
3.900%,
10/01/2025 44,741
0.0
30,000  Dominion Energy, Inc.,
4.250%,
06/01/2028 30,019
0.0
30,000  Dominion Energy, Inc.,
4.700%,
12/01/2044 27,127
0.0
55,000  Dominion Energy, Inc.,
5.375%,
11/15/2032 57,598
0.0
25,000  Dominion Energy, Inc.,
7.000%,
06/15/2038 29,348
0.0
45,000
(3)
Dominion Energy, Inc.,
7.912%, (US0003M +
3.057%),
10/01/2054 45,000
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
36,000  Dominion Energy, Inc.
A, 1.450%,
04/15/2026 $ 34,493
0.0
25,000  Dominion Energy, Inc.
A, 3.300%,
03/15/2025 24,794
0.0
25,000  Dominion Energy, Inc.
A, 4.350%,
08/15/2032 24,720
0.0
25,000  Dominion Energy, Inc.
A, 4.600%,
03/15/2049 22,064
0.0
31,000  Dominion Energy, Inc.
B, 3.300%,
04/15/2041 24,033
0.0
20,000  Dominion Energy, Inc.
B, 3.600%,
03/15/2027 19,677
0.0
40,000  Dominion Energy, Inc.
B, 4.850%,
08/15/2052 37,096
0.0
30,000  Dominion Energy, Inc.
B, 5.950%,
06/15/2035 32,537
0.0
55,000  Dominion Energy, Inc.
C, 2.250%,
08/15/2031 47,611
0.0
95,000  Dominion Energy, Inc.
C, 3.375%,
04/01/2030 90,070
0.0
20,000  Dominion Energy, Inc.
C, 4.050%,
09/15/2042 16,655
0.0
30,000  Dominion Energy, Inc.
C, 4.900%,
08/01/2041 28,349
0.0
25,000  Dominion Energy, Inc.
D, 2.850%,
08/15/2026 24,350
0.0
20,000  Dominion Energy, Inc.
E, 6.300%,
03/15/2033 21,928
0.0
36,000  DTE Electric Co.,
2.250%,
03/01/2030 32,759
0.0
30,000  DTE Electric Co.,
2.950%,
03/01/2050 21,192
0.0
30,000  DTE Electric Co.,
3.700%,
03/15/2045 24,976
0.0
18,000  DTE Electric Co.,
3.700%,
06/01/2046 15,115
0.0
26,000  DTE Electric Co.,
3.750%,
08/15/2047 21,179
0.0
38,000  DTE Electric Co.,
3.950%,
03/01/2049 32,217
0.0
21,000  DTE Electric Co.,
4.300%,
07/01/2044 19,075
0.0
30,000  DTE Electric Co.,
4.850%,
12/01/2026 30,611
0.0
36,000  DTE Electric Co.,
5.200%,
04/01/2033 37,737
0.0
30,000  DTE Electric Co.,
5.200%,
03/01/2034 31,420
0.0
36,000  DTE Electric Co.,
5.400%,
04/01/2053 37,862
0.0
34,000  DTE Electric Co. A,
1.900%,
04/01/2028 31,621
0.0
30,000  DTE Electric Co. A,
3.000%,
03/01/2032 27,464
0.0
22,000  DTE Electric Co. A,
4.000%,
04/01/2043 19,344
0.0
31,000  DTE Electric Co. A,
4.050%,
05/15/2048 26,901
0.0
25,000  DTE Electric Co. B,
3.250%,
04/01/2051 18,623
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
24,000  DTE Electric Co. B,
3.650%,
03/01/2052 $ 19,157
0.0
36,000  DTE Electric Co. C,
2.625%,
03/01/2031 32,613
0.0
36,000  DTE Energy Co.,
2.850%,
10/01/2026 35,069
0.0
18,000  DTE Energy Co.,
2.950%,
03/01/2030 16,638
0.0
47,000  DTE Energy Co.,
4.875%,
06/01/2028 48,012
0.0
71,000  DTE Energy Co.,
5.100%,
03/01/2029 73,140
0.0
50,000  DTE Energy Co.,
5.850%,
06/01/2034 53,695
0.0
28,000  DTE Energy Co. C,
3.400%,
06/15/2029 26,809
0.0
47,000  DTE Energy Co. F,
1.050%,
06/01/2025 45,878
0.0
441,000  Duke Energy Carolinas
LLC, 2.550%,
04/15/2031 396,668
0.0
441,000  Duke Energy Carolinas
LLC, 3.450%,
04/15/2051 335,225
0.0
588,000  Duke Energy Corp.,
2.450%,
06/01/2030 530,752
0.1
500,000  Duke Energy Corp.,
3.750%,
09/01/2046 397,523
0.1
500,000  Duke Energy Corp.,
4.800%,
12/15/2045 463,811
0.1
588,000  Duke Energy Florida
LLC, 3.800%,
07/15/2028 583,040
0.1
150,000  Duke Energy Progress
LLC, 4.150%,
12/01/2044 131,807
0.0
441,000  Duke Energy Progress
LLC, 4.200%,
08/15/2045 388,077
0.0
17,000  El Paso Electric Co.,
5.000%,
12/01/2044 15,593
0.0
23,000  El Paso Electric Co.,
6.000%,
05/15/2035 24,297
0.0
27,000  Emera US Finance L.P.,
2.639%,
06/15/2031 23,482
0.0
44,000  Emera US Finance L.P.,
3.550%,
06/15/2026 43,175
0.0
74,000  Emera US Finance L.P.,
4.750%,
06/15/2046 65,950
0.0
117,000  Enel Americas SA,
4.000%,
10/25/2026 116,452
0.0
101,000  Enel Chile SA, 4.875%,
06/12/2028 101,606
0.0
277,000  Entergy Arkansas LLC,
3.350%,
06/15/2052 203,465
0.0
500,000  Entergy Corp., 2.400%,
06/15/2031 435,427
0.1
475,000  Entergy Louisiana LLC,
2.350%,
06/15/2032 410,395
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
314,000  Essential Utilities, Inc.,
2.400%,
05/01/2031 $ 275,182
0.0
20,000  Evergy Kansas
Central, Inc., 2.550%,
07/01/2026 19,497
0.0
20,000  Evergy Kansas
Central, Inc., 3.100%,
04/01/2027 19,519
0.0
20,000  Evergy Kansas
Central, Inc., 3.250%,
09/01/2049 14,445
0.0
30,000  Evergy Kansas
Central, Inc., 3.450%,
04/15/2050 22,301
0.0
25,000  Evergy Kansas
Central, Inc., 4.100%,
04/01/2043 21,677
0.0
33,000  Evergy Kansas
Central, Inc., 4.125%,
03/01/2042 29,112
0.0
20,000  Evergy Kansas
Central, Inc., 4.250%,
12/01/2045 17,542
0.0
25,000  Evergy Kansas
Central, Inc., 5.700%,
03/15/2053 26,418
0.0
20,000  Evergy Metro, Inc.,
3.650%,
08/15/2025 19,862
0.0
20,000  Evergy Metro, Inc.,
4.200%,
06/15/2047 17,119
0.0
20,000  Evergy Metro, Inc.,
4.200%,
03/15/2048 17,129
0.0
20,000  Evergy Metro, Inc.,
4.950%,
04/15/2033 20,347
0.0
25,000  Evergy Metro, Inc.,
5.300%,
10/01/2041 25,437
0.0
25,000  Evergy Metro,
Inc. 2019, 4.125%,
04/01/2049 21,138
0.0
25,000  Evergy Metro,
Inc. 2020, 2.250%,
06/01/2030 22,365
0.0
50,000  Evergy, Inc., 2.900%,
09/15/2029 46,459
0.0
21,000
(1)
Eversource Energy,
2.550%,
03/15/2031 18,372
0.0
38,000  Eversource Energy,
2.900%,
03/01/2027 36,782
0.0
38,000  Eversource Energy,
3.375%,
03/01/2032 34,654
0.0
38,000  Eversource Energy,
3.450%,
01/15/2050 28,374
0.0
36,000  Eversource Energy,
4.600%,
07/01/2027 36,243
0.0
27,000  Eversource Energy,
4.750%,
05/15/2026 27,165
0.0
21,000  Eversource Energy,
5.000%,
01/01/2027 21,339
0.0
47,000  Eversource Energy,
5.125%,
05/15/2033 47,830
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
77,000  Eversource Energy,
5.450%,
03/01/2028 $ 79,853
0.0
38,000  Eversource Energy,
5.500%,
01/01/2034 39,469
0.0
41,000  Eversource Energy,
5.850%,
04/15/2031 43,590
0.0
47,000  Eversource Energy,
5.950%,
02/01/2029 49,763
0.0
41,000  Eversource Energy,
5.950%,
07/15/2034 44,092
0.0
27,000  Eversource Energy M,
3.300%,
01/15/2028 26,077
0.0
30,000  Eversource Energy O,
4.250%,
04/01/2029 29,809
0.0
18,000  Eversource Energy Q,
0.800%,
08/15/2025 17,414
0.0
36,000  Eversource Energy R,
1.650%,
08/15/2030 30,790
0.0
18,000  Eversource Energy U,
1.400%,
08/15/2026 17,056
0.0
588,000  Exelon Corp., 4.950%,
06/15/2035 588,845
0.1
441,000  Exelon Corp., 5.100%,
06/15/2045 431,850
0.1
36,000  FirstEnergy Corp.,
2.650%,
03/01/2030 32,879
0.0
27,000  FirstEnergy Corp. B,
2.250%,
09/01/2030 23,921
0.0
89,000  FirstEnergy Corp. B,
3.900%,
07/15/2027 88,136
0.0
50,000  FirstEnergy Corp. C,
3.400%,
03/01/2050 36,681
0.0
87,000  Florida Power &
Light Co., 2.450%,
02/03/2032 76,935
0.0
70,000  Florida Power &
Light Co., 2.875%,
12/04/2051 48,507
0.0
35,000  Florida Power &
Light Co., 3.125%,
12/01/2025 34,646
0.0
47,000  Florida Power &
Light Co., 3.150%,
10/01/2049 34,579
0.0
41,000  Florida Power &
Light Co., 3.700%,
12/01/2047 33,574
0.0
23,000  Florida Power &
Light Co., 3.800%,
12/15/2042 19,758
0.0
58,000  Florida Power &
Light Co., 3.950%,
03/01/2048 49,873
0.0
35,000  Florida Power &
Light Co., 3.990%,
03/01/2049 29,913
0.0
35,000  Florida Power &
Light Co., 4.050%,
06/01/2042 31,262
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
29,000  Florida Power &
Light Co., 4.050%,
10/01/2044 $ 25,699
0.0
35,000  Florida Power &
Light Co., 4.125%,
02/01/2042 31,643
0.0
29,000  Florida Power &
Light Co., 4.125%,
06/01/2048 25,412
0.0
44,000  Florida Power &
Light Co., 4.400%,
05/15/2028 44,545
0.0
29,000  Florida Power &
Light Co., 4.450%,
05/15/2026 29,225
0.0
29,000  Florida Power &
Light Co., 4.625%,
05/15/2030 29,762
0.0
44,000  Florida Power &
Light Co., 4.800%,
05/15/2033 45,072
0.0
17,000  Florida Power &
Light Co., 4.950%,
06/01/2035 17,541
0.0
20,000  Florida Power &
Light Co., 5.000%,
08/01/2034 20,876
0.0
58,000  Florida Power &
Light Co., 5.050%,
04/01/2028 59,877
0.0
44,000  Florida Power &
Light Co., 5.100%,
04/01/2033 46,057
0.0
44,000  Florida Power &
Light Co., 5.150%,
06/15/2029 45,915
0.0
23,000  Florida Power &
Light Co., 5.250%,
02/01/2041 23,654
0.0
44,000  Florida Power &
Light Co., 5.300%,
06/15/2034 46,692
0.0
44,000  Florida Power &
Light Co., 5.300%,
04/01/2053 46,041
0.0
49,000  Florida Power &
Light Co., 5.600%,
06/15/2054 53,499
0.0
24,000  Florida Power &
Light Co., 5.625%,
04/01/2034 26,128
0.0
23,000  Florida Power &
Light Co., 5.650%,
02/01/2037 24,868
0.0
29,000  Florida Power &
Light Co., 5.690%,
03/01/2040 31,450
0.0
35,000  Florida Power &
Light Co., 5.950%,
02/01/2038 38,734
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
29,000  Florida Power &
Light Co., 5.960%,
04/01/2039 $ 32,182
0.0
17,000  Florida Power &
Light Co. A, 3.300%,
05/30/2027 16,727
0.0
65,000  Fortis, Inc./Canada,
3.055%,
10/04/2026 63,266
0.0
500,000  Georgia Power Co. A,
3.250%,
03/15/2051 369,619
0.0
27,000  Idaho Power Co., K,
4.200%,
03/01/2048 22,879
0.0
24,000  Idaho Power Co., MTN,
5.500%,
03/15/2053 24,837
0.0
21,000  Idaho Power Co., MTN,
5.800%,
04/01/2054 22,516
0.0
500,000  Indiana Michigan
Power Co. K, 4.550%,
03/15/2046 452,322
0.1
28,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 27,084
0.0
24,000  IPALCO Enterprises,
Inc., 5.750%,
04/01/2034 25,170
0.0
95,000  ITC Holdings Corp.,
3.350%,
11/15/2027 92,604
0.0
33,000  Kentucky Utilities Co.,
3.300%,
06/01/2050 24,219
0.0
35,000  Kentucky Utilities Co.,
4.375%,
10/01/2045 31,272
0.0
49,000  Kentucky Utilities Co.,
5.125%,
11/01/2040 49,408
0.0
25,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 26,400
0.0
25,000  Louisville Gas and
Electric Co., 4.250%,
04/01/2049 21,448
0.0
20,000  Louisville Gas and
Electric Co. 25,
3.300%,
10/01/2025 19,784
0.0
25,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 26,392
0.0
30,000  MidAmerican
Energy Co., 2.700%,
08/01/2052 19,779
0.0
22,000  MidAmerican
Energy Co., 3.100%,
05/01/2027 21,537
0.0
36,000  MidAmerican
Energy Co., 3.150%,
04/15/2050 26,408
0.0
50,000  MidAmerican
Energy Co., 3.650%,
04/15/2029 49,149
0.0
41,000  MidAmerican
Energy Co., 3.650%,
08/01/2048 33,007
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
28,000  MidAmerican
Energy Co., 3.950%,
08/01/2047 $ 23,757
0.0
27,000  MidAmerican
Energy Co., 4.250%,
05/01/2046 23,872
0.0
53,000  MidAmerican
Energy Co., 4.250%,
07/15/2049 46,907
0.0
24,000  MidAmerican
Energy Co., 4.400%,
10/15/2044 21,903
0.0
21,000  MidAmerican
Energy Co., 4.800%,
09/15/2043 20,341
0.0
36,000  MidAmerican
Energy Co., 5.300%,
02/01/2055 37,270
0.0
21,000  MidAmerican
Energy Co., 5.350%,
01/15/2034 22,304
0.0
59,000  MidAmerican
Energy Co., 5.850%,
09/15/2054 65,773
0.0
24,000  MidAmerican
Energy Co., 6.750%,
12/30/2031 27,751
0.0
18,000  MidAmerican Energy
Co., MTN, 5.750%,
11/01/2035 19,687
0.0
21,000  MidAmerican Energy
Co., MTN, 5.800%,
10/15/2036 23,029
0.0
777,000  Mississippi Power
Co. 12-A, 4.250%,
03/15/2042 689,090
0.1
50,000  National Fuel Gas Co.,
2.950%,
03/01/2031 44,172
0.0
27,000  National Fuel Gas Co.,
5.200%,
07/15/2025 27,024
0.0
64,000  National Fuel Gas Co.,
5.500%,
01/15/2026 64,603
0.0
133,000  National Grid PLC,
5.809%,
06/12/2033 142,325
0.0
33,000  National Rural Utilities
Cooperative Finance
Corp., 4.300%,
03/15/2049 28,793
0.0
588,000
(3)
National Rural Utilities
Cooperative Finance
Corp., 5.250%,
04/20/2046 589,126
0.1
243,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 263,395
0.0
30,000  Nevada Power Co.,
6.000%,
03/15/2054 33,227
0.0
30,000  Nevada Power Co. CC,
3.700%,
05/01/2029 29,428
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
25,000  Nevada Power Co. DD,
2.400%,
05/01/2030 $ 22,672
0.0
18,000  Nevada Power Co. EE,
3.125%,
08/01/2050 12,501
0.0
24,000  Nevada Power Co. GG,
5.900%,
05/01/2053 26,148
0.0
21,000  Nevada Power Co. R,
6.750%,
07/01/2037 24,611
0.0
58,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 55,090
0.0
87,000  NextEra Energy Capital
Holdings, Inc., 1.900%,
06/15/2028 80,247
0.0
116,000  NextEra Energy Capital
Holdings, Inc., 2.250%,
06/01/2030 103,738
0.0
58,000  NextEra Energy Capital
Holdings, Inc., 2.440%,
01/15/2032 50,344
0.0
58,000  NextEra Energy Capital
Holdings, Inc., 2.750%,
11/01/2029 54,115
0.0
29,000  NextEra Energy Capital
Holdings, Inc., 3.000%,
01/15/2052 20,029
0.0
29,000  NextEra Energy Capital
Holdings, Inc., 3.500%,
04/01/2029 28,062
0.0
86,000  NextEra Energy Capital
Holdings, Inc., 3.550%,
05/01/2027 84,830
0.0
35,000
(3)
NextEra Energy Capital
Holdings, Inc., 3.800%,
03/15/2082 33,512
0.0
73,000  NextEra Energy Capital
Holdings, Inc., 4.625%,
07/15/2027 74,107
0.0
32,000
(3)
NextEra Energy Capital
Holdings, Inc., 4.800%,
12/01/2077 30,384
0.0
73,000  NextEra Energy Capital
Holdings, Inc., 4.900%,
02/28/2028 74,632
0.0
52,000  NextEra Energy Capital
Holdings, Inc., 4.900%,
03/15/2029 53,344
0.0
58,000  NextEra Energy Capital
Holdings, Inc., 4.950%,
01/29/2026 58,605
0.0
35,000  NextEra Energy Capital
Holdings, Inc., 5.000%,
02/28/2030 36,212
0.0
58,000  NextEra Energy Capital
Holdings, Inc., 5.000%,
07/15/2032 59,720
0.0
58,000  NextEra Energy Capital
Holdings, Inc., 5.050%,
02/28/2033 59,729
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
64,000  NextEra Energy Capital
Holdings, Inc., 5.250%,
03/15/2034 $ 66,497
0.0
67,000  NextEra Energy Capital
Holdings, Inc., 5.250%,
02/28/2053 67,199
0.0
47,000  NextEra Energy Capital
Holdings, Inc., 5.550%,
03/15/2054 49,149
0.0
29,000
(1)(3)
NextEra Energy Capital
Holdings, Inc., 5.650%,
05/01/2079 28,909
0.0
116,000  NextEra Energy Capital
Holdings, Inc., 5.749%,
09/01/2025 117,207
0.0
58,000
(3)
NextEra Energy Capital
Holdings, Inc., 6.700%,
09/01/2054 60,987
0.0
70,000
(3)
NextEra Energy Capital
Holdings, Inc., 6.750%,
06/15/2054 75,711
0.0
74,000  NiSource, Inc., 0.950%,
08/15/2025 71,674
0.0
44,000  NiSource, Inc., 1.700%,
02/15/2031 37,171
0.0
44,000  NiSource, Inc., 2.950%,
09/01/2029 41,250
0.0
59,000  NiSource, Inc., 3.490%,
05/15/2027 57,972
0.0
59,000  NiSource, Inc., 3.600%,
05/01/2030 56,672
0.0
44,000  NiSource, Inc., 3.950%,
03/30/2048 36,126
0.0
59,000  NiSource, Inc., 4.375%,
05/15/2047 51,816
0.0
44,000  NiSource, Inc., 4.800%,
02/15/2044 41,308
0.0
21,000  NiSource, Inc., 5.000%,
06/15/2052 20,173
0.0
62,000  NiSource, Inc., 5.250%,
03/30/2028 63,885
0.0
30,000  NiSource, Inc., 5.250%,
02/15/2043 29,869
0.0
38,000  NiSource, Inc., 5.350%,
04/01/2034 39,475
0.0
27,000  NiSource, Inc., 5.400%,
06/30/2033 28,114
0.0
30,000  NiSource, Inc., 5.650%,
02/01/2045 31,136
0.0
21,000  NiSource, Inc., 5.950%,
06/15/2041 22,428
0.0
57,000  Northern States
Power Co., 2.600%,
06/01/2051 37,349
0.0
500,000  Northern States
Power Co., 4.125%,
05/15/2044 438,225
0.1
18,000  NSTAR Electric Co.,
1.950%,
08/15/2031 15,382
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
18,000  NSTAR Electric Co.,
3.100%,
06/01/2051 $ 12,714
0.0
41,000  NSTAR Electric Co.,
3.200%,
05/15/2027 40,089
0.0
24,000  NSTAR Electric Co.,
3.250%,
05/15/2029 23,084
0.0
24,000  NSTAR Electric Co.,
3.950%,
04/01/2030 23,771
0.0
18,000  NSTAR Electric Co.,
4.400%,
03/01/2044 16,333
0.0
27,000  NSTAR Electric Co.,
4.550%,
06/01/2052 24,807
0.0
24,000  NSTAR Electric Co.,
4.950%,
09/15/2052 23,443
0.0
18,000  NSTAR Electric Co.,
5.500%,
03/15/2040 18,900
0.0
26,000  Oglethorpe Power
Corp., 3.750%,
08/01/2050 20,055
0.0
30,000  Oglethorpe Power
Corp., 4.500%,
04/01/2047 26,342
0.0
30,000  Oglethorpe Power
Corp., 5.050%,
10/01/2048 28,499
0.0
18,000  Oglethorpe Power
Corp., 5.250%,
09/01/2050 17,557
0.0
27,000  Oglethorpe Power
Corp., 5.375%,
11/01/2040 26,856
0.0
24,000  Oglethorpe Power
Corp., 5.950%,
11/01/2039 25,485
0.0
24,000  Oglethorpe Power
Corp., 6.200%,
12/01/2053 26,298
0.0
20,000  Ohio Edison Co.,
6.875%,
07/15/2036 23,345
0.0
110,000  Oklahoma Gas and
Electric Co., 4.000%,
12/15/2044 92,574
0.0
27,000  Oncor Electric Delivery
Co. LLC, 0.550%,
10/01/2025 26,024
0.0
29,000  Oncor Electric Delivery
Co. LLC, 2.700%,
11/15/2051 18,805
0.0
41,000  Oncor Electric Delivery
Co. LLC, 2.750%,
05/15/2030 37,792
0.0
41,000  Oncor Electric Delivery
Co. LLC, 3.100%,
09/15/2049 29,465
0.0
38,000  Oncor Electric Delivery
Co. LLC, 3.700%,
11/15/2028 37,419
0.0
24,000  Oncor Electric Delivery
Co. LLC, 3.700%,
05/15/2050 19,064
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
33,000  Oncor Electric Delivery
Co. LLC, 3.750%,
04/01/2045 $ 27,284
0.0
19,000  Oncor Electric Delivery
Co. LLC, 3.800%,
09/30/2047 15,711
0.0
30,000  Oncor Electric Delivery
Co. LLC, 3.800%,
06/01/2049 24,426
0.0
27,000  Oncor Electric Delivery
Co. LLC, 4.100%,
11/15/2048 23,030
0.0
24,000  Oncor Electric Delivery
Co. LLC, 4.150%,
06/01/2032 23,485
0.0
36,000  Oncor Electric Delivery
Co. LLC, 4.300%,
05/15/2028 36,194
0.0
41,000  Oncor Electric Delivery
Co. LLC, 4.550%,
09/15/2032 41,225
0.0
24,000  Oncor Electric Delivery
Co. LLC, 4.550%,
12/01/2041 22,519
0.0
23,000  Oncor Electric Delivery
Co. LLC, 4.600%,
06/01/2052 21,101
0.0
53,000  Oncor Electric Delivery
Co. LLC, 4.950%,
09/15/2052 51,720
0.0
28,000  Oncor Electric Delivery
Co. LLC, 5.250%,
09/30/2040 28,690
0.0
21,000  Oncor Electric Delivery
Co. LLC, 5.300%,
06/01/2042 21,520
0.0
18,000  Oncor Electric Delivery
Co. LLC, 5.350%,
10/01/2052 18,442
0.0
35,000
(4)
Oncor Electric Delivery
Co. LLC, 5.550%,
06/15/2054 37,283
0.0
47,000  Oncor Electric Delivery
Co. LLC, 5.650%,
11/15/2033 50,703
0.0
19,000  Oncor Electric Delivery
Co. LLC, 5.750%,
03/15/2029 20,176
0.0
29,000  Oncor Electric Delivery
Co. LLC, 7.000%,
05/01/2032 33,496
0.0
19,000  Oncor Electric Delivery
Co. LLC, 7.250%,
01/15/2033 22,446
0.0
18,000  Oncor Electric Delivery
Co. LLC, 7.500%,
09/01/2038 22,758
0.0
18,000  ONE Gas, Inc., 2.000%,
05/15/2030 15,986
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
18,000  ONE Gas, Inc., 4.250%,
09/01/2032 $ 17,800
0.0
24,000  ONE Gas, Inc., 4.500%,
11/01/2048 21,405
0.0
36,000  ONE Gas, Inc., 4.658%,
02/01/2044 33,637
0.0
18,000  ONE Gas, Inc., 5.100%,
04/01/2029 18,655
0.0
500,000  Pacific Gas and
Electric Co., 2.100%,
08/01/2027 468,681
0.1
881,000  Pacific Gas and
Electric Co., 2.500%,
02/01/2031 772,190
0.1
103,000  Pacific Gas and
Electric Co., 3.250%,
06/01/2031 93,825
0.0
881,000  Pacific Gas and
Electric Co., 3.300%,
08/01/2040 684,726
0.1
175,000  Pacific Gas and
Electric Co., 4.200%,
06/01/2041 147,949
0.0
24,000  PacifiCorp, 2.700%,
09/15/2030 21,791
0.0
59,000  PacifiCorp, 2.900%,
06/15/2052 38,200
0.0
36,000  PacifiCorp, 3.300%,
03/15/2051 25,447
0.0
24,000  PacifiCorp, 3.500%,
06/15/2029 23,217
0.0
18,000  PacifiCorp, 4.100%,
02/01/2042 15,465
0.0
36,000  PacifiCorp, 4.125%,
01/15/2049 29,897
0.0
36,000  PacifiCorp, 4.150%,
02/15/2050 29,903
0.0
30,000  PacifiCorp, 5.100%,
02/15/2029 31,008
0.0
18,000  PacifiCorp, 5.250%,
06/15/2035 18,479
0.0
41,000  PacifiCorp, 5.300%,
02/15/2031 42,697
0.0
65,000  PacifiCorp, 5.350%,
12/01/2053 64,382
0.0
65,000  PacifiCorp, 5.450%,
02/15/2034 67,584
0.0
71,000  PacifiCorp, 5.500%,
05/15/2054 71,438
0.0
36,000  PacifiCorp, 5.750%,
04/01/2037 38,181
0.0
89,000  PacifiCorp, 5.800%,
01/15/2055 93,459
0.0
38,000  PacifiCorp, 6.000%,
01/15/2039 41,115
0.0
20,000  PacifiCorp, 6.100%,
08/01/2036 21,892
0.0
36,000  PacifiCorp, 6.250%,
10/15/2037 39,883
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
18,000  PacifiCorp, 6.350%,
07/15/2038 $ 19,980
0.0
18,000  PacifiCorp, 7.700%,
11/15/2031 21,190
0.0
441,000  PECO Energy Co.,
4.150%,
10/01/2044 393,672
0.0
250,000  Piedmont Natural Gas
Co., Inc., 4.100%,
09/18/2034 235,167
0.0
40,000  PPL Capital Funding,
Inc., 3.100%,
05/15/2026 39,183
0.0
25,000  PPL Capital Funding,
Inc., 4.125%,
04/15/2030 24,592
0.0
25,000  PPL Electric Utilities
Corp., 3.000%,
10/01/2049 17,963
0.0
30,000  PPL Electric Utilities
Corp., 3.950%,
06/01/2047 25,790
0.0
20,000  PPL Electric Utilities
Corp., 4.125%,
06/15/2044 17,790
0.0
20,000  PPL Electric Utilities
Corp., 4.150%,
10/01/2045 17,746
0.0
25,000  PPL Electric Utilities
Corp., 4.150%,
06/15/2048 21,929
0.0
20,000  PPL Electric Utilities
Corp., 4.750%,
07/15/2043 19,312
0.0
40,000  PPL Electric Utilities
Corp., 5.000%,
05/15/2033 41,258
0.0
45,000  PPL Electric Utilities
Corp., 5.250%,
05/15/2053 46,599
0.0
20,000  PPL Electric Utilities
Corp., 6.250%,
05/15/2039 22,834
0.0
235,000  Public Service Co. of
Colorado, 3.700%,
06/15/2028 231,844
0.0
500,000  Public Service Co. of
Colorado, 4.100%,
06/15/2048 421,605
0.1
234,000  Public Service Co. of
Colorado 35, 1.900%,
01/15/2031 201,449
0.0
18,000  Public Service Co.
of New Hampshire,
3.600%,
07/01/2049 14,153
0.0
18,000  Public Service Co.
of New Hampshire,
5.150%,
01/15/2053 18,111
0.0
36,000  Public Service Co.
of New Hampshire,
5.350%,
10/01/2033 38,166
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
21,000  Public Service Co. of
New Hampshire V,
2.200%,
06/15/2031 $ 18,308
0.0
250,000  Public Service Electric
and Gas Co., I, 4.000%,
06/01/2044 214,504
0.0
441,000  Public Service Electric
and Gas Co., MTN,
3.800%,
01/01/2043 377,876
0.0
88,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 92,204
0.0
30,000  Puget Energy, Inc.,
2.379%,
06/15/2028 27,793
0.0
24,000  Puget Energy, Inc.,
3.650%,
05/15/2025 23,749
0.0
33,000  Puget Energy, Inc.,
4.100%,
06/15/2030 31,811
0.0
27,000  Puget Energy, Inc.,
4.224%,
03/15/2032 25,420
0.0
69,000  Puget Sound Energy,
Inc., 2.893%,
09/15/2051 46,024
0.0
27,000  Puget Sound Energy,
Inc., 3.250%,
09/15/2049 19,577
0.0
36,000  Puget Sound Energy,
Inc., 4.223%,
06/15/2048 30,810
0.0
25,000  Puget Sound Energy,
Inc., 4.300%,
05/20/2045 21,957
0.0
24,000  Puget Sound Energy,
Inc., 5.448%,
06/01/2053 24,839
0.0
18,000  Puget Sound Energy,
Inc., 5.638%,
04/15/2041 18,846
0.0
21,000  Puget Sound Energy,
Inc., 5.757%,
10/01/2039 22,806
0.0
19,000  Puget Sound Energy,
Inc., 5.795%,
03/15/2040 20,020
0.0
18,000  Puget Sound Energy,
Inc., 6.274%,
03/15/2037 20,247
0.0
30,000  San Diego Gas &
Electric Co., 2.500%,
05/15/2026 29,327
0.0
30,000  San Diego Gas &
Electric Co., 3.700%,
03/15/2052 23,456
0.0
24,000  San Diego Gas &
Electric Co., 4.150%,
05/15/2048 20,660
0.0
30,000  San Diego Gas &
Electric Co., 4.500%,
08/15/2040 28,774
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
36,000  San Diego Gas &
Electric Co., 4.950%,
08/15/2028 $ 37,011
0.0
47,000  San Diego Gas &
Electric Co., 5.350%,
04/01/2053 48,318
0.0
36,000  San Diego Gas &
Electric Co., 5.550%,
04/15/2054 38,084
0.0
18,000  San Diego Gas &
Electric Co., 6.000%,
06/01/2039 20,138
0.0
24,000  San Diego Gas &
Electric Co. RRR,
3.750%,
06/01/2047 19,565
0.0
24,000  San Diego Gas &
Electric Co. TTT,
4.100%,
06/15/2049 20,328
0.0
24,000  San Diego Gas &
Electric Co. UUU,
3.320%,
04/15/2050 17,703
0.0
47,000  San Diego Gas &
Electric Co. VVV,
1.700%,
10/01/2030 40,689
0.0
44,000  San Diego Gas &
Electric Co. WWW,
2.950%,
08/15/2051 30,938
0.0
30,000  San Diego Gas &
Electric Co. XXX,
3.000%,
03/15/2032 27,336
0.0
44,000  Sempra, 3.250%,
06/15/2027 42,905
0.0
59,000  Sempra, 3.400%,
02/01/2028 57,222
0.0
30,000  Sempra, 3.700%,
04/01/2029 29,108
0.0
59,000  Sempra, 3.800%,
02/01/2038 51,489
0.0
47,000  Sempra, 4.000%,
02/01/2048 38,181
0.0
44,000  Sempra, 6.000%,
10/15/2039 47,004
0.0
36,000
(3)
Sempra, 6.875%,
10/01/2054 37,406
0.0
59,000
(3)
Sempra Energy,
4.125%,
04/01/2052 56,393
0.0
33,000  Sempra Energy,
5.400%,
08/01/2026 33,631
0.0
41,000  Sempra Energy,
5.500%,
08/01/2033 43,023
0.0
24,000  Sierra Pacific
Power Co., 2.600%,
05/01/2026 23,422
0.0
24,000  Sierra Pacific
Power Co., 5.900%,
03/15/2054 26,318
0.0
220,000  Southern California
Edison Co., 4.000%,
04/01/2047 184,062
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
500,000  Southern California
Edison Co., 4.650%,
10/01/2043 $ 467,011
0.1
500,000  Southern California
Edison Co. 13-A,
3.900%,
03/15/2043 418,861
0.1
41,000  Southern California
Gas Co., 2.950%,
04/15/2027 39,916
0.0
21,000  Southern California
Gas Co., 3.200%,
06/15/2025 20,796
0.0
21,000  Southern California
Gas Co., 3.750%,
09/15/2042 17,531
0.0
18,000  Southern California
Gas Co., 5.125%,
11/15/2040 18,251
0.0
30,000  Southern California
Gas Co., 5.200%,
06/01/2033 31,234
0.0
30,000  Southern California
Gas Co., 5.600%,
04/01/2054 31,835
0.0
30,000  Southern California
Gas Co., 5.750%,
06/01/2053 32,049
0.0
36,000  Southern California
Gas Co., 6.350%,
11/15/2052 41,759
0.0
30,000  Southern California
Gas Co. TT, 2.600%,
06/15/2026 29,286
0.0
24,000  Southern California
Gas Co. UU, 4.125%,
06/01/2048 20,440
0.0
33,000  Southern California
Gas Co. VV, 4.300%,
01/15/2049 28,487
0.0
38,000  Southern California
Gas Co. XX, 2.550%,
02/01/2030 34,865
0.0
500,000  Southern Co. 21-B,
1.750%,
03/15/2028 458,997
0.1
200,000  Southern Co. Gas
Capital Corp. 20-A,
1.750%,
01/15/2031 169,740
0.0
500,000  Southern Power Co.,
4.150%,
12/01/2025 497,472
0.1
27,000  Southwest Gas Corp.,
2.200%,
06/15/2030 23,966
0.0
18,000  Southwest Gas Corp.,
3.180%,
08/15/2051 12,151
0.0
18,000  Southwest Gas Corp.,
3.700%,
04/01/2028 17,549
0.0
18,000  Southwest Gas Corp.,
3.800%,
09/29/2046 14,432
0.0
36,000  Southwest Gas Corp.,
4.050%,
03/15/2032 34,258
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
18,000  Southwest Gas Corp.,
4.150%,
06/01/2049 $ 14,584
0.0
18,000  Southwest Gas Corp.,
5.450%,
03/23/2028 18,581
0.0
18,000  Southwest Gas Corp.,
5.800%,
12/01/2027 18,718
0.0
18,000  Spire Missouri, Inc.,
3.300%,
06/01/2051 13,032
0.0
23,000  Spire Missouri, Inc.,
4.800%,
02/15/2033 23,425
0.0
20,000  Spire, Inc., 5.300%,
03/01/2026 20,229
0.0
89,000  Tampa Electric Co.,
2.400%,
03/15/2031 78,422
0.0
126,000  Tampa Electric Co.,
3.450%,
03/15/2051 94,612
0.0
67,000  Toledo Edison Co.,
6.150%,
05/15/2037 74,804
0.0
18,000  Tucson Electric
Power Co., 1.500%,
08/01/2030 15,389
0.0
19,000  Tucson Electric
Power Co., 3.250%,
05/15/2032 17,397
0.0
19,000  Tucson Electric
Power Co., 3.250%,
05/01/2051 13,629
0.0
21,000  Tucson Electric
Power Co., 4.000%,
06/15/2050 17,048
0.0
18,000  Tucson Electric
Power Co., 4.850%,
12/01/2048 16,876
0.0
22,000  Tucson Electric
Power Co., 5.500%,
04/15/2053 22,561
0.0
31,000  Union Electric Co.,
2.150%,
03/15/2032 26,573
0.0
33,000  Union Electric Co.,
2.625%,
03/15/2051 21,444
0.0
24,000  Union Electric Co.,
2.950%,
06/15/2027 23,351
0.0
28,000  Union Electric Co.,
2.950%,
03/15/2030 26,227
0.0
20,000  Union Electric Co.,
3.250%,
10/01/2049 14,928
0.0
27,000  Union Electric Co.,
3.500%,
03/15/2029 26,280
0.0
24,000  Union Electric Co.,
3.650%,
04/15/2045 19,390
0.0
29,000  Union Electric Co.,
3.900%,
09/15/2042 24,936
0.0
31,000  Union Electric Co.,
3.900%,
04/01/2052 25,601
0.0
25,000  Union Electric Co.,
4.000%,
04/01/2048 21,146
0.0
30,000  Union Electric Co.,
5.200%,
04/01/2034 31,373
0.0
21,000  Union Electric Co.,
5.250%,
01/15/2054 21,325
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
18,000  Union Electric Co.,
5.300%,
08/01/2037 $ 19,111
0.0
30,000  Union Electric Co.,
5.450%,
03/15/2053 31,440
0.0
21,000  Union Electric Co.,
8.450%,
03/15/2039 28,275
0.0
30,000  Virginia Electric and
Power Co., 2.300%,
11/15/2031 26,188
0.0
40,000  Virginia Electric and
Power Co., 2.400%,
03/30/2032 34,919
0.0
55,000  Virginia Electric and
Power Co., 2.450%,
12/15/2050 34,064
0.0
55,000  Virginia Electric and
Power Co., 2.950%,
11/15/2051 37,498
0.0
35,000  Virginia Electric and
Power Co., 3.300%,
12/01/2049 25,537
0.0
30,000  Virginia Electric and
Power Co., 4.000%,
01/15/2043 25,792
0.0
40,000  Virginia Electric and
Power Co., 4.450%,
02/15/2044 36,341
0.0
40,000  Virginia Electric and
Power Co., 4.600%,
12/01/2048 36,939
0.0
45,000  Virginia Electric and
Power Co., 5.000%,
04/01/2033 46,122
0.0
25,000  Virginia Electric and
Power Co., 5.300%,
08/15/2033 26,099
0.0
45,000  Virginia Electric and
Power Co., 5.450%,
04/01/2053 46,706
0.0
40,000  Virginia Electric and
Power Co., 5.700%,
08/15/2053 42,841
0.0
30,000  Virginia Electric and
Power Co., 6.350%,
11/30/2037 33,716
0.0
45,000  Virginia Electric and
Power Co., 8.875%,
11/15/2038 62,173
0.0
30,000  Virginia Electric and
Power Co. A, 2.875%,
07/15/2029 28,243
0.0
20,000  Virginia Electric and
Power Co. A, 3.100%,
05/15/2025 19,827
0.0
45,000  Virginia Electric and
Power Co. A, 3.150%,
01/15/2026 44,462
0.0
45,000  Virginia Electric and
Power Co. A, 3.500%,
03/15/2027 44,460
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
45,000  Virginia Electric and
Power Co. A, 3.800%,
04/01/2028 $ 44,591
0.0
36,000  Virginia Electric and
Power Co. A, 6.000%,
05/15/2037 39,573
0.0
25,000  Virginia Electric and
Power Co. B, 2.950%,
11/15/2026 24,455
0.0
40,000  Virginia Electric and
Power Co. B, 3.750%,
05/15/2027 39,703
0.0
35,000  Virginia Electric and
Power Co. B, 3.800%,
09/15/2047 28,475
0.0
20,000  Virginia Electric and
Power Co. B, 4.200%,
05/15/2045 17,427
0.0
35,000  Virginia Electric and
Power Co. B, 6.000%,
01/15/2036 38,425
0.0
30,000  Virginia Electric and
Power Co. C, 4.000%,
11/15/2046 25,144
0.0
40,000  Virginia Electric and
Power Co. C, 4.625%,
05/15/2052 36,724
0.0
35,000  Virginia Electric and
Power Co. D, 4.650%,
08/15/2043 33,006
0.0
23,000  Washington Gas Light
Co., MTN, 3.650%,
09/15/2049 17,980
0.0
26,000  Washington Gas
Light Co. K, 3.796%,
09/15/2046 21,210
0.0
136,000  WEC Energy Group,
Inc., 4.750%,
01/09/2026 136,625
0.0
250,000  Wisconsin Electric
Power Co., 4.250%,
06/01/2044 220,558
0.0
229,000  Wisconsin Power and
Light Co., 4.100%,
10/15/2044 194,157
0.0
35,981,463
2.2
Total Corporate Bonds/
Notes
(Cost $428,898,112)
419,757,475
25.6
SOVEREIGN BONDS : 2.2%
59,000  Asian Development
Bank,
3.125
%,
04/27/2032 56,646
0.0
44,000  Asian Development
Bank,
5.820
%,
06/16/2028 47,178
0.0
18,000  Asian Development
Bank,
6.220
%,
08/15/2027 19,095
0.0
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
24,000  Asian Development
Bank,
6.375
%,
10/01/2028 $ 26,039
0.0
266,000  Asian Development
Bank, GMTN,
0.500
%,
02/04/2026 254,321
0.0
59,000  Asian Development
Bank, GMTN,
0.750
%,
10/08/2030 49,827
0.0
296,000  Asian Development
Bank, GMTN,
1.000
%,
04/14/2026 283,542
0.0
89,000  Asian Development
Bank, GMTN,
1.250
%,
06/09/2028 81,952
0.0
207,000  Asian Development
Bank, GMTN,
1.500
%,
01/20/2027 197,415
0.0
118,000  Asian Development
Bank, GMTN,
1.500
%,
03/04/2031 103,245
0.0
36,000  Asian Development
Bank, GMTN,
1.750
%,
08/14/2026 34,730
0.0
118,000  Asian Development
Bank, GMTN,
1.750
%,
09/19/2029 108,041
0.0
89,000  Asian Development
Bank, GMTN,
1.875
%,
03/15/2029 82,660
0.0
118,000  Asian Development
Bank, GMTN,
1.875
%,
01/24/2030 108,016
0.0
59,000  Asian Development
Bank, GMTN,
2.000
%,
04/24/2026 57,363
0.0
300,000  Asian Development
Bank, GMTN,
2.125
%,
03/19/2025 296,790
0.0
30,000  Asian Development
Bank, GMTN,
2.375
%,
08/10/2027 29,016
0.0
95,000  Asian Development
Bank, GMTN,
2.500
%,
11/02/2027 91,958
0.0
77,000  Asian Development
Bank, GMTN,
2.625
%,
01/12/2027 75,315
0.0
104,000  Asian Development
Bank, GMTN,
2.750
%,
01/19/2028 101,315
0.0
266,000  Asian Development
Bank, GMTN,
3.125
%,
08/20/2027 262,519
0.0
44,000  Asian Development
Bank, GMTN,
3.125
%,
09/26/2028 43,327
0.0
207,000  Asian Development
Bank, GMTN,
3.750
%,
04/25/2028 207,964
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
74,000  Asian Development
Bank, GMTN,
3.875
%,
09/28/2032 $ 74,746
0.0
118,000  Asian Development
Bank, GMTN,
3.875
%,
06/14/2033 118,310
0.0
118,000  Asian Development
Bank, GMTN,
4.000
%,
01/12/2033 119,258
0.0
178,000
(1)
Asian Development
Bank, GMTN,
4.125
%,
01/12/2027 179,992
0.0
118,000  Asian Development
Bank, GMTN,
4.125
%,
01/12/2034 120,368
0.0
207,000  Asian Development
Bank, GMTN,
4.375
%,
03/06/2029 213,293
0.0
237,000
(1)
Asian Development
Bank, GMTN,
4.500
%,
08/25/2028 244,717
0.0
30,000  Asian Development
Bank, GMTN,
4.875
%,
09/26/2028 30,590
0.0
20,000  Asian Development
Bank, GMTN,
4.950
%,
04/12/2029 20,268
0.0
842,000  Chile Government
International Bond,
3.100
%,
05/07/2041 659,496
0.1
656,932  Chile Government
International Bond,
4.950
%,
01/05/2036 666,129
0.1
237,000  European Investment
Bank,
0.375
%,
12/15/2025 227,128
0.0
296,000  European Investment
Bank,
0.375
%,
03/26/2026 281,278
0.0
441,000
(1)
European Investment
Bank,
0.625
%,
07/25/2025 428,662
0.1
59,000  European Investment
Bank,
0.625
%,
10/21/2027 53,971
0.0
178,000  European Investment
Bank,
0.750
%,
10/26/2026 167,714
0.0
89,000  European Investment
Bank,
0.750
%,
09/23/2030 75,382
0.0
59,000  European Investment
Bank,
0.875
%,
05/17/2030 50,746
0.0
237,000  European Investment
Bank,
1.250
%,
02/14/2031 204,406
0.0
59,000  European Investment
Bank,
1.625
%,
10/09/2029 53,691
0.0
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
89,000  European Investment
Bank,
1.625
%,
05/13/2031 $ 78,355
0.0
178,000
(1)
European Investment
Bank,
1.750
%,
03/15/2029 164,431
0.0
89,000  European Investment
Bank,
2.125
%,
04/13/2026 86,802
0.0
89,000  European Investment
Bank,
2.375
%,
05/24/2027 86,264
0.0
178,000  European Investment
Bank,
2.750
%,
08/15/2025 175,916
0.0
237,000  European Investment
Bank,
3.250
%,
11/15/2027 234,718
0.0
237,000  European Investment
Bank,
3.625
%,
07/15/2030 236,710
0.0
296,000  European Investment
Bank,
3.750
%,
02/14/2033 294,235
0.0
296,000  European Investment
Bank,
3.875
%,
03/15/2028 298,723
0.0
296,000  European Investment
Bank,
4.000
%,
02/15/2029 300,696
0.0
237,000  European Investment
Bank,
4.125
%,
02/13/2034 241,949
0.0
237,000  European Investment
Bank,
4.375
%,
03/19/2027 241,304
0.0
237,000  European Investment
Bank,
4.500
%,
10/16/2028 245,068
0.0
296,000  European Investment
Bank,
4.750
%,
06/15/2029 310,404
0.0
59,000  European Investment
Bank,
4.875
%,
02/15/2036 63,925
0.0
296,000  European Investment
Bank, GMTN,
1.375
%,
03/15/2027 280,540
0.0
500,000  Export-Import Bank
of Korea,
3.250
%,
08/12/2026 492,465
0.1
315,000  Export-Import Bank
of Korea,
4.500
%,
01/11/2029 320,357
0.0
201,000  Export-Import Bank
of Korea,
5.125
%,
01/11/2033 210,771
0.0
98,000  Hungary Government
International Bond 30Y,
7.625
%,
03/29/2041 117,079
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
588,000  Indonesia Government
International Bond,
1.850
%,
03/12/2031 $ 507,518
0.1
588,000  Indonesia Government
International Bond,
4.350
%,
01/11/2048 545,332
0.1
588,000  Indonesia Government
International Bond,
4.850
%,
01/11/2033 601,781
0.1
1,410,000  Inter-American
Development Bank,
0.625
%,
07/15/2025 1,371,570
0.1
588,000
(1)
Inter-American
Development Bank,
3.200
%,
08/07/2042 505,678
0.1
520,000  Israel Government
International Bond 10Y,
4.500
%,
01/17/2033 488,963
0.1
564,000  Israel Government
International Bond 30Y,
3.875
%,
07/03/2050 411,015
0.0
200,000  Japan Bank for
International
Cooperation,
1.250
%,
01/21/2031 170,496
0.0
236,000  Japan Bank for
International
Cooperation,
1.875
%,
04/15/2031 208,393
0.0
200,000  Japan Bank for
International
Cooperation,
2.125
%,
02/16/2029 186,524
0.0
200,000  Japan Bank for
International
Cooperation,
2.875
%,
06/01/2027 195,219
0.0
200,000  Japan Bank for
International
Cooperation,
3.250
%,
07/20/2028 196,318
0.0
200,000  Japan Bank for
International
Cooperation,
4.250
%,
01/26/2026 200,449
0.0
200,000  Japan Bank for
International
Cooperation,
4.250
%,
04/27/2026 200,785
0.0
200,000  Japan Bank for
International
Cooperation,
4.375
%,
10/05/2027 203,332
0.0
200,000  Japan Bank for
International
Cooperation DTC,
2.250
%,
11/04/2026 193,424
0.0
200,000  Korea International
Bond,
4.125
%,
06/10/2044 188,441
0.0
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
881,000  Mexico Government
International Bond,
2.659
%,
05/24/2031 $ 757,735
0.1
1,521,000  Mexico Government
International Bond,
6.000
%,
05/07/2036 1,551,420
0.1
1,696,000  Mexico Government
International Bond,
MTN,
4.750
%,
03/08/2044 1,441,706
0.1
588,000  Panama Government
International Bond,
3.870
%,
07/23/2060 371,939
0.0
1,183,000  Panama Government
International Bond,
6.400
%,
02/14/2035 1,214,426
0.1
1,161,000  Peruvian Government
International Bond,
6.550
%,
03/14/2037 1,306,932
0.1
2,350,000  Philippine Government
International Bond,
6.375
%,
01/15/2032 2,630,531
0.2
1,763,000  Province of British
Columbia Canada,
2.250
%,
06/02/2026 1,717,391
0.1
1,763,000  Province of Ontario
Canada,
1.050
%,
04/14/2026 1,688,670
0.1
1,763,000  Province of Ontario
Canada,
1.125
%,
10/07/2030 1,506,498
0.1
192,000  Province of Quebec
Canada,
0.600
%,
07/23/2025 186,542
0.0
89,000  Province of Quebec
Canada,
1.350
%,
05/28/2030 77,759
0.0
59,000  Province of Quebec
Canada,
1.900
%,
04/21/2031 52,095
0.0
118,000  Province of Quebec
Canada,
2.500
%,
04/20/2026 115,518
0.0
74,000  Province of Quebec
Canada,
2.750
%,
04/12/2027 72,247
0.0
207,000  Province of Quebec
Canada,
3.625
%,
04/13/2028 206,252
0.0
222,000  Province of Quebec
Canada,
4.500
%,
04/03/2029 228,482
0.0
89,000  Province of Quebec
Canada,
4.500
%,
09/08/2033 91,579
0.0
89,000  Province of Quebec
Canada PD,
7.500
%,
09/15/2029 103,493
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
1,410,000  Republic of Italy
Government
International Bond 5Y,
1.250
%,
02/17/2026 $ 1,353,779
0.1
104,000  Republic of Poland
Government
International Bond,
3.250
%,
04/06/2026 102,874
0.0
89,000  Republic of Poland
Government
International Bond,
4.625
%,
03/18/2029 91,345
0.0
148,000  Republic of Poland
Government
International Bond,
4.875
%,
10/04/2033 150,437
0.0
178,000  Republic of Poland
Government
International Bond,
5.125
%,
09/18/2034 183,279
0.0
89,000  Republic of Poland
Government
International Bond,
5.500
%,
11/16/2027 93,106
0.0
148,000  Republic of Poland
Government
International Bond,
5.500
%,
04/04/2053 152,114
0.0
207,000  Republic of Poland
Government
International Bond,
5.500
%,
03/18/2054 211,488
0.0
89,000  Republic of Poland
Government
International Bond,
5.750
%,
11/16/2032 95,799
0.0
325,000  State of Israel 10Y,
2.500
%,
01/15/2030 286,000
0.0
622,000  Uruguay Government
International Bond,
5.100
%,
06/18/2050 621,689
0.1
Total Sovereign Bonds
(Cost $36,758,521)
36,127,494
2.2
COMMERCIAL MORTGAGE-BACKED SECURITIES : 1.7%
470,039
(3)
BANK 2022-BNK39
A4, 2.928%,
02/15/2055 422,745
0.0
1,468,871  Bank of America Merrill
Lynch Commercial
Mortgage Trust 2017-
BNK3 AS, 3.748%,
02/15/2050 1,423,099
0.1
2,350,194  Benchmark Mortgage
Trust 2018-B3 A5,
4.025%,
04/10/2051 2,302,453
0.1
648,066  Benchmark Mortgage
Trust 2019-B10 A4,
3.717%,
03/15/2062 628,220
0.0
881,323  Benchmark Mortgage
Trust 2021-B28 A5,
2.224%,
08/15/2054 760,028
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
501,000  COMM Mortgage
Trust 2016-COR1 AM,
3.494%,
10/10/2049 $ 477,096
0.0
1,000,000
(3)
CSAIL Commercial
Mortgage Trust
2016-C7 B, 4.469%,
11/15/2049 950,737
0.1
346,241
(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K047 A2, 3.329%,
05/25/2025 343,201
0.0
285,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K053 A2, 2.995%,
12/25/2025 280,795
0.0
750,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K060 A2, 3.300%,
10/25/2026 739,577
0.1
500,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K062 A2, 3.413%,
12/25/2026 493,759
0.0
750,000
(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K063 A2, 3.430%,
01/25/2027 741,351
0.1
757,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K071 A2, 3.286%,
11/25/2027 743,474
0.1
315,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K100 A2, 2.673%,
09/25/2029 296,847
0.0
750,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K102 A2, 2.537%,
10/25/2029 702,694
0.0
225,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K133 A2, 2.096%,
09/25/2031 198,513
0.0
250,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K146 A2, 2.920%,
06/25/2032 230,614
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
120,000
(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K148 A2, 3.500%,
07/25/2032 $ 115,028
0.0
750,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K149 A2, 3.530%,
08/25/2032 720,075
0.0
200,000
(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-150 A2, 3.710%,
09/25/2032 194,521
0.0
750,000
(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-151 A2, 3.800%,
10/25/2032 733,099
0.0
600,000
(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-153 A2, 3.820%,
12/25/2032 586,624
0.0
225,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K-155 A2, 4.250%,
04/25/2033 226,467
0.0
750,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K-161 A2, 4.900%,
10/25/2033 789,482
0.1
750,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K-162 A2, 5.150%,
12/25/2033 803,836
0.1
750,000
(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K507 A2, 4.800%,
09/25/2028 770,027
0.1
750,000
(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K508 A2, 4.740%,
08/25/2028 769,575
0.1
750,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K509 A2, 4.850%,
09/25/2028 771,914
0.1
300,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K511 A2, 4.860%,
10/25/2028 308,937
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
750,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K740 A2, 1.470%,
09/25/2027 $ 698,634
0.0
1,705,440  JPMDB Commercial
Mortgage Securities
Trust 2016-C2 A3A,
2.881%,
06/15/2049 1,666,899
0.1
1,028,210  JPMDB Commercial
Mortgage Securities
Trust 2019-COR6 A4,
3.057%,
11/13/2052 916,009
0.1
587,549
(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C22 C,
4.337%,
04/15/2048 517,636
0.0
890,000  Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C25 A5,
3.635%,
10/15/2048 877,372
0.1
625,000  Morgan Stanley Capital
I Trust 2016-BNK2 AS,
3.282%,
11/15/2049 567,875
0.0
588,000
(3)(4)
MSCG Trust 2015-
ALDR A2, 3.577%,
06/07/2035 570,356
0.0
587,549
(3)
UBS Commercial
Mortgage Trust 2018-
C9 A4, 4.117%,
03/15/2051 574,887
0.0
931,191  Wells Fargo
Commercial Mortgage
Trust 2015-P2 A3,
3.541%,
12/15/2048 919,739
0.1
529,000  Wells Fargo
Commercial Mortgage
Trust 2021-C59 A5,
2.626%,
04/15/2054 466,665
0.0
1,100,000
(3)
WFRBS Commercial
Mortgage Trust 2014-
C21 B, 4.213%,
08/15/2047 1,065,212
0.1
Total Commercial
Mortgage-Backed
Securities
(Cost $27,960,778)
27,366,072
1.7
ASSET-BACKED SECURITIES : 0.8%
Automobile Asset-Backed Securities : 0.6%
1,000,000  Ally Auto Receivables
Trust 2024-1 A4,
4.940%,
10/15/2029 1,022,428
0.1
450,000  AmeriCredit Automobile
Receivables Trust
2022-2 C, 5.320%,
04/18/2028 456,745
0.0
1,000,000  GM Financial
Automobile Leasing
Trust 2023-1 A4,
5.160%,
01/20/2027 1,003,482
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
92,885  GM Financial Consumer
Automobile Receivables
Trust 2021-3 A3,
0.480%,
06/16/2026 $ 92,021
0.0
750,000  GM Financial Consumer
Automobile Receivables
Trust 2024-2 A3,
5.100%,
03/16/2029 764,709
0.1
588,000  Honda Auto
Receivables Owner
Trust 2021-2 A4,
0.550%,
08/16/2027 584,632
0.0
121,360  Mercedes-Benz Auto
Receivables Trust
2021-1 A3, 0.460%,
06/15/2026 119,959
0.0
243,581  Nissan Auto
Receivables Owner
Trust 2022-A A3,
1.860%,
08/17/2026 240,289
0.0
1,110,000  Nissan Auto
Receivables Owner
Trust 2022-A A4,
2.070%,
12/17/2029 1,076,781
0.1
441,000  Nissan Auto
Receivables Owner
Trust 2022-B A4,
4.450%,
11/15/2029 442,923
0.0
600,000  Santander Drive Auto
Receivables Trust
2024-2 A3, 5.630%,
11/15/2028 610,528
0.0
630,000  Toyota Auto
Receivables Owner
Trust 2022-C A4,
3.770%,
02/15/2028 624,652
0.0
500,000  Toyota Auto
Receivables Owner
Trust 2022-D A4,
5.430%,
04/17/2028 512,978
0.0
1,000,000  Volkswagen Auto Lease
Trust 2024-A A4,
5.200%,
12/20/2028 1,018,778
0.1
141,770  Volkswagen Auto Loan
Enhanced Trust 2021-1
A3, 1.020%,
06/22/2026 140,281
0.0
40,043  World Omni Auto
Receivables Trust
2021-D A3, 0.810%,
10/15/2026 39,526
0.0
650,000  World Omni Automobile
Lease Securitization
Trust 2024-A A4,
5.250%,
09/17/2029 665,595
0.1
9,416,307
0.6
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Credit Card Asset-Backed Securities : 0.1%
650,000  American Express
Credit Account Master
Trust 2022-4 A,
4.950%,
10/15/2027 $ 654,150
0.0
1,000,000  American Express
Credit Account Master
Trust 2024-1 A,
5.230%,
04/15/2029 1,030,654
0.1
1,000,000  BA Credit Card Trust
2022-A1 A1, 3.530%,
11/15/2027 993,352
0.0
2,678,156
0.1
Other Asset-Backed Securities : 0.1%
154,000  CNH Equipment Trust
2023-B A4, 5.460%,
03/17/2031 159,649
0.0
1,500,000  John Deere Owner
Trust 2024 2024-A A4,
4.910%,
02/18/2031 1,534,635
0.1
1,694,284
0.1
Total Asset-Backed
Securities
(Cost $13,558,469)
13,788,747
0.8
MUNICIPAL BONDS : 0.5%
California : 0.0%
175,000  State of California,
7.550%,
04/01/2039 220,230
0.0
Connecticut : 0.1%
2,195,000  State of Connecticut A,
5.850%,
03/15/2032 2,379,380
0.1
New Jersey : 0.2%
2,012,000  New Jersey Turnpike
Authority A, 7.102%,
01/01/2041 2,391,872
0.2
New York : 0.2%
2,055,000  Metropolitan
Transportation Authority
E, 6.814%,
11/15/2040 2,335,977
0.1
1,370,000  Port Authority of New
York & New Jersey,
4.926%,
10/01/2051 1,377,154
0.1
3,713,131
0.2
Total Municipal Bonds
(Cost $8,378,549)
8,704,613
0.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY DEBT : 0.0%
Fhlmc-Monthly Coupon : 0.0%
815,000  Federal Home Loan
Mortgage Corp. GDIF,
6.750%,
09/15/2029 $ 932,944
0.0
Total U.S. Government
Agency Debt
(Cost $937,234)
932,944
0.0
Total Long-Term
Investments
(Cost $1,537,465,992)
1,509,033,181
92.0
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 8.6%
Commercial Paper : 6.6%
15,000,000  Agilent Technologies,
5.050
%,
10/15/2024 14,969,038
0.9
30,000,000  Barton Capital S.A.,
4.910
%,
10/02/2024 29,991,945
1.9
15,000,000  Concord
Minutemen Capital
Co. LLC,
4.900
%,
12/11/2024 14,856,840
0.9
10,000,000  Dominion Energy, Inc.,
4.990
%,
10/04/2024 9,994,554
0.6
4,775,000  Enbridge (US) Inc.,
5.100
%,
10/02/2024 4,773,669
0.3
10,000,000
Entergy Corp.,
4.990
%,
10/01/2024 9,998,638
0.6
23,000,000  Mondelez International,
5.000
%,
10/02/2024 22,993,719
1.4
Total Commercial Paper
(Cost $107,591,393)
107,578,403
6.6
Repurchase Agreements : 1.1%
1,002,165
(6)
ASL Capital Markets,
Inc., Repurchase
Agreement dated
09/30/2024, 5.350%,
due 10/01/2024
(Repurchase
Amount $1,002,312,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.470%-
7.000%, Market Value
plus accrued interest
$1,022,208, due
06/01/28-07/15/59)
1,002,165
0.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
4,969,218
(6)
Bethesda Securities,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $4,969,899,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.500%-
7.026%, Market Value
plus accrued interest
$5,068,602, due
10/01/27-01/01/57)
$ 4,969,218
0.3
4,969,218
(6)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $4,969,899,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.408%, Market Value
plus accrued interest
$5,068,602, due
05/01/26-08/20/74)
4,969,218
0.3
1,797,865
(6)
CF Secured LLC,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,798,111,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.070%, Market Value
plus accrued interest
$1,833,822, due
05/15/27-07/20/73)
1,797,865
0.1
4,939,138
(6)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $4,939,815,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.750%-
5.500%, Market Value
plus accrued interest
$5,037,921, due
07/15/28-09/01/54)
4,939,138
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
327,544
(6)
National Bank Financial,
Inc., Repurchase
Agreement dated
09/30/2024, 4.900%,
due 10/01/2024
(Repurchase Amount
$327,588, collateralized
by various U.S.
Government Securities,
0.375%-5.000%, Market
Value plus accrued
interest $334,095, due
10/01/24-09/09/49)
$ 327,544
0.0
Total Repurchase
Agreements
(Cost $18,005,148)
18,005,148
1.1
Time Deposits : 0.2%
500,000
(6)
Canadian Imperial Bank
of Commerce,
4.810
%,
10/01/2024 500,000
0.1
500,000
(6)
Landesbank
Hessen Thueringen
Girozentrale,
4.820
%,
10/01/2024 500,000
0.0
500,000
(6)
Mizuho Bank Ltd.,
4.820
%,
10/01/2024 500,000
0.1
500,000
(6)
Royal Bank of Canada,
4.830
%,
10/01/2024 500,000
0.0
500,000
(6)
Skandinaviska Enskilda
Banken AB,
4.810
%,
10/01/2024 500,000
0.0
500,000
(6)
Svenska
Handelsbanken AB,
4.810
%,
10/01/2024 500,000
0.0
Total Time Deposits
(Cost $3,000,000)
3,000,000
0.2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.7%
11,801,000
(7)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $11,801,000) $ 11,801,000 0.7
Total Short-Term
Investments
(Cost $140,397,541)
140,384,551
8.6
Total Investments in
Securities
(Cost $1,677,863,533) $ 1,649,417,732 100.6
Liabilities in Excess of
Other Assets
(9,831,900) (0.6)
Net Assets $ 1,639,585,832 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(3)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2024.
(4)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(5)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2024.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of September 30, 2024.
Reference Rate Abbreviations:
RFUCCT1Y FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
US0003M 3-month LIBOR

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
U.S. Treasury Obligations $ — $ 568,390,976 $ — $ 568,390,976
U.S. Government Agency Obligations — 433,964,862 — 433,964,862
Corporate Bonds/Notes — 419,757,475 — 419,757,475
Sovereign Bonds — 36,127,494 — 36,127,494
Commercial Mortgage-Backed Securities — 27,366,072 — 27,366,072
Asset-Backed Securities — 13,788,747 — 13,788,747
Municipal Bonds — 8,704,613 — 8,704,613
U.S. Government Agency Debt — 932,944 — 932,944
Collateralized Mortgage Obligations — — — —
Short-Term Investments 11,801,000 128,583,551 — 140,384,551
Total Investments, at fair value $ 11,801,000 $ 1,637,616,734 $ — $ 1,649,417,734
Other Financial Instruments+
Futures 8,613 — — 8,613
Total Assets $ 11,809,613 $ 1,637,616,734 $ — $ 1,649,426,347
Liabilities Table
Other Financial Instruments+
Futures $ (790,769) $ — $ — $ (790,769)
Total Liabilities $ (790,769) $ — $ — $ (790,769)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2024, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 86 12/31/24 $ 17,908,828 $ (39,806)
U.S. Treasury 10-Year Note 425 12/19/24 48,569,532 7,167
U.S. Treasury Long Bond 150 12/19/24 18,628,125 (91,263)
U.S. Treasury Ultra Long Bond 708 12/19/24 94,230,375 (650,300)
$ 179,336,860 $ (774,202)
Short Contracts:
U.S. Treasury 5-Year Note (196) 12/31/24 (21,537,031) (9,400)
U.S. Treasury Ultra 10-Year Note (11) 12/19/24 (1,301,266) 1,446
$ (22,838,297) $ (7,954)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 18,587,519
Gross Unrealized Depreciation (47,033,321)
Net Unrealized Depreciation $ (28,445,802)